As filed with the SEC on September 5, 2008.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04419

TRANSAMERICA SERIES TRUST
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2008 – June 30, 2008

Item 1: Report(s) to Shareholders.

Transamerica Series Trust Semi-Annual Report

570 Carillon Parkway

St. Petersburg, FL 33716

Distributor:  Transamerica Capital, Inc.

Customer Service:  1-800-851-9777

The following pages contain the most recent semi-annual reports for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on a semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. Unlike our past reports, this streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Dear Fellow Shareholder,

On behalf of Transamerica Series Trust, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial advisor in the future.  We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to recognize and understand current market conditions in order to provide a context for reading this report.  Both equity and fixed-income markets have been volatile over the past six months as investors have digested a material slowdown in GDP growth, housing recession, credit crisis, and rising oil and food prices.  In this environment, many funds have struggled to produce positive returns.  Investors have flocked to money market instruments and Treasuries in a flight to quality.  The Federal Reserve has been aggressive in lowering the federal funds rate from 4.25% at the beginning of January to 2.00% at the end of April.  At the June 25th meeting, the Federal Reserve held the federal funds rate steady, ending a series of consecutive rate reductions since September 2007.  The rate reductions by the Federal Reserve signaled an effort to inject liquidity and stability to the markets which have been adversely affected by credit conditions and a weakening economy.   For the six months ended June 30th, 2008, the Dow Jones Industrial Average returned -13.38%, the Standard & Poor’s 500 Index returned -11.91%, and the Lehman Aggregate Bond Index returned 1.13%.  Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial advisor is a key resource to help you build a complete picture of your current and future financial needs.  Financial advisors are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial advisor if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

John K. Carter	Christopher A. Staples, CFA
President & Chief Executive Officer	Senior Vice President & Chief Investment Officer
Transamerica Series Trust	Transamerica Series Trust

Transamerica American Century Large Company Value VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$851.49	0.88%	$4.05
Hypothetical (b)	1,000.00	1,020.49	0.88	4.42

Service Class
Actual	1,000.00	849.55	1.13	5.20
Hypothetical (b)	1,000.00	1,019.24	1.13	5.67

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

Transamerica Series Trust	Semi-Annual Report 2008

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK (0.3%)
Commercial Banks (0.3%)
National City Corp., 0.89% ^ r	210,600	$1,004
Total Preferred Stock (cost $3,710)		1,004

COMMON STOCKS (94.5%)
Aerospace & Defense (1.1%)
Northrop Grumman Corp.	61,300	4,101
Beverages (1.8%)
Coca-Cola Co.	94,900	4,933
Pepsi Bottling Group, Inc.	74,300	2,074
Biotechnology (0.7%)
Amgen, Inc. ‡	56,100	2,646
Capital Markets (2.5%)
Bank of New York Mellon Corp.	49,200	1,861
Goldman Sachs Group, Inc.	23,300	4,075
Morgan Stanley	105,100	3,791
Chemicals (2.0%)
Ei DU Pont de Nemours & Co.	102,500	4,396
PPG Industries, Inc.	59,800	3,431
Commercial Banks (3.9%)
PNC Financial Services Group, Inc.	43,500	2,484
US Bancorp	110,300	3,076
Wachovia Corp. ^	169,000	2,624
Wells Fargo & Co.	287,900	6,838
Commercial Services & Supplies (1.8%)
Avery Dennison Corp.	37,600	1,652
Robert Half International, Inc.	11,900	285
RR Donnelley & Sons Co.	81,300	2,414
Waste Management, Inc.	71,100	2,681
Communications Equipment (0.1%)
Motorola, Inc.	63,200	464
Computers & Peripherals (2.6%)
Hewlett-Packard Co.	112,200	4,960
International Business Machines Corp.	42,200	5,002
Consumer Finance (0.3%)
Discover Financial Services	73,100	963
Diversified Consumer Services (0.7%)
H&R Block, Inc.	128,700	2,754
Diversified Financial Services (6.8%)
Bank of America Corp. ¡	337,700	8,061
Citigroup, Inc.	509,000	8,531
JPMorgan Chase & Co.	274,900	9,432
Diversified Telecommunication Services (6.0%)
AT&T, Inc. ¡	410,900	13,843
Embarq Corp.	30,100	1,423
Verizon Communications, Inc.	214,100	7,579
Electric Utilities (2.8%)
Exelon Corp.	65,200	5,866
PPL Corp.	91,700	4,793
Energy Equipment & Services (0.6%)
National Oilwell Varco, Inc. ‡	26,400	2,342
Food & Staples Retailing (2.5%)
Kroger Co.	92,800	2,679
Walgreen Co.	74,900	2,435
Wal-Mart Stores, Inc.	78,600	4,417
Food Products (0.7%)
Unilever NV	90,000	2,556
Health Care Equipment & Supplies (0.7%)
Medtronic, Inc.	53,700	2,779
Health Care Providers & Services (0.4%)
Quest Diagnostics, Inc.	28,400	1,377
Hotels, Restaurants & Leisure (0.6%)
Darden Restaurants, Inc.	19,700	629
McDonald’s Corp.	15,000	844
Starbucks Corp. ‡	58,900	927
Household Durables (0.7%)
Newell Rubbermaid, Inc.	157,400	2,643
Household Products (0.6%)
Clorox Co.	40,900	2,135
Independent Power Producers & Energy Traders (0.8%)
NRG Energy, Inc. ‡ ^	68,000	2,917
Industrial Conglomerates (5.0%)
General Electric Co.	638,400	17,039
Tyco International, Ltd.	55,100	2,206
Insurance (5.4%)
Allstate Corp.	100,900	4,600
American International Group, Inc.	205,100	5,427
Hartford Financial Services Group, Inc.	65,700	4,242
Loews Corp.	32,711	1,534
Torchmark Corp.	48,400	2,839
Travelers Cos., Inc. ‡	47,500	2,062
IT Services (0.4%)
Fiserv, Inc. ‡	38,000	1,724
Machinery (3.0%)
Caterpillar, Inc.	45,500	3,359
Dover Corp.	59,000	2,854
Ingersoll-Rand Co., Ltd. -Class A	75,600	2,830
Parker Hannifin Corp.	32,300	2,303
Media (3.0%)
CBS Corp. -Class B	60,600	1,181
Gannett Co., Inc. ^	117,600	2,549
Time Warner, Inc.	336,300	4,977
Viacom, Inc. -Class B ‡	96,100	2,935
Metals & Mining (0.7%)
Nucor Corp.	37,600	2,808
Multiline Retail (0.6%)
Kohl’s Corp. ‡	59,500	2,382
Office Electronics (0.6%)
Xerox Corp.	164,600	2,232
Oil, Gas & Consumable Fuels (16.1%)
Chevron Corp.	160,100	15,871
ConocoPhillips	123,800	11,686
Devon Energy Corp.	8,600	1,033
Exxon Mobil Corp.	241,100	21,248
Royal Dutch Shell PLC -Class A	141,700	11,578

The notes to the financial statements are an integral part of this report.

2

	Shares	Value
Paper & Forest Products (1.0%)
International Paper Co.	40,800	$951
Weyerhaeuser Co.	57,300	2,930
Pharmaceuticals (9.4%)
Abbott Laboratories ¡	67,100	3,554
Eli Lilly & Co.	63,500	2,931
Johnson & Johnson	171,500	11,034
Merck & Co., Inc.	103,700	3,909
Pfizer, Inc.	559,700	9,778
Wyeth	99,300	4,763
Road & Rail (0.2%)
YRC Worldwide, Inc. ‡ ^	50,000	743
Semiconductors & Semiconductor Equipment (0.9%)
Applied Materials, Inc.	77,700	1,483
Intel Corp.	85,800	1,843
Software (1.8%)
Microsoft Corp.	147,600	4,060
Oracle Corp. ‡	130,000	2,730
Specialty Retail (2.5%)
Best Buy Co., Inc. ^	69,300	2,744
Gap, Inc. ^	101,100	1,685
Home Depot, Inc.	110,100	2,579
Staples, Inc.	111,000	2,636
Textiles, Apparel & Luxury Goods (0.7%)
V.F. Corp.	35,100	2,498
Thrifts & Mortgage Finance (0.6%)
Freddie Mac ^	92,900	1,524
MGIC Investment Corp. ^	67,800	414
Washington Mutual, Inc. ^	87,600	432
Tobacco (1.3%)
Altria Group, Inc.	93,200	1,916
Lorillard, Inc. ‡	29,000	2,006
Philip Morris International, Inc.	19,200	948
Wireless Telecommunication Services (0.6%)
Sprint Nextel Corp.	230,900	2,194
Total Common Stocks (cost $430,547)		361,497

	Principal
REPURCHASE AGREEMENT (5.2%)
State Street Repurchase Agreement ▲ ° 1.05%, dated 06/30/2008 to be repurchased at $19,952 on 07/01/2008	$19,951	19,951
Total Repurchase Agreement (cost $19,951)		19,951

	Shares
SECURITIES LENDING COLLATERAL (4.3%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% r °	16,502	16,502
Total Securities Lending Collateral (cost $16,502)		16,502

Total Investment Securities (cost $470,710) #		$398,954

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts (•)	Date	Amount	(Depreciation)

S&P 500 E-Mini Index	234	09/19/2008	$14,989	$(903)
			$14,989	$(903)

NOTES TO SCHEDULE OF INVESTMENTS:
^	All or a portion of this security is on loan. The value of all securities on loan is $15,749.
¡	All or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated is $5,622.
▲

Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.88% and maturity date of 04/30/2010, respectively, and with a market value plus accrued interest of $20,351.

°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
r	Interest rate shown reflects the yield at June 30, 2008.
‡	Non-income producing security.
•	Contract amounts are not in thousands.
#

Aggregate cost for federal income tax purposes is $470,710. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $25,321 and $97,077, respectively. Net unrealized depreciation for tax purposes is $71,756.

DEFINITIONS :

PLC	Public Limited Company

The notes to the financial statements are an integral part of this report.

3

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities			Other Financial Instruments*
Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Total Investments in Securities
$379,003	$19,951	$—	$—	$(903)	$—	$398,954

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

4

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $470,710) (including securities loaned of $15,749)	$398,954
Receivables:
Investment securities sold	11,385
Shares sold	97
Interest	3
Income from loaned securities	14
Dividends	680
Variation margin	13
411,146
Liabilities:
Investment securities purchased	11,709
Accounts payable and accrued liabilities:
Shares redeemed	13
Management and advisory fees	280
Service fees	—(a )
Administration fees	7
Printing and shareholder reports	26
Payable for collateral for securities on loan	16,502
Other	24
28,561
Net Assets	$382,585
Net Assets Consist of:
Capital Stock ($.01 par value)	$405
Additional paid-in capital	433,267
Undistributed net investment income	11,888
Undistributed net realized gain from investment securities, and futures	9,684
Net unrealized depreciation on:
Investment securities	(71,756)
Futures contracts	(903)
Net Assets	$382,585
Net Assets by Class:
Initial Class	$380,643
Service Class	1,942
Shares Outstanding:
Initial Class	40,247
Service Class	206
Net Asset Value and Offering Price Per Share:
Initial Class	$9.46
Service Class	9.43

(a) Amount is less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $54)	$5,801
Interest	110
Income from loaned securities-net	77
5,988
Expenses:
Management and advisory fees	1,686
Printing and shareholder reports	28
Custody fees	26
Administration fees	41
Legal fees	6
Audit fees	9
Trustees fees	5
Service fees:
Service Class	3
Other	3
Total expenses	1,807

Net Investment Income	4,181

Net Realized Loss from:
Investment securities	(3,238)
Futures contracts	(1,389)
(4,627)

Net Decrease in Unrealized Depreciation on:
Investment securities	(65,836)
Futures contracts	(742)
(66,578)

Net Realized and Unrealized Loss	(71,205)

Net Decrease In Net Assets Resulting from Operations	$(67,024)

The notes to the financial statements are an integral part of this report.

5

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$4,181	$7,701
Net realized gain (loss) from investment securities and futures contracts	(4,627)	14,457
Change in net unrealized depreciation on investment securities and futures contracts	(66,578)	(29,090)
	(67,024)	(6,932)
Distributions to Shareholders:
From net investment income:
Initial Class	—	(2,142)
Service Class	—	(6)
	—	(2,148)
From net realized gains:
Initial Class	—	(2,009)
Service Class	—	(11)
	—	(2,020)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	12,368	322,804
Service Class	191	1,123
	12,559	323,927
Dividends and distributions reinvested:
Initial Class	—	4,151
Service Class	—	17
	—	4,168
Cost of shares redeemed:
Initial Class	(13,705)	(40,470)
Service Class	(298)	(1,751)
	(14,003)	(42,221)
Net Increase (decrease) in net assets from capital share transactions	(1,444)	285,874
Net increase (decrease) in net assets	(68,468)	274,774

Net Assets:
Beginning of year	451,053	176,279
End of period/year	$382,585	$451,053
Undistributed Net Investment Income	$11,888	$7,707

Share Activity:
Shares issued:
Initial Class	1,201	28,236
Service Class	20	95
	1,221	28,331
Shares issued-reinvested from distributions:
Initial Class	—	361
Service Class	—	1
	—	362
Shares redeemed:
Initial Class	(1,321)	(3,498)
Service Class	(30)	(151)
	(1,351)	(3,649)
Net increase (decrease) in shares outstanding:
Initial Class	(120)	25,099
Service Class	(10)	(55)
	(130)	25,044

The notes to the financial statements are an integral part of this report.

6

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$11.11		$11.34	$11.01	$11.06	$9.81	$7.64
Investment Operations
Net investment income(a)	0.10		0.21	0.19	0.18	0.17	0.12
Net realized and unrealized gain (loss)	(1.75)		(0.33)	1.80	0.26	1.18	2.08
Total operations	(1.65)		(0.12)	1.99	0.44	1.35	2.20
Distributions
From net investment income	—		(0.06)	(0.30)	(0.07)	(0.10)	(0.03)
From net realized gains	—		(0.05)	(1.36)	(0.42)	—	—
Total distributions	—		(0.11)	(1.66)	(0.49)	(0.10)	(0.03)
Net Asset Value
End of period/year	$9.46		$11.11	$11.34	$11.01	$11.06	$9.81
Total Return(b)	(14.85	)%(c)	(1.12)%	19.68%	4.15%	13.91%	28.79%
Net Assets End of Period/Year (000’s)	$380,643		$448,651	$173,206	$120,738	$185,445	$59,978
Ratios and Supplemental Data
Expenses to average net assets	0.88	%(d)	0.86%	0.92%	0.91%	0.97%	1.08%
Net investment income, to average net assets	2.04	%(d)	1.79%	1.72%	1.62%	1.67%	1.41%
Portfolio turnover rate	12	%(c)	18%	19%	26%	86%	62%

For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$11.10		$11.33	$11.00	$11.07	$9.82	$7.90
Investment Operations
Net investment income(a)	0.09		0.18	0.17	0.15	0.17	0.08
Net realized and unrealized gain (loss)	(1.76)		(0.33)	1.80	0.26	1.16	1.85
Total operations	(1.67)		(0.15)	1.97	0.41	1.33	1.93
Distributions
From net investment income	—		(0.03)	(0.28)	(0.06)	(0.08)	(0.01)
From net realized gains	—		(0.05)	(1.36)	(0.42)	—	—
Total distributions	—		(0.08)	(1.64)	(0.48)	(0.08)	(0.01)
Net Asset Value
End of period/year	$9.43		$11.10	$11.33	$11.00	$11.07	$9.82
Total Return(b)	(15.05	)%(c)	(1.33)%	19.44%	3.83%	13.61%	24.40	%(c)
Net Assets End of Period/Year (000’s)	$1,942		$2,402	$3,073	$1,781	$1,947	$149
Ratios and Supplemental Data
Expenses to average net assets	1.13	%(d)	1.11%	1.17%	1.16%	1.22%	1.31	%(d)
Net investment income, to average net assets	1.78	%(d)	1.52%	1.49%	1.36%	1.66%	1.39	%(d)
Portfolio turnover rate	12	%(c)	18%	19%	26%	86%	62	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.

The notes to the financial statements are an integral part of this report.

7

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.           ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, American Century Large Company Value also changed its name to Transamerica American Century Large Company Value VP (“the Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

There were no recaptured commissions during the period ended June 30, 2008.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short-term, interest-bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $23.

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are: imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market; and inability of the counterparty to meet the contract terms.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.–(continued)

The underlying face amounts of open futures contracts at June 30, 2008 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities. Variation margin represents the additional payment due or excess deposits made in order to maintain the equity account at the required margin level.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2008:

	Net Assets	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$18,665	4.88%
Transamerica Asset Allocation-Growth VP	71,855	18.78
Transamerica Asset Allocation-Moderate Growth VP	177,868	46.49
Transamerica Asset Allocation-Moderate VP	75,146	19.64
Total	$343,534	89.79%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $250 million	0.835%
Over $250 million up to $400 million	0.80%
Over $400 million up to $750 million	0.775%
Over $750 million	0.70%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.35% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008.  There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.–(continued)

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $18 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, and is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $2. As of June 30, 2008, payments made related to the Emeritus Plan were $3.

The Emeritus Plan was terminated effective October 30, 2007. Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$48,487
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	49,357
U.S. Government	—

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

10

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 5.–(continued)

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

11

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica American Century Large Company Value VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and American Century Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-, 3- and 5-year periods, but noted that the Fund’s performance track record prior to May, 2004 was attributable to a different investment team.  The Board recognized the Fund has had a lower risk/reward profile as compared to its peer universe over the past 3-year period, but noted that they would be monitoring performance closely in the coming quarters for expected improvement.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were above the median for its peer group and in line with the median for its peer universe.  The Board also noted that sub-advisory fees were renegotiated for 2008.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

12

Transamerica Asset Allocation - Conservative VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

The expenses shown in the table do not reflect any expenses from the Funds investment in other affiliated investment companies.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$960.83	0.14%	$0.68
Hypothetical (b)	1,000.00	1,024.17	0.14	0.70

Service Class
Actual	1,000.00	959.79	0.39	1.90
Hypothetical (b)	1,000.00	1,022.92	0.39	1.96

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Asset Type

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by asset type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Bond (46.5%)
Transamerica Convertible Securities VP ¡	2,991,587	$34,433
Transamerica Flexible Income q	5,790,467	49,624
Transamerica High Yield Bond q	4,475,568	37,774
Transamerica JPMorgan International Bond q	7,779,495	88,064
Transamerica MFS High Yield VP ¡	4,246,200	36,560
Transamerica PIMCO Total Return VP ¡	14,875,576	172,408
Transamerica Short-Term Bond q	6,872,145	66,522
Transamerica U.S. Government Securities VP ¡	733,523	8,971
Transamerica Van Kampen Emerging Markets Debt q	4,265,046	43,333
Capital Preservation (1.1%)
Transamerica Money Market VP ¡	12,956,042	12,956
Global/International Stock (7.2%)
Transamerica AllianceBernstein International Value q	745,241	8,369
Transamerica Evergreen International Small Cap q	730,268	9,698
Transamerica Marsico International Growth q	1,165,472	13,764
Transamerica Neuberger Berman International q	1,349,834	13,930
Transamerica Oppenheimer Developing Markets q	1,089,394	14,293
Transamerica Schroders International Small Cap q ‡	2,320,236	22,739
Inflation-Protected Securities (7.6%)
Transamerica PIMCO Real Return TIPS q	8,253,300	87,980
Tactical and Specialty (11.6%)
Transamerica BlackRock Global Allocation q	1,386,819	16,559
Transamerica Clarion Global Real Estate Securities VP ¡	973,758	16,807
Transamerica Evergreen Health Care q	992,631	11,217
Transamerica Loomis Sayles Bond q	9,358,285	89,465
U.S. Stock (26.0%)
Transamerica American Century Large Company Value VP ¡	1,973,339	18,668
Transamerica Bjurman, Barry Micro Emerging Growth q ‡	188,536	1,699
Transamerica BlackRock Large Cap Value VP ¡	2,113,276	36,137
Transamerica Capital Guardian Value VP ¡	1,383,530	20,670
Transamerica Equity VP ¡	1,363,014	33,108
Transamerica Federated Market Opportunity VP ¡	1,194,223	18,558
Transamerica Growth Opportunities VP ¡	571,930	9,002
Transamerica Jennison Growth VP ¡	2,093,883	15,704
Transamerica JPMorgan Mid Cap Value VP ¡	1,043,217	15,001
Transamerica Marsico Growth VP ¡	2,865,211	32,348
Transamerica Munder Net50 VP ¡	151,298	1,545
Transamerica Oppenheimer Small- & Mid-Cap Value q	656,824	6,647
Transamerica Science & Technology VP ‡ ¡	1,253,830	5,492
Transamerica Small/Mid Cap Value VP ¡	373,940	8,492
Transamerica T. Rowe Price Equity Income VP ¡	25,637	422
Transamerica T. Rowe Price Growth Stock VP ¡	696,640	16,071
Transamerica Third Avenue Value q	1,117,605	26,331
Transamerica UBS Large Cap Value q	2,448,677	26,397
Transamerica Van Kampen Mid-Cap Growth q	277,909	3,104
Transamerica Van Kampen Small Company Growth q	557,246	5,673
Total Investment Companies (cost $1,192,270) #		$1,156,535

NOTES TO SCHEDULE OF INVESTMENTS:

¡	The Fund invests its assets in the Initial Class shares of the other series of the Transamerica Series Trust.
q	The Fund invests its assets in the Class I shares of the other series of the Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $1,192,270. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $19,719 and $55,454, respectively. Net unrealized depreciation for tax purposes is $35,735.

The notes to the financial statements are an integral part of this report.

2

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$1,156,535	$—	$—	$1,156,535

The notes to the financial statements are an integral part of this report.

3

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $1,192,270)	$1,156,535
Receivables:
Shares sold	5,205
1,161,740
Liabilities:
Investment securities purchased	4,082
Accounts payable and accrued liabilities:
Shares redeemed	1,123
Management and advisory fees	98
Service fees	114
Administration fees	12
Printing and shareholder reports	75
Trustees fees	12
Other	37
5,553
Net Assets	$1,156,187

Net Assets Consist of:
Capital Stock ($.01 par value)	$1,049
Additional paid-in capital	1,096,369
Undistributed net investment income	40,922
Undistributed net realized gain from investment in affiliated investment companies	53,582
Net unrealized depreciation on investment in affiliated investment companies	(35,735)
Net Assets	$1,156,187
Net Assets by Class:
Initial Class	$621,754
Service Class	534,433
Shares Outstanding:
Initial Class	56,293
Service Class	48,669
Net Asset Value and Offering Price Per Share:
Initial Class	$11.04
Service Class	10.98

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:

Dividends from affiliated investment companies	$10,087

Expenses:
Management and advisory fees	568
Printing and shareholder reports	74
Custody fees	42
Administration fees	71
Legal fees	15
Audit fees	9
Trustees fees	13
Registration fees	2
Service fees:
Service Class	619
Other	7
Total expenses	1,420

Net Investment Income	8,667

Net Realized Gain from:
Investment in affiliated investment companies	9,924

Net Decrease in Unrealized Depreciation on:
Investment in affiliated investment companies	(59,816)

Net Realized and Unrealized Loss in Investment Affiliated Investment Companies	(49,892)

Net Decrease In Net Assets Resulting from Operations	$(41,225)

The notes to the financial statements are an integral part of this report.

4

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$8,667	$32,254
Net realized gain from investment in affiliated investment companies	9,924	43,940
Change in net unrealized depreciation on investment in affiliated investment companies	(59,816)	(18,517)
	(41,225)	57,677
Distributions to Shareholders:
From net investment income:
Initial Class	—	(17,032)
Service Class	—	(9,906)
	—	(26,938)
From net realized gains:
Initial Class	—	(20,994)
Service Class	—	(12,917)
	—	(33,911)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	204,234	234,966
Service Class	211,153	151,376
	415,387	386,342
Dividends and distributions reinvested:
Initial Class	—	38,026
Service Class	—	22,824
	—	60,850
Cost of shares redeemed:
Initial Class	(115,153)	(244,742)
Service Class	(50,768)	(69,222)
	(165,921)	(313,964)
Net increase in net assets from capital share transactions	249,466	133,228
Net increase in net assets	208,241	130,056

Net Assets:
Beginning of year	947,946	817,890
End of period/year	$1,156,187	$947,946
Undistributed net investment income	$40,922	$32,255

Share Activity:
Shares issued:
Initial Class	18,137	20,148
Service Class	18,839	13,024
	36,976	33,172
Shares issued-reinvested from distributions:
Initial Class	—	3,435
Service Class	—	2,069
	—	5,504
Shares redeemed:
Initial Class	(10,126)	(21,033)
Service Class	(4,514)	(5,995)
	(14,640)	(27,028)
Net increase in shares outstanding:
Initial Class	8,011	2,550
Service Class	14,325	9,098
	22,336	11,648

The notes to the financial statements are an integral part of this report.

5

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

	For the		Initial Class
	period ended		Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$11.49		$11.54	$11.43	$12.04	$11.16	$9.09
Investment Operations
Net investment income(a)	0.09		0.42	0.41	0.47	0.24	0.04
Net realized and unrealized gain (loss)	(0.54)		0.29	0.62	0.12	0.82	2.04
Total operations	(0.45)		0.71	1.03	0.59	1.06	2.08
Distributions
From net investment income	—		(0.34)	(0.38)	(0.32)	(0.03)	(0.01)
From net realized gains	—		(0.42)	(0.54)	(0.88)	(0.15)	—
Total distributions	—		(0.76)	(0.92)	(1.20)	(0.18)	(0.01)
Net Asset Value
End of period/year	$11.04		$11.49	$11.54	$11.43	$12.04	$11.16
Total Return(b)	(3.92	)%(c)	6.38%	9.45%	5.18%	9.71%	22.91%
Ratios and Supplemental Data
Net Assets End of Period/Year (000’s)	$621,754		$554,977	$527,618	$516,376	$511,683	$453,710
Expenses to average net assets(d)	0.14	%(e)	0.13%	0.13%	0.14%	0.14%	0.13%
Net investment income, to average net assets(f)	1.54	%(e)	3.60%	3.54%	4.01%	2.10%	0.45%
Portfolio turnover rate	9	%(c)	43%	18%	40%	53%	24%

For a share outstanding throughout each period

	For the		Service Class
	period ended		Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$11.44		$11.50	$11.41	$12.03	$11.15	$9.53
Investment Operations
Net investment income(a)	0.08		0.40	0.40	0.47	0.25	—
Net realized and unrealized gain (loss)	(0.54)		0.28	0.60	0.10	0.79	1.62
Total operations	(0.46)		0.68	1.00	0.57	1.04	1.62
Distributions
From net investment income	—		(0.32)	(0.37)	(0.31)	(0.01)	—
From net realized gains	—		(0.42)	(0.54)	(0.88)	(0.15)	—
Total distributions	—		(0.74)	(0.91)	(1.19)	(0.16)	—
Net Asset Value
End of period/year	$10.98		$11.44	$11.50	$11.41	$12.03	$11.15
Total Return(b)	(4.02	)%(c)	6.15%	9.14%	5.01%	9.45%	17.00	%(c)
Ratios and Supplemental Data
Net Assets End of Period/Year (000’s)	$534,433		$392,969	$290,272	$172,601	$84,490	$15,030
Expenses to average net assets(d)	0.39	%(e)	0.38%	0.38%	0.39%	0.39%	0.38	%(e)
Net investment income, to average net assets(f)	1.51	%(e)	3.48%	3.44%	4.03%	2.19%	0.03	%(e)
Portfolio turnover rate	9	%(c)	43%	18%	40%	53%	24	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The notes to the financial statements are an integral part of this report.

6

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.     ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Asset Allocation - Conservative Portfolio changed its name to Transamerica Asset Allocation - Conservative VP (the “Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses:  The Fund currently offers two classes of shares; an Initial Class and a Service Class.  Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act.  Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent.  Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affiliates of AEGON, NV, a Netherlands corporation.

TAM has entered into an agreement with Morningstar Associates, LLC (“Morningstar”) to provide investment services to the Fund. TAM compensates Morningstar as described in the Prospectus.

Transamerica Investment Management, LLC (“TIM”) is an affiliate of the Fund and is a sub-adviser to other funds within TST.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following rate:

0.10% of average daily net assets

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

7

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.   (continued)

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008.  There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses, or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc.

The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $53 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $11. As of June 30, 2008, payments made related to the Emeritus Plan were $20.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$365,304
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	107,060
U.S. Government	—

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.  Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”).  FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities.  Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

9

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation - Conservative VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Trustees noted that the Fund’s performance was above the median for its peer universe for the past 1- and 5-year periods and strong compared to its peer universe for the past 3-year period.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were below the medians for its peer group and peer universe and that the total expenses of the Fund were in line with the medians for its peer group and peer universe, indicating competitive fees.  The Board also noted that currently, the entire management fee is paid over to the Sub-Adviser.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board considered the specific reasons for the absence of breakpoints, and concluded that the absence of breakpoints was acceptable under the circumstances.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that given the nature of the Fund, neither TAM nor the Sub-Adviser would realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

10

Transamerica Asset Allocation - Growth VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

The expenses shown in the table do not reflect any expenses from the Funds investment in other affiliated investment companies.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$891.80	0.14%	$0.66
Hypothetical (b)	1,000.00	1,024.17	0.14	0.70

Service Class
Actual	1,000.00	891.00	0.39	1.83
Hypothetical (b)	1,000.00	1,022.92	0.39	1.96

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Asset Type

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by asset type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Capital Preservation (0.0%)
Transamerica Money Market VP ¡	134,134	$134
Global/International Stock (18.0%)
Transamerica AllianceBernstein International Value q	2,116,479	23,768
Transamerica Evergreen International Small Cap q	4,582,638	60,858
Transamerica Marsico International Growth q	4,304,575	50,837
Transamerica Neuberger Berman International q	5,183,342	53,492
Transamerica Oppenheimer Developing Markets q	4,313,265	56,590
Transamerica Schroders International Small Cap q ‡	229,022	2,244
Tactical and Specialty (15.2%)
Transamerica BlackRock Global Allocation q	4,086,628	48,794
Transamerica BlackRock Natural Resources q	1,764,296	29,040
Transamerica BNY Mellon Market Neutral Strategy q	1,832,430	17,720
Transamerica Clarion Global Real Estate Securities VP ¡	3,512,579	60,627
Transamerica Evergreen Health Care q	2,126,288	24,027
Transamerica UBS Dynamic Alpha q	2,959,975	28,801
U.S. Stock (66.8%)
Transamerica American Century Large Company Value VP ¡	7,596,737	71,865
Transamerica Bjurman, Barry Micro Emerging Growth q ‡	829,649	7,475
Transamerica BlackRock Large Cap Value VP ¡	8,019,917	137,141
Transamerica Capital Guardian Value VP ¡	5,901,764	88,172
Transamerica Equity VP ¡	4,073,290	98,940
Transamerica Federated Market Opportunity VP ¡	68,962	1,072
Transamerica Growth Opportunities VP ¡	1,701,324	26,779
Transamerica Jennison Growth VP ¡	5,508,478	41,314
Transamerica JPMorgan Mid Cap Value VP ¡	2,731,167	39,274
Transamerica Marsico Growth VP ¡	8,332,253	94,071
Transamerica Munder Net50 VP ¡	2,660,745	27,166
Transamerica Oppenheimer Small- & Mid-Cap Value q	1,241,701	12,566
Transamerica Science & Technology VP ¡ ‡	1,045,141	4,578
Transamerica Small/Mid Cap Value VP ¡	1,864,198	42,336
Transamerica T. Rowe Price Equity Income VP ¡	3,451	57
Transamerica T. Rowe Price Growth Stock VP ¡	1,698,333	39,181
Transamerica Third Avenue Value q	4,353,036	102,558
Transamerica UBS Large Cap Value q	5,416,538	58,390
Transamerica Van Kampen Mid-Cap Growth q	180,075	2,011
Transamerica Van Kampen Small Company Growth q	2,355,710	23,981

Total Investment Companies (cost $1,449,576) #		$1,375,859

NOTES TO SCHEDULE OF INVESTMENTS:
¡	The Fund invests its assets in the Initial Class shares of the other series of the Transamerica Series Trust.
q	The Fund invests its assets in the Class I shares of the other series of the Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $1,449,576. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $43,404 and $117,121, respectively. Net unrealized depreciation for tax purposes is $73,717.

The notes to the financial statements are an integral part of this report.

2

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$1,375,859	$—	$—	$1,375,859

The notes to the financial statements are an integral part of this report.

3

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $1,449,576)	$1,375,859
Receivables:
Investment securities sold	1,100
Shares sold	153
1,377,112
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	1,254
Management and advisory fees	123
Service fees	75
Administration fees	15
Printing and shareholder reports	117
Trustees fees	20
Other	28
1,632
Net Assets	$1,375,480

Net Assets Consist of:
Capital Stock ($.01 par value)	$1,122
Additional paid-in capital	1,190,209
Undistributed net investment income in affiliated investment companies	31,269
Undistributed net realized gain from investment in affiliated investment companies	226,597
Net unrealized depreciation on investment in affiliated investment companies	(73,717)
Net Assets	$1,375,480
Net Assets by Class:
Initial Class	$1,041,115
Service Class	334,365
Shares Outstanding:
Initial Class	84,757
Service Class	27,454
Net Asset Value and Offering Price Per Share:
Initial Class	$12.28
Service Class	12.18

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:

Dividends from affiliated investment companies	$27

Expenses:
Management and advisory fees	732
Printing and shareholder reports	86
Custody fees	37
Administration fees	91
Legal fees	20
Audit fees	9
Trustees fees	18
Registration fees	3
Service fees:
Service Class	446
Other	9
Total expenses	1,451

Net Investment Loss	(1,424)

Net Realized Gain from:
Investment in affiliated investment companies	43,256

Net Decrease in Unrealized Depreciation on:
Investment in affiliated investment companies	(219,939)

Net Realized and Unrealized Loss on Investment in Affiliated Investment Companies	(176,683)

Net Decrease In Net Assets Resulting from Operations	$(178,107)

The notes to the financial statements are an integral part of this report.

4

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(1,424)	$32,692
Net realized gain from investment in affiliated investment companies	43,256	183,388
Change in net unrealized depreciation on investment in affiliated investment companies	(219,939)	(98,013)
	(178,107)	118,067
Distributions to Shareholders:
From net investment income:
Initial Class	—	(28,439)
Service Class	—	(8,096)
	—	(36,535)
From net realized gains:
Initial Class	—	(48,639)
Service Class	—	(15,016)
	—	(63,655)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	42,781	181,969
Service Class	24,433	98,688
	67,214	280,657
Dividends and distributions reinvested:
Initial Class	—	77,079
Service Class	—	23,112
	—	100,191
Cost of shares redeemed:
Initial Class	(128,732)	(212,569)
Service Class	(56,753)	(51,663)
	(185,485)	(264,232)
Net increase (decrease) in net assets from capital share transactions	(118,271)	116,616
Net increase (decrease) in net assets	(296,378)	134,493

Net Assets:
Beginning of year	1,671,858	1,537,365
End of period/year	$1,375,480	$1,671,858
Undistributed net investment income	$31,269	$32,693

Share Activity:
Shares issued:
Initial Class	3,320	12,885
Service Class	1,909	7,029
	5,229	19,914
Shares issued-reinvested from distributions:
Initial Class	—	5,782
Service Class	—	1,745
	—	7,527
Shares redeemed:
Initial Class	(10,136)	(15,044)
Service Class	(4,531)	(3,711)
	(14,667)	(18,755)
Net increase (decrease) in shares outstanding:
Initial Class	(6,816)	3,623
Service Class	(2,622)	5,063
	(9,438)	8,686

The notes to the financial statements are an integral part of this report.

5

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

	For the		Initial Class
	period ended		Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$13.77		$13.63	$12.84	$12.06	$10.67	$8.17
Investment Operations
Net investment income (loss)(a)	(0.01)		0.28	0.37	0.16	0.05	0.02
Net realized and unrealized gain (loss)	(1.48)		0.75	1.52	1.27	1.45	2.49
Total operations	(1.49)		1.03	1.89	1.43	1.50	2.51
Distributions
From net investment income	—		(0.33)	(0.13)	(0.06)	(0.01)	(0.01)
From net realized gains	—		(0.56)	(0.97)	(0.59)	(0.10)	—
Total distributions	—		(0.89)	(1.10)	(0.65)	(0.11)	(0.01)
Net Asset Value
End of period/year	$12.28		$13.77	$13.63	$12.84	$12.06	$10.67
Total Return(b)	(10.82	)%(c)	7.76%	15.62%	12.24%	14.19%	30.80%
Ratios and Supplemental Data
Net Assets End of Period/Year (000’s)	$1,041,115		$1,260,779	$1,198,596	$966,677	$759,168	$501,532
Expenses to average net assets(d)	0.14	%(e)	0.13%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss), to average net assets(f)	(0.13	%(e)	2.00%	2.75%	1.28%	0.46%	0.18%
Portfolio turnover rate	2	%(c)	26%	4%	41%	38%	18%

For a share outstanding throughout each period

	For the		Service Class
	period ended		Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$13.67		$13.54	$12.78	$12.03	$10.67	$8.46
Investment Operations
Net investment income (loss)(a)	(0.03)		0.26	0.34	0.13	0.03	—	(g)
Net realized and unrealized gain (loss)	(1.46)		0.73	1.50	1.26	1.44	2.21
Total operations	(1.49)		0.99	1.84	1.39	1.47	2.21
Distributions
From net investment income	—		(0.30)	(0.11)	(0.05)	(0.01)	—
From net realized gains	—		(0.56)	(0.97)	(0.59)	(0.10)	—
Total distributions	—		(0.86)	(1.08)	(0.64)	(0.11)	—
Net Asset Value
End of period/year	$12.18		$13.67	$13.54	$12.78	$12.03	$10.67
Total Return(b)	(10.90	)%(c)	7.54%	15.28%	11.92%	13.90%	26.12	%(c)
Ratios and Supplemental Data

Net Assets End of Period/Year (000’s)	$334,365		$411,079	$338,769	$213,215	$118,490	$14,893
Expenses to average net assets(d)	0.39	%(e)	0.38%	0.39%	0.39%	0.39%	0.38	%(e)
Net investment income (loss), to average net assets(f)	(0.41	%(e)	1.86%	2.54%	1.06%	0.29%	0.03	%(e)
Portfolio turnover rate	2	%(c)	26%	4%	41%	38%	18	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g)	Rounds to less than $0.01.

The notes to the financial statements are an integral part of this report.

6

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.                         ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Asset Allocation – Growth Portfolio also changed its name to Transamerica Asset Allocation – Growth VP (the “Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.        RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affiliates of AEGON, NV, a Netherlands corporation.

TAM has entered into an agreement with Morningstar Associates, LLC (“Morningstar”) to provide investment services to the Fund. TAM compensates Morningstar as described in the Prospectus.

Transamerica Investment Management, LLC (“TIM”) is an affiliate of the Fund and is a sub-adviser to other funds within TST.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following rate:

0.10% of average daily net assets

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

7

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2. – (continued)

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008. There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”).  Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses, or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc.

The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $63 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $19. As of June 30, 2008, payments made related to the Emeritus Plan were $35.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.        INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$22,447
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	142,139
U.S. Government	—

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 4.        FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.        ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

9

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation - Growth VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-year period, but above the median for the past 3- and 5-year periods.  The Board considered that the short-term underperformance is related to the Fund’s Lipper category and that this will be changing to more properly reflect the Fund’s underlying fund investments.  The Trustees further noted that the Fund has generated an attractive level of return given the risk incurred.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were below the medians for its peer group and peer universe and that the total expenses of the Fund were in line with the medians for its peer group and peer universe, indicating competitive fees.  The Board also noted that currently, the entire management fee is paid over to the Sub-Adviser.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board considered the specific reasons for the absence of breakpoints, and concluded that the absence of breakpoints was acceptable under the circumstances.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that given the nature of the Fund, neither TAM nor the Sub-Adviser would realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

10

Transamerica Asset Allocation - Moderate VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

The expenses shown in the table do not reflect any expenses from the Funds investment in other affiliated investment companies.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$938.76	0.14%	$0.67
Hypothetical (b)	1,000.00	1,024.17	0.14	0.70

Service Class
Actual	1,000.00	936.86	0.39	1.88
Hypothetical (b)	1,000.00	1,022.92	0.39	1.96

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Asset Type

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by asset type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests.  The security lending collateral in the underlying funds is excluded from this calculation.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Bond (35.9%)
Transamerica Convertible Securities VP ¡	6,190,046	$71,246
Transamerica Flexible Income q	6,585,768	56,440
Transamerica High Yield Bond q	5,081,581	42,889
Transamerica JPMorgan International Bond q	17,356,988	196,481
Transamerica MFS High Yield VP ¡	10,902,713	93,872
Transamerica PIMCO Total Return VP ¡	32,156,410	372,693
Transamerica Short-Term Bond q	13,289,939	128,647
Transamerica Van Kampen Emerging Markets Debt q	8,488,703	86,245
Capital Preservation (0.5%)
Transamerica Money Market VP ¡	14,354,776	14,355
Global/International Stock (8.5%)
Transamerica AllianceBernstein International Value ¡	3,433,932	38,563
Transamerica Evergreen International Small Cap q	3,115,854	41,379
Transamerica Marsico International Growth q	4,327,805	51,111
Transamerica Neuberger Berman International q	4,029,049	41,580
Transamerica Oppenheimer Developing Markets q	4,548,937	59,682
Transamerica Schroders International Small Cap q ‡	1,567,687	15,363
Inflation-Protected Securities (6.6%)
Transamerica PIMCO Real Return TIPS q	18,110,535	193,059
Tactical and Specialty (9.6%)
Transamerica BlackRock Global Allocation q	2,670,990	31,891
Transamerica Clarion Global Real Estate Securities VP ¡	4,188,982	72,302
Transamerica Evergreen Health Care q	3,650,512	41,251
Transamerica Loomis Sayles Bond q	14,106,070	134,854
U.S. Stock (38.9%)
Transamerica American Century Large Company Value VP ¡	7,944,659	75,156
Transamerica Bjurman, Barry Micro Emerging Growth q ‡	1,224,584	11,033
Transamerica BlackRock Large Cap Value VP ¡	8,442,262	144,363
Transamerica Capital Guardian Value VP ¡	5,895,331	88,076
Transamerica Equity VP ¡	5,085,431	123,525
Transamerica Federated Market Opportunity VP ¡	4,660,079	72,418
Transamerica Growth Opportunities VP ¡	3,817,346	60,085
Transamerica Jennison Growth VP ¡	5,510,342	41,328
Transamerica JPMorgan Mid Cap Value VP ¡	2,220,146	31,926
Transamerica Marsico Growth VP ¡	10,688,953	120,678
Transamerica Munder Net50 VP ¡	1,227,977	12,538
Transamerica Oppenheimer Small- & Mid-Cap Value q	1,760,576	17,817
Transamerica Science & Technology VP ¡ ‡	8,015,288	35,107
Transamerica Small/Mid Cap Value VP ¡	1,619,156	36,771
Transamerica T. Rowe Price Equity Income VP ¡	47,597	784
Transamerica T. Rowe Price Growth Stock VP ¡	2,281,706	52,639
Transamerica Third Avenue Value q	5,112,220	120,444
Transamerica UBS Large Cap Value q	7,623,385	82,180
Transamerica Van Kampen Mid-Cap Growth q	547,688	6,118
Transamerica Van Kampen Small Company Growth q	381,155	3,880
Total Investment Companies (cost $2,945,459) #		$2,920,769

NOTES TO SCHEDULE OF INVESTMENTS:

¡        The Fund invests its assets in the Initial Class shares of the other series of the Transamerica Series Trust.

q        The Fund invests its assets in the Class I shares of the other series of the Transamerica Funds.

‡        Non-income producing security.

#          Aggregate cost for federal income tax purposes is $2,945,459. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $138,191 and $162,881, respectively. Net unrealized depreciation for tax purposes is $24,690.

The notes to the financial statements are an integral part of this report.

2

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$2,920,769	$—	$—	$2,920,769

The notes to the financial statements are an integral part of this report.

3

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $2,945,459)	$2,920,769
Receivables:
Investment securities sold	32,206
Shares sold	1,733
2,954,708
Liabilities:
Investment securities purchased	30,000
Accounts payable and accrued liabilities:
Shares redeemed	3,939
Management and advisory fees	252
Service fees	326
Administration fees	31
Printing and shareholder reports	192
Trustees fees	37
Other	25
34,802
Net Assets	$2,919,906

Net Assets Consist of:
Capital Stock ($.01 par value)	$2,420
Additional paid-in capital	2,587,860
Undistributed net investment income	99,595
Undistributed net realized gain from investment in affiliated investment companies	254,721
Net unrealized depreciation on investment in affiliated investment companies	(24,690)
Net Assets	$2,919,906
Net Assets by Class:
Initial Class	$1,409,432
Service Class	1,510,474
Shares Outstanding:
Initial Class	116,417
Service Class	125,615
Net Asset Value and Offering Price Per Share:
Initial Class	$12.11
Service Class	12.02

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends from affiliated investment companies	$16,592

Expenses:
Management and advisory fees	1,454
Printing and shareholder reports	192
Custody fees	48
Administration fees	182
Legal fees	39
Audit fees	9
Trustees fees	35
Registration fees	5
Service fees:
Service Class	1,824
Other	18
Total expenses	3,806

Net Investment Income	12,786

Net Realized Gain from:
Investment in affiliated investment companies	52,180
Distributions from investment in affiliated investment companies	1
52,181
Net Decrease in Unrealized Depreciation on:
Investment in affiliated investment companies	(256,197)

Net Realized and Unrealized Loss on Investment Affiliated Investment Companies	(204,016)

Net Decrease In Net Assets Resulting from Operations	$(191,230)

The notes to the financial statements are an integral part of this report.

4

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$12,786	$86,810
Net realized gain from investment in affiliated investment companies	52,181	202,752
Change in net unrealized depreciation on investment in affiliated investment companies	(256,197)	(79,857)
	(191,230)	209,705
Distributions to Shareholders:
From net investment income:
Initial Class	—	(46,088)
Service Class	—	(36,543)
	—	(82,631)
From net realized gains:
Initial Class	—	(40,327)
Service Class	—	(33,758)
	—	(74,085)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	124,079	146,040
Service Class	231,268	412,278
	355,347	558,318
Dividends and distributions reinvested:
Initial Class	—	86,414
Service Class	—	70,301
	—	156,715
Cost of shares redeemed:
Initial Class	(171,072)	(306,998)
Service Class	(76,816)	(91,790)
	(247,888)	(398,788)
Net increase in net assets from capital share transactions	107,459	316,245
Net increase (decrease) in net assets	(83,771)	369,234

Net Assets:
Beginning of year	3,003,677	2,634,443
End of period/year	$2,919,906	$3,003,677
Undistributed net investment income	$99,595	$86,809

Share Activity:
Shares issued:
Initial Class	9,954	11,211
Service Class	18,606	31,880
	28,560	43,091
Shares issued-reinvested from distributions:
Initial Class	—	6,986
Service Class	—	5,706
	—	12,692
Shares redeemed:
Initial Class	(13,779)	(23,671)
Service Class	(6,239)	(7,111)
	(20,018)	(30,782)
Net increase in shares outstanding:
Initial Class	(3,825)	(5,474)
Service Class	12,367	30,475
	8,542	25,001

The notes to the financial statements are an integral part of this report.

5

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

	For the period ended		Initial Class Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$12.90		$12.66	$12.24	$12.10	$10.99	$8.81
Investment Operations
Net investment income (loss)(a)	0.06		0.40	0.44	0.40	0.18	0.04
Net realized and unrealized gain (loss)	(0.85)		0.57	0.89	0.46	1.06	2.15
Total operations	(0.79)		0.97	1.33	0.86	1.24	2.19
Distributions
From net investment income	—		(0.39)	(0.33)	(0.22)	(0.03)	(0.01)
From net realized gains	—		(0.34)	(0.58)	(0.50)	(0.10)	—
Total distributions	—		(0.73)	(0.91)	(0.72)	(0.13)	(0.01)
Net Asset Value
End of period/year	$12.11		$12.90	$12.66	$12.24	$12.10	$10.99
Total Return(b)	(6.12	)%(c)	7.95%	11.48%	7.44%	11.39%	24.87%
Ratios and Supplemental Data
Net Assets End of Period/Year (000’s)	$1,409,432		$1,550,984	$1,591,304	$1,509,579	$1,405,218	$1,169,496
Expenses to average net assets(d)	0.14	%(e)	0.13%	0.13%	0.14%	0.13%	0.12%
Net investment income (loss), to average net assets(f)	0.97	%(e)	3.10%	3.53%	3.36%	1.61%	0.39%
Portfolio turnover rate	5	%(c)	20%	3%	24%	30%	16%

For a share outstanding throughout each period

	For the period ended		Service Class Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$12.83		$12.60	$12.20	$12.09	$10.98	$9.21
Investment Operations
Net investment income(a)	0.05		0.39	0.43	0.41	0.18	0.01
Net realized and unrealized gain (loss)	(0.86)		0.55	0.87	0.42	1.03	1.76
Total operations	(0.81)		0.94	1.30	0.83	1.21	1.77
Distributions
From net investment income	—		(0.37)	(0.32)	(0.22)	—	—
From net realized gains	—		(0.34)	(0.58)	(0.50)	(0.10)	—
Total distributions	—		(0.71)	(0.90)	(0.72)	(0.10)	—
Net Asset Value
End of period/year	$12.02		$12.83	$12.60	$12.20	$12.09	$10.98
Total Return(b)	(6.31	)%(c)	7.73%	11.21%	7.13%	11.13%	19.22	%(c)
Ratios and Supplemental Data
Net Assets End of Period/Year (000’s)	$1,510,474		$1,452,693	$1,043,139	$605,462	$227,221	$28,018
Expenses to average net assets(d)	0.39	%(e)	0.38%	0.38%	0.39%	0.39%	0.37	%(e)
Net investment income, to average net assets(f)	0.79	%(e)	3.03%	3.44%	3.40%	1.63%	0.13	%(e)
Portfolio turnover rate	5	%(c)	20%	3%	24%	30%	16	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The notes to the financial statements are an integral part of this report.

6

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Asset Allocation - Moderate Portfolio also changed its name to Transamerica Asset Allocation – Moderate VP (the “Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affiliates of AEGON, NV, a Netherlands corporation.

TAM has entered into an agreement with Morningstar Associates, LLC (“Morningstar”) to provide investment services to the Fund. TAM compensates Morningstar as described in the Prospectus.

Transamerica Investment Management, LLC (“TIM”) is an affiliate of the Fund and is a sub-adviser to other funds within TST.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following rate:

0.10% of average daily net assets

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

7

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.-(continued)

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008.  There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc.

The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $134 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $34. As of June 30, 2008, payments made related to the Emeritus Plan were $61.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$263,832
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	143,467
U.S. Government	—

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 5. ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

9

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation - Moderate VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Trustees noted that the performance of the Fund was strong compared to its peer universe for the past 3- and 5-year periods, and above the median for the past 1-year period.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were below the medians for its peer group and peer universe and that the total expenses of the Fund were at the median for its peer group and below the median for its peer universe, indicating competitive fees.  The Board also noted that currently, the entire management fee is paid over to the Sub-Adviser.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board considered the specific reasons for the absence of breakpoints, and concluded that the absence of breakpoints was acceptable under the circumstances.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that given the nature of the Fund, neither TAM nor the Sub-Adviser would realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

10

Transamerica Asset Allocation - Moderate Growth VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

The expenses shown in the table do not reflect any expenses from the Funds investment in other affiliated investment companies

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$911.16	0.14%	$0.67
Hypothetical (b)	1,000.00	1,024.17	0.14	0.70

Service Class
Actual	1,000.00	909.81	0.39	1.85
Hypothetical (b)	1,000.00	1,022.92	0.39	1.96

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the periopd, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Asset Type

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by asset type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Bond (20.4%)
Transamerica Convertible Securities VP ¡	5,701,594	$65,625
Transamerica Flexible Income q	8,434,761	72,286
Transamerica High Yield Bond q	5,862,197	49,477
Transamerica JPMorgan International Bond q	15,217,826	172,266
Transamerica MFS High Yield VP ¡	8,109,501	69,823
Transamerica PIMCO Total Return VP ¡	27,227,968	315,572
Transamerica Short-Term Bond q	12,640,954	122,364
Transamerica Van Kampen Emerging Markets Debt q	8,107,032	82,368
Capital Preservation (0.2%)
Transamerica Money Market VP ¡	9,179,920	9,180
Global/International Stock (12.5%)
Transamerica AllianceBernstein International Value q	7,744,405	86,970
Transamerica Evergreen International Small Cap q	8,998,900	119,505
Transamerica Marsico International Growth q	10,493,713	123,931
Transamerica Neuberger Berman International q	10,467,631	108,026
Transamerica Oppenheimer Developing Markets q	9,590,795	125,831
Transamerica Schroders International Small Cap q ‡	1,780,000	17,444
Inflation-Protected Securities (3.5%)
Transamerica PIMCO Real Return TIPS q	15,246,676	162,530
Tactical and Specialty (11.5%)
Transamerica BlackRock Global Allocation q	13,197,033	157,572
Transamerica Clarion Global Real Estate Securities VP ¡	8,904,572	153,693
Transamerica Evergreen Health Care q	7,578,469	85,637
Transamerica Loomis Sayles Bond q	14,712,749	140,654
U.S. Stock (51.9%)
Transamerica American Century Large Company Value VP ¡	18,804,618	177,892
Transamerica Bjurman, Barry Micro Emerging Growth q ‡	2,410,131	21,715
Transamerica BlackRock Large Cap Value VP ¡	17,493,794	299,144
Transamerica Capital Guardian Value VP ¡	14,777,408	220,774
Transamerica Equity VP ¡	11,681,682	283,748
Transamerica Federated Market Opportunity VP ¡	1,676,337	26,050
Transamerica Growth Opportunities VP ¡	5,597,313	88,102
Transamerica Jennison Growth VP ¡	12,895,185	96,714
Transamerica JPMorgan Mid Cap Value VP ¡	10,500,574	150,998
Transamerica Marsico Growth VP ¡	25,539,291	288,339
Transamerica Munder Net50 VP ¡	3,392,729	34,640
Transamerica Oppenheimer Small- & Mid-Cap Value q	6,184,923	62,591
Transamerica Science & Technology VP ¡ ‡	10,633,171	46,573
Transamerica Small/Mid Cap Value VP ¡	2,396,473	54,424
Transamerica T. Rowe Price Equity Income VP ¡	40,759	672
Transamerica T. Rowe Price Growth Stock VP ¡	5,195,681	119,864
Transamerica Third Avenue Value q	8,509,478	200,483
Transamerica UBS Large Cap Value q	16,990,234	183,155
Transamerica Van Kampen Mid-Cap Growth q	1,608,945	17,972
Transamerica Van Kampen Small Company Growth q	4,180,435	42,557

Total Investment Companies (cost $4,871,546) #		$4,657,161

NOTES TO SCHEDULE OF INVESTMENTS:

¡	The Fund invests its assets in the Initial Class shares of the other series of the Transamerica Series Trust.
q	The Fund invests its assets in the Class I shares of the other series of the Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $4,871,546. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $109,083 and $323,468, respectively. Net unrealized depreciation for tax purposes is $214,385.

The notes to the financial statements are an integral part of this report.

2

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$4,657,161	$—	$—	$4,657,161

The notes to the financial statements are an integral part of this report.

3

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $4,871,546)	$4,657,161
Receivables:
Investment securities sold	15,235
Shares sold	1,857
4,674,253
Liabilities:
Investment securities purchased	10,000
Accounts payable and accrued liabilities:
Shares redeemed	7,092
Management and advisory fees	408
Service fees	610
Administration fees	51
Printing and shareholder reports	318
Trustees fees	51
Other	24
18,554
Net Assets	$4,655,699

Net Assets Consist of:
Capital Stock ($.01 par value)	$3,650
Additional paid-in capital	4,230,440
Undistributed net investment income	131,982
Undistributed net realized gain from investment in affiliated investment companies	504,012
Net unrealized depreciation on investment in affiliated investment companies	(214,385)
Net Assets	$4,655,699
Net Assets by Class:
Initial Class	$1,837,154
Service Class	2,818,545
Shares Outstanding:
Initial Class	143,308
Service Class	221,719
Net Asset Value and Offering Price Per Share:
Initial Class	$12.82
Service Class	12.71

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends from affiliated investment companies	$16,719

Expenses:
Management and advisory fees	2,345
Printing and shareholder reports	306
Custody fees	62
Administration fees	293
Legal fees	63
Audit fees	9
Trustees fees	58
Registration fees	12
Service fees:
Service Class	3,399
Other	29
Total expenses	6,576

Net Investment Income	10,143

Net Realized Gain from:
Investment in affiliated investment companies	66,031
Distributions from investment in affiliated investment companies	2
66,033
Net Decrease in Unrealized Depreciation on:
Investment in affiliated investment companies	(534,201)

Net Realized and Unrealized Loss on Investment Affiliated Investment Companies	(468,168)

Net Decrease In Net Assets Resulting from Operations	$(458,025)

The notes to the financial statements are an integral part of this report.

4

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008	December 31, 2007
	(unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$10,143	$121,839
Net realized gain from investment in affiliated investment companies	66,033	438,529
Change in net unrealized depreciation on investment in affiliated investment companies	(534,201)	(235,990)
	(458,025)	324,378
Distributions to Shareholders:
From net investment income:
Initial Class	—	(52,701)
Service Class	—	(54,917)
	—	(107,618)
From net realized gains:
Initial Class	—	(54,425)
Service Class	—	(60,076)
	—	(114,501)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	76,084	207,340
Service Class	433,980	919,712
	510,064	1,127,052
Dividends and distributions reinvested:
Initial Class	—	107,126
Service Class	—	114,993
	—	222,119
Cost of shares redeemed:
Initial Class	(276,765)	(425,729)
Service Class	(146,609)	(99,525)
	(423,374)	(525,254)
Net increase in net assets from capital share transactions	86,690	823,917
Net increase (decrease) in net assets	(371,335)	926,176

Net Assets:
Beginning of year	5,027,034	4,100,858
End of period/year	$4,655,699	$5,027,034
Undistributed net investment income	$131,982	$121,839

Share Activity:
Shares issued:
Initial Class	5,656	14,651
Service Class	32,684	65,119
	38,340	79,770
Shares issued-reinvested from distributions:
Initial Class	—	7,906
Service Class	—	8,537
	—	16,443
Shares redeemed:
Initial Class	(20,810)	(30,060)
Service Class	(11,192)	(7,096)
	(32,002)	(37,156)
Net increase in shares outstanding:
Initial Class	(15,154)	(7,503)
Service Class	21,492	66,560
	6,338	59,057

The notes to the financial statements are an integral part of this report.

5

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

	For the period ended		Initial Class Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$14.07		$13.72	$12.80	$12.18	$10.82	$8.52
Investment Operations
Net investment income(a)	0.02		0.37	0.43	0.30	0.13	0.03
Net realized and unrealized gain (loss)	(1.27)		0.67	1.27	0.88	1.32	2.28
Total operations	(1.25)		1.04	1.70	1.18	1.45	2.31
Distributions
From net investment income	—		(0.34)	(0.22)	(0.14)	(0.02)	(0.01)
From net realized gains	—		(0.35)	(0.56)	(0.42)	(0.07)	—
Total distributions	—		(0.69)	(0.78)	(0.56)	(0.09)	(0.01)
Net Asset Value
End of period/year	$12.82		$14.07	$13.72	$12.80	$12.18	$10.82

Total Return(b)	(8.88	)%(c)	7.81%	13.83%	9.91%	13.54%	27.17%
Ratios and Supplemental Data

Net Assets End of Period/Year (000’s)	$1,837,154		$2,229,744	$2,277,269	$1,892,007	$1,560,998	$1,166,851
Expenses to average net assets(d)	0.14	%(e)	0.13%	0.13%	0.14%	0.14%	0.12%
Net investment income, to average net assets(f)	0.36	%(e)	2.63%	3.25%	2.47%	1.15%	0.34%
Portfolio turnover rate	5	%(c)	24%	2%	23%	30%	13%

For a share outstanding throughout each period

	For the period ended		Service Class Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$13.97		$13.64	$12.75	$12.15	$10.83	$8.87
Investment Operations
Net investment income(a)	0.03		0.37	0.42	0.29	0.12	0.01
Net realized and unrealized gain (loss)	(1.29)		0.63	1.24	0.86	1.29	1.95
Total operations	(1.26)		1.00	1.66	1.15	1.41	1.96
Distributions
From net investment income	—		(0.32)	(0.21)	(0.13)	(0.02)	—
From net realized gains	—		(0.35)	(0.56)	(0.42)	(0.07)	—
Total distributions	—		(0.67)	(0.77)	(0.55)	(0.09)	—
Net Asset Value
End of period/year	$12.71		$13.97	$13.64	$12.75	$12.15	$10.83

Total Return(b)	(9.02	)%(c)	7.56%	13.54%	9.71%	13.16%	22.10	%(c)
Ratios and Supplemental Data

Net Assets End of Period/Year (000’s)	$2,818,545		$2,797,290	$1,823,589	$858,857	$272,625	$40,083
Expenses to average net assets(d)	0.39	%(e)	0.38%	0.38%	0.39%	0.39%	0.37	%(e)
Net investment income, to average net assets(f)	0.48	%(e)	2.64%	3.15%	2.40%	1.08%	0.17	%(e)
Portfolio turnover rate	5	%(c)	24%	2%	23%	30%	13	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The notes to the financial statements are an integral part of this report.

6

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.           ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Asset Allocation – Moderate Growth Portfolio also changed its name to Transamerica Asset Allocation - Moderate Growth VP (the “Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date.  Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.           RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affiliates of AEGON, NV, a Netherlands corporation.

TAM has entered into an agreement with Morningstar Associates, LLC (“Morningstar”) to provide investment services to the Fund. TAM compensates Morningstar as described in the Prospectus.

Transamerica Investment Management, LLC (“TIM”) is an affiliate of the Fund and is a sub-adviser to other funds within TST.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following rate:

0.10% of average daily net assets

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

7

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2. – (continued)

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008.  There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses, or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc.

The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $214 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST.  For the period ended June 30, 2008, the amount related to the Emeritus Plan was $48. As of June 30, 2008, payments made related to the Emeritus Plan were $84.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.           INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$334,010
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	237,032
U.S. Government	—

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 4.           FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.           ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards.FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

9

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation - Moderate Growth VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Trustees noted that the performance of the Fund was strong compared to its peer universe for the past 3- and 5-year periods, and above the median for the past 1-year period.  The Trustees further noted that the Fund has generated strong returns for the level of risk incurred.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were below the medians for its peer group and peer universe and that the total expenses of the Fund were above the medians for its peer group and peer universe, but by a relatively small margin.  The Board also noted that currently, the entire management fee is paid over to the Sub-Adviser.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board considered the specific reasons for the absence of breakpoints, and concluded that the absence of breakpoints was acceptable under the circumstances.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that given the nature of the Fund, neither TAM nor the Sub-Adviser would realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

10

Transamerica Balanced VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$901.46	0.88%	$4.16
Hypothetical (b)	1,000.00	1,020.49	0.88	4.42

Service Class
Actual	1,000.00	900.30	1.13	5.34
Hypothetical (b)	1,000.00	1,019.24	1.13	5.67

(a) Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Asset Type

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by asset type of the Fund’s total investment securities

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (2.9%)
U.S. Treasury Bond
4.38%, due 02/15/2038 ^	$196	$191
4.50%, due 02/15/2036	629	625
4.75%, due 02/15/2037	120	124
5.00%, due 05/15/2037 ^	594	638
U.S. Treasury Note
2.00%, due 02/28/2010 ^	4	4
3.50%, due 05/31/2013 ^	165	166
4.25%, due 09/30/2012	25	26
4.50%, due 03/31/2009	500	508
Total U.S. Government Obligations (cost $2,231)		2,282

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.4%)
Fannie Mae
5.00%, due 04/25/2034	500	488
Freddie Mac
4.25%, due 10/15/2026	516	517
5.00%, due 10/15/2030	720	718
5.35%, due 11/14/2011	1,000	1,007
Total U.S. Government Agency Obligations (cost $2,702)		2,730

MORTGAGE-BACKED SECURITIES (2.4%)
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4
5.20%, due 12/11/2038	320	299
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4
5.32%, due 12/11/2049	215	199
Crown Castle Towers LLC
Series 2006-1A, Class AFX-144A
5.24%, due 11/15/2036	383	377
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, due 11/12/2041	335	316
SBA CMBS Trust
Series 2006-1A, Class A-144A
5.31%, due 11/15/2036	380	370
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4
5.57%, due 10/15/2048	320	306
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class H-144A
5.93%, due 06/15/2049	120	53
Total Mortgage-Backed Securities (cost $2,064)		1,920

ASSET-BACKED SECURITY (0.4%)
USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, due 02/15/2012	310	314
Total Asset-Backed Security (cost $310)		314

CORPORATE DEBT SECURITIES (21.9%)
Aerospace & Defense (0.2%)
Embraer Overseas, Ltd.
6.38%, due 01/24/2017	202	197
Air Freight & Logistics (0.4%)
FedEx Corp.
9.65%, due 06/15/2012	290	334
Airlines (0.3%)
American Airlines, Inc. Series 99-1
7.02%, due 10/15/2009	130	127
Delta Air Lines, Inc.
7.57%, due 11/18/2010	120	113
Automobiles (0.3%)
Daimler Finance North America LLC
7.20%, due 09/01/2009	240	247
Beverages (1.2%)
Coca-Cola Enterprises, Inc.
3.32%, due 05/06/2011 *	255	257
Diageo Capital PLC
5.75%, due 10/23/2017	235	232
Molson Coors Capital Finance
4.85%, due 09/22/2010	255	255
Sabmiller PLC -144A
6.20%, due 07/01/2011	240	246
Capital Markets (0.8%)
Lazard Group
7.13%, due 05/15/2015	200	187
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	240	226
Morgan Stanley
6.63%, due 04/01/2018	125	119
Nuveen Investments, Inc.
5.00%, due 09/15/2010	150	135
Chemicals (0.9%)
Lubrizol Corp.
4.63%, due 10/01/2009	720	717
Commercial Banks (1.8%)
Barclays Bank PLC -144A
7.70%, due 04/25/2018 Ž ¡	200	204
General Electric Capital Corp.
5.50%, due 04/28/2011	250	258
HBOS PLC -144A
6.66%, due 05/21/2037 Ž ¡	150	105
ICICI Bank, Ltd. -144A
6.63%, due 10/03/2012	143	141
JPMorgan Chase Bank NA
6.00%, due 10/01/2017	250	243

The notes to the financial statements are an integral part of this report.

2

	Principal	Value
Commercial Banks (continued)
PNC Bank NA
6.88%, due 04/01/2018	$140	$139
Sumitomo Mitsui Banking Corp. -144A
5.63%, due 10/15/2015 Ž ¡	125	112
Wells Fargo Bank NA
5.75%, due 05/16/2016	250	248
Computers & Peripherals (0.3%)
Hewlett-Packard Co.
4.50%, due 03/01/2013	240	238
Construction Materials (0.2%)
Lafarge SA
7.13%, due 07/15/2036	136	123
Consumer Finance (0.8%)
American Express Credit Corp.
3.88%, due 05/27/2010 *	135	134
Discover Financial Services
3.32%, due 06/11/2010 *	215	184
John Deere Capital Corp.
4.40%, due 07/15/2009	300	300
Containers & Packaging (0.2%)
Rexam PLC -144A
6.75%, due 06/01/2013	165	165
Diversified Financial Services (0.9%)
Bank of America Corp.
5.75%, due 12/01/2017	220	207
Citigroup, Inc.
3.63%, due 02/09/2009	110	110
Glencore Funding LLC -144A
6.00%, due 04/15/2014	147	140
ILFC E-Capital Trust II -144A
6.25%, due 12/21/2065 ¡	120	100
Pemex Finance, Ltd.
9.03%, due 02/15/2011	165	176
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
4.13%, due 09/15/2009	230	230
Electric Utilities (0.9%)
Pacific Gas & Electric Co.
5.63%, due 11/30/2017	275	274
Sempra Energy
7.95%, due 03/01/2010	300	316
Southern California Edison Co.
5.95%, due 02/01/2038	133	132
Energy Equipment & Services (0.2%)
Transocean, Inc.
6.80%, due 03/15/2038	160	164
Food & Staples Retailing (0.8%)
Costco Wholesale Corp.
5.50%, due 03/15/2017	252	256
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	125	125
Wal-Mart Stores, Inc.
6.50%, due 08/15/2037	240	247
Food Products (0.8%)
Archer-Daniels-Midland Co.
5.38%, due 09/15/2035	175	153
Cargill, Inc. -144A
5.00%, due 11/15/2013	290	284
General Mills, Inc.
5.20%, due 03/17/2015	125	122
Michael Foods, Inc.
8.00%, due 11/15/2013	100	99
Gas Utilities (0.4%)
Southern Union Co.
6.15%, due 08/16/2008	334	334
Hotels, Restaurants & Leisure (0.7%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015 ^	100	85
McDonald’s Corp.
5.80%, due 10/15/2017	220	225
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	176	177
Wyndham Worldwide Corp.
6.00%, due 12/01/2016	85	75
Household Products (0.2%)
Kimberly-Clark Corp.
6.63%, due 08/01/2037	125	134
Independent Power Producers & Energy Traders (0.3%)
Empresa Nacional de Electricidad SA -Class B
8.50%, due 04/01/2009	250	257
Industrial Conglomerates (0.3%)
Hutchison Whampoa International, Ltd. -144A
5.45%, due 11/24/2010	240	242
Insurance (0.8%)
Genworth Financial, Inc.
5.23%, due 05/16/2009	250	251
Hartford Financial Services Group, Inc.
7.90%, due 06/15/2010	275	289
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 Ž ¡	140	119
IT Services (0.1%)
Aramark Corp.
8.50%, due 02/01/2015	110	108
Machinery (0.3%)
Tyco Electronics Group SA
6.55%, due 10/01/2017	199	201
Media (0.9%)
Amfm, Inc.
8.00%, due 11/01/2008	225	228
Comcast Corp.
7.05%, due 03/15/2033	110	112

The notes to the financial statements are an integral part of this report.

3

	Principal	Value
Media (continued)
News America Holdings, Inc.
7.75%, due 12/01/2045	$100	$107
Time Warner Cable, Inc.
6.75%, due 07/01/2018	235	236
Metals & Mining (0.6%)
Arcelormittal -144A
5.38%, due 06/01/2013	225	222
BHP Billiton Finance, Ltd.
5.13%, due 03/29/2012	240	239
Multiline Retail (0.3%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	150	148
Target Corp.
7.00%, due 01/15/2038	124	127
Oil, Gas & Consumable Fuels (2.6%)
Conoco Funding Co.
6.35%, due 10/15/2011	220	233
Enterprise Products Operating, LP
7.50%, due 02/01/2011	260	272
Husky Energy, Inc.
6.80%, due 09/15/2037	180	178
Husky Oil, Ltd.
8.90%, due 08/15/2028 ¡	105	106
Kinder Morgan Energy Partners, LP
7.50%, due 11/01/2010	235	247
Petrobras International Finance Co.
5.88%, due 03/01/2018	210	202
PetroHawk Energy Corp.
9.13%, due 07/15/2013	100	102
Teppco Partners, LP
7.00%, due 06/01/2067 * ¡	115	100
Valero Energy Corp.
3.50%, due 04/01/2009	385	384
Valero Logistics Operations, LP
6.88%, due 07/15/2012	200	199
Pharmaceuticals (0.3%)
Allergan, Inc.
5.75%, due 04/01/2016	235	236
Real Estate Investment Trusts (1.4%)
BRE Properties, Inc.
5.75%, due 09/01/2009	380	381
Hospitality Properties Trust
6.75%, due 02/15/2013	261	248
PPF Funding, Inc. -144A
5.35%, due 04/15/2012	355	344
Weingarten Realty Investors
5.26%, due 05/15/2012	130	124
Real Estate Management & Development (0.3%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	213	204
Road & Rail (0.6%)
Erac USA Finance Co. -144A
6.38%, due 10/15/2017	170	152
Hertz Corp.
8.88%, due 01/01/2014	125	114
Union Pacific Corp.
5.70%, due 08/15/2018	175	171
Software (0.3%)
Oracle Corp.
5.75%, due 04/15/2018	203	203
Specialty Retail (0.1%)
Lowe’s Companies, Inc.
6.65%, due 09/15/2037	100	97
Wireless Telecommunication Services (0.1%)
Nextel Communications, Inc.
7.38%, due 08/01/2015	95	79
Total Corporate Debt Securities (cost $17,835)		17,413

	Shares
COMMON STOCKS (63.5%)
Aerospace & Defense (1.2%)
Boeing Co.	15,000	986
Air Freight & Logistics (1.9%)
Expeditors International of Washington, Inc.	35,000	1,505
Auto Components (3.7%)
BorgWarner, Inc.	34,000	1,509
Johnson Controls, Inc.	50,000	1,434
Automobiles (0.9%)
Daimler AG ^	12,000	740
Biotechnology (1.9%)
Gilead Sciences, Inc. ‡	28,000	1,483
Capital Markets (3.0%)
Charles Schwab Corp.	40,000	822
Merrill Lynch & Co., Inc.	18,000	571
T. Rowe Price Group, Inc.	18,000	1,016
Chemicals (1.5%)
Sigma-Aldrich Corp.	22,000	1,185
Communications Equipment (3.4%)
Qualcomm, Inc.	35,000	1,553
Research In Motion, Ltd. ‡	10,000	1,169
Computers & Peripherals (3.4%)
Apple, Inc. ‡	16,000	2,679
Construction & Engineering (4.8%)
Jacobs Engineering Group, Inc. ‡	47,000	3,793
Consumer Finance (1.3%)
American Express Co.	28,000	1,055
Diversified Financial Services (1.6%)
CME Group, Inc. -Class A	3,200	1,226
Diversified Telecommunication Services (2.0%)
Verizon Communications, Inc.	45,000	1,593
Electronic Equipment & Instruments (2.9%)
Tyco Electronics, Ltd.	65,000	2,328

The notes to the financial statements are an integral part of this report.

4

	Shares	Value
Energy Equipment & Services (1.4%)
Schlumberger, Ltd.	10,000	$1,074
Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	12,000	842
Health Care Equipment & Supplies (2.3%)
Becton Dickinson & Co.	10,000	813
Varian Medical Systems, Inc. ‡	19,000	985
Industrial Conglomerates (1.3%)
General Electric Co.	37,000	987
Internet & Catalog Retail (0.9%)
Amazon.Com, Inc. ‡	10,000	733
Internet Software & Services (2.3%)
Google, Inc. -Class A ‡	3,500	1,842
Machinery (7.7%)
Caterpillar, Inc.	28,000	2,067
Kennametal, Inc.	60,000	1,953
PACCAR, Inc. ^	50,000	2,091
Multiline Retail (1.2%)
Nordstrom, Inc.	30,000	909
Oil, Gas & Consumable Fuels (1.6%)
Anadarko Petroleum Corp.	17,000	1,272
Pharmaceuticals (1.0%)
Allergan, Inc.	15,000	781
Road & Rail (1.6%)
Burlington Northern Santa Fe Corp.	13,000	1,299
Semiconductors & Semiconductor Equipment (1.6%)
Intel Corp.	60,000	1,289
Software (3.7%)
Adobe Systems, Inc. ‡	40,000	1,576
Salesforce.Com, Inc. ‡	19,998	1,364
Trading Companies & Distributors (2.3%)
WW Grainger, Inc.	22,000	1,800
Total Common Stocks (cost $45,345)		50,324

	Principal
REPURCHASE AGREEMENT (5.6%)
State Street Repurchase Agreement  ° 1.05%, dated 06/30/2008 to be repurchased at $4,420 on 07/01/2008	$4,420	4,420
Total Repurchase Agreement (cost $4,420)		4,420

	Shares
SECURITIES LENDING COLLATERAL (4.7%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% r °	3,718	3,718
Total Securities Lending Collateral (cost $3,718)		3,718

Total Investment Securities (cost $78,625) #		$83,121

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $3,591.
*	Floating or variable rate note. Rate is listed as of June 30, 2008.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of June 30, 2008.


Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.12% and maturity date of 05/06/2013, respectively, and with a market value plus accrued interest of $4,513.

°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
r	Interest rate shown reflects the yield at June 30, 2008.
‡	Non-income producing security.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $78,625. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,484 and $4,988, respectively. Net unrealized appreciation for tax purposes is $4,496.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities aggregated to $3,376 or 4.26% of the Fund’s net assets.

LLC	Limited Liability Corporation
PLC	Public Limited Company

The notes to the financial statements are an integral part of this report.

5

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$54,042	$29,079	$—	$83,121

The notes to the financial statements are an integral part of this report.

6

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $78,625) (including securities loaned of $3,591)	$83,121
Receivables:
Shares sold	142
Interest	339
Income from loaned securities	1
Dividends	27
Dividend reclaims	3
83,633
Liabilities:
Investment securities purchased	514
Accounts payable and accrued liabilities:
Shares redeemed	19
Management and advisory fees	56
Service fees	5
Administration fees	1
Printing and shareholder reports	11
Payable for collateral for securities on loan	3,718
Other	18
4,342
Net Assets	$79,291

Net Assets Consist of:
Capital Stock ($.01 par value)	$64
Additional paid-in capital	62,891
Undistributed net investment income	2,005
Undistributed net realized gain from investment securities	9,834
Net unrealized appreciation on:
Investment securities	4,496
Translation of assets and liabilities denominated in foreign currencies	1
Net Assets	$79,291

Net Assets by Class:
Initial Class	$56,927
Service Class	22,364
Shares Outstanding:
Initial Class	4,611
Service Class	1,822
Net Asset Value and Offering Price Per Share:
Initial Class	$12.35
Service Class	12.28

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends	$352
Interest	696
Income from loaned securities-net	17
1,065
Expenses:
Management and advisory fees	328
Printing and shareholder reports	2
Custody fees	14
Administration fees	8
Legal fees	1
Audit fees	9
Trustees fees	1
Service fees:
Service Class	25
Total expenses	388

Net Investment Income	677

Net Realized Gain from:
Investment securities	3,611

Net Decrease in Unrealized Depreciation on:
Investment securities	(14,503)
Translation of assets and liabilities denominated in foreign currencies	1
(14,502)

Net Realized and Unrealized Loss	(10,891)

Net Decrease In Net Assets Resulting from Operations	$(10,214)

The notes to the financial statements are an integral part of this report.

7

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$677	$1,328
Net realized gain from investment securities	3,611	6,225
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(14,502)	3,891
	(10,214)	11,444
Distributions to Shareholders:
From net investment income:
Initial Class	—	(834)
Service Class	—	(164)
	—	(998)
From net realized gains:
Initial Class	—	(321)
Service Class	—	(69)
	—	(390)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	5,051	16,252
Service Class	9,129	13,255
	14,180	29,507
Dividends and distributions reinvested:
Initial Class	—	1,155
Service Class	—	233
	—	1,388
Cost of shares redeemed:
Initial Class	(21,910)	(16,175)
Service Class	(5,108)	(4,054)
	(27,018)	(20,229)
Net increase (decrease) in net assets from capital share transactions	(12,838)	10,666
Net increase (decrease) in net assets	(23,052)	20,722

Net Assets:
Beginning of year	102,343	81,621
End of period/year	$79,291	$102,343
Undistributed Net Investment Income	$2,005	$1,328

Share Activity:
Shares issued:
Initial Class	402	1,229
Service Class	716	1,016
	1,118	2,245
Shares issued-reinvested from distributions:
Initial Class	—	90
Service Class	—	18
	—	108
Shares redeemed:
Initial Class	(1,748)	(1,236)
Service Class	(412)	(308)
	(2,160)	(1,544)
Net increase (decrease) in shares outstanding:
Initial Class	(1,346)	83
Service Class	304	726
	(1,042)	809

The notes to the financial statements are an integral part of this report.

8

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

	Period ended		Initial Class Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$13.70		$12.25	$11.63	$11.77	$10.79	$9.49
Investment Operations
Net investment income(a)	0.11		0.19	0.16	0.14	0.16	0.13
Net realized and unrealized gain (loss)	(1.46)		1.47	0.88	0.74	1.02	1.19
Total operations	(1.35)		1.66	1.04	0.88	1.18	1.32
Distributions
From net investment income	—		(0.15)	(0.12)	(0.16)	(0.13)	(0.02)
From net realized gains	—		(0.06)	(0.30)	(0.86)	(0.07)	—
Total distributions	—		(0.21)	(0.42)	(1.02)	(0.20)	(0.02)
Net Asset Value
End of period/year	$12.35		$13.70	$12.25	$11.63	$11.77	$10.79
Total Return(b)	(9.85	)%(c)	13.61%	9.12%	7.96%	11.16%	13.90%
Net Assets End of Period/Year (000’s)	$56,927		$81,632	$71,949	$61,698	$62,934	$61,419
Ratios and Supplemental Data
Expenses to average net assets	0.88	%(d)	0.89%	0.89%	0.94%	0.96%	1.15%
Net investment income, to average net assets	1.72	%(d)	1.49%	1.32%	1.17%	1.45%	1.31%
Portfolio turnover rate	29	%(c)	60%	47%	50%	128%	65%

For a share outstanding throughout each period

	Period ended		Service Class Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$13.64		$12.21	$11.61	$11.77	$10.79	$9.73
Investment Operations
Net investment income(a)	0.09		0.16	0.13	0.11	0.14	0.08
Net realized and unrealized gain (loss)	(1.45)		1.46	0.87	0.74	1.01	0.98
Total operations	(1.36)		1.62	1.00	0.85	1.15	1.06
Distributions
From net investment income	—		(0.13)	(0.10)	(0.15)	(0.10)	—
From net realized gains	—		(0.06)	(0.30)	(0.86)	(0.07)	—
Total distributions	—		(0.19)	(0.40)	(1.01)	(0.17)	—
Net Asset Value
End of period/year	$12.28		$13.64	$12.21	$11.61	$11.77	$10.79
Total Return(b)	(9.97	)%(c)	13.38%	8.74%	7.79%	10.88%	10.93	%(c)
Net Assets End of Period/Year (000’s)	$22,364		$20,711	$9,672	$3,791	$2,457	$591
Ratios and Supplemental Data
Expenses to average net assets	1.13	%(d)	1.14%	1.14%	1.19%	1.19%	1.38	%(d)
Net investment income, to average net assets	1.46	%(d)	1.25%	1.11%	0.91%	1.31%	1.14	%(d)
Portfolio turnover rate	29	%(c)	60%	47%	50%	128%	65	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.

The notes to the financial statements are an integral part of this report.

9

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.           ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Transamerica Balanced also changed its name to Transamerica Balanced VP (“the Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Recaptured commissions during the period ended June 30, 2008 of $2 are included in net realized gain in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

10

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.–(continued)

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $5.

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.           RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Management, LLC (“TIM”) is both an affiliate of the Fund and a sub-adviser of the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $250 million	0.80%
Over $250 million up to $500 million	0.75%
Over $500 million up to $1.5 billion	0.70%
Over $1.5 billion	0.625%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008.  There are no amounts available for recapture at June 30, 2008.

11

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.–(continued)

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $4 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amounts related to the Emeritus Plan was $1. As of June 30, 2008, payments made related to the Emeritus Plan were $2.

The Emeritus Plan was terminated effective October 30, 2007. Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.           INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$17,113
U.S. Government	6,941
Proceeds from maturities and sales of securities:
Long-term	27,303
U.S. Government	9,184

NOTE 4.           FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, and return of capital.

12

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 5.           ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

13

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Balanced VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was strong compared to its peer universe for the past 1- and 3-year periods and in line with the median for the past 5-year period.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were above the median for its peer group but in line with the median for its peer universe.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving `fees for the benefit of shareholders.

14

Transamerica BlackRock Large Cap Value VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$892.48	0.83%	$3.91
Hypothetical (b)	1,000.00	1,020.74	0.83	4.17

Service Class
Actual	1,000.00	891.72	1.08	5.08
Hypothetical (b)	1,000.00	1,019.49	1.08	5.42

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.9%)
Aerospace & Defense (6.2%)
General Dynamics Corp.	139,000	$11,704
Honeywell International, Inc.	131,000	6,587
Lockheed Martin Corp.	77,000	7,597
Northrop Grumman Corp.	148,000	9,901
Raytheon Co.	151,000	8,498
United Technologies Corp.	165,000	10,180
Auto Components (0.3%)
Autoliv, Inc.	61,000	2,844
Automobiles (0.5%)
Ford Motor Co. ‡ ^	1,007,000	4,844
Biotechnology (2.2%)
Amgen, Inc. ‡	250,000	11,790
Biogen IDEC, Inc. ‡	144,000	8,048
Chemicals (1.8%)
Dow Chemical Co.	220,000	7,680
Mosaic Co. ‡	59,000	8,538
Commercial Banks (1.2%)
Regions Financial Corp.	828,000	9,033
Webster Financial Corp.	61,000	1,135
Commercial Services & Supplies (1.4%)
Allied Waste Industries, Inc. ‡	133,000	1,678
Waste Management, Inc.	287,000	10,823
Computers & Peripherals (2.4%)
Hewlett-Packard Co.	168,000	7,427
International Business Machines Corp.	73,000	8,653
QLogic Corp. ‡	68,000	992
Sun Microsystems, Inc. ‡	375,000	4,080
Consumer Finance (1.2%)
Capital One Financial Corp. ^	283,000	10,757
Diversified Consumer Services (0.1%)
Service Corp. International	92,000	907
Diversified Financial Services (3.7%)
Bank of America Corp.	89,000	2,125
JPMorgan Chase & Co.	680,000	23,331
NASDAQ Omx Group ‡	277,000	7,354
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	307,000	10,343
Qwest Corp. ^	1,202,000	4,724
Electrical Equipment (0.9%)
Emerson Electric Co.	142,000	7,022
Hubbell, Inc. -Class B	29,000	1,156
Electronic Equipment & Instruments (0.9%)
Agilent Technologies, Inc. ‡	232,000	8,245
Energy Equipment & Services (1.8%)
Ensco International, Inc.	110,000	8,882
Tidewater, Inc. ^	107,000	6,958
Food & Staples Retailing (2.5%)
Kroger Co.	335,000	9,671
Wal-Mart Stores, Inc.	218,000	12,252
Food Products (0.9%)
HJ Heinz Co.	157,000	7,512
Health Care Providers & Services (4.5%)
Aetna, Inc.	165,000	6,688
AmerisourceBergen Corp. -Class A	181,000	7,238
McKesson Corp.	157,000	8,778
Medco Health Solutions, Inc. ‡	162,000	7,646
WellPoint, Inc. ‡	200,000	9,532
Hotels, Restaurants & Leisure (1.1%)
McDonald’s Corp.	171,000	9,614
Independent Power Producers & Energy Traders (1.1%)
NRG Energy, Inc. ‡ ^	219,000	9,395
Industrial Conglomerates (2.3%)
General Electric Co.	746,000	19,911
Insurance (8.1%)
ACE, Ltd.	207,000	11,404
Aflac, Inc.	46,000	2,889
Allstate Corp.	268,000	12,218
Arch Capital Group, Ltd. ‡	41,000	2,719
Chubb Corp.	228,000	11,174
HCC Insurance Holdings, Inc.	47,000	994
MetLife, Inc.	213,000	11,240
Progressive Corp.	330,000	6,178
Travelers Cos., Inc. ‡	266,000	11,544
W.R. Berkley Corp.	40,000	966
Leisure Equipment & Products (0.6%)
Hasbro, Inc.	140,000	5,001
Machinery (2.1%)
AGCO Corp. ‡ ^	80,000	4,193
Crane Co.	32,000	1,233
Deere & Co.	123,000	8,872
Ingersoll-Rand Co., Ltd. -Class A	123,000	4,604
Media (1.5%)
Walt Disney Co.	415,000	12,948
Metals & Mining (3.0%)
Freeport-McMoRan Copper & Gold, Inc.	130,000	15,235
Nucor Corp.	153,000	11,424
Multiline Retail (0.1%)
Dollar Tree, Inc. ‡	31,000	1,013
Office Electronics (0.2%)
Xerox Corp.	158,000	2,142
Oil, Gas & Consumable Fuels (27.3%)
Anadarko Petroleum Corp.	178,000	13,321
Apache Corp.	112,000	15,568
Chevron Corp.	390,000	38,661
ConocoPhillips	317,000	29,922
Devon Energy Corp.	85,000	10,213
Exxon Mobil Corp.	699,000	61,603
Hess Corp.	109,000	13,755
Marathon Oil Corp.	246,000	12,760
Noble Energy, Inc.	113,000	11,363
Occidental Petroleum Corp.	217,000	19,500
Overseas Shipholding Group, Inc.	54,000	4,294
Sunoco, Inc.	114,000	4,639
Valero Energy Corp.	142,000	5,847

The notes to the financial statements are an integral part of this report.

2

	Shares	Value
Paper & Forest Products (0.8%)
International Paper Co.	306,000	$7,130
Pharmaceuticals (7.5%)
Eli Lilly & Co.	211,000	9,740
Johnson & Johnson	309,000	19,881
Merck & Co., Inc.	287,000	10,817
Pfizer, Inc.	1,480,000	25,855
Road & Rail (1.1%)
CSX Corp.	142,000	8,919
Ryder System, Inc.	16,000	1,102
Semiconductors & Semiconductor Equipment (3.8%)
Intel Corp.	521,000	11,191
Intersil Corp. -Class A ^	369,000	8,974
KLA-Tencor Corp.	160,000	6,513
Novellus Systems, Inc. ‡ ^	330,000	6,993
Software (4.1%)
BMC Software, Inc. ‡	247,000	8,892
CA, Inc.	132,000	3,048
Compuware Corp. ‡	863,000	8,233
McAfee, Inc. ‡	159,000	5,411
Symantec Corp. ‡	535,000	10,352
Specialty Retail (0.0%)
Gap, Inc.	20,000	333
Thrifts & Mortgage Finance (1.0%)
Hudson City Bancorp, Inc.	545,000	9,092
Total Common Stocks (cost $862,353)		883,986

INVESTMENT COMPANY (0.7%)
Capital Markets (0.7%)
Merrill Lynch Money Market Mutual Fund r 4.06%, due 06/15/2009	6,326	6,326
Total Investment Company (cost $6,326)		6,326

SECURITIES LENDING COLLATERAL (4.8%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% r °	42,782	42,782
Total Securities Lending Collateral (cost $42,782)		42,782

Total Investment Securities (cost $911,461) #		$933,094

NOTES TO SCHEDULE OF INVESTMENTS:
^	All or a portion of this security is on loan. The value of all securities on loan is $40,318.
‡	Non-income producing security.
r	Interest rate shown reflects the yield at June 30, 2008.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
#

Aggregate cost for federal income tax purposes is $911,461. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $98,188 and $76,555, respectively. Net unrealized appreciation for tax purposes is $21,633.

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$933,094	$—	$—	$933,094

The notes to the financial statements are an integral part of this report.

3

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $911,461) (including securities loaned of $40,318)	$933,094
Receivables:
Investment securities sold	25,908
Shares sold	35,691
Interest	7
Income from loaned securities	20
Dividends	1,091
995,811
Liabilities:
Investment securities purchased	66,405
Accounts payable and accrued liabilities:
Shares redeemed	526
Management and advisory fees	577
Service fees	6
Administration fees	15
Printing and shareholder reports	82
Payable for collateral for securities on loan	42,782
Other	49
110,442
Net Assets	$885,369

Net Assets Consist of:
Capital Stock ($.01 par value)	$518
Additional paid-in capital	746,889
Undistributed net investment income	13,531
Undistributed net realized gain from investment securities	102,798
Net unrealized appreciation on:
Investment securities	21,633
Net Assets	$885,369
Net Assets by Class:
Initial Class	$858,446
Service Class	26,923
Shares Outstanding:
Initial Class	50,202
Service Class	1,572
Net Asset Value and Offering Price Per Share:
Initial Class	$17.10
Service Class	17.13

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends	$8,145
Interest	37
Income from loaned securities-net	69
8,251

Expenses:
Management and advisory fees	3,269
Printing and shareholder reports	39
Custody fees	49
Administration fees	84
Legal fees	11
Audit fees	9
Trustees fees	10
Service fees:
Service Class	36
Other	5
Total expenses	3,512

Net Investment Income	4,739

Net Realized Loss from:
Investment securities	(7,942)

Net Decrease in Unrealized Depreciation on:
Investment securities	(95,257)

Net Realized and Unrealized Loss	(103,199)

Net Decrease In Net Assets Resulting from Operations	$(98,460)

The notes to the financial statements are an integral part of this report.

4

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$4,739	$8,793
Net realized gain (loss) from investment securities	(7,942)	110,970
Change in net unrealized depreciation on investment securities	(95,257)	(75,199)
	(98,460)	44,564
Distributions to Shareholders:
From net investment income:
Initial Class	—	(8,239)
Service Class	—	(253)
	—	(8,492)
From net realized gains:
Initial Class	—	(95,448)
Service Class	—	(3,522)
	—	(98,970)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	143,490	98,197
Service Class	5,245	17,129
	148,735	115,326
Dividends and distributions reinvested:
Initial Class	—	103,687
Service Class	—	3,775
	—	107,462
Cost of shares redeemed:
Initial Class	(51,178)	(335,255)
Service Class	(8,233)	(12,598)
	(59,411)	(347,853)
Net increase (decrease) in net assets from capital share transactions	89,324	(125,065)
Net decrease in net assets	(9,136)	(187,963)

Net Assets:
Beginning of year	894,505	1,082,468
End of period/year	$885,369	$894,505
Undistributed Net Investment Income	$13,531	$8,792

Share Activity:
Shares issued:
Initial Class	8,142	4,698
Service Class	294	815
	8,436	5,513
Shares issued-reinvested from distributions:
Initial Class	—	5,498
Service Class	—	199
	—	5,697
Shares redeemed:
Initial Class	(2,878)	(15,943)
Service Class	(467)	(615)
	(3,345)	(16,558)
Net increase (decrease) in shares outstanding:
Initial Class	5,264	(5,747)
Service Class	(173)	399
	5,091	(5,348)

The notes to the financial statements are an integral part of this report.

5

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$19.16		$20.80	$18.72	$17.17	$14.97	$11.63
Investment Operations
Net investment income(a)	0.10		0.20	0.17	0.13	0.18	0.17
Net realized and unrealized gain (loss)	(2.16)		0.72	2.91	2.54	2.47	3.28
Total operations	(2.06)		0.92	3.08	2.67	2.65	3.45
Distributions
From net investment income	—		(0.20)	(0.10)	(0.12)	(0.16)	(0.11)
From net realized gains	—		(2.36)	(0.90)	(1.00)	(0.29)	—
Total distributions	—		(2.56)	(1.00)	(1.12)	(0.45)	(0.11)
Net Asset Value
End of period/year	$17.10		$19.16	$20.80	$18.72	$17.17	$14.97
Total Return(b)	(10.75	)%(c)	4.64%	16.92%	15.94%	18.34%	29.78	%(c)
Net Assets End of Period/Year (000’s)	$858,446		$860,991	$1,054,389	$860,826	$584,426	$383,372
Ratio and Supplemental Data
Expenses to average net assets	0.83	%(d)	0.85%	0.83%	0.84%	0.85%	0.84%
Net investment income, to average net assets	1.14	%(d)	0.94%	0.86%	0.70%	1.19%	1.33%
Portfolio turnover rate	36	%(c)	67%	60%	69%	132%	145%

For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$19.21		$20.87	$18.81	$17.27	$15.06	$11.77
Investment Operations
Net investment income(a)	0.08		0.14	0.13	0.09	0.15	0.11
Net realized and unrealized gain (loss)	(2.16)		0.73	2.91	2.57	2.48	3.19
Total operations	(2.08)		0.87	3.04	2.66	2.63	3.30
Distributions
From net investment income	—		(0.17)	(0.08)	(0.12)	(0.13)	(0.01)
From net realized gains	—		(2.36)	(0.90)	(1.00)	(0.29)	—
Total distributions	—		(2.53)	(0.98)	(1.12)	(0.42)	(0.01)
Net Asset Value
End of period/year	$17.13		$19.21	$20.87	$18.81	$17.27	$15.06
Total Return(b)	(10.83	)%(c)	4.35%	16.62%	15.73%	18.00%	28.03	%(c)
Net Assets End of Period/Year (000’s)	$26,923		$33,514	$28,079	$14,908	$3,189	$918
Ratio and Supplemental Data
Expenses to average net assets	1.08	%(d)	1.10%	1.08%	1.09%	1.10%	1.10	%(d)
Net investment income, to average net assets	0.88	%(d)	0.70%	0.64%	0.49%	0.97%	1.19	%(d)
Portfolio turnover rate	36	%(c)	67%	60%	69%	132%	145	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.

The notes to the financial statements are an integral part of this report.

6

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.        ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, BlackRock Large Cap Value also changed its name to Transamerica BlackRock Large Cap Value VP (“the Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

There were no recaptured commissions during the period ended June 30, 2008.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short-term, interest-bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $20.

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

7

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.        RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2008:

	Net Assets	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$36,145	4.08%
Transamerica Asset Allocation-Growth VP	137,173	15.49
Transamerica Asset Allocation-Moderate Growth VP	299,215	33.80
Transamerica Asset Allocation-Moderate VP	144,397	16.31
Total	$616,930	69.68%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $250 million	0.80%
Over $250 million up to $750 million	0.775%
Over $750 million	0.75%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008. There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $39 as of June 30, 2008.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.-(continued)

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, and is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plans are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $14. As of June 30, 2008, payments made related to the Emeritus Plan were $26.

The Emeritus Plan was terminated effective October 30, 2007. Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.                         INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$401,721
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	307,576
U.S. Government	—

NOTE 4.                         FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, capital loss carryforwards, and post October loss deferral.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available Through
$76	December 31, 2010

NOTE 5.                         ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

9

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BlackRock Large Cap Value VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was strong compared to its peer universe for the past 1-, 3- and 5-year periods.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were above with the median for its peer group but below the median for its peer universe.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

10

Transamerica Capital Guardian Global VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at  January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$906.12	1.15%	$5.45
Hypothetical (b)	1,000.00	1,019.14	1.15	5.77

Service Class
Actual	1,000.00	904.81	1.40	6.63
Hypothetical (b)	1,000.00	1,017.90	1.40	7.02

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)       5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK (0.1%)
United States (0.1%)
Washington Mutual, Inc., Series R, 7.75% Δ	420	$250
Total Convertible Preferred Stock (cost $410)		250

COMMON STOCKS (97.5%)
Australia (2.8%)
Amcor, Ltd.	68,300	331
Arrow Energy, Ltd. ‡	60,916	215
Billabong International, Ltd.	26,600	276
Coca-Cola Amatil, Ltd.	121,500	817
Macquarie Group Ltd. ‡	6,343	296
Newcrest Mining, Ltd.	27,895	784
QBE Insurance Group, Ltd.	16,204	348
Telstra Corp., Ltd.	109,000	444
Toll Holdings, Ltd.	35,997	208
Woodside Petroleum, Ltd.	5,600	363
Woolworths, Ltd.	23,538	552
Austria (0.2%)
Raiffeisen International Bank Holding AG	3,200	409
Belgium (0.1%)
Fortis ‡	7,400	♦
Fortis	11,400	183
Bermuda (0.8%)
SeaDrill, Ltd.	17,800	544
Tyco International, Ltd.	9,300	373
Weatherford International, Ltd. ‡	9,000	446
Canada (10.7%)
Barrick Gold Corp.	26,900	1,224
Cameco Corp.	13,700	591
Canadian Natural Resources, Ltd.	35,100	3,489
EnCana Corp.	24,600	2,254
Gildan Activewear, Inc. ‡	9,500	245
Inmet Mining Corp.	5,000	334
Ivanhoe Mines, Ltd. ‡	35,400	386
Methanex Corp.	9,973	283
Potash Corp. of Saskatchewan	31,900	7,438
Power Corp. of Canada	8,200	252
Royal Bank of Canada	6,400	289
Suncor Energy, Inc.	19,600	1,144
Cayman Islands (0.2%)
Alibaba.com, Ltd. ‡	2,000	3
Transocean, Inc. ‡	2,658	405
Egypt (0.1%)
Orascom Construction Industries- GDR	1,000	137
Finland (0.1%)
UPM-Kymmene OYJ	8,464	139
France (6.4%)
Accor SA	4,100	274
BNP Paribas	17,830	1,616
Bouygues	21,148	1,405
Dassault Systemes SA	8,300	506
Groupe Danone	11,100	780
Lafarge SA	1,300	200
L’Oreal SA	12,100	1,317
Michelin -Class B	3,800	273
Pernod-Ricard SA	6,000	617
Rhodia SA	11,700	216
Sanofi-Aventis SA	4,800	321
Schneider Electric SA	2,500	270
Societe Generale	2,750	240
Total SA	8,100	692
Vallourec	2,892	1,016
Veolia Environnement	16,338	917
Germany (1.6%)
Allianz SE	4,900	864
Bayer AG	5,800	488
Daimler AG	8,500	526
HYPO Real Estate Holding AG	12,196	344
SAP AG- ADR	3,500	182
SAP AG	4,900	257
Hong Kong (0.1%)
China Overseas La nd & Investment, Ltd.	76,000	120
Indonesia (0.1%)
Telekomunikasi Indonesia TBK PT- ADR	4,000	129
Ireland (0.9%)
CRH PLC	36,200	1,038
Irish Life & Permanent PLC	21,200	221
Ryanair Holdings PLC- ADR ‡ ^	10,400	298
Israel (0.8%)
Teva Pharmaceutical Industries, Ltd. ADR	29,214	1,338
Japan (13.7%)
Advantest Corp.	7,600	160
AEON Co., Ltd.	43,300	536
Bank of Yokohama, Ltd.	59,000	409
Canon, Inc.	19,500	1,004
Chiyoda Corp.	16,000	174
Citizen Holdings Co., Ltd.	39,000	298
Elpida Memory, Inc. ‡	11,200	359
Fanuc, Ltd.	10,000	978
Honda Motor Co., Ltd.	9,700	330
Hoya Corp.	23,500	544
JGC Corp.	27,000	532
Keyence Corp.	2,100	501
Matsushita Electric Industrial Co., Ltd.	12,000	259
Mitsubishi Estate Co., Ltd.	14,000	321
Mitsui & Co., Ltd.	17,000	376
Mizuho Financial Group, Inc.	109	510
Murata Manufacturing Co., Ltd.	4,900	231
Nintendo Co., Ltd.	3,000	1,695
Nissan Motor Co., Ltd.	54,000	447
Nomura Holdings, Inc.	115,000	1,707
NTT DoCoMo, Inc.	239	352
Oracle Corp.	4,700	192
ORIX Corp.	9,710	1,391

The notes to the financial statements are an integral part of this report.

2

	Shares	Value
Japan (continued)
Shimamura Co., Ltd.	7,600	$469
SMC Corp.	4,400	483
Softbank Corp.	108,000	1,824
Sumitomo Chemical Co., Ltd.	85,000	536
Sumitomo Mitsui Financial Group, Inc.	141	1,063
Suzuki Motor Corp.	22,100	523
TDK Corp.	4,100	246
Tokio Marine Holdings, Inc.	10,700	418
Tokyo Electron, Ltd.	6,100	352
Tokyu Corp.	66,000	343
Toshiba Corp.	82,000	606
Trend Micro, Inc.	23,000	759
Yahoo! Japan Corp.	632	244
Yamada Denki Co., Ltd.	10,790	770
Yamato Holdings Co., Ltd.	72,000	1,007
Korea, Republic of (0.8%)
Samsung Electronics Co., Ltd.	2,091	1,249
Mexico (1.2%)
America Movil SAB de CV Series L ADR	13,515	713
Cemex SAB de CV- ADR ‡	16,373	404
Telefonos de Mexico SAB de CV -Class L ADR ^	15,000	355
Telmex Internacional SAB de CV- ADR ‡ ^	15,000	242
Wal-Mart de Mexico SAB de CV Series V	75,400	299
Netherlands (1.3%)
ASML Holding NV ‡	10,577	261
ING Groep NV	21,010	670
Koninklijke Ahold NV	52,000	700
Unilever NV	18,200	517
Netherlands Antilles (1.6%)
Schlumberger, Ltd.	25,200	2,707
Norway (0.6%)
Norsk Hydro ASA	29,000	423
Telenor ASA	27,100	510
Papua New Guinea (0.3%)
Oil Search Ltd.	64,000	418
Russian Federation (1.4%)
Gazprom OAO- ADR	26,200	1,530
Rosneft Oil Co.- GDR ‡	30,500	354
Severstal- GDR, Reg S	17,200	446
South Africa (0.3%)
Sasol, Ltd.	9,000	530
Spain (0.7%)
Banco Bilbao Vizcaya Argentaria SA	28,900	554
Banco Santander SA	20,400	375
Inditex SA	5,700	263
Sweden (0.9%)
Eniro AB	40,300	147
Telefonaktiebolaget LM Ericsson- ADR ^	3,400	35
Telefonaktiebolaget LM Ericsson -Class B	96,800	1,011
TeliaSonera AB	35,500	263
Switzerland (4.3%)
Compagnie Financiere Richemont SA -Class A	10,954	612
Givaudan SA	368	330
Holcim, Ltd.	16,302	1,324
Nestle SA	19,310	875
Novartis AG	5,669	313
Roche Holding AG	13,561	2,450
Swiss Reinsurance	8,490	567
Swisscom AG	987	330
UBS AG	19,313	407
Taiwan (0.5%)
High Tech Computer Corp.- GDR, Reg S	1,710	154
Taiwan Semiconductor Manufacturing Co., Ltd.- ADR ‡	59,025	644
United Kingdom (8.0%)
AstraZeneca PLC- ADR	9,200	391
BAE Systems PLC	127,000	1,118
BHP Billiton, Ltd.	14,147	541
BP PLC	23,900	277
HBOS PLC	19,400	107
HSBC Holdings PLC	17,100	264
Marks & Spencer Group PLC	25,300	165
Rio Tinto PLC	12,700	1,519
Royal Bank of Scotland PLC	139,149	595
Royal Dutch Shell PLC -Class A	81,368	3,351
Sabmiller PLC	106,500	2,442
Scottish & Southern Energy PLC	20,500	572
Smith & Nephew PLC	17,700	195
Standard Chartered PLC	900	26
Tesco PLC	151,300	1,112
Vodafone Group PLC	232,082	689
Yell Group PLC	51,400	72
United States (37.0%)
Abbott Laboratories	23,300	1,234
Affiliated Computer Services, Inc. -Class A ‡	5,700	305
Aflac, Inc.	14,000	879
Agilent Technologies, Inc. ‡	11,000	391
Allegheny Technologies, Inc.	8,400	498
Allergan, Inc.	7,800	406
Altera Corp.	12,200	252
American Capital Strategies, Ltd. ^	7,900	188
American International Group, Inc.	25,850	684
American Tower Corp. -Class A ‡	8,800	372
Anheuser-Busch Cos., Inc.	6,700	416
Applied Materials, Inc.	119,359	2,279
AT&T, Inc.	47,800	1,610
Baker Hughes, Inc.	3,100	271
Baxter International, Inc.	31,100	1,988

The notes to the financial statements are an integral part of this report.

3

	Shares	Value
United States (continued)
Berkshire Hathaway, Inc. -Class A ‡	6	$724
Best Buy Co., Inc. ^	18,200	721
BJ Services Co.	13,300	425
Boeing Co.	6,600	434
Brocade Communications Systems, Inc. ‡	110,600	911
Campbell Soup Co.	9,500	318
Capital One Financial Corp. ^	4,300	163
Cisco Systems, Inc. ‡	53,000	1,233
Cleveland-Cliffs, Inc.	12,200	1,454
Comcast Corp. -Class A	13,650	259
ConocoPhillips	7,000	661
Corning, Inc.	15,700	362
Costco Wholesale Corp.	6,000	421
Danaher Corp.	6,100	471
Dell, Inc. ‡	11,000	241
Delta Petroleum Corp. ‡	12,900	329
eBay, Inc. ‡	27,100	741
Energizer Holdings, Inc. ‡	4,300	314
Exxon Mobil Corp.	6,700	590
Fannie Mae ^	36,600	714
FedEx Corp.	4,200	331
Fifth Third Bancorp ^	11,400	116
Fluor Corp.	8,200	1,526
Forest Laboratories, Inc. ‡	11,400	396
Freddie Mac ^	34,000	558
Freeport-McMoRan Copper & Gold, Inc.	9,800	1,148
Genentech, Inc. ‡	36,500	2,770
General Electric Co.	22,200	592
General Mills, Inc.	5,400	328
Goldman Sachs Group, Inc.	8,300	1,452
Google, Inc. -Class A ‡	3,400	1,790
Hanesbrands, Inc. ‡	22,625	614
Home Depot, Inc.	8,100	190
Hudson City Bancorp, Inc.	40,900	682
Illinois Tool Works, Inc.	24,700	1,173
ImClone Systems, Inc. ‡	11,100	449
Intel Corp.	34,000	730
Jabil Circuit, Inc.	22,400	368
JPMorgan Chase & Co.	35,488	1,218
KLA-Tencor Corp.	31,500	1,282
Kraft Foods, Inc. -Class A	32,800	933
LAM Research Corp. ‡	9,600	347
Las Vegas Sands Corp. ‡ ^	5,800	275
Lehman Brothers Holdings, Inc. ^	10,700	212
Lowe’s Companies, Inc.	12,000	249
Medtronic, Inc.	20,400	1,056
Micron Technology, Inc. ‡	40,900	245
Microsoft Corp.	46,300	1,274
Monsanto Co.	3,600	455
MSCI, Inc. -Class A ‡	17,700	642
News Corp. -Class A ^	51,513	775
Nordstrom, Inc. ^	11,000	333
Paychex, Inc.	24,700	773
PepsiCo, Inc.	13,300	846
Polycom, Inc. ‡	17,400	424
Praxair, Inc.	3,000	283
Progressive Corp.	22,900	429
Qualcomm, Inc.	17,100	759
SanDisk Corp. ‡	48,800	913
Sara Lee Corp.	24,200	296
Sepracor, Inc. ‡	22,500	448
SLM Corp. ‡	29,600	573
SunTrust Banks, Inc.	5,400	196
Target Corp.	33,200	1,543
Time Warner Cable, Inc. -Class A ‡ ^	14,600	387
Time Warner, Inc.	77,350	1,145
TW Telecom, Inc. -Class A ‡	16,600	266
United Parcel Service, Inc. -Class B	11,400	701
United Technologies Corp.	4,000	247
UnitedHealth Group, Inc.	17,900	470
Visa, Inc. -Class A ‡	2,800	228
Wachovia Corp. ^	32,100	498
Walgreen Co.	10,700	348
Walt Disney Co.	33,900	1,058
Wells Fargo & Co.	28,900	686
Wyeth	6,900	331
Yahoo!, Inc. ‡	12,100	250
Total Common Stocks (cost $154,707)		162,900

	Principal
REPURCHASE AGREEMENT (1.9%)
United States (1.9%)
State Street Repurchase Agreement ° 1.05%, dated 06/30/2008 to be repurchased at $3,185 on 07/01/2008	$3,185	3,185
Total Repurchase Agreement (cost $3,185)		3,185

	Shares
RIGHT (0.0%)
United Kingdom (0.0%)
HBOS PLC	7,760	2
Total Right (cost $0)		2

SECURITIES LENDING COLLATERAL (3.6%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% r °	5,947	5,947
Total Securities Lending Collateral (cost $5,947)		5,947

Total Investment Securities (cost $164,249) #		$172,284

The notes to the financial statements are an integral part of this report.

4

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)

Canadian Dollar	(1,362)	09/17/2008	$(1,333)	$(9)
Euro Dollar	(58)	07/09/2008	(91)		♦
Japanese Yen	(112,694)	10/17/2008	(1,078)	9
Japanese Yen	(313,470)	12/04/2008	(3,027)	44
Swiss Franc	184	07/02/2008	180	1
Swiss Franc	(367)	07/02/2008	(369)	9
Swiss Franc	(733)	09/04/2008	(703)	(17)
			$(6,421)	$37

FORWARD FOREIGN CROSS CURRENCY CONTRACTS

					Net Unrealized
				Settlement	Appreciation
Currency Bought		Currency Sold		Date	(Depreciation)

Canadian Dollar	1,038	Euro	650	07/03/2008	$(1)
Euro	651	Canadian Dollar	1,038	07/03/2008	3
Euro	1,456	Japanese Yen	231,894	07/09/2008	104
Euro	1,886	Japanese Yen	305,712	07/28/2008	80
Euro	1,367	Japanese Yen	221,959	12/17/2008	22
Euro	344	Canadian Dollar	548	10/03/2008	1
Japanese Yen	231,894	Euro	1,399	07/09/2008	(15)
					$194

The notes to the financial statements are an integral part of this report.

5

	Percentage of
(unaudited)	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Oil, Gas & Consumable Fuels	9.7%	$16,789
Chemicals	5.5%	9,542
Metals & Mining	5.1%	8,756
Commercial Banks	4.8%	8,298
Semiconductors & Semiconductor Equipment	4.7%	8,162
Pharmaceuticals	4.7%	8,117
Insurance	3.1%	5,387
Beverages	3.0%	5,138
Software	2.8%	4,866
Energy Equipment & Services	2.8%	4,798
Communications Equipment	2.7%	4,735
Capital Markets	2.5%	4,261
Diversified Telecommunication Services	2.4%	4,149
Machinery	2.4%	4,122
Food Products	2.3%	4,048
Food & Staples Retailing	2.3%	3,967
Wireless Telecommunication Services	2.3%	3,949
Media	2.2%	3,842
Construction & Engineering	2.2%	3,774
Health Care Equipment & Supplies	1.9%	3,239
Biotechnology	1.9%	3,220
Internet Software & Services	1.8%	3,027
Construction Materials	1.7%	2,966
Diversified Financial Services	1.6%	2,713
Specialty Retail	1.5%	2,661
Electronic Equipment & Instruments	1.5%	2,579
Air Freight & Logistics	1.3%	2,246
Consumer Finance	1.2%	2,128
Multiline Retail	1.2%	2,042
Computers & Peripherals	1.1%	1,913
Automobiles	1.1%	1,826
Aerospace & Defense	1.0%	1,799
Textiles, Apparel & Luxury Goods	1.0%	1,747
Thrifts & Mortgage Finance	0.9%	1,489
Personal Products	0.8%	1,317
IT Services	0.8%	1,305
Office Electronics	0.6%	1,004
Industrial Conglomerates	0.6%	965
Multi-Utilities	0.5%	917
U.S. Government Agency Obligations	0.4%	714
Electric Utilities	0.3%	572
Hotels, Restaurants & Leisure	0.3%	549
Health Care Providers & Services	0.3%	470
Real Estate Management & Development	0.3%	441
Trading Companies & Distributors	0.2%	376
Road & Rail	0.2%	343
Containers & Packaging	0.2%	331
Household Products	0.2%	314
Airlines	0.2%	298
Auto Components	0.2%	273
Electrical Equipment	0.2%	270

The notes to the financial statements are an integral part of this report.

6

	Percentage of
(unaudited)	Total Investments	Value
INVESTMENTS BY INDUSTRY (continued):
Household Durables	0.1%	$259
Paper & Forest Products	0.1%	139
Investment Securities, at value	94.7%	163,152
Short-Term Investments	5.3%	9,132
Total Investments	100.0%	$172,284

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $5,713.


Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.12% and maturity date of 05/06/2013, respectively, and with a market value plus accrued interest of $3,250.

°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
r	Interest rate shown reflects the yield at June 30, 2008.
♦	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $164,249. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $26,772 and $18,737, respectively. Net unrealized appreciation for tax purposes is $8,035.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$169,099	$3,185	$—	$172,284

The notes to the financial statements are an integral part of this report.

7

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $164,249) (including securities loaned of $5,713)	$172,284
Foreign currency (cost $75)	75
Receivables:
Investment securities sold	1,592
Shares sold	13
Interest	1
Income from loaned securities	8
Dividends	201
Dividend reclaims	75
Unrealized appreciation on forward foreign currency contracts	273
174,522
Liabilities:
Investment securities purchased	990
Accounts payable and accrued liabilities:
Shares redeemed	203
Management and advisory fees	154
Service fees	3
Administration fees	3
Printing and shareholder reports	22
Payable for collateral for securities on loan	5,947
Unrealized depreciation on forward foreign currency contracts	42
Other	42
7,406
Net Assets	$167,116

Net Assets Consist of:
Capital Stock ($.01 par value)	$188
Additional paid-in capital	128,608
Undistributed net investment income	1,756
Undistributed net realized gain from investment securities and foreign currency transactions	28,285
Net unrealized appreciation on:
Investment securities	8,035
Translation of assets and liabilities denominated in foreign currencies	244
Net Assets	$167,116
Net Assets by Class:
Initial Class	$152,281
Service Class	14,835
Shares Outstanding:
Initial Class	17,153
Service Class	1,678
Net Asset Value and Offering Price Per Share:
Initial Class	$8.88
Service Class	8.84

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $191)	$2,326
Income from loaned securities-net	59
2,385
Expenses:
Management and advisory fees	940
Printing and shareholder reports	6
Custody fees	67
Administration fees	18
Legal fees	3
Audit fees	9
Trustees fees	2
Service fees:
Service Class	19
Other	1
Total expenses	1,065
Net Investment Income	1,320

Net Realized Gain from:
Investment securities	2,927
Foreign currency transactions	(173)
2,754
Net Decrease in Unrealized Depreciation on:
Investment securities	(23,112)
Translation of assets and liabilities denominated in foreign currencies	184
(22,928)
Net Realized and Unrealized Loss	(20,174)

Net Decrease In Net Assets Resulting from Operations	$(18,854)

The notes to the financial statements are an integral part of this report.

8

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,320	$1,699
Net realized gain from investment securities and foreign currency transactions	2,754	26,288
Change in net unrealized depreciation on investment securities and foreign currency translation	(22,928)	(14,091)
	(18,854)	13,896
Distributions to Shareholders:
From net investment income:
Initial Class	—	(1,764)
Service Class	—	(94)
	—	(1,858)
From net realized gains:
Initial Class	—	(17,744)
Service Class	—	(1,217)
	—	(18,961)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	3,642	12,644
Service Class	2,228	5,481
	5,870	18,125
Dividends and distributions reinvested:
Initial Class	—	19,508
Service Class	—	1,311
	—	20,819
Cost of shares redeemed:
Initial Class	(27,252)	(49,396)
Service Class	(1,747)	(2,739)
	(28,999)	(52,135)
Net decrease in net assets from capital share transactions	(23,129)	(13,191)
Net decrease in net assets	(41,983)	(20,114)

Net Assets:
Beginning of year	209,099	229,213
End of period/year	$167,116	$209,099
Undistributed Net Investment Income	$1,756	$436

Share Activity:
Shares issued:
Initial Class	394	1,213
Service Class	241	535
	635	1,748
Shares issued-reinvested from distributions:
Initial Class	—	2,043
Service Class	—	137
	—	2,180
Shares redeemed:
Initial Class	(2,957)	(4,731)
Service Class	(191)	(264)
	(3,148)	(4,995)
Net decrease in shares outstanding:
Initial Class	(2,563)	(1,475)
Service Class	50	408
	(2,513)	(1,067)

The notes to the financial statements are an integral part of this report.

9

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

	Period ended		Initial Class Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$9.80		$10.23	$13.69	$12.88	$11.66	$8.49
Investment Operations
Net investment income(a)	0.07		0.08	0.11	0.11	0.08	0.05
Net realized and unrealized gain (loss)	(0.99)		0.53	1.43	1.17	1.18	3.14
Total operations	(0.92)		0.61	1.54	1.28	1.26	3.19
Distributions
From net investment income	—		(0.09)	(0.36)	(0.06)	(0.04)	(0.02)
From net realized gains	—		(0.95)	(4.64)	(0.41)	—	—
Total distributions	—		(1.04)	(5.00)	(0.47)	(0.04)	(0.02)
Net Asset Value
End of period/year	$8.88		$9.80	$10.23	$13.69	$12.88	$11.66
Total Return(b)	(9.39	)%(c)	6.31%	14.32%	10.18%	10.88%	37.60%
Net Assets End of Period/Year (000’s)	$152,281		$193,197	$216,762	$210,441	$409,831	$271,610
Ratios and Supplemental Data
Expenses to average net assets	1.15	%(d)	1.14%	1.14%	1.10%	1.10%	1.14%
Net investment income, to average net assets	1.47	%(d)	0.78%	0.91%	0.86%	0.65%	0.48%
Portfolio turnover rate	30	%(c)	38%	36%	32%	23%	20%

For a share outstanding throughout each period

	Period ended		Service Class Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$9.77		$10.20	$13.67	$12.88	$11.66	$8.76
Investment Operations
Net investment income (loss)(a)	0.06		0.05	0.08	0.07	0.05	(0.01)
Net realized and unrealized gain (loss)	(0.99)		0.54	1.43	1.17	1.18	2.91
Total operations	(0.93)		0.59	1.51	1.24	1.23	2.90
Distributions
From net investment income	—		(0.07)	(0.34)	(0.04)	(0.01)	—
From net realized gains	—		(0.95)	(4.64)	(0.41)	—	—
Total distributions	—		(1.02)	(4.98)	(0.45)	(0.01)	—
Net Asset Value
End of period/year	$8.84		$9.77	$10.20	$13.67	$12.88	$11.66
Total Return(b)	(9.52	)%(c)	6.10%	14.00%	9.90%	10.60%	33.11	%(c)
Net Assets End of Period/Year (000’s)	$14,835		$15,902	$12,451	$9,783	$5,832	$1,212
Ratios and Supplemental Data
Expenses to average net assets	1.40	%(d)	1.39%	1.39%	1.35%	1.35%	1.39	%(d)
Net investment income (loss), to average net assets	1.22	%(d)	0.50%	0.65%	0.55%	0.38%	(0.14	)%(d)
Portfolio turnover rate	30	%(c)	38%	36%	32%	23%	20	%(c)

(a)	Per Share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized

The notes to the financial statements are an integral part of this report.

10

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Capital Guardian Global also changed its name to Transamerica Capital Guardian Global VP (“the Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Recaptured commission during the period ended June 30, 2008 of $1 is included in net realized gain in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short-term, interest-bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $19.

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

11

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. – (continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies.  Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2008 are listed in the Schedule of Investments.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser.  Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $125 million	1.05%
Over $125 million up to $250 million	1.00%
Over $250 million up to $400 million	0.90%
Over $400 million up to $750 million	0.825%
Over $750 million up to $1 billion	0.80%
Over $1 billion up to $2 billion	0.75%
Over $2 billion	0.70%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.32% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008.  There are no amounts available for recapture at June 30, 2008.

12

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2. – (continued)

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $8 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, and is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $3. As of June 30, 2008, payments made related to the Emeritus Plan were $6.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$53,616
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	74,554
U.S. Government	—

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.  Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, passive  foreign investment companies and post October loss deferrals.

13

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

14

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Capital Guardian Global VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Capital Guardian Trust Company (the “Sub-Adviser”), to determine whether the agreements should be renewed.  The Board considered that a proposal to reorganize the Fund into Transamerica Templeton Global VP Fund will be submitted to Fund shareholders at a meeting anticipated to be held in the first half of 2009 and that the Board had determined that the proposed reorganization is in the best interests of the shareholders of both funds.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement, pending the proposed reorganization, would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009 in order to permit the proposed reorganization to be submitted to shareholders and implemented if so approved.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board noted the proposed reorganization for the Fund and concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, and TAM’s management oversight process.  The Trustees determined that pending the proposed reorganization, TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-, 3- and 5-year periods and that because of the continued underperformance, the Board has approved, subject to shareholder approval, that the Fund be reorganized into Transamerica Templeton Global VP Fund.  The Board further noted that they would continue to monitor performance closely.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser, pending the proposed reorganization, are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees and total expenses were above the medians for its peer group and peer universe, but that there is potential for a fee reduction via the proposed reorganization.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured and in light of the proposed reorganization, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Board further noted that the Advisor offers additional breakpoints above those offered by the Sub-Adviser and that additional economies of scale may be realized as a result of the proposed reorganization.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

15

Transamerica Capital Guardian U.S. Equity VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at  January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$861.08	0.87%	$4.03
Hypothetical (b)	1,000.00	1,020.54	0.87	4.37

Service Class
Actual	1,000.00	858.97	1.12	5.18
Hypothetical (b)	1,000.00	1,019.29	1.12	5.62

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.5%)
Commercial Banks (0.1%)
Fifth Third Bancorp, 8.50% r	1,700	$182
Consumer Finance (0.1%)
SLM Corp., 7.25% r	180	176
Pharmaceuticals (0.2%)
Schering-Plough Corp., 6.00% r	1,800	344
Thrifts & Mortgage Finance (0.1%)
Washington Mutual, Inc., 7.75% r	230	137
Total Convertible Preferred Stocks (cost $1,026)		839

COMMON STOCKS (97.4%)
Aerospace & Defense (0.7%)
Boeing Co.	4,300	283
United Technologies Corp.	13,600	839
Air Freight & Logistics (2.3%)
FedEx Corp.	10,200	804
United Parcel Service, Inc. -Class B	46,500	2,858
Airlines (0.5%)
Southwest Airlines Co. ^	65,200	850
Auto Components (0.4%)
Johnson Controls, Inc.	20,400	585
Automobiles (0.7%)
Ford Motor Co. ‡ ^	59,700	287
General Motors Corp. ^	19,000	219
Honda Motor Co., Ltd., ADR	20,200	687
Beverages (2.3%)
Anheuser-Busch Cos., Inc.	9,500	590
Coca-Cola Co.	14,300	743
PepsiCo, Inc.	37,800	2,404
Biotechnology (3.9%)
Celgene Corp. ‡	5,400	345
Genentech, Inc. ‡	58,700	4,455
Gilead Sciences, Inc. ‡	6,900	365
ImClone Systems, Inc. ‡	27,600	1,117
Capital Markets (3.1%)
American Capital Strategies, Ltd. ^	13,800	328
Goldman Sachs Group, Inc.	20,800	3,638
Lehman Brothers Holdings, Inc. ^	51,300	1,016
Chemicals (2.1%)
Monsanto Co.	8,400	1,062
Potash Corp. of Saskatchewan	10,200	2,332
Commercial Banks (2.6%)
Fifth Third Bancorp ^	17,000	173
SunTrust Banks, Inc.	12,600	456
Wachovia Corp. ^	80,014	1,243
Wells Fargo & Co.	101,000	2,399
Commercial Services & Supplies (0.2%)
Monster Worldwide, Inc. ‡ ^	18,100	373
Communications Equipment (3.9%)
Brocade Communications Systems, Inc. ‡	132,600	1,093
Cisco Systems, Inc. ‡	102,800	2,391
Corning, Inc.	11,100	256
Polycom, Inc. ‡	21,500	524
Qualcomm, Inc.	44,000	1,952
Computers & Peripherals (3.3%)
Apple, Inc. ‡	7,800	1,306
Dell, Inc. ‡	48,000	1,050
International Business Machines Corp.	4,500	533
Netapp, Inc. ‡	13,500	293
SanDisk Corp. ‡	79,400	1,485
Seagate Technology, Inc.	19,200	367
Sun Microsystems, Inc. ‡	25,000	272
Construction & Engineering (1.0%)
Fluor Corp.	8,800	1,638
Construction Materials (0.2%)
Vulcan Materials Co. ^	4,200	251
Consumer Finance (0.3%)
SLM Corp. ‡	23,500	455
Diversified Financial Services (2.4%)
JPMorgan Chase & Co.	115,004	3,946
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	65,300	2,200
Level 3 Communications, Inc. ‡ ^	222,400	656
tw telecom, Inc. -Class A ‡	68,500	1,098
Electric Utilities (0.9%)
Allegheny Energy, Inc.	8,400	421
Edison International	11,100	570
Pinnacle West Capital Corp.	15,200	468
Electrical Equipment (0.5%)
Emerson Electric Co.	10,200	505
Sunpower Corp. -Class A ‡ ^	4,100	295
Electronic Equipment & Instruments (1.5%)
Agilent Technologies, Inc. ‡	25,400	903
Flextronics International, Ltd. ‡	42,800	402
Jabil Circuit, Inc.	68,300	1,121
Energy Equipment & Services (3.9%)
Baker Hughes, Inc.	7,500	655
BJ Services Co.	36,700	1,172
Schlumberger, Ltd.	21,200	2,278
Weatherford International, Ltd. ‡	44,200	2,192
Food & Staples Retailing (0.2%)
Walgreen Co.	11,300	367
Food Products (2.7%)
Campbell Soup Co.	10,300	345
General Mills, Inc.	5,200	316
Kraft Foods, Inc. -Class A	75,150	2,138
Sara Lee Corp.	80,400	985
Unilever NV	18,000	511
Health Care Equipment & Supplies (2.9%)
Baxter International, Inc.	49,600	3,171
Medtronic, Inc.	28,300	1,465
Health Care Providers & Services (1.6%)
Aetna, Inc.	9,000	365
DaVita, Inc. ‡	11,000	584
Health Net, Inc. ‡	6,000	144

The notes to the financial statements are an integral part of this report.

2

	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	55,300	$1,452
Health Care Technology (0.5%)
Cerner Corp. ‡ ^	17,400	786
Hotels, Restaurants & Leisure (0.8%)
Carnival Corp. ^	12,200	402
Las Vegas Sands Corp. ‡ ^	12,500	593
Wynn Resorts, Ltd. ^	2,800	228
Household Durables (0.3%)
Jarden Corp. ‡	11,200	204
Leggett & Platt, Inc. ^	16,000	269
Household Products (0.4%)
Energizer Holdings, Inc. ‡	8,900	650
Independent Power Producers & Energy Traders (0.2%)
AES Corp. ‡	20,400	392
Industrial Conglomerates (1.6%)
General Electric Co.	83,400	2,226
Tyco International, Ltd.	8,700	348
Insurance (3.1%)
Aflac, Inc.	13,900	873
AMBAC Financial Group, Inc. ^	47,600	64
American International Group, Inc.	64,100	1,696
Berkshire Hathaway, Inc. -Class A ‡	5	604
Marsh & McLennan Cos., Inc.	14,000	372
MBIA, Inc. ^	31,600	139
Progressive Corp.	29,400	550
XL Capital, Ltd. -Class A ^	31,300	643
Internet Software & Services (4.3%)
eBay, Inc. ‡	31,400	858
Google, Inc. -Class A ‡	9,700	5,106
Yahoo!, Inc. ‡	46,800	967
IT Services (1.5%)
Affiliated Computer Services, Inc. -Class A ‡	13,200	706
Cognizant Technology Solutions Corp. -Class A ‡	10,400	338
Paychex, Inc.	30,900	967
Verifone Holdings, Inc. ‡ ^	31,000	370
Machinery (1.2%)
Caterpillar, Inc.	3,600	266
Danaher Corp.	7,600	587
Illinois Tool Works, Inc.	23,600	1,121
Media (3.1%)
CBS Corp. -Class B	42,400	826
Comcast Corp. -Class A	16,850	320
Gannett Co., Inc. ^	36,400	789
Omnicom Group, Inc.	10,100	453
Time Warner Cable, Inc. -Class A ‡ ^	18,800	498
Time Warner, Inc.	32,250	477
Viacom, Inc. -Class B ‡	14,050	429
Walt Disney Co.	39,500	1,233
Metals & Mining (3.8%)
Allegheny Technologies, Inc.	24,800	1,470
Barrick Gold Corp.	46,600	2,120
Cleveland-Cliffs, Inc.	10,200	1,216
Freeport-McMoRan Copper & Gold, Inc.	6,000	703
Nucor Corp.	7,400	553
Multiline Retail (2.8%)
Nordstrom, Inc. ^	38,800	1,176
Target Corp.	70,300	3,268
Oil, Gas & Consumable Fuels (5.1%)
Anadarko Petroleum Corp.	9,100	681
Chevron Corp.	12,919	1,281
ConocoPhillips	16,900	1,595
EOG Resources, Inc.	5,400	708
Exxon Mobil Corp.	11,400	1,005
Marathon Oil Corp.	36,400	1,888
Royal Dutch Shell PLC -Class B, ADR	13,980	1,120
Personal Products (0.2%)
Bare Escentuals, Inc. ‡ ^	14,800	277
Pharmaceuticals (6.3%)
Abbott Laboratories	20,600	1,091
Allergan, Inc.	24,900	1,296
AstraZeneca PLC, ADR	43,500	1,850
Bristol-Myers Squibb Co.	42,800	879
Forest Laboratories, Inc. ‡	43,700	1,518
Pfizer, Inc.	52,200	912
Sanofi-Aventis SA, ADR	23,800	791
Schering-Plough Corp.	10,000	197
Sepracor, Inc. ‡	31,400	626
Teva Pharmaceutical Industries, Ltd., ADR	6,400	293
Wyeth	12,700	609
Real Estate Investment Trusts (0.0%)
Host Hotels & Resorts, Inc.	4,154	57
Semiconductors & Semiconductor Equipment (4.6%)
Altera Corp.	20,600	426
Applied Materials, Inc.	139,100	2,655
Intel Corp.	55,700	1,196
KLA-Tencor Corp.	50,400	2,052
LAM Research Corp. ‡	11,200	405
Microchip Technology, Inc.	10,300	315
Micron Technology, Inc. ‡	69,500	417
Software (2.3%)
Adobe Systems, Inc. ‡	21,900	863
Microsoft Corp.	75,200	2,069
Oracle Corp. ‡	34,400	722
Specialty Retail (2.6%)
Best Buy Co., Inc. ^	57,100	2,261
Home Depot, Inc.	31,000	726
Lowe’s Cos., Inc.	28,600	594
Urban Outfitters, Inc. ‡	20,300	633
Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc. ‡	8,100	234
Hanesbrands, Inc. ‡	33,037	897
Phillips-Van Heusen Corp. ^	9,100	333
Thrifts & Mortgage Finance (2.0%)
Astoria Financial Corp.	10,200	205

The notes to the financial statements are an integral part of this report.

3

	Shares	Value
Thrifts & Mortgage Finance (continued)
Freddie Mac ^	69,700	$1,143
Hudson City Bancorp, Inc.	84,000	1,401
Washington Mutual, Inc. ^	107,600	530
Tobacco (1.4%)
Altria Group, Inc.	31,600	649
Philip Morris International, Inc.	31,500	1,556
U.S. Government Agency Obligations (0.9%)
Fannie Mae ^	70,700	1,379
Water Utilities (0.3%)
American Water Works Co., Inc. ‡	23,800	528
Wireless Telecommunication Services (0.6%)
American Tower Corp. -Class A ‡	22,000	929
Total Common Stocks (cost $174,542)		156,690

	Principal
REPURCHASE AGREEMENT (1.8%)
State Street Repurchase Agreement  °	$2,850	2,850
1.05%, dated 06/30/2008 to be repurchased at $2,850 on 07/01/2008
Total Repurchase Agreement (cost $2,850)		2,850

CONVERTIBLE BOND (0.3%)
Automobiles (0.3%)
Ford Motor Co.
4.25%, due 12/15/2036	629	458
Total Convertible Bond (cost $633)		458

	Shares
SECURITIES LENDING COLLATERAL (11.7%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% r °	18,761	18,761
Total Securities Lending Collateral (cost $18,761)		18,761

Total Investment Securities (cost $197,812) #		$179,598

NOTES TO SCHEDULE OF INVESTMENTS:
^	All or a portion of this security is on loan. The value of all securities on loan is $17,776.


Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.81% and maturity date of 12/25/2025, respectively, and with a market value plus accrued interest of $2,909.

°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
r	Interest rate shown reflects the yield at June 30, 2008.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $197,812.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,402 and $36,616, respectively.  Net unrealized depreciation for tax purposes is $18,214.

DEFINITIONS:

PLC	Public Limited Company
ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

4

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$176,290	$3,308	$—	$179,598

The notes to the financial statements are an integral part of this report.

5

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $197,812) (including securities loaned of $17,776)	$179,598
Receivables:
Investment securities sold	996
Interest	3
Income from loaned securities	12
Dividends	216
180,825
Liabilities:
Investment securities purchased	986
Accounts payable and accrued liabilities:
Shares redeemed	68
Management and advisory fees	117
Service fees	2
Administration fees	3
Printing and shareholder reports	20
Payable for collateral for securities on loan	18,761
Other	29
19,986
Net Assets	$160,839

Net Assets Consist of:
Capital Stock ($.01 par value)	$184
Additional paid-in capital	141,058
Undistributed net investment income	2,773
Undistributed net realized gain from investment securities	35,038
Net unrealized depreciation on:
Investment securities	(18,214)
Net Assets	$160,839
Net Assets by Class:
Initial Class	$151,053
Service Class	9,786
Shares Outstanding:
Initial Class	17,292
Service Class	1,123
Net Asset Value and Offering Price Per Share:
Initial Class	$8.74
Service Class	8.71

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $15)	$1,625
Interest	12
Income from loaned securities-net	70
1,707
Expenses:
Management and advisory fees	731
Printing and shareholder reports	7
Custody fees	24
Administration fees	18
Legal fees	2
Audit fees	9
Trustees fees	2
Service fees:
Service Class	13
Other	1
Total expenses	807

Net Investment Income	900

Net Realized Gain from:
Investment securities	2,916

Net Decrease in Unrealized Depreciation on:
Investment securities	(31,810)

Net Realized and Unrealized Loss	(28,894)

Net Decrease In Net Assets Resulting from Operations	$(27,994)

The notes to the financial statements are an integral part of this report.

6

STATEMENTS OF CHANGES IN NET ASSETS

For the period or years ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$900	$1,873
Net realized gain from investment securities	2,916	32,672
Change in net unrealized depreciation on investment securities	(31,810)	(33,078)
	(27,994)	1,467
Distributions to Shareholders:
From net investment income:
Initial Class	—	(1,622)
Service Class	—	(56)
	—	(1,678)
From net realized gains:
Initial Class	—	(19,884)
Service Class	—	(1,011)
	—	(20,895)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	1,792	6,813
Service Class	743	3,484
	2,535	10,297
Dividends and distributions reinvested:
Initial Class	—	21,505
Service Class	—	1,068
	—	22,573
Cost of shares redeemed:
Initial Class	(26,752)	(55,170)
Service Class	(1,161)	(2,946)
	(27,913)	(58,116)
Net decrease in net assets from capital share transactions	(25,378)	(25,246)
Net decrease in net assets	(53,372)	(46,352)

Net Assets:
Beginning of year	214,211	260,563
End of period/year	$160,839	$214,211
Undistributed Net Investment Income	$2,773	$1,873

Share Activity:
Shares issued:
Initial Class	189	603
Service Class	76	314
	265	917
Shares issued-reinvested from distributions:
Initial Class	—	2,029
Service Class	—	101
	—	2,130
Shares redeemed:
Initial Class	(2,834)	(4,853)
Service Class	(123)	(261)
	(2,957)	(5,114)
Net decrease in shares outstanding:
Initial Class	(2,645)	(2,221)
Service Class	(47)	154
	(2,692)	(2,067)

The notes to the financial statements are an integral part of this report.

7

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$10.15		$11.24	$11.32	$11.02	$10.07	$7.39
Investment Operations
Net investment income(a)	0.05		0.09	0.07	0.06	0.06	0.04
Net realized and unrealized gain (loss)	(1.46)		(0.06)	1.00	0.62	0.92	2.65
Total operations	(1.41)		0.03	1.07	0.68	0.98	2.69
Distributions
From net investment income	—		(0.08)	(0.07)	(0.06)	(0.03)	(0.01)
From net realized gains	—		(1.04)	(1.08)	(0.32)	—	—
Total distributions	—		(1.12)	(1.15)	(0.38)	(0.03)	(0.01)
Net Asset Value
End of period/year	$8.74		$10.15	$11.24	$11.32	$11.02	$10.07
Total Return(b)	(13.89	)%(c)	(0.15)%	10.11%	6.31%	9.77%	36.50%
Net Assets End of Period/Year (000’s)	$151,053		$202,356	$249,151	$254,860	$266,915	$238,949
Ratios and Supplemental Data
Expenses to average net assets	0.87	%(d)	0.86%	0.86%	0.89%	0.90%	0.91%
Net investment income, to average net assets	1.00	%(d)	0.78%	0.66%	0.55%	0.57%	0.41%
Portfolio turnover rate	23	%(c)	37%	27%	35%	23%	20%

For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$10.14		$11.23	$11.31	$11.02	$10.07	$7.96
Investment Operations
Net investment income(a)	0.04		0.06	0.05	0.03	0.04	0.01
Net realized and unrealized gain (loss)	(1.47)		(0.05)	0.99	0.63	0.92	2.10
Total operations	(1.43)		0.01	1.04	0.66	0.96	2.11
Distributions
From net investment income	—		(0.06)	(0.04)	(0.05)	(0.01)	—
From net realized gains	—		(1.04)	(1.08)	(0.32)	—	—
Total distributions	—		(1.10)	(1.12)	(0.37)	(0.01)	—
Net Asset Value
End of period/year	$8.71		$10.14	$11.23	$11.31	$11.02	$10.07
Total Return(b)	(14.10	)%(c)	(0.39)%	9.87%	6.06%	9.49%	26.50	%(c)
Net Assets End of Period/Year (000’s)	$9,786		$11,855	$11,412	$9,753	$8,120	$2,331
Ratios and Supplemental Data
Expenses to average net assets	1.12	%(d)	1.11%	1.11%	1.14%	1.15%	1.16	%(d)
Net investment income, to average net assets	0.75	%(d)	0.53%	0.40%	0.29%	0.38%	0.17	%(d)
Portfolio turnover rate	23	%(c)	37%	27%	35%	23%	20	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.

The notes to the financial statements are an integral part of this report.

8

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.                         ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Capital Guardian U.S. Equity also changed its name to Transamerica Capital Guardian U.S. Equity VP (“the Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Recaptured commissions during the period ended June 30, 2008 of $5 are included in net realized gain in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $21.

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.-(continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.                         RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $500 million	0.80%
Over $500 million up to $1 billion	0.775%
Over $1 billion up to $2 billion	0.675%
Over $2 billion	0.65%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.01% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008.  There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc.

10

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.-(continued)

The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $7 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, and is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $4. As of June 30, 2008, payments made related to the Emeritus Plan were $7.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.                         INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$41,296
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	66,260
U.S. Government	—

NOTE 4.                         FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and REIT reclassifications.

NOTE 5.        ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

11

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Capital Guardian U.S. Equity VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Capital Guardian Trust Company (the “Sub-Adviser”), to determine whether the agreements should be renewed.  The Board considered that a proposal to reorganize the Fund into Transamerica Van Kampen Large Cap Core VP Fund had been determined by the Board to be in the best interests of the shareholders of both funds and that the reorganization, subject to the satisfaction of certain conditions, is expected to close in the first half of 2009.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement, pending the proposed reorganization, would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009 in order to permit the proposed reorganization to meet the satisfaction of certain conditions and implemented if so met.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board noted the proposed reorganization for the Fund and concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, and TAM’s management oversight process.  The Trustees determined that pending the proposed reorganization, TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-, 3- and 5-year periods and that because of the continued underperformance, the Board has approved, subject to the satisfaction of certain conditions, that the Fund be reorganized into Transamerica Van Kampen Large Cap Core VP Fund.  The Board further noted that they would continue to monitor performance closely.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser, pending the proposed reorganization, are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were above the median for its peer group but below the median for its peer universe.  The Board observed that the Fund’s sub-advisory fee schedule was renegotiated in 2007 and that additional breakpoints were provided for 2008.  The Board also noted that there is potential for a further fee reduction via the reorganization.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Board further noted that breakpoints were added to the sub-advisory fee schedule for 2008, further reducing the sub-advisory fee and that additional economies of scale may be realized as a result of the proposed reorganization.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

12

Transamerica Capital Guardian Value VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$814.62	0.84%	$3.79
Hypothetical (b)	1,000.00	1,020.69	0.84	4.22

Service Class
Actual	1,000.00	813.14	1.09	4.91
Hypothetical (b)	1,000.00	1,019.44	1.09	5.47

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (1.6%)
Commercial Banks (0.3%)
Fifth Third Bancorp, 8.50% r	20,200	$2,161
Pharmaceuticals (0.7%)
Schering-Plough Corp., 6.00% r	26,400	5,041
Thrifts & Mortgage Finance (0.6%)
Washington Mutual, Inc., 7.75% r	6,800	4,042
Total Convertible Preferred Stocks (cost $13,058)		11,244

COMMON STOCKS (94.7%)
Air Freight & Logistics (0.7%)
FedEx Corp.	64,200	5,058
Airlines (1.6%)
Southwest Airlines Co.	861,100	11,229
Auto Components (0.9%)
Johnson Controls, Inc.	216,500	6,209
Automobiles (1.1%)
General Motors Corp. ^	168,700	1,940
Harley-Davidson, Inc.	157,400	5,707
Beverages (0.5%)
Coca-Cola Co.	64,900	3,374
Capital Markets (5.4%)
American Capital Strategies, Ltd. ^	503,200	11,961
Goldman Sachs Group, Inc.	116,100	20,306
Lehman Brothers Holdings, Inc. ^	322,900	6,397
Commercial Banks (5.5%)
East-West Bancorp, Inc. ^	89,600	633
Fifth Third Bancorp ^	182,900	1,862
SunTrust Banks, Inc.	318,000	11,518
Wachovia Corp. ^	617,195	9,585
Wells Fargo & Co.	680,100	16,152
Computers & Peripherals (1.0%)
Hewlett-Packard Co.	117,883	5,211
Seagate Technology, Inc. ^	122,100	2,336
Construction Materials (1.4%)
Vulcan Materials Co. ^	171,100	10,228
Consumer Finance (1.2%)
Capital One Financial Corp. ^	104,000	3,953
SLM Corp. ‡	243,440	4,711
Diversified Financial Services (4.3%)
JPMorgan Chase & Co.	890,740	30,561
Diversified Telecommunication Services (4.5%)
AT&T, Inc.	859,300	28,950
Verizon Communications, Inc.	93,500	3,310
Electric Utilities (3.6%)
Edison International	181,900	9,346
Pinnacle West Capital Corp.	538,500	16,570
Electrical Equipment (0.6%)
Emerson Electric Co.	92,400	4,569
Electronic Equipment & Instruments (1.3%)
Jabil Circuit, Inc.	479,100	7,862
Tyco Electronics, Ltd.	41,000	1,469
Energy Equipment & Services (1.2%)
Transocean, Inc. ‡	58,290	8,883
Food Products (7.0%)
Kraft Foods, Inc. -Class A	1,035,716	29,466
Sara Lee Corp.	950,010	11,638
Unilever NV	307,300	8,727
Health Care Providers & Services (1.5%)
Aetna, Inc.	270,100	10,947
Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	144,600	4,766
Household Durables (1.5%)
Jarden Corp. ‡ ^	574,100	10,472
Household Products (1.2%)
Energizer Holdings, Inc. ‡	116,700	8,530
Industrial Conglomerates (4.7%)
3M Co.	21,900	1,524
General Electric Co.	881,500	23,527
Tyco International, Ltd.	221,775	8,880
Insurance (3.6%)
AMBAC Financial Group, Inc. ^	377,400	506
American International Group, Inc.	562,400	14,881
Marsh & McLennan Cos., Inc.	43,600	1,158
MBIA, Inc. ^	388,300	1,705
Mercury General Corp.	63,000	2,943
XL Capital, Ltd. -Class A ^	223,900	4,603
IT Services (1.4%)
Affiliated Computer Services, Inc. -Class A ‡	184,600	9,874
Machinery (4.0%)
Caterpillar, Inc.	164,600	12,151
Illinois Tool Works, Inc.	293,600	13,949
Parker Hannifin Corp.	32,586	2,324
Media (4.1%)
CBS Corp. -Class B	162,200	3,161
Comcast Corp. -Class A	331,100	6,281
Gannett Co., Inc. ^	456,700	9,897
Time Warner Cable, Inc. -Class A ‡ ^	215,300	5,701
Time Warner, Inc.	270,900	4,009
Metals & Mining (3.4%)
Nucor Corp.	327,000	24,417
Multi-Utilities (0.5%)
CMS Energy Corp. ^	260,700	3,884
Oil, Gas & Consumable Fuels (8.5%)
Chevron Corp.	91,000	9,021
ConocoPhillips	216,500	20,435
Exxon Mobil Corp.	52,566	4,633
Marathon Oil Corp.	176,500	9,155
Royal Dutch Shell PLC -Class B, ADR	161,965	12,975
Spectra Energy Corp.	169,100	4,860
Pharmaceuticals (6.3%)
AstraZeneca PLC, ADR	198,900	8,459
Merck & Co., Inc.	111,400	4,199
Pfizer, Inc.	829,000	14,482
Sanofi-Aventis SA, ADR	545,100	18,114

The notes to the financial statements are an integral part of this report.

2

	Shares	Value
Semiconductors & Semiconductor Equipment (2.1%)
Fairchild Semiconductor International, Inc. ‡	343,600	$4,030
Intel Corp.	170,000	3,652
Micron Technology, Inc. ‡ ^	1,211,200	7,267
Specialty Retail (1.1%)
Lowe’s Cos., Inc.	395,600	8,209
Thrifts & Mortgage Finance (3.7%)
Freddie Mac ^	201,100	3,298
Hudson City Bancorp, Inc.	1,109,400	18,505
Washington Mutual, Inc. ^	906,300	4,468
Tobacco (3.1%)
Altria Group, Inc.	672,000	13,816
Lorillard, Inc. ‡	35,700	2,469
Philip Morris International, Inc.	114,200	5,641
U.S. Government Agency Obligations (0.4%)
Fannie Mae	167,400	3,266
Water Utilities (1.1%)
American Water Works Co., Inc. ‡	342,800	7,602
Total Common Stocks (cost $869,276)		678,367

	Principal
REPURCHASE AGREEMENT (2.3%)
State Street Repurchase Agreement  °
1.05%, dated 06/30/2008 to be repurchased at $16,214 on 07/01/2008	$16,213	16,213
Total Repurchase Agreement (cost $16,213)		16,213

CONVERTIBLE BOND (1.2%)
Automobiles (1.2%)
Ford Motor Co.
4.25%, due 12/15/2036	11,955	8,697
Total Convertible Bond (cost $12,457)		8,697

	Shares
SECURITIES LENDING COLLATERAL (12.0%)
State Street Navigator Securities Lending
Trust - Prime Portfolio, 2.66% r °	85,836	85,836
Total Securities Lending Collateral (cost $85,836)		85,836

Total Investment Securities (cost $996,840) #		$800,357

NOTES TO SCHEDULE OF INVESTMENTS:
^	All or a portion of this security is on loan. The value of all securities on loan is $81,875.


Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.88% and maturity date of 04/30/2010, respectively, and with a market value plus accrued interest of $16,538.

°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
r	Interest rate shown reflects the yield at June 30, 2008.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $996,840. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $42,316 and $238,799, respectively. Net unrealized depreciation for tax purposes is $196,483.

The notes to the financial statements are an integral part of this report.

3

DEFINITIONS:

  PLC    Public Limited Company

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$775,447	$24,910	$—	$800,357

The notes to the financial statements are an integral part of this report.

4

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $996,840) (including securities loaned of $81,875)	$800,357
Receivables:
Investment securities sold	2,034
Shares sold	79
Interest	29
Income from loaned securities	121
Dividends	2,264
Dividend reclaims	1
804,885
Liabilities:
Investment securities purchased	1,577
Accounts payable and accrued liabilities:
Shares redeemed	959
Management and advisory fees	521
Service fees	6
Administration fees	13
Printing and shareholder reports	68
Payable for collateral for securities on loan	85,836
Other	44
89,024
Net Assets	$715,861

Net Assets Consist of:
Capital Stock ($.01 par value)	$479
Additional paid-in capital	821,859
Undistributed net investment income	33,777
Undistributed net realized gain from investment securities	56,229
Net unrealized depreciation on:
Investment securities	(196,483)
Net Assets	$715,861
Net Assets by Class:
Initial Class	$692,120
Service Class	23,741
Shares Outstanding:
Initial Class	46,358
Service Class	1,586
Net Asset Value and Offering Price Per Share:
Initial Class	$14.94
Service Class	14.97

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $185)	$13,811
Interest	131
Income from loaned securities-net	774
14,716
Expenses:
Management and advisory fees	3,334
Printing and shareholder reports	50
Custody fees	48
Administration fees	84
Legal fees	11
Audit fees	9
Trustees fees	10
Service fees:
Service Class	35
Other	6
Total expenses	3,587

Net Investment Income	11,129

Net Realized Loss from:
Investment securities	(21,906)

Net Decrease in Unrealized Depreciation on:
Investment securities	(160,542)

Net Realized and Unrealized Loss	(182,448)

Net Decrease In Net Assets Resulting from Operations	$(171,319)

The notes to the financial statements are an integral part of this report.

5

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$11,129	$22,689
Net realized loss from investment securities	(21,906)	78,095
Change in net unrealized depreciation on investment securities	(160,542)	(166,400)
	(171,319)	(65,616)
Distributions to Shareholders:
From net investment income:
Initial Class	—	(11,667)
Service Class	—	(318)
	—	(11,985)
From net realized gains:
Initial Class	—	(72,187)
Service Class	—	(2,397)
	—	(74,584)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	3,560	366,816
Service Class	2,589	9,749
	6,149	376,565
Dividends and distributions reinvested:
Initial Class	—	83,854
Service Class	—	2,715
	—	86,569
Cost of shares redeemed:
Initial Class	(93,038)	(150,771)
Service Class	(4,948)	(10,844)
	(97,986)	(161,615)
Net increase (decrease) in net assets from capital share transactions	(91,837)	301,519
Net increase (decrease) in net assets	(263,156)	149,334

Net Assets:
Beginning of year	979,017	829,683
End of period/year	$715,861	$979,017
Undistributed Net Investment Income	$33,777	$22,648

Share Activity:
Shares issued:
Initial Class	208	17,236
Service Class	149	460
	357	17,696
Shares issued-reinvested from distributions:
Initial Class	—	4,176
Service Class	—	134
	—	4,310
Shares redeemed:
Initial Class	(5,499)	(7,143)
Service Class	(292)	(521)
	(5,791)	(7,664)
Net increase (decrease) in shares outstanding:
Initial Class	(5,291)	14,269
Service Class	(143)	73
	(5,434)	14,342

The notes to the financial statements are an integral part of this report.

6

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

	Period ended		Initial Class Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003

Net Asset Value
Beginning of period	$18.34		$21.25	$20.57	$20.27	$17.56	$13.15
Investment Operations
Net investment income(a)	0.22		0.44	0.34	0.29	0.25	0.24
Net realized and unrealized gain (loss)	(3.62)		(1.63)	2.82	1.22	2.65	4.29
Total operations	(3.40)		(1.19)	3.16	1.51	2.90	4.53
Distributions
From net investment income	—		(0.24)	(0.34)	(0.20)	(0.19)	(0.12)
From net realized gains	—		(1.48)	(2.14)	(1.01)	—	—
Total distributions	—		(1.72)	(2.48)	(1.21)	(0.19)	(0.12)
Net Asset Value
End of period/year	$14.94		$18.34	$21.25	$20.57	$20.27	$17.56
Total Return(b)	(18.54	)%(c)	(6.28)%	16.50%	7.71%	16.70%	34.58%
Net Assets End of Period/Year (000’s)	$692,120		$947,185	$794,352	$721,176	$774,182	$459,102
Ratios and Supplemental Data
Expenses to average net assets	0.84	%(d)	0.82%	0.84%	0.85%	0.86%	0.88%
Net investment income, to average net assets	2.64	%(d)	2.11%	1.59%	1.43%	1.35%	1.63%
Portfolio turnover rate	26	%(c)	43%	40%	35%	32%	30%

For a share outstanding throughout each period

	Period ended		Service Class Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$18.41		$21.34	$20.66	$20.37	$17.65	$13.66
Investment Operations
Net investment income(a)	0.20		0.39	0.30	0.24	0.21	0.15
Net realized and unrealized gain (loss)	(3.64)		(1.64)	2.82	1.23	2.66	3.85
Total operations	(3.44)		(1.25)	3.12	1.47	2.87	4.00
Distributions
From net investment income	—		(0.20)	(0.30)	(0.17)	(0.15)	(0.01)
From net realized gains	—		(1.48)	(2.14)	(1.01)	—	—
Total distributions	—		(1.68)	(2.44)	(1.18)	(0.15)	(0.01)
Net Asset Value
End of period/year	$14.97		$18.41	$21.34	$20.66	$20.37	$17.65
Total Return(b)	(18.69	)%(c)	(6.54)%	16.20%	7.50%	16.39%	29.30	%(c)
Net Assets End of Period/Year (000’s)	$23,741		$31,832	$35,331	$23,622	$16,961	$2,271
Ratios and Supplemental Data
Expenses to average net assets	1.09	%(d)	1.07%	1.09%	1.10%	1.11%	1.13	%(d)
Net investment income, to average net assets	2.40	%(d)	1.85%	1.38%	1.18%	1.11%	1.34	%(d)
Portfolio turnover rate	26	%(c)	43%	40%	35%	32%	30	%(c)

(a) Per share information is calculated based on average number of shares outstanding.

(b) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c) Not annualized.

(d) Annualized.

The notes to the financial statements are an integral part of this report.

7

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.     ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Capital Guardian Value also changed its name to Transamerica Capital Guardian Value VP (“the Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Recaptured commissions during the period ended June 30, 2008 of $15 are included in net realized loss in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $224.

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.–(continued)

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.     RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2008:

	Net Assets	% of Net Assets

Transamerica Asset Allocation-Conservative VP	$20,663	2.89%
Transamerica Asset Allocation-Growth VP	88,145	12.31
Transamerica Asset Allocation-Moderate Growth VP	220,705	30.83
Transamerica Asset Allocation-Moderate VP	88,049	12.30
Total	$417,562	58.33%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $500 million	0.80%
Over $500 million up to $1 billion	0.775%
Over $1 billion up to $2 billion	0.65%
Over $2 billion	0.625%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.87% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008.  There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.–(continued)

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $33 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, and is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $10. As of June 30, 2008, payments made related to the Emeritus Plan were $21.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.    INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$214,108
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	300,063
U.S. Government	—

NOTE 4.     FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, basis adjustment on disposition.

NOTE 5.    ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

10

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Capital Guardian Value VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Capital Guardian Trust Company (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was below the median for its peer universe for the past 1- and 3-year periods, but in line with the median for the past 5-year period.  The Board further noted that they would be monitoring performance closely.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were above the median for its peer group but below the median for its peer universe.  The Board observed that the Fund’s sub-advisory fee schedule was renegotiated in 2007 and that breakpoints were provided for 2008.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Board further noted that breakpoints were added to the sub-advisory fee schedule for 2008, further reducing the sub-advisory fee.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

11

Transamerica Clarion Global Real Estate Securities VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning	Ending	Annualized	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period (a)

Initial Class
Actual	$1,000.00	$878.81	0.86%	$4.02
Hypothetical (b)	1,000.00	1,020.59	0.86	4.32

Service Class
Actual	1,000.00	877.74	1.11	5.18
Hypothetical (b)	1,000.00	1,019.34	1.11	5.57

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.6%)
Australia (9.9%)
CFS Retail Property Trust REIT	2,175,700	$3,863
Commonwealth Property Office Fund REIT	1,002,000	1,188
Dexus Property Group REIT	2,684,687	3,555
Goodman Group ‡	1,388,588	4,118
GPT Group REIT	1,423,397	3,032
ING Industrial Fund REIT	700,000	1,055
Macquarie Countrywide Trust REIT ^	1,156,013	998
Mirvac Group REIT	729,317	2,072
Stockland REIT	1,317,600	6,815
Westfield Group REIT	1,930,418	30,159
Austria (0.3%)
CA Immobilien Anlagen AG ‡	82,763	1,736
Belgium (0.3%)
Cofinimmo REIT	10,010	1,822
Bermuda (1.4%)
Hongkong Land Holdings, Ltd.	659,200	2,795
Kerry Properties, Ltd.	1,028,985	5,404
Brazil (0.5%)
BR Malls Participacoes SA ‡	292,100	2,791
Canada (1.9%)
Brookfield Properties Corp.	96,050	1,709
Calloway -144A REIT ‡	113,200	2,187
Canadian REIT	46,800	1,350
RioCan REIT	283,000	5,540
Cayman Islands (0.3%)
Shui On Land, Ltd.	1,752,200	1,458
Finland (0.8%)
Citycon OYJ ‡ ^ ¡	897,161	4,537
France (6.4%)
Gecina SA REIT	8,538	1,036
Klepierre REIT	43,205	2,178
Mercialys SA REIT	153,952	6,777
SILIC REIT	14,020	1,763
Unibail-Rodamco REIT	107,658	24,920
Germany (0.3%)
Deutsche Euroshop AG	50,880	1,949
Hong Kong (10.2%)
Cheung Kong Holdings, Ltd.	1,431,500	19,295
Hang Lung Group, Ltd.	1,247,152	5,542
Hang Lung Properties, Ltd.	1,728,000	5,540
Hysan Development Co., Ltd.	105,100	289
Link REIT	2,810,000	6,400
Sino Land Co.	2,317,100	4,606
Sun Hung KAI Properties, Ltd.	1,034,355	14,035
Wharf Holdings, Ltd.	674,525	2,824
Japan (13.6%)
Japan Logistics Fund, Inc. -Class A REIT	193	1,256
Japan Real Estate Investment Corp. -Class A REIT	752	7,945
Japan Retail Fund Investment Corp. -Class A REIT	331	1,911
Kenedix Realty Investment Corp. -Class A REIT	274	1,629
Mitsubishi Estate Co., Ltd.	1,203,400	27,586
Mitsui Fudosan Co., Ltd.	1,043,200	22,339
Nippon Accommodations Fund, Inc. -Class A REIT	136	622
Nippon Building Fund, Inc. -Class A REIT	683	8,054
NTT Urban Development Corp.	1,245	1,633
Sumitomo Realty & Development Co., Ltd.	253,900	5,054
Jersey, C.I. (0.2%)
Meinl European Land, Ltd. ‡	93,370	1,052
Netherlands (2.1%)
Corio NV REIT	123,270	9,639
Eurocommercial Properties NV REIT ¡	45,940	2,191
Singapore (2.8%)
Ascendas REIT ‡	2,054,700	3,342
Capitaland, Ltd. REIT	1,348,000	5,655
CapitaMall Trust REIT ‡	2,512,600	5,530
Macquarie Meag Prime -Class Trabajo share REIT ‡	1,710,700	1,297
Sweden (0.8%)
Hufvudstaden AB -Class A ^	468,890	4,521
Switzerland (0.8%)
PSP Swiss Property AG ‡	74,000	4,410
United Kingdom (6.5%)
British Land Co. PLC REIT	383,000	5,400
Brixton PLC REIT	219,700	1,052
Derwent London PLC REIT	100,110	2,008
Great Portland Estates PLC REIT	266,900	1,797
Hammerson PLC REIT	353,957	6,287
Land Securities Group PLC REIT	478,431	11,730
Liberty International PLC REIT	199,800	3,428
Safestore Holdings PLC £	1,111,405	3,279
Segro PLC REIT	299,300	2,344
United States (36.5%)
Acadia Realty Trust REIT	51,600	1,195
AMB Property Corp. REIT ^	68,200	3,436
AvalonBay Communities, Inc. REIT	64,460	5,747
BioMed Realty Trust, Inc. REIT	86,600	2,124
Boston Properties, Inc. REIT ^	160,000	14,435
BRE Properties, Inc. -Class A REIT ^	118,300	5,120
Corporate Office Properties Trust SBI MD REIT ^	51,950	1,783
Digital Realty Trust, Inc. REIT ^	32,900	1,346
Douglas Emmett, Inc. REIT	137,400	3,019
Equity Residential REIT ^	160,300	6,135
Essex Property Trust, Inc. REIT	54,500	5,804
Extra Space Storage, Inc. REIT ^	116,300	1,786
Federal Realty Investment Trust REIT ^	146,300	10,095

The notes to the financial statements are an integral part of this report.

2

	Shares	Value
United States (continued)
General Growth Properties, Inc. REIT ^	187,770	$6,578
Health Care Property Investors, Inc. REIT ^	150,312	4,781
Health Care, Inc. REIT ^	99,600	4,432
Highwoods Properties, Inc. REIT	96,700	3,038
Home Properties, Inc. REIT ^	71,600	3,441
Host Hotels & Resorts, Inc. REIT	602,223	8,220
Kilroy Realty Corp. REIT	26,800	1,260
Kimco Realty Corp. REIT ^	168,500	5,817
LaSalle Hotel Properties REIT	40,700	1,023
Liberty Property Trust REIT ^	129,625	4,297
Macerich Co. REIT	75,200	4,672
Nationwide Health Properties, Inc. REIT ^	151,800	4,780
Omega Healthcare Investors, Inc. REIT ^	145,300	2,419
Post Properties, Inc. REIT ^	17,700	527
ProLogis REIT ^	163,000	8,859
Public Storage, Inc. REIT ^	126,180	10,194
Regency Centers Corp. REIT ^	135,000	7,981
Simon Property Group, Inc. REIT	267,700	24,064
SL Green Realty Corp. REIT	33,700	2,788
Strategic Hotels & Resorts, Inc. REIT	112,200	1,051
Tanger Factory Outlet Centers REIT ^	133,200	4,786
Taubman Centers, Inc. REIT ^	99,400	4,836
UDR, Inc. REIT	216,600	4,847
Ventas, Inc. REIT ^	296,700	12,631
Vornado Realty Trust REIT	107,200	9,434
Total Common Stocks (cost $616,855)		547,110

	Principal
REPURCHASE AGREEMENT (2.1%)
United States (2.1%)
State Street Repurchase Agreement ° Δ 1.05%, dated 06/30/2008, to be repurchased at $11,805 on 07/01/2008	$11,805	11,805
Total Repurchase Agreement (cost $11,805)		11,805

	Contracts (•)
PURCHASED OPTION (0.7%)
Covered Call Option (0.7%)
Brascan Residential Properties	715,200	$3,862
Call Strike $0.00
Expires 10/22/2008
Total Purchased Option (cost $5,035)		3,862

	Shares
INVESTMENT COMPANY (0.3%)
Luxembourg (0.3%)
ProLogis European Properties	119,245	1,704
Total Investment Company (cost $1,631)		1,704

WARRANTS (0.5%)
Australia (0.5%)
Unitech Ltd.
Expiration: 05/29/2013,	705,200	2,807
Exercise Price: $0.00
Hong Kong (0.0%)
China Overseas Land & Investment, Ltd.
Expiration: 08/27/2008,	101,583	14
Exercise Price: $12.50
Total Warrants (cost $4,343)		2,821
SECURITIES LENDING COLLATERAL (16.3%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% ° €	93,565	93,565
Total Securities Lending Collateral (cost $93,565)		93,565

Total Investment Securities (cost $733,234) #		$660,867

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $90,808.
¡	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
Δ

Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61% and maturity date of 01/23/2009, respectively, and with a market value plus accrued interest of $12,045.

€	Interest rate shown reflects the yield at June 30, 2008.
£	Illiquid. These securities aggregated to $3,279 or 0.57% of the Fund’s net assets.
•	Contract amounts are not in thousands.
#

Aggregate cost for federal income tax purposes is $733,234. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $14,071 and $86,438, respectively. Net unrealized depreciation for tax purposes is $72,367.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities aggregated to $2,187 or 0.38% of the Fund’s net assets.

REIT	Real Estate Investment Trust
SBI	Shares of Beneficial Interest
PLC	Public Limited Company

The notes to the financial statements are an integral part of this report.

3

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$645,200	$15,667	$—	$660,867

The notes to the financial statements are an integral part of this report.

4

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $733,234) (including securities loaned of $90,808)	$660,867
Foreign currency (cost: $209)	209
Receivables:
Investment securities sold	6,268
Shares sold	102
Interest	6
Income from loaned securities	23
Dividends	2,362
Dividend reclaims	72
669,909
Liabilities:
Investment securities purchased	3,105
Accounts payable and accrued liabilities:
Shares redeemed	574
Management and advisory fees	400
Service fees	7
Administration fees	10
Printing and shareholder reports	76
Payable for collateral for securities on loan	93,565
Other	126
97,863
Net Assets	$572,046

Net Assets Consist of:
Capital Stock ($.01 par value)	$331
Additional paid-in capital	499,490
Undistributed net investment income	2,596
Undistributed net realized gain from investment securities and foreign currency transactions	141,973
Net unrealized depreciation on:
Investment securities	(72,367)
Translation of assets and liabilities denominated in foreign currencies	23
Net Assets	$572,046
Net Assets by Class:
Initial Class	$542,110
Service Class	29,936
Shares Outstanding:
Initial Class	31,407
Service Class	1,696
Net Asset Value and Offering Price Per Share:
Initial Class	$17.26
Service Class	17.66

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $1,008)	$15,518
Interest	91
Income from loaned securities-net	203
15,812
Expenses:
Management and advisory fees	2,433
Printing and shareholder reports	20
Custody fees	188
Administration fees	63
Legal fees	8
Audit fees	9
Trustees fees	8
Service fees:
Service Class	43
Other	4
Total expenses	2,776

Net Investment Income	13,036

Net Realized Loss from:
Investment securities	(10,288)
Foreign currency transactions	(484)
(10,772)
Net Decrease in Unrealized Depreciation on:
Investment securities	(85,325)
Translation of assets and liabilities denominated in foreign currencies	9
(85,316)

Net Realized and Unrealized Loss	(96,088)

Net Decrease In Net Assets Resulting from Operations	$(83,052)

The notes to the financial statements are an integral part of this report.

5

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008	December 31,
	(unaudited)	2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$13,036	$12,892
Net realized gain (loss) from investment securities and foreign currency transactions	(10,772)	174,806
Change in net unrealized depreciation on investment securities and foreign currency translation	(85,316)	(239,585)
	(83,052)	(51,887)
Distributions to Shareholders:
From net investment income:
Initial Class	—	(53,142)
Service Class	—	(3,186)
	—	(56,328)
From net realized gains:
Initial Class	—	(53,946)
Service Class	—	(3,323)
	—	(57,269)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	17,650	110,779
Service Class	3,355	21,510
	21,005	132,289
Dividends and distributions reinvested:
Initial Class	—	107,088
Service Class	—	6,509
	—	113,597
Cost of shares redeemed:
Initial Class	(64,598)	(317,863)
Service Class	(9,881)	(29,377)
	(74,479)	(347,240)
Net decrease in net assets from capital share transactions	(53,474)	(101,354)
Net decrease in net assets	(136,526)	(266,838)

Net Assets:
Beginning of year	708,572	975,410
End of period/year	$572,046	$708,572
Undistributed (Accumulated) Net Investment Income (Loss)	$2,596	$(10,440)

Share Activity:
Shares issued:
Initial Class	930	4,499
Service Class	173	840
	1,103	5,339
Shares issued-reinvested from distributions:
Initial Class	—	5,077
Service Class	—	301
	—	5,378
Shares redeemed:
Initial Class	(3,501)	(13,181)
Service Class	(526)	(1,218)
	(4,027)	(14,399)
Net decrease in shares outstanding:
Initial Class	(2,571)	(3,605)
Service Class	(353)	(77)
	(2,924)	(3,682)

The notes to the financial statements are an integral part of this report.

6

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$19.64		$24.54	$19.77	$19.15	$15.08	$11.41
Investment Operations
Net investment income(a)	0.28		0.36	0.35	0.27	0.43	0.51
Net realized and unrealized gain (loss)	(2.66)		(1.77)	7.45	2.20	4.35	3.51
Total operations	(2.38)		(1.41)	7.80	2.47	4.78	4.02
Distributions
From net investment income	—		(1.73)	(0.33)	(0.32)	(0.36)	(0.29)
From net realized gains	—		(1.76)	(2.70)	(1.53)	(0.35)	(0.06)
Total distributions	—		(3.49)	(3.03)	(1.85)	(0.71)	(0.35)
Net Asset Value
End of period/year	$17.26		$19.64	$24.54	$19.77	$19.15	$15.08
Total Return(b)	(12.12	)%(c)	(6.70)%	42.27%	13.47%	32.86%	35.74%
Net Assets End of Period/Year (000’s)	$542,110		$667,356	$922,134	$599,134	$396,224	$213,159
Ratios and Supplemental Data
Expenses to average net assets	0.86	%(d)	0.84%	0.84%	0.86%	0.86%	0.87%
Net investment income, to average net assets	2.98	%(d)	1.51%	1.59%	1.41%	2.62%	3.96%
Portfolio turnover rate	24	%(c)	60%	44%	103%	69%	78%

For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$20.12		$25.06	$20.16	$19.53	$15.37	$12.00
Investment Operations
Net investment income(a)	0.26		0.31	0.32	0.23	0.47	0.33
Net realized and unrealized gain (loss)	(2.72)		(1.80)	7.58	2.23	4.36	3.13
Total operations	(2.46)		(1.49)	7.90	2.46	4.83	3.46
Distributions
From net investment income	—		(1.69)	(0.30)	(0.30)	(0.32)	(0.03)
From net realized gains	—		(1.76)	(2.70)	(1.53)	(0.35)	(0.06)
Total distributions	—		(3.45)	(3.00)	(1.83)	(0.67)	(0.09)
Net Asset Value
End of period/year	$17.66		$20.12	$25.06	$20.16	$19.53	$15.37
Total Return(b)	(12.23	)%(c)	(6.91)%	41.91%	13.18%	32.50%	28.90	%(c)
Net Assets End of Period/Year (000’s)	$29,936		$41,216	$53,276	$24,618	$11,771	$1,072
Ratios and Supplemental Data
Expenses to average net assets	1.11	%(d)	1.09%	1.09%	1.11%	1.11%	1.13	%(d)
Net investment income, to average net assets	2.73	%(d)	1.26%	1.39%	1.21%	2.77%	3.52	%(d)
Portfolio turnover rate	24	%(c)	60%	44%	103%	69%	78	%(c)

(a)  Per share information is calculated based on average number of shares outstanding.

(b) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)  Not annualized.

(d) Annualized.

The notes to the financial statements are an integral part of this report.

7

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.           ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Clarion Global Real Estate Securities also changed its name to Transamerica Clarion Global Real Estate Securities VP (the “Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Recaptured commissions during the period ended June 30, 2008 of $52 are included in net realized gain (loss) in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short-term, interest-bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. – (continued)

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $61.

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Since the Fund invests primarily in real estate securities, the net asset value per share may fluctuate more widely than the value of shares of a fund that invests in a broad range of industries.

Dividend income, if any, is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser.  Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent.  Transamerica Capital, Inc.  (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2008:

	Net	% of Net
	Assets	Assets

Transamerica Asset Allocation-Conservative VP	$16,810	2.94%
Transamerica Asset Allocation-Growth VP	60,639	10.60
Transamerica Asset Allocation-Moderate Growth VP	153,723	26.87
Transamerica Asset Allocation-Moderate VP	72,316	12.64
Transamerica Int’l Moderate Growth Fund VP	16,017	2.80
Total	$319,505	55.85%

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2. – (continued)

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $250 million	0.80%
Over $250 million up to $500 million	0.775%
Over $500 million up to $1 billion	0.70%
Over $1 billion	0.65%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008. There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses, or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST.

The pro rata liability to the Fund of all deferred fees in the Plan amounted to $26 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, and is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $10. As of June 30, 2008, payments made related to the Emeritus Plan were $19.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

10

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$152,572
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	206,548
U.S. Government	—

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, post October currency loss deferrals, passive foreign investment companies, and foreign currency transactions.

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

11

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Clarion Global Real Estate Securities VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and ING Clarion Real Estate Securities, L.P. (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was strong compared to its peer universe for the past 1-, 3- and 5-year periods, however the Board did observe that the 5-year record reflects a more narrow strategy of investing primarily in domestic real estate.  The Board also noted that the Fund’s modification of its mandate in late 2005 to include international real estate securities, a segment of the market that has performed extremely well over the past several years, has resulted in lower volatility and improved performance for the Fund.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were in line with the medians for its peer group and peer universe and that the total expenses of the Fund were in line with the median for its peer group and below the median for its peer universe.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

12

Transamerica Convertible Securities VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at  January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$922.27	0.82%	$3.92
Hypothetical (b)	1,000.00	1,020.79	0.82	4.12

Service Class
Actual	1,000.00	921.90	1.07	5.11
Hypothetical (b)	1,000.00	1,019.54	1.07	5.37

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (9.7%)
Capital Markets (3.5%)
Credit Suisse, Inc., 5.50% r	65,090	$4,977
Lehman Brothers Holdings, Inc., 8.75% r	5,475	4,154
Chemicals (1.9%)
Celanese Corp., 4.25% ^ r	86,465	5,029
Food Products (1.8%)
Archer-Daniels-Midland Co., 6.25% r	105,000	4,603
Insurance (1.6%)
MetLife, Inc., 6.38% r	162,380	4,283
Oil, Gas & Consumable Fuels (0.9%)
Dune Energy, Inc., 10.00% -144A r	2,886	2,406
Total Convertible Preferred Stocks (cost $23,701)		25,452

	Principal
CONVERTIBLE BONDS (82.2%)
Aerospace & Defense (5.9%)
Alliant Techsystems, Inc.
2.75%, due 02/15/2024 ^	$6,005	7,972
Lockheed Martin Corp.
2.43%, due 08/15/2033 *	5,500	7,479
Beverages (2.9%)
Molson Coors Brewing Co.
2.50%, due 07/30/2013	6,350	7,723
Biotechnology (3.4%)
Gilead Sciences, Inc.
0.63%, due 05/01/2013	5,950	8,806
Capital Markets (7.4%)
BlackRock, Inc.
2.63%, due 02/15/2035	2,893	5,164
Citigroup Funding, Inc.
0.25%, due 02/09/2015	8,200	6,965
Eksportfinans
0.25%, due 07/30/2014	8,216	7,173
Commercial Banks (6.1%)
Deutsche Bank AG -144A
16.58%, due 10/03/2009 § q	123	9,358
Wachovia Bank NA
22.80%, due 09/02/2008 § q	7,000	6,135
Commercial Services & Supplies (1.6%)
Covanta Holding Corp.
1.00%, due 02/01/2027	4,053	4,301
Computers & Peripherals (3.5%)
EMC Corp.
1.75%, due 12/01/2013	8,075	9,216
Diversified Financial Services (6.5%)
Allegro Investment Corp. SA -144A
0.25%, due 06/06/2017	5,661	5,774
NASDAQ Omx Group -144A
2.50%, due 08/15/2013	6,190	5,377
WMT Debt Exchangeable Trust -144A
0.25%, due 05/02/2013 §	592	5,722
Electrical Equipment (2.0%)
Sunpower Corp.
1.25%, due 02/15/2027	3,748	5,350
Electronic Equipment & Instruments (2.6%)
Itron, Inc.
2.50%, due 08/01/2026	4,150	6,728
Energy Equipment & Services (8.5%)
Core Laboratories, LP
0.25%, due 10/31/2011 ^	4,748	7,437
Schlumberger, Ltd.
2.13%, due 06/01/2023	2,440	6,585
Transocean, Inc.
1.50%, due 12/15/2037	7,100	8,076
Food & Staples Retailing (2.6%)
Costco Wholesale Corp.
Zero Coupon, due 08/19/2017	4,270	6,800
Health Care Equipment & Supplies (4.7%)
Hologic, Inc.
2.00%, due 12/15/2037	7,900	6,676
Kinetic Concepts, Inc. -144A
3.25%, due 04/15/2015	5,485	5,560
Media (1.7%)
Lamar Advertising Co. -Class B
2.88%, due 12/31/2010 ^	4,600	4,531
Oil, Gas & Consumable Fuels (3.5%)
Chesapeake Energy Corp.
2.50%, due 05/15/2037 ^	5,155	9,144
Pharmaceuticals (2.5%)
Allergan, Inc.
1.50%, due 04/01/2026	6,120	6,449
Road & Rail (4.1%)
CSX Corp.
Zero Coupon, due 10/30/2021	4,815	10,725
Software (5.6%)
Informatica Corp.
3.00%, due 03/15/2026	6,315	6,449
Macrovision Solutions Corp.
2.63%, due 08/15/2011	6,450	5,740
Nuance Communications, Inc.
2.75%, due 08/15/2027	2,300	2,447
Specialty Retail (2.3%)
Penske Auto Group, Inc.
3.50%, due 04/01/2026 ^	6,440	5,973
Wireless Telecommunication Services (4.8%)
NII Holdings, Inc.
2.75%, due 08/15/2025	1,490	1,736
3.13%, due 06/15/2012 -144A	4,188	3,528
SBA Communications Corp. -144A
1.88%, due 05/01/2013	7,000	7,206
Total Convertible Bonds (cost $204,675)		214,305

The notes to the financial statements are an integral part of this report.

2

	Principal	Value
REVERSE CONVERTIBLE BONDS (5.4%)
Commercial Banks (1.8%)
Credit Suisse, Inc.
13.00%, due 08/01/2008	$195	$5,035
Business Credit Institutions (3.6%)
Goldman Sachs Group, Inc.
17.65%, due 12/05/2008 §	55	9,524
Total Reverse Convertible Bonds (cost $17,146)		14,559

REPURCHASE AGREEMENT (2.5%)
State Street Repurchase Agreement  °
1.05%, dated 06/30/2008 to be repurchased at $6,512 on 07/01/2008	6,512	6,512
Total Repurchase Agreement (cost $6,512)		6,512

	Shares
SECURITIES LENDING COLLATERAL (5.9%)
State Street Navigator Securities Lending Trust – Prime Portfolio, 2.66% r °	15,464	15,464
Total Securities Lending Collateral (cost $15,464)		15,464

Total Investment Securities (cost $267,498) #		$276,292

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $15,079.
*	Floating or variable rate note.
r	Interest rate shown reflects the yield at June 30, 2008.


Repurchase agreement excluding collateral for securities on loan is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.88% and maturity date of 04/30/2010, respectively, and with a market value plus accrued interest of $6,646.

°	State Street Bank & Trust serves as the accounting, custody and lending agent for the Fund and provides various services on behalf of the Fund.
q

Synthetic convertibles are a debt and warrant package structured to resemble a traditional convertible debt issue. The components of the package may be separable, unlike traditional convertibles, or they may be in the form of an equity-linked note.

§	Illiquid. These securities aggregated to $30,739 or 11.76% of the Fund’s net assets.
#

Aggregate cost for federal income tax purposes is $267,498. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $24,018 and $15,224, respectively. Net unrealized appreciation for tax purposes is $8,794.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities aggregated to $44,931 or 17.19% of the Fund’s net assets.

LP	Limited Partnership

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$40,916	$235,376	$—	$276,292

3

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $267,498) (including securities loaned of $15,079)	$276,292
Receivables:
Shares sold	94
Interest	878
Income from loaned securities	6
277,270
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	263
Management and advisory fees	171
Service fees	3
Administration fees	5
Printing and shareholder reports	20
Payable for collateral for securities on loan	15,464
Other	41
15,967
Net Assets	$261,303

Net Assets Consist of:
Capital Stock ($.01 par value)	$227
Additional paid-in capital	188,566
Undistributed net investment income	5,875
Undistributed net realized gain from investment securities	57,841
Net unrealized appreciation on:
Investment securities	8,794
Net Assets	$261,303
Net Assets by Class:
Initial Class	$247,101
Service Class	14,202
Shares Outstanding:
Initial Class	21,463
Service Class	1,241
Net Asset Value and Offering Price Per Share:
Initial Class	$11.51
Service Class	11.45

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends	$1,061
Interest	1,799
Income from loaned securities-net	20
2,880
Expenses:
Management and advisory fees	996
Printing and shareholder reports	16
Custody fees	34
Administration fees	27
Legal fees	4
Audit fees	9
Trustees fees	3
Service fees:
Service Class	20
Other	2
Total expenses	1,111

Net Investment Income	1,769

Net Realized Gain from:
Investment securities	8,979

Net Decrease in Unrealized Depreciation on:
Investment securities	(33,226)

Net Realized and Unrealized Loss	(24,247)

Net Decrease In Net Assets Resulting from Operations	$(22,478)

The notes to the financial statements are an integral part of this report.

4

STATEMENT OF CHANGES IN NET ASSETS

For the period of year ended

(all amounts in thousands)

	June 30, 2008	December 31,
	(unaudited)	2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,769	$4,104
Net realized gain from investment securities	8,979	48,868
Change in net unrealized depreciation on investment securities	(33,226)	(1,847)
	(22,478)	51,125
Distributions to Shareholders:
From net investment income:
Initial Class	—	(4,951)
Service Class	—	(296)
	—	(5,247)
From net realized gains:
Initial Class	—	(25,852)
Service Class	—	(1,708)
	—	(27,560)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	19,899	46,978
Service Class	2,884	5,468
	22,783	52,446
Dividends and distributions reinvested:
Initial Class	—	30,803
Service Class	—	2,005
	—	32,808
Cost of shares redeemed:
Initial Class	(22,003)	(255,112)
Service Class	(5,374)	(4,002)
	(27,377)	(259,114)
Net decrease in net assets from capital share transactions	(4,594)	(173,860)
Net decrease in net assets	(27,072)	(155,542)

Net Assets:
Beginning of year	288,375	443,917
End of period/year	$261,303	$288,375
Undistributed Net Investment Income	$5,875	$4,106

Share Activity:
Shares issued:
Initial Class	1,698	3,762
Service Class	246	437
	1,944	4,199
Shares issued-reinvested from distributions:
Initial Class	—	2,709
Service Class	—	177
	—	2,886
Shares redeemed:
Initial Class	(1,889)	(20,563)
Service Class	(467)	(326)
	(2,356)	(20,889)
Net decrease in shares outstanding:
Initial Class	(191)	(14,092)
Service Class	(221)	288
	(412)	(13,804)

The notes to the financial statements are an integral part of this report.

5

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

	Period ended		Initial Class Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$12.48		$12.03	$11.20	$12.24	$11.51	$9.32
Investment Operations
Net investment income(a)	0.08		0.16	0.15	0.22	0.24	0.31
Net realized and unrealized gain (loss)	(1.05)		1.91	1.05	0.19	1.16	1.89
Total operations	(0.97)		2.07	1.20	0.41	1.40	2.20
Distributions
From net investment income	—		(0.26)	(0.19)	(0.27)	(0.23)	(0.01)
From net realized gains	—		(1.36)	(0.18)	(1.18)	(0.44)	—
Total distributions	—		(1.62)	(0.37)	(1.45)	(0.67)	(0.01)
Net Asset Value
End of period/year	$11.51		$12.48	$12.03	$11.20	$12.24	$11.51
Total Return(b)	(7.77	)%(c)	18.63%	10.90%	3.88%	13.18%	23.66%
Net Assets End of Period/Year (000’s)	$247,101		$270,218	$429,852	$314,353	$351,386	$380,387
Ratios and Supplemental Data
Expenses to average net assets	0.82	%(d)	0.79%	0.78%	0.79%	0.84%	0.84%
Net investment income, to average net assets	1.34	%(d)	1.30%	1.26%	1.95%	2.04%	2.88%
Portfolio turnover rate	40	%(c)	79%	64%	85%	138%	139%

For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$12.42		$11.98	$11.17	$12.24	$11.50	$9.86
Investment Operations
Net investment income(a)	0.06		0.13	0.12	0.19	0.20	0.18
Net realized and unrealized gain (loss)	(1.03)		1.91	1.04	0.18	1.18	1.46
Total operations	(0.97)		2.04	1.16	0.37	1.38	1.64
Distributions
From net investment income	—		(0.24)	(0.17)	(0.26)	(0.20)	—
From net realized gains	—		(1.36)	(0.18)	(1.18)	(0.44)	—
Total distributions	—		(1.60)	(0.35)	(1.44)	(0.64)	—
Net Asset Value
End of period/year	$11.45		$12.42	$11.98	$11.17	$12.24	$11.50
Total Return(b)	(7.81	)%(c)	18.29%	10.65%	3.54%	12.99%	16.69	%(c)
Net Assets End of Period/Year (000’s)	$14,202		$18,157	$14,065	$10,710	$6,006	$883
Ratios and Supplemental Data
Expenses to average net assets	1.07	%(d)	1.04%	1.03%	1.04%	1.10%	1.09	%(d)
Net investment income, to average net assets	1.08	%(d)	1.02%	1.01%	1.65%	1.72%	2.41	%(d)
Portfolio turnover rate	40	%(c)	79%	64%	85%	138%	139	%(c)

(a)               Per share information is calculated based on average number of shares outstanding.

(b)              Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)               Not annualized.

(d)              Annualized.

The notes to the financial statements are an integral part of this report.

6

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.                    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Transamerica Convertible Securities also changed its name to Transamerica Convertible Securities VP (“The Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

There were no recaptured commissions during the period ended June 30, 2008.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short-term, interest-bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $5.

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

7

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.— (continued)

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Management, LLC (‘TIM”) is both and affiliate of the Fund and a sub-adviser of the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2008:

	Net Assets	% of Net Assets

Transamerica Asset Allocation-Conservative VP	$34,443	13.18%
Transamerica Asset Allocation-Moderate Growth VP	65,645	25.12
Transamerica Asset Allocation-Moderate VP	71,268	27.28
Total	$171,356	65.58%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $250 million	0.75%
Over $250 million	0.70%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.25% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008. There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s initial class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.— (continued)

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST.

The pro rata liability to the Fund of all deferred fees in the Plan amounted to $12 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $5. As of June 30, 2008, payments made related to the Emeritus Plan were $12.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$103,621
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	128,292
U.S. Government	—

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, and post October loss deferrals.

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

9

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Convertible Securities VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was strong compared to its peer universe over the past 1- and 3-year periods and was above the median for the past 5-year period.  The Trustees considered that the Fund’s risk/reward profile is well above median, indicating attractive returns commensurate with the risk taken.  The Board also noted that the Lipper peer universe may not reflect all the characteristics of funds that management believes are the peers of the Fund.  As a result, the Board considered other rankings as part of its assessment of the Fund’s performance.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were below the median for its peer group but in line with its peer universe and that the total expenses of the Fund were at the median for its peer group and below the median for its peer universe.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that despite a flat sub-advisory fee schedule, TAM offers breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

10

Transamerica Equity VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$840.48	0.75%	$3.43
Hypothetical (b)	1,000.00	1,021.13	0.75	3.77

Service Class
Actual	1,000.00	839.45	1.00	4.57
Hypothetical (b)	1,000.00	1,019.89	1.00	5.02

(a)    Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)    5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.2%)
Aerospace & Defense (5.6%)
Boeing Co.	880,000	$57,834
Raytheon Co.	1,400,000	78,792
Air Freight & Logistics (3.2%)
Expeditors International of Washington, Inc.	1,798,210	77,323
Auto Components (4.9%)
BorgWarner, Inc.	1,000,000	44,380
Johnson Controls, Inc.	2,560,000	73,421
Automobiles (2.6%)
Daimler AG ^	1,030,000	63,520
Biotechnology (4.2%)
Gilead Sciences, Inc. ‡	1,910,000	101,134
Capital Markets (3.0%)
State Street Corp. °	380,000	24,316
T. Rowe Price Group, Inc.	880,000	49,694
Chemicals (9.2%)
Ecolab, Inc.	1,130,000	48,578
Praxair, Inc.	1,220,000	114,973
Sigma-Aldrich Corp.	1,100,000	59,246
Communications Equipment (7.9%)
Qualcomm, Inc.	1,525,000	67,664
Research In Motion, Ltd. ‡	1,050,000	122,745
Computers & Peripherals (6.7%)
Apple, Inc. ‡	970,000	162,417
Construction & Engineering (5.5%)
Jacobs Engineering Group, Inc. ‡	1,650,000	133,155
Consumer Finance (1.8%)
American Express Co.	1,140,000	42,944
Diversified Financial Services (2.1%)
CME Group, Inc. -Class A ^	133,000	50,964
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	1,650,000	55,588
Electronic Equipment & Instruments (3.6%)
Tyco Electronics, Ltd.	2,460,000	88,117
Energy Equipment & Services (2.8%)
Schlumberger, Ltd.	640,000	68,755
Health Care Equipment & Supplies (4.6%)
Becton Dickinson & Co.	570,000	46,341
Varian Medical Systems, Inc. ‡	1,250,000	64,812
Industrial Conglomerates (2.7%)
General Electric Co.	2,500,000	66,725
Insurance (1.0%)
American International Group, Inc.	885,000	23,417
Internet & Catalog Retail (2.2%)
Amazon.com, Inc. ‡	720,000	52,798
Internet Software & Services (4.4%)
Google, Inc. -Class A ‡	202,000	106,337
Machinery (6.3%)
Caterpillar, Inc.	1,175,000	86,739
PACCAR, Inc.	1,600,000	66,928
Multiline Retail (2.0%)
Nordstrom, Inc. ^	1,600,000	48,480
Oil, Gas & Consumable Fuels (1.8%)
Petroleo Brasileiro SA, ADR	600,000	42,498
Pharmaceuticals (2.0%)
Allergan, Inc.	913,000	47,522
Road & Rail (1.5%)
Union Pacific Corp.	490,000	36,995
Software (3.0%)
Electronic Arts, Inc. ‡	1,665,000	73,976
Total Common Stocks (cost $2,146,646)		2,349,128

	Principal
REPURCHASE AGREEMENT (3.2%)
State Street Repurchase Agreement  °
1.05%, dated 06/30/2008, to be repurchased at $77,323 on 07/01/2008	$77,321	77,321
Total Repurchase Agreement (cost $77,321)		77,321

	Shares
SECURITIES LENDING COLLATERAL (2.2%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% r °	54,740	54,740
Total Securities Lending Collateral (cost $54,740)		54,740

Total Investment Securities (cost $2,278,707) #		$2,481,189

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $52,353.


Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging between 2.61% and 2.88% and maturity dates ranging between 01/23/2009 and 04/30/2010, respectively, and with a market value plus accrued interest of $78,871.

°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
r	Interest rate shown reflects the yield at June 30, 2008.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $2,278,707. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $484,468 and $281,986, respectively. Net unrealized appreciation for tax purposes is $202,482.

DEFINITIONS:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

2

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$2,403,868	$77,321	$—	$2,481,189

The notes to the financial statements are an integral part of this report.

3

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $2,278,707) (including securities loaned of $52,353)	$2,481,189
Receivables:
Shares sold	223
Interest	5
Income from loaned securities	21
Dividends	1,751
Dividend reclaims	23
2,483,212
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	1,930
Management and advisory fees	1,558
Service fees	12
Administration fees	44
Printing and shareholder reports	339
Payable for collateral for securities on loan	54,740
Other	120
58,743
Net Assets	$2,424,469

Net Assets Consist of:
Capital Stock ($.01 par value)	$998
Additional paid-in capital	2,351,129
Undistributed net investment income	11,703
Accumulated net realized loss from investment securities	(141,846)
Net unrealized appreciation on:
Investment securities	202,482
Translation of assets and liabilities denominated in foreign currencies	3
Net Assets	$2,424,469
Net Assets by Class:
Initial Class	$2,371,226
Service Class	53,243
Shares Outstanding:
Initial Class	97,609
Service Class	2,219
Net Asset Value and Offering Price Per Share:
Initial Class	$24.29
Service Class	24.00

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $3)	$15,709
Interest	216
Income from loaned securities-net	401
16,326

Expenses:
Management and advisory fees	9,243
Printing and shareholder reports	69
Custody fees	128
Administration fees	262
Legal fees	35
Audit fees	9
Trustees fees	32
Service fees:
Service Class	73
Other	17
Total expenses	9,868

Net Investment Income	6,458

Net Realized Gain from:
Investment securities	45,099

Net Decrease in Unrealized Depreciation on:
Investment securities	(525,257)
Translation of assets and liabilities denominated in foreign currencies	1
(525,256)

Net Realized and Unrealized Loss	(480,157)

Net Decrease In Net Assets Resulting from Operations	$(473,699)

The notes to the financial statements are an integral part of this report.

4

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$6,458	$5,234
Net realized gain from investment securities	45,099	424,536
Change in net unrealized appreciation (depreciation) on investment securities	(525,256)	27,127
	(473,699)	456,897
Distributions to Shareholders:
From net investment income:
Initial Class	—	(666)
	—	(666)
From net realized gains:
Initial Class	—	(117,292)
Service Class	—	(2,784)
	—	(120,076)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	77,061	117,201
Service Class	4,915	9,439
	81,976	126,640
Dividends and distributions reinvested:
Initial Class	—	117,958
Service Class	—	2,784
	—	120,742
Cost of shares redeemed:
Initial Class	(181,378)	(950,077)
Service Class	(10,351)	(14,437)
	(191,729)	(964,514)
Net decrease in net assets from capital share transactions	(109,753)	(717,132)
Net decrease in net assets	(583,452)	(380,977)

Net Assets:
Beginning of year	3,007,921	3,388,898
End of period/year	$2,424,469	$3,007,921
Undistributed Net Investment Income	$11,703	$5,245

Share Activity:
Shares issued:
Initial Class	2,949	4,285
Service Class	189	349
	3,138	4,634
Shares issued-reinvested from distributions:
Initial Class	—	4,468
Service Class	—	107
	—	4,575
Shares redeemed:
Initial Class	(6,993)	(35,215)
Service Class	(408)	(533)
	(7,401)	(35,748)
Net decrease in shares outstanding:
Initial Class	(4,044)	(26,462)
Service Class	(219)	(77)
	(4,263)	(26,539)

The notes to the financial statements are an integral part of this report.

5

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$28.90		$25.95	$23.87	$20.88	$18.03	$13.74
Investment Operations
Net investment income (loss)(a)	0.06		0.05	0.01	(0.02)	0.09	(0.02)
Net realized and unrealized gain (loss)	(4.67)		4.07	2.07	3.43	2.76	4.31
Total operations	(4.61)		4.12	2.08	3.41	2.85	4.29
Distributions
From net investment income	—		(0.01)	—	(0.08)	—	—
From net realized gains	—		(1.16)	—	(0.34)	—	—
Total distributions	—		(1.17)	—	(0.42)	—	—
Net Asset Value
End of period/year	$24.29		$28.90	$25.95	$23.87	$20.88	$18.03
Total Return(b)	(15.95	)%(c)	16.29%	8.71%	16.54%	15.81%	31.22%
Net Assets End of Period/Year (000’s)	$2,371,226		$2,938,220	$3,324,168	$1,670,310	$1,229,731	$640,555
Ratios and Supplemental Data
Expenses to average net assets	0.75	%(d)	0.76%	0.77%	0.80%	0.81%	0.78%
Net investment income (loss), to average net assets	0.50	%(d)	0.18%	0.04%	(0.10)%	0.48%	(0.11)%
Portfolio turnover rate	16	%(c)	38%	47%	34%	69%	19%

For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$28.59		$25.73	$23.73	$20.80	$17.99	$14.68
Investment Operations
Net investment income (loss)(a)	0.03		(0.02)	(0.05)	(0.07)	0.09	(0.04)
Net realized and unrealized gain (loss)	(4.62)		4.04	2.05	3.40	2.72	3.35
Total operations	(4.59)		4.02	2.00	3.33	2.81	3.31
Distributions
From net investment income	—		—	—	(0.06)	—	—
From net realized gains	—		(1.16)	—	(0.34)	—	—
Total distributions	—		(1.16)	—	(0.40)	—	—
Net Asset Value
End of period/year	$24.00		$28.59	$25.73	$23.73	$20.80	$17.99
Total Return(b)	(16.06	)%(c)	16.04%	8.38%	16.28%	15.62%	22.55	%(c)
Net Assets End of Period/Year (000’s)	$53,243		$69,701	$64,730	$37,784	$18,159	$1,600
Ratios and Supplemental Data
Expenses to average net assets	1.00	%(d)	1.01%	1.02%	1.05%	1.08%	1.05	%(d)
Net investment income (loss), to average net assets	0.25	%(d)	(0.07)%	(0.22)%	(0.35)%	0.49%	(0.34	)%(d)
Portfolio turnover rate	16	%(c)	38%	47%	34%	69%	19	%(c)

(a)               Per share information is calculated based on average number of shares outstanding.

(b)              Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)               Not annualized.

(d)              Annualized.

(a)               Per share information is calculated based on average number of shares outstanding.

The notes to the financial statements are an integral part of this report.

6

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.                    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Transamerica Equity also changed its name to Transamerica Equity VP (“the Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Recaptured commissions during the period ended June 30, 2008 of $90 are included in net realized gain in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short-term, interest-bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $108.

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

7

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.–(continued)

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Management, LLC (“TIM”) is an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

The following schedule reflects the percentage of Fund Assets owned by affiliated investment companies at June 30, 2008:

	Net Assets	% of Net Assets

Transamerica Asset Allocation-Conservative VP	$33,112	1.37%
Transamerica Asset Allocation-Growth VP	98,955	4.08
Transamerica Asset Allocation-Moderate Growth VP	283,789	11.70
Transamerica Asset Allocation-Moderate VP	123,543	5.10
Total	$539,399	22.25%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $500 million	0.75%
Over $500 million up to $2.5 billion	0.70%
Over $2.5 billion	0.65%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.85% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008 There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.–(continued)

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $111 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary).

Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $52. As of June 30, 2008, payments made related to the Emeritus Plan were $94.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008  were as follows:

Purchases of securities:
Long-term	$413,805
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	560,290
U.S. Government	—

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, return of capital, capital loss carryforwards and foreign currency transactions.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available Through
$176,103	December 31, 2008
$19,818	December 31, 2009
$81,035	December 31, 2010

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

10

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Equity VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was above the median for its peer universe for the past 1-and 5-year periods and strong compared to its peer universe for the past 3-year period.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were in line with the median for its peer group and above the median for its peer universe and that the total expenses of the Fund were in line with the median for its peer group and below the median for its peer universe.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

11

Transamerica Equity II VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$846.90	0.30%	$1.38
Hypothetical (b)	1,000.00	1,023.37	0.30	1.51

(a)            Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)            5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.6%)
Aerospace & Defense (5.1%)
Boeing Co.	5,200	$342
Raytheon Co.	10,000	563
Air Freight & Logistics (3.4%)
Expeditors International of Washington, Inc.	14,000	602
Auto Components (4.8%)
BorgWarner, Inc.	7,500	333
Johnson Controls, Inc.	18,200	522
Automobiles (2.6%)
Daimler AG	7,500	463
Biotechnology (3.9%)
Gilead Sciences, Inc. ‡	13,000	688
Capital Markets (3.1%)
State Street Corp. °	2,800	179
T. Rowe Price Group, Inc.	6,500	367
Chemicals (11.0%)
Ecolab, Inc.	8,000	344
Praxair, Inc.	13,000	1,225
Sigma-Aldrich Corp.	7,000	377
Communications Equipment (7.7%)
Qualcomm, Inc.	11,000	488
Research In Motion, Ltd. ‡	7,500	877
Computers & Peripherals (6.6%)
Apple, Inc. ‡	7,000	1,172
Construction & Engineering (5.3%)
Jacobs Engineering Group, Inc. ‡	11,700	944
Consumer Finance (2.5%)
American Express Co.	11,800	444
Diversified Financial Services (2.1%)
CME Group, Inc. -Class A	970	372
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	12,000	404
Electronic Equipment & Instruments (3.7%)
Tyco Electronics, Ltd.	18,000	645
Energy Equipment & Services (2.9%)
Schlumberger, Ltd.	4,700	505
Health Care Equipment & Supplies (3.7%)
Becton Dickinson & Co.	2,200	179
Varian Medical Systems, Inc. ‡	9,000	466
Industrial Conglomerates (2.7%)
General Electric Co.	18,000	480
Insurance (0.8%)
American International Group, Inc.	5,200	138
Internet & Catalog Retail (2.2%)
Amazon.com, Inc. ‡	5,300	389
Internet Software & Services (4.8%)
Google, Inc. -Class A ‡	1,600	842
Machinery (5.9%)
Caterpillar, Inc.	7,600	561
PACCAR, Inc.	11,500	481
Multiline Retail (2.0%)
Nordstrom, Inc.	11,500	348
Oil, Gas & Consumable Fuels (1.7%)
Petroleo Brasileiro SA, ADR	4,300	305
Pharmaceuticals (1.9%)
Allergan, Inc.	6,600	344
Road & Rail (1.9%)
Union Pacific Corp.	4,400	332
Software (3.0%)
Electronic Arts, Inc. ‡	12,000	534
Total Common Stocks (cost $15,022)		17,255

	Principal
REPURCHASE AGREEMENT (2.4%)
State Street Repurchase Agreement  °
1.05%, dated 06/30/2008 to be repurchased at $427 on 07/01/2008	$427	427
Total Repurchase Agreement (cost $427)		427

Total Investment Securities (cost $15,449) #		$17,682

NOTES TO SCHEDULE OF INVESTMENTS:



Repurchase agreement loan is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.12% and maturity date of 05/06/2013, respectively, and with a market value plus accrued interest of $438.

°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $15,449. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,131 and $1,898, respectively. Net unrealized appreciation for tax purposes is $2,233.

DEFINITIONS:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

2

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$17,255	$427	$—	$17,682

The notes to the financial statements are an integral part of this report.

3

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $15,449)	$17,682
Receivables:
Dividends	12
Dividend reclaims	1
17,695
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	2
Management and advisory fees	3
Printing and shareholder reports	1
Other	13
19
Net Assets	$17,676

Net Assets Consist of:
Capital Stock ($.01 par value)	$20
Additional paid-in capital	11,992
Undistributed net investment income	223
Undistributed net realized gain from investment securities	3,208
Net unrealized appreciation on:
Investment securities	2,233
Net Assets	$17,676
Net Assets by Class:
Initial Class	$17,676
Shares Outstanding:
Initial Class	2,022
Net Asset Value and Offering Price Per Share:
Initial Class	$8.74

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends	$117
Interest	2
119
Expenses:
Management and advisory fees	29
Printing and shareholder reports	1
Custody fees	5
Administration fees	2
Audit fees	9
Trustees fees	— (a)
Other	— (a)
Total expenses	46
Less management and advisory fee waiver	(18)
Net expenses	28

Net Investment Income	91

Net Realized Gain from:
Investment securities	502

Net Decrease in Unrealized Depreciation on:
Investment securities	(3,856)

Net Realized and Unrealized Loss	(3,354)

Net Decrease In Net Assets Resulting from Operations	$(3,263)

(a) Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

4

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$91	$132
Net realized gain from investment securities	502	2,749
Change in net unrealized appreciation (depreciation) on investment securities	(3,856)	509
	(3,263)	3,390
Distributions to Shareholders:
From net investment income:
Initial Class	—	(96)
From net realized gains:
Initial Class	—	(1,477)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	—	5
Dividends and distributions reinvested:
Initial Class	—	1,573
Cost of shares redeemed:
Initial Class	(612)	(1,253)
Net increase (decrease) in net assets from capital share transactions	(612)	325
Net increase (decrease) in net assets	(3,875)	2,142

Net Assets:
Beginning of year	21,551	19,409
End of period/year	$17,676	$21,551
Undistributed Net Investment Income	$223	$132

Share Activity:
Shares issued:
Initial Class	—	— (a)
Shares issued-reinvested from distributions:
Initial Class	—	168
Shares redeemed:
Initial Class	(66)	(124)
Net increase (decrease) in shares outstanding:
Initial Class	(66)	44

(a)     Rounds to less than $1 per share.

The notes to the financial statements are an integral part of this report.

5

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

	For the		Initial Class
	period ended		Year Ended December31,					Dec 30 to
	June 30, 2008		2007	2006	2005	2004		Dec 31, 2003
Net Asset Value
Beginning of period	$10.32		$9.50	$9.49	$11.66	$10.02		$10.00
Investment Operations
Net investment income (loss)(a)	0.04		0.06	0.05	0.04	0.09		(0.03)
Net realized and unrealized gain (loss)	(1.62)		1.55	0.72	1.62	1.55	(e)	0.05
Total operations	(1.58)		1.61	0.77	1.66	1.64		0.02
Distributions
From net investment income	—		(0.05)	(0.04)	(0.14)	—		—
From net realized gains	—		(0.74)	(0.72)	(3.69)	—		—
Total distributions	—		(0.79)	(0.76)	(3.83)	—		—
Net Asset Value
End of period/year	8.74		10.32	9.50	9.49	11.66		10.02
Total Return(b)	(15.31	)%(c)	17.72%	8.76%	17.29%	16.37	%(e)	0.20	%(c)
Net Assets end of period or year (000’s)	$17,676		$21,551	$19,409	$19,991	$19,171		$85,723
Ratios and Supplemental Data
Expenses to average net assets
After reimbursement/fee waiver	0.30	%(d)	0.30%	0.30%	0.30%	0.30%		0.30	%(d)
Before reimbursement/fee waiver	0.48	%(d)	0.47%	0.45%	0.44%	0.36%		0.34	%(d)
Net investment income (loss), to average net assets	0.95	%(d)	0.64%	0.49%	0.36%	0.84%		(0.30	)%(d)
Portfolio turnover rate	14	%(c)	47%	19%	29%	33%		—	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.
(e)

The capital contribution from affiliates of $0.21 is included in net realized and unrealized gain (loss). The capital contribution from affiliates increased total return by 2.10% for the year ended December 31, 2004.

The notes to the financial statements are an integral part of this report.

6

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Transamerica Equity II also changed its name to Transamerica Equity II VP (“the Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.  RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc.  (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following rate:

0.30% of average daily net assets

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.30% Expense Limit

7

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.–(continued)

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008. The amounts available for recapture at June 30, 2008 were as follows:

	Advisory Fee	Available for
	Waived	Recapture Through

Fiscal Year 2007:	$34	12/31/2010
Fiscal Year 2006:	30	12/31/2009
Fiscal Year 2005:	26	12/31/2008

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Fund is authorized under the Distribution Plan to pay fees up to a limit of 0.15%.

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $1 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the Fund has no amount related to the Emeritus Plan. As of June 30, 2008, payments made related to the Emeritus Plan was $1.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$2,622
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	3,367
U.S. Government	—

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 5.  ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements”  (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

9

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Equity II VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s inception date was in December 2003 and that the Fund’s performance was above the median for its peer universe for the past 1-year period and strong compared to its peer universe for the past 3-year period.  The Board considered that the Fund was previously Transamerica Occidental Separate Account Fund B (“Transamerica Occidental”) and is now a stand-alone option for Transamerica Occidental shareholders.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees and total expenses were below the medians for its peer group and peer universe, indicating competitive fees.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board considered the specific reasons for the absence of breakpoints, and concluded that the absence of breakpoints was acceptable under the circumstances.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

10

Transamerica Federated Market Opportunity VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$1,060.03	0.80%	$4.10
Hypothetical (b)	1,000.00	1,020.89	0.80	4.02

Service Class
Actual	1,000.00	1,058.55	1.05	5.37
Hypothetical (b)	1,000.00	1,019.64	1.05	5.27

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)       5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Asset Type

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by asset type of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATION (4.9%)
U.S. Treasury Inflation Indexed Note
2.38%, due 04/15/2011 ¡	$19,478	$20,639
Total U.S. Government Obligation (cost $20,078)		20,639

	Shares
COMMON STOCKS (31.2%)
Bermuda (0.7%)
Bunge, Ltd. ^	26,000	2,800
Canada (7.4%)
Barrick Gold Corp.	290,000	13,195
Enerplus Resources Trust ^	66,000	3,052
Golden Star Resources, Ltd. ‡	900,000	2,421
Iamgold Corp.	96,877	586
Kinross Gold Corp.	265,000	6,256
Yamana Gold, Inc. ^	350,000	5,789
France (1.5%)
Veolia Environnement	115,000	6,456
Japan (5.8%)
Ajinomoto Co., Inc.	450,000	4,262
Chugai Pharmaceutical Co., Ltd.	375,000	6,010
NTT DoCoMo, Inc.	3,844	5,657
ROHM Co., Ltd.	86,000	4,957
Tokyo Electron, Ltd.	62,700	3,620
South Africa (1.1%)
Gold Fields, Ltd. ADR	360,000	4,554
United States (14.7%)
Affymetrix, Inc. ‡	450,000	4,630
Archer-Daniels-Midland Co.	95,000	3,206
Cadence Design Systems, Inc. ‡	500,000	5,050
Ceradyne, Inc. ‡	120,000	4,116
Coeur D’alene Mines Corp. ‡ ^	1,380,000	4,002
Frontier Oil Corp.	245,000	5,858
Holly Corp.	160,000	5,907
King Pharmaceuticals, Inc. ‡	300,000	3,141
Newmont Mining Corp.	80,000	4,173
NutriSystem, Inc.	300,000	4,242
PDL Biopharma, Inc.	203,000	2,156
RadioShack Corp. ^	265,000	3,252
Sepracor, Inc. ‡	275,000	5,478
Tesoro Corp. ^	100,000	1,977
Valero Energy Corp.	110,000	4,530
Total Common Stocks (cost $133,550)		131,333

	Principal
REPURCHASE AGREEMENT (42.4%)
State Street Repurchase Agreement  à
1.05%, dated 06/30/2008 to be repurchased at $178,235 on 07/01/2008	$178,230	178,230
Total Repurchase Agreement (cost $178,230)		178,230

SHORT-TERM U.S. GOVERNMENT OBLIGATION (5.9%)
U.S. Treasury Bill
Zero Coupon, due 10/16/2008	$25,000	$24,883
Total Short-Term U.S. Government Obligation (cost $24,883)		24,883

	Contracts •
PURCHASED OPTIONS (7.6%)
Covered Call Options (7.6%)
Activision, Inc.	1,500	1,267
Call Strike $40.00
Expires 01/17/2009
Amazon.com, Inc.	800	1,148
Call Strike $80.00
Expires 01/17/2009
Applied Materials, Inc.	1,800	612
Call Strike $22.50
Expires 07/18/2008
Citigroup, Inc.	1,800	2,407
Call Strike $30.00
Expires 09/20/2008
Express Scripts, Inc.	1,000	1,245
Call Strike $75.00
Expires 08/16/2008
Hunt Transport Services, Inc.	2,800	994
Call Strike $35.00
Expires 08/16/2008
Hunt Transport Services, Inc.	2,000	1,060
Call Strike $35.00
Expires 01/17/2009
iShares MSCI Emerging Market	800	850
Call Strike $140.00
Expires 09/20/2008
iShares MSCI Emerging Market	500	1,409
Call Strike $160.00
Expires 01/17/2009
iShares MSCI Emerging Market	1,000	1,795
Call Strike $145.00
Expires 01/17/2009
iShares MSCI Mexico	1,200	1,470
Call Strike $69.00
Expires 09/20/2008
iShares Russell 2000 Index	2,700	4,529
Call Strike $85.00
Expires 01/17/2009
Merrill Lynch & Co.	600	1,406
Call Strike $55.00
Expires 01/17/2009
Midcap SPDR	1,000	2,265
Call Strike $170.00
Expires 12/20/2008

The notes to the financial statements are an integral part of this report.

2

	Contracts •	Value
Covered Call Options (continued)
Morgan Stanley	1,500	$1,500
Call Strike $45.00
Expires 10/18/2008
PowerShares QQQ NASDAQ 100	5,000	4,983
Call Strike $55.00
Expires 01/17/2009
Salesforce.com, Inc.	800	1,028
Call Strike $75.00
Expires 11/22/2008
Wells Fargo & Co.	1,498	2,112
Call Strike $37.50
Expires 10/18/2008
Total Purchased Options (cost $26,692)		32,080

	Shares
INVESTMENT COMPANIES (5.1%)
United States (5.1%)
Ultrashort FTSE^	48,000	4,056
Ultrashort MSCI Emerging Markets Proshares^	27,000	2,041
Ultrashort QQQ Proshares	240,000	10,745
Ultrashort Real Estate Proshares	43,000	4,508
Total Investment Companies (cost $19,363)		21,350

	Principal
REVERSE CONVERTIBLE BONDS (2.5%)
Switzerland (1.0%)
Credit Suisse, Inc.
20.00%, due 02/02/2009	$276	$4,250
United States (1.5%)
Lehman Brothers Holdings, Inc. -144A
18.20%, due 01/27/2009	899	2,832
Merrill Lynch & Co., Inc. -144A
13.20%, due 01/23/2009	264	3,552
Total Reverse Convertible Bonds (cost $12,926)		10,634

	Shares
SECURITIES LENDING COLLATERAL (5.6%)
State Street Navigator Securities Lending Trust – Prime Portfolio, 2.66% r °	23,627	23,627
Total Securities Lending Collateral (cost $23,627)		23,627

Total Investment Securities (cost $439,349) #		442,776

	Contracts •
WRITTEN OPTIONS (- 0.1%)
Covered Call Options (-0.1%)
Valero Energy Corp.	1,700	(518)
Call Strike $40.00
Expires 9/20/2008
Total Written Options (premiums: $626)		(518)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Euro	(10,600)	09/04/2008	$(16,402)	$(246)
Japanese Yen	3,316,976	07/07/2008	31,292	7
Japanese Yen	(3,316,976)	07/07/2008	(32,670)	1,373
Japanese Yen	(3,316,976)	10/02/2008	(31,438)	(9)
British Pound Sterling	6,600	11/03/2008	12,857	155
British Pound Sterling	(13,100)	11/03/2008	(25,445)	(381)
			$(61,806)	$899

FORWARD FOREIGN CROSS CURRENCY CONTRACTS

					Net Unrealized
				Settlement	Appreciation
Currency Bought		Currency Sold		Date	(Depreciation)

Japanese Yen	1,731,931	EURO	10,700	09/24/2008	$(375)
Singapore Dollar	22,258	EURO	10,600	09/04/2008	(217)
					$(592)

The notes to the financial statements are an integral part of this report.

3

NOTES TO SCHEDULE OF INVESTMENTS:

^      All or a portion of this security is on loan. The value of all securities on loan is $21,848.

     All or a portion of this security is segregated with the custodian to cover margin requirements for open options contracts. The value of all securities segregated is $7,962.

    Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.12% and maturity date of 05/06/2013, respectively, and with a market value plus accrued interest of $181,799.

°      State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.

‡      Non-income producing security.

r    Interest rate shown reflects the yield at June 30, 2008.

•      Contract Amounts are not in thousands.

#      Aggregate cost for federal income tax purposes is $439,349.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $16,955 and $13,528, respectively.  Net unrealized appreciation for tax purposes is $3,427.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities aggregated to $6,384 or 1.52% of the Fund’s net assets.

SPDR	Standard & Poor’s Depository Receipts
ADR	American Depositary Receipt

Effective January 1, 2008, the Fund’s adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities			Other Financial Instruments*			Total Investments in Securities
Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	(net of written options)
$176,310	$265,948	$—	$—	$307	$—	$442,258

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

4

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $261,119) (including securities loaned of $21,848)	$264,546
Short term investment securities, at value (cost: $178,230)	178,230
Foreign currency (cost: $2,735)	2,733
Receivables:
Investment securities sold	12,293
Shares sold	61
Interest	127
Income from loaned securities	38
Dividends	146
Dividend reclaims	5
Unrealized appreciation on forward foreign currency contracts	1,535
459,714
Liabilities:
Investment securities purchased	12,063
Accounts payable and accrued liabilities:
Shares redeemed	950
Management and advisory fees	263
Service fees	5
Administration fees	7
Printing and shareholder reports	63
Payable for collateral for securities on loan	23,627
Unrealized depreciation on forward foreign currency contracts	1,228
Written options (premium $626)	518
Other	35
38,759
Net Assets	$420,955

Net Assets Consist of:
Capital Stock ($.01 par value)	$270
Additional paid-in capital	389,814
Undistributed net investment income	19,428
Undistributed net realized gain from investment securities, written option, and foreign currency transactions	7,636
Net unrealized appreciation on:	3,427
Investment securities
Written option contracts	108
Translation of assets and liabilities denominated in foreign currencies	272
Net Assets	$420,955
Net Assets by Class:
Initial Class	$394,707
Service Class	26,248
Shares Outstanding:
Initial Class	25,406
Service Class	1,632
Net Asset Value and Offering Price Per Share:
Initial Class	$15.54
Service Class	16.09

STATEMENT OF OPERATIONS For the period ended June 30, 2008 (all amounts in thousands) (unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $98)	$1,202
Interest	4,292
Income from loaned securities-net	272
5,766
Expenses:
Management and advisory fees	1,628
Printing and shareholder reports	6
Custody fees	34
Administration fees	43
Legal fees	6
Audit fees	9
Trustees fees	5
Service fees:
Service Class	34
Other	2
Total expenses	1,767

Net Investment Income	3,999

Net Realized Gain from:
Investment securities	11,154
Written option contracts	307
Foreign currency transactions	2,465
13,926
Net Increase in Unrealized Appreciation on:
Investment securities	8,590
Written option and swaption contracts	108
Translation of assets and liabilities denominated in foreign currencies	(2,502)
6,196
Net Realized and Unrealized Gain	20,122

Net Increase In Net Assets Resulting from Operations	$24,121

The notes to the financial statements are an integral part of this report.

5

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$3,999	$12,619
Net realized gain (loss) from investment securities, written option contracts, and foreign currency transactions	13,926	(7,852)
Change in net unrealized appreciation (depreciation) on investment securities, written option contracts, and foreign currency translation	6,196	(9,029)
	24,121	(4,262)
Distributions to Shareholders:
From net investment income:
Initial Class	—	(16,177)
Service Class	—	(960)
	—	(17,137)
From net realized gains:
Initial Class	—	(2,079)
Service Class	—	(134)
	—	(2,213)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	49,336	42,022
Service Class	8,627	6,709
	57,963	48,731
Dividends and distributions reinvested:
Initial Class	—	18,254
Service Class	—	1,094
	—	19,348
Cost of shares redeemed:
Initial Class	(79,040)	(155,260)
Service Class	(8,884)	(13,684)
	(87,924)	(168,944)
Net decrease in net assets from capital share transactions:	(29,961)	(100,865)
Net decrease in net assets	(5,840)	(124,477)

Net Assets:
Beginning of year	426,795	551,272
End of period/year	$420,955	$426,795
Undistributed Net Investment Income	$19,427	$15,429

Share Activity:
Shares issued:
Initial Class	3,250	2,804
Service Class	546	434
	3,796	3,238
Shares issued-reinvested from distributions:
Initial Class	—	1,274
Service Class	—	74
	—	1,348
Shares redeemed:
Initial Class	(5,235)	(10,372)
Service Class	(568)	(887)
	(5,803)	(11,259)
Net decrease in shares outstanding:
Initial Class	(1,985)	(6,294)
Service Class	(22)	(379)
	(2,007)	(6,673)

The notes to the financial statements are an integral part of this report.

6

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$14.66		$15.40	$16.52	$17.59	$17.09	$14.35
Investment Operations
Net investment income (a)	0.14		0.41	0.48	0.30	0.30	0.48
Net realized and unrealized gain (loss)	0.74		(0.50)	— (b)	0.52	1.20	3.24
Total operations	0.88		(0.09)	0.48	0.82	1.50	3.72
Distributions
From net investment income	—		(0.58)	(0.28)	(0.40)	(0.48)	(0.49)
From net realized gains	—		(0.07)	(1.32)	(1.49)	(0.52)	(0.49)
Total distributions	—		(0.65)	(1.60)	(1.89)	(1.00)	(0.98)
Net Asset Value
End of period/year	$15.54		$14.66	$15.40	$16.52	$17.59	$17.09
Total Return (c)	6.00	%(d)	(0.48)%	2.76%	4.96%	9.21%	26.84%
Net Assets End of Period/Year (000’s)	$394,707		$401,656	$518,866	$577,785	$482,823	$453,361
Ratios and Supplemental Data
Expenses to average net assets	0.80	%(e)	0.82%	0.81%	0.83%	0.82%	0.81%
Net investment income, to average net assets	1.85	%(e)	2.72%	2.94%	1.76%	1.74%	3.14%
Portfolio turnover rate	141	%(d)	56%	91%	55%	93%	128%

For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$15.20		$15.94	$17.05	$18.12	$17.57	$15.04
Investment Operations
Net investment income (a)	0.13		0.38	0.45	0.27	0.24	0.17
Net realized and unrealized gain (loss)	0.76		(0.52)	0.01	0.54	1.27	2.88
Total operations	0.89		(0.14)	0.46	0.81	1.51	3.05
Distributions
From net investment income	—		(0.53)	(0.25)	(0.39)	(0.44)	(0.03)
From net realized gains	—		(0.07)	(1.32)	(1.49)	(0.52)	(0.49)
Total distributions	—		(0.60)	(1.57)	(1.88)	(0.96)	(0.52)
Net Asset Value
End of period/year	$16.09		$15.20	$15.94	$17.05	$18.12	$17.57
Total Return(c)	5.85	%(d)	(0.70)%	2.47%	4.72%	8.97%	20.79	%(d)
Net Assets End of Period/Year (000’s)	$26,248		$25,139	$32,406	$32,851	$16,709	$2,807
Ratios and Supplemental Data
Expenses to average net assets	1.05	%(e)	1.07%	1.06%	1.08%	1.07%	1.08	%(e)
Net investment income, to average net assets	1.68	%(e)	2.48%	2.67%	1.54%	1.37%	1.55	%(e)
Portfolio turnover rate	141	%(d)	56%	91%	55%	93%	128	%(d)

(a)          Per share information is calculated based on average number of shares outstanding.

(b)         Rounds to less than $0.01.

(c)          Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)         Not annualized.

(e)          Annualized.

The notes to the financial statements are an integral part of this report.

7

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Federated Market Opportunity also changed its name to Transamerica Federated Market Opportunity VP (“The Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Recaptured commissions during the period ended June 30, 2008 of $82 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $82.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. – (continued)

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2008 are listed in the Schedule of Investments.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded.

The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market; and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. Options are marked-to-market daily to reflect the current value of the option written.

Transactions in written options were as follows:

	Transamerica Federated Market Opportunity VP
	Premium	Contracts*
Balance at December 31, 2007	$0	0
Sales	1,316	4,000
Closing Buys	(690)	(2,300)
Expirations	0	0
Exercised	0	0
Balance at June 30, 2008	$626	1,700

* Contracts not in thousands

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc.  (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2. – (continued)

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2008:

	Net Assets	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$18,554	4.41%
Transamerica Asset Allocation-Growth VP	1,072	0.25
Transamerica Asset Allocation-Moderate Growth VP	26,044	6.19
Transamerica Asset Allocation-Moderate VP	72,401	17.20
Transamerica Int’l Moderate Growth Fund VP	11,499	2.73
Total	$129,570	30.78%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $500 million	0.75%
Over $500 million up to $750 million	0.675%
Over $750 million	0.65%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008. There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $19 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

10

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2. – (continued)

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $8. As of June 30, 2008, payments related to the Emeritus Plan were $16.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$273,948
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	204,844
U.S. Government	84,137

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, foreign currency transactions, post October loss deferrals, options, REIT’s and wash sales.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available Through
$7,220	December 31, 2015

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008 the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after november 15, 2008. FAS 161 requries enhanced disclsoures about a Fund’s deriative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

11

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Federated Market Opportunity VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Federated Equity Management Company of Pennsylvania (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-, 3- and 5-year periods, but that 10-year performance was slightly above the median (of a smaller surviving peer universe of funds).  The Trustees noted management’s observation that due to the Fund’s unique investment strategy, it was difficult to benchmark performance against its peer universe.  The Board considered that the Fund’s defensive positioning to its stock market exposure has recently benefited the Fund and that performance for 2008 has improved considerably, but noted that they would be monitoring performance closely.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were below the medians for its peer group and peer universe and that the total expenses of the Fund were in line with the medians for its peer group and peer universe.  The Board also noted that advisory and sub-advisory fees were renegotiated for 2008, with the addition of two breakpoints to each fee schedule.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Board also noted additional breakpoints were added for 2008.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

12

Transamerica Growth Opportunities VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at  January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$865.79	0.83%	$3.85
Hypothetical (b)	1,000.00	1,020.74	0.83	4.17

Service Class
Actual	1,000.00	865.01	1.08	5.01
Hypothetical (b)	1,000.00	1,019.49	1.08	5.42

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.9%)
Aerospace & Defense (2.9%)
Precision Castparts Corp.	65,000	$6,264
Rockwell Collins, Inc.	100,300	4,810
Air Freight & Logistics (6.5%)
CH Robinson Worldwide, Inc.	221,000	12,120
Expeditors International of Washington, Inc.	292,000	12,556
Auto Components (4.3%)
BorgWarner, Inc.	369,300	16,390
Capital Markets (5.2%)
Greenhill & Co., Inc. ^	60,500	3,259
T. Rowe Price Group, Inc.	292,600	16,523
Commercial Banks (2.4%)
Cullen/Frost Bankers, Inc.	74,000	3,689
Signature Bank ‡	218,500	5,628
Commercial Services & Supplies (0.6%)
Ritchie Bros. Auctioneers, Inc.	82,000	2,225
Communications Equipment (3.0%)
Foundry Networks, Inc. ‡	395,000	4,669
Polycom, Inc. ‡ ^	282,000	6,869
Construction & Engineering (5.8%)
Foster Wheeler, Ltd. ‡	128,500	9,400
Jacobs Engineering Group, Inc. ‡	156,000	12,589
Diversified Consumer Services (5.1%)
Strayer Education, Inc. ^	93,600	19,569
Diversified Financial Services (1.6%)
CME Group, Inc. -Class A	15,580	5,970
Electronic Equipment & Instruments (4.1%)
Trimble Navigation, Ltd. ‡	438,000	15,637
Energy Equipment & Services (3.4%)
Cameron International Corp. ‡	231,000	12,786
Food & Staples Retailing (0.6%)
Whole Foods Market, Inc. ^	91,000	2,156
Health Care Equipment & Supplies (7.7%)
Arthrocare Corp. ‡ ^	111,000	4,530
Hologic, Inc. ‡	187,000	4,076
Idexx Laboratories, Inc. ‡	68,000	3,314
Intuitive Surgical, Inc. ‡	48,900	13,174
Varian Medical Systems, Inc. ‡	85,900	4,454
Health Care Technology (0.8%)
Cerner Corp. ‡ ^	66,000	2,982
Hotels, Restaurants & Leisure (1.0%)
Burger King Holdings, Inc.	147,000	3,938
Internet Software & Services (1.1%)
ValueClick, Inc. ‡	274,000	4,151

IT Services (1.6%)
NeuStar, Inc. -Class A ‡ ^	279,089	6,017
Life Sciences Tools & Services (7.5%)
Covance, Inc. ‡	168,800	14,520
Techne Corp. ‡	182,000	14,085
Machinery (6.6%)
Donaldson Co., Inc.	279,500	12,477
Kennametal, Inc.	388,000	12,629
Media (2.8%)
Lamar Advertising Co. -Class A ‡ ^	297,000	10,701
Multiline Retail (1.8%)
Saks, Inc. ‡ ^	629,000	6,906
Oil, Gas & Consumable Fuels (1.5%)
Range Resources Corp.	89,000	5,833
Real Estate Investment Trusts (0.5%)
Plum Creek Timber Co., Inc. ^	45,000	1,922
Semiconductors & Semiconductor Equipment (0.7%)
NVIDIA Corp. ‡	140,000	2,621
Software (8.2%)
Activision Blizzard, Inc. ‡	214,000	7,291
Intuit, Inc. ‡	315,000	8,684
Macrovision Solutions Corp. ‡	181,000	2,708
Salesforce.com, Inc. ‡ ^	186,000	12,691
Specialty Retail (3.7%)
Guess?, Inc. ^	380,000	14,231
Trading Companies & Distributors (3.9%)
WW Grainger, Inc.	180,450	14,761
Total Common Stocks (cost $343,972)		361,805

	Principal	Value
REPURCHASE AGREEMENT (3.4%)
State Street Repurchase Agreement à •
1.05%, dated 06/30/2008, to be repurchased at $13,032 on 07/01/2008	$13,031	13,031

Total Repurchase Agreement (cost $13,031)		13,031

	Shares
SECURITIES LENDING COLLATERAL (19.6%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% à €	74,446	74,446
Total Securities Lending Collateral (cost $74,446)		74,446

Total Investment Securities (cost $431,449) #		$449,282

The notes to the financial statements are an integral part of this report.

2

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $72,228.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
•

Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.12% and maturity date of 05/06/2013, respectively, and with a market value plus accrued interest of $13,293.

‡	Non-income producing security.
€	Interest rate shown reflects the yield at June 30, 2008.
#

Aggregate cost for federal income tax purposes is $431,449. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $56,740 and $38,907, respectively. Net unrealized appreciation for tax purposes is $17,833.

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$436,251	$13,031	$—	$449,282

The notes to the financial statements are an integral part of this report.

3

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $431,449) (including securities loaned of $72,228)	$449,282
Receivables:
Investment securities sold	8,684
Shares sold	28
Interest	5
Income from loaned securities	154
Dividends	123
458,276
Liabilities:
Investment securities purchased	1,339
Accounts payable and accrued liabilities:
Shares redeemed	969
Management and advisory fees	268
Service fees	3
Administration fees	7
Printing and shareholder reports	56
Payable for collateral for securities on loan	74,446
Other	30
77,118
Net Assets	$381,158

Net Assets Consist of:
Capital Stock ($.01 par value)	$242
Additional paid-in capital	283,467
Undistributed net investment income	152
Undistributed net realized gain from investment securities	79,464
Net unrealized appreciation on:
Investment securities	17,833
Net Assets	$381,158
Net Assets by Class:
Initial Class	$365,967
Service Class	15,191
Shares Outstanding:
Initial Class	23,253
Service Class	976
Net Asset Value and Offering Price Per Share:
Initial Class	$15.74
Service Class	15.57

STATEMENT OF OPERATIONS For the period ended June 30, 2008 (all amounts in thousands) (unaudited)

Investment Income:
Dividends	$1,228
Income from loaned securities-net	657
1,885
Expenses:
Management and advisory fees	1,613
Printing and shareholder reports	10
Custody fees	26
Administration fees	41
Legal fees	6
Audit fees	9
Trustees fees	5
Service fees:
Service Class	20
Other	3
Total expenses	1,733

Net Investment Income	152

Net Realized Loss from:
Investment securities	(3,808)

Net Decrease in Unrealized Depreciation on:
Investment securities	(63,176)

Net Realized and Unrealized Loss	(66,984)

Net Decrease In Net Assets Resulting from Operations	$(66,832)

The notes to financial statement are an integral part of this report.

4

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$152	$(431)
Net realized gain (loss) from investment securities	(3,808)	98,220
Change in net unrealized depreciation on investment securities	(63,176)	(310)
	(66,832)	97,479
Distributions to Shareholders:
From net investment income:
Initial Class	—	(211)
From net realized gains:
Initial Class	—	(33,887)
Service Class	—	(1,235)
	—	(35,122)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	6,885	51,567
Service Class	3,566	10,479
	10,451	62,046
Dividends and distributions reinvested:
Initial Class	—	34,097
Service Class	—	1,235
	—	35,332
Cost of shares redeemed:
Initial Class	(61,966)	(139,495)
Service Class	(5,719)	(10,615)
	(67,685)	(150,110)
Net decrease in net assets from capital share transactions	(57,234)	(52,732)
Net increase (decrease) in net assets	(124,066)	9,414

Net Assets:
Beginning of year	505,224	495,810
End of period/year	$381,158	$505,224
Undistributed Net Investment Income	$152	$—

Share Activity:
Shares issued:
Initial Class	420	2,957
Service Class	221	600
	641	3,557
Shares issued-reinvested from distributions:
Initial Class	—	2,031
Service Class	—	74
	—	2,105
Shares redeemed:
Initial Class	(3,855)	(8,245)
Service Class	(359)	(620)
	(4,214)	(8,865)
Net decrease in shares outstanding:
Initial Class	(3,435)	(3,257)
Service Class	(138)	54
	(3,573)	(3,203)

The notes to financial statement are an integral part of this report.

5

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

	Period ended		Initial Class Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004		2003
Net Asset Value
Beginning of period	$18.18		$16.00	$15.69	$14.66	$12.57		$9.58
Investment Operations
Net investment income (loss) (a)	0.01		(0.01)	0.01	0.04	—	(e)	(0.02)
Net realized and unrealized gain (loss)	(2.45)		3.58	0.76	2.18	2.09		3.01
Total operations	(2.44)		3.57	0.77	2.22	2.09		2.99
Distributions
From net investment income	—		(0.01)	(0.04)	—	—		—
From net realized gains	—		(1.38)	(0.42)	(1.19)	—		—
Total distributions	—		(1.39)	(0.46)	(1.19)	—		—
Net Asset Value
End of period/year	$15.74		$18.18	$16.00	$15.69	$14.66		$12.57
Total Return (b)	(13.42	)%(c)	23.09%	5.10%	16.23%	16.63%		31.21%
Net Assets End of Period/Year (000’s)	$365,967		$485,162	$478,963	$445,761	$416,126		$242,433
Ratios and Supplemental Data
Expenses to average net assets	0.83	%(d)	0.83%	0.84%	0.86%	0.88%		0.90%
Net investment income (loss), to average net assets	0.08	%(d)	(0.08)%	0.05%	0.30%	—	%(e)	(0.16)%
Portfolio turnover rate	24	%(c)	73%	68%	44%	63%		23%

For a share outstanding throughout each period

	Period ended		Service Class Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value	$18.00		$15.88	$15.59	$14.61	$12.54	$9.87
Beginning of period
Investment Operations
Net investment income (loss)(a)	(0.01)		(0.06)	(0.03)	— (e)	(0.04)	(0.02)
Net realized and unrealized gain (loss)	(2.42)		3.56	0.75	2.17	2.11	2.69
Total operations	(2.43)		3.50	0.72	2.17	2.07	2.67
Distributions
From net investment income	—		—	(0.01)	—	—	—
From net realized gains	—		(1.38)	(0.42)	(1.19)	—	—
Total distributions	—		(1.38)	(0.43)	(1.19)	—	—
Net Asset Value
End of period/year	$15.57		$18.00	$15.88	$15.59	$14.61	$12.54
Total Return(b)	(13.50	)%(c)	22.74%	4.90%	15.93%	16.51%	27.05	%(c)
Net Assets End of Period/Year (000’s)	$15,191		$20,062	$16,847	$14,980	$7,545	$619
Ratios and Supplemental Data
Expenses to average net assets	1.08	%(d)	1.08%	1.09%	1.11%	1.14%	1.15	%(d)
Net investment income (loss), to average net assets	(0.16	)%(d)	(0.33)%	(0.20)%	0.03%	(0.31)%	(0.22	)%(d)
Portfolio turnover rate	24	%(c)	73%	68%	44%	63%	23	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount rounds to less than $0.01 or 0.01%.

The notes to financial statement are an integral part of this report.

6

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Transamerica Growth Opportunities changed its name to Transamerica Growth Opportunities VP (the “Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the Supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Recaptured commissions during the period ended June 30, 2008 of $10 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short-term, interest-bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $187.

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Since the Fund invests in real estate securities, the net asset value per share may fluctuate more widely than the value of shares of a fund that invests in a broad range of industries.

7

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.–(continued)

Dividend income is recorded based on management’s estimate of the income which is included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date.  Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser.  Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc.  (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Mangement, LLC (“TIM”) is both an affiliate of the Fund and a sub-adviser of the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2008:

	Net Assets	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$9,005	2.36%
Transamerica Asset Allocation-Growth VP	26,786	7.03
Transamerica Asset Allocation-Moderate Growth VP	88,125	23.12
Transamerica Asset Allocation-Moderate VP	60,101	15.77
Total	$184,017	48.28%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $250 million	0.80%
Over $250 million up to $500 million	0.75%
Over $500 million	0.70%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.15% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008. There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.–(continued)

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses, or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $17 as of June 30, 2008,.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plans are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $7. As of June 30, 2008, payments made related to the Emeritus Plan were $14.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.    INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$95,997
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	151,192
U.S. Government	—

NOTE 4.    FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, capital loss carryforwards, REITs and net operating loss.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available Through
$7,971	December 31, 2009
$432	December 31, 2011

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

10

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Growth Opportunities VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was strong compared to its peer universe for the past 1-year period and above the median for its peer universe for the past 3- and 5-year periods.  The Board further noted that the current management team took over the Fund in 2005 and so longer-term performance cannot be completely attributable to this team.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the median for its peer group and slightly above the median for its peer universe and that the total expenses of the Fund were in line with the median for its peer group and below with the median for its peer universe.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

11

Transamerica Index 50 VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at May 1, 2008 (commencement of operations) and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

The expenses shown in the table do not reflect any expenses from the Funds investment in other affiliated investment companies.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$956.00	0.37%	$0.60
Hypothetical (b)	1,000.00	1,007.72	0.37	0.62

Service Class
Actual	1,000.00	956.00	0.62	1.01
Hypothetical (b)	1,000.00	1,007.30	0.62	1.04

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (61 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sub-Industry

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sub-industry of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT (18.5%)
State Street Repurchase Agreement à € 1.05%, dated 06/30/2008, to be repurchased at $287 on 07/01/2008	$287	$287
Total Repurchase Agreement (cost $287)		287

	Shares
INVESTMENT COMPANIES (94.4%)
Vanguard Emerging Markets Fund	1,290	60
Vanguard European Fund	1,805	119
Vanguard Growth Fund	2,600	154
Vanguard Large-Capital Fund	3,127	181
Vanguard Pacific Fund	745	47
Vanguard Small-Capital Fund	320	20
Vanguard Total Bond Market Fund	9,505	725
Vanguard Value Fund	2,765	155
Total Investment Companies (cost $1,499)		1,461

Total Investment Securities (cost $1,786) #		$1,748

NOTES TO SCHEDULE OF INVESTMENTS:

à                State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.

€                 Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61% and maturity date of 01/23/2009, respectively, and with a market value plus accrued interest of $296.

#                Aggregate cost for federal income tax purposes is $1,786.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $0 and $38, respectively.  Net unrealized depreciation for tax purposes is $38.

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$1,461	$287	$—	$1,748

The notes to the financial statements are an integral part of this report.

2

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $1,499)	$1,461
Short term investments, at value (cost: $287)	287
Receivables:
Shares sold	90
Dividends	1
Receivable from advisor	6
	1,845
Liabilities:
Investment securities purchased	283
Accounts payable and accrued liabilities:
Shares redeemed	1
Management and advisory fees	—	(a)
Service fees	—	(a)
Other	13
	297
Net Assets	$1,548

Net Assets Consist of:
Capital Stock ($.01 par value)	$2
Additional paid-in capital	1,583
Undistributed net investment income	2
Accumulated net realized loss from investment securities	(1)
Net unrealized depreciation on: Investment securities	(38)
Net Assets	$1,548
Net Assets by Class:
Initial Class	$257
Service Class	1,291
Shares Outstanding:
Initial Class	27
Service Class	135
Net Asset Value and Offering Price Per Share:
Initial Class	$9.56
Service Class	9.56

(a)    Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2008 *

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends	$3
Interest	—	(a)
	3
Expenses:
Management and advisory fees	—	(a)
Printing and shareholder reports	1
Custody fees	2
Administration fees	—	(a)
Legal fees	4
Audit fees	5
Trustees fees	1
Service fees:
Service Class	—	(a)
Other	1
Total expenses	14
Less management and advisory fee waiver	(13)
Net expenses	1

Net Investment Income	2

Net Realized Loss from:
Investment securities	(1)

Net Decrease in Unrealized Depreciation on:
Investment securities	(38)

Net Realized and Unrealized Loss	(39)

Net Decrease In Net Assets Resulting from Operations	$(37)

(a)    Rounds to less than $1.

*      The Fund commenced operations on May 1, 2008.

The notes to the financial statements are an integral part of this report.

3

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

June 30, 2008* (unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$2
Net realized loss from investment securities	(1)
Change in net unrealized depreciation on investment securities	(38)
(37)

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	272
Service Class	1,347
1,619
Cost of shares redeemed:
Initial Class	(4)
Service Class	(30)
(34)
Net increase in net assets from capital share transactions	1,585
Net increase in net assets	1,548

Net Assets:
Beginning of year	—
End of period/year	$1,548
Undistributed Net Investment Income	$2

Share Activity:
Shares issued:
Initial Class	27
Service Class	138
165
Shares redeemed:
Service Class	(3)
(3)
Net increase in shares outstanding:
Initial Class	27
Service Class	135
162

*    The Fund commenced operations on May 1, 2008.

The notes to the financial statements are an integral part of this report.

4

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

	Initial Class		Service Class
	May 1 to June 30, 2008		May 1 to June 30, 2008
Net Asset Value
Beginning of period	$10.00		$10.00
Investment Operations
Net investment income(a)	0.03		0.03
Net realized and unrealized loss	(0.47)		(0.47)
Total operations	(0.44)		(0.44)
Net Asset Value
End of period/year	$9.56		$9.56
Total Return(b)	(4.40	)%(c)	(4.40	)%(c)
Net Assets End of Period/Year (000’s)	$257		$1,291
Ratios and Supplemental Data
After reimbursement/fee waiver	0.37%		0.62	%(d)
Before reimbursement/fee waiver	11.87	%(d)	12.12	%(d)
Net investment income, to average net assets	1.73	%(d)	2.10	%(d)
Portfolio turnover rate	5	%(c)	5	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.

The notes to the financial statements are an integral part of this report.

5

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust.  TST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Index 50 VP, (the “Fund”) commenced operations on May 1, 2008. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc.  (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.37% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period from inception, May 1, 2008 through June 30, 2008. There were no amounts available for recapture at June 30, 2008.

6

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.–(continued)

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to less than $1 as of June 30, 2008.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period from inception, May 1, 2008 through June 30, 2008 were as follows:

Purchases of securities:
Long-term	$1,549
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	49
U.S. Government	—

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

7

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – INITIAL REVIEW AND APPROVAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on January 8, 2008, in approving a mandate to establish Transamerica Index 50 VP as a new series of TST, the Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between TST and Transamerica Index 50 VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub-advisory agreement (the”Sub-Advisory Agreement”) of the Fund between TAM and AEGON USA Investment Management LLC (“AUIM”) (the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period.  Following their review and consideration, the Trustees determined that the proposed Investment Advisory Agreement and proposed Investment Sub-Advisory Agreement would enable shareholders of the Fund to obtain high-quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the Independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and proposed Investment Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements, noting that the Sub-Adviser currently did not manage any comparable funds.  In considering the proposed approval of the Investment Advisory and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services expected to be provided by TAM and the Sub-Adviser.  They concluded that TAM and the Sub-Adviser are capable of providing high-quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM for other series within the fund complex and the Sub-Adviser’s management capabilities demonstrated with respect to other funds it manages and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications and experience of the Sub-Adviser’s portfolio management team (the Board reviewed carefully the qualifications of the prospective managers for the Fund).  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Fund to be entitled to invest in the Vanguard Exchange Traded Funds (“ETFs”) as proposed, the Board was required to consider whether the fees to be charged by TAM and the Sub-Adviser were duplicative of those to be charged by the manager of the Vanguard ETFs.  It was noted that TAM will render “manager of managers” services to the Fund by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the new Fund’s performance.  It also was noted that the Sub-Adviser has developed an asset allocation model which it will utilize to select a basket of investments for the Fund in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees to be charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying Vanguard ETFs in which the Fund will invest.

The investment performance of the Fund.  The Fund is not yet in existence and, therefore, had no historical performance for the Board to review.  However, the Board examined performance of the asset allocation model developed by the Sub-Adviser based on the underlying performance of the Vanguard ETFs.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, and also determined that TAM’s and the Sub-Adviser’s performance records for other funds indicate that their management of the Fund is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability.  The Fund is not yet in existence and, therefore, no revenue, cost or profitability data was available for the Board to review.  However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services, as well as the costs of its provision of administration, transfer agency, fund accounting and other services, to the proposed Fund and other funds within the fund complex.  Based on such information and the proposed management and sub-advisory fees for the Fund, the Trustees determined that the proposed management fees of the Fund generally are consistent with industry averages and are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship among the Fund, TAM and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the new Investment Advisory and Sub-Advisory Agreement reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s pricing strategy and the proposed advisory fee breakpoints, where applicable and as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the Fund.  The Board concluded that the proposed fees, and breakpoints (when applicable), would appropriately benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the Fund.  The Board also concluded that the Fund’s management fees appropriately reflect the Fund’s anticipated size, the current economic environment for TAM, the competitive nature of the investment company market, and TAM’s pricing strategy.  The Board also noted that, in the future, it would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to the Sub-Adviser.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund, including “soft dollar” benefits (if any) in connection with brokerage transactions are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and their shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser would engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.  In addition, the Trustees noted that the Sub-Adviser will be asked to participate in a brokerage program pursuant to which a certain portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, which could limit the amount of “soft-dollar” arrangements the Sub-Adviser may engage in with respect to the Fund’s portfolio brokerage transactions.  It was noted, however, that given the nature of the proposed Fund and the role of the Sub-Adviser in selecting ETF investments for the proposed Fund, there were unlikely to be significant brokerage or soft dollar arrangements.

8

Other considerations.  The Board considered the investment objective of the Fund and its investment strategies and determined that the Fund would enhance the investment options for affiliated insurance companies’ variable annuity products.  The Board noted that other series of TST have generated considerable investor interest.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also noted and favorably considered the procedures and policies created to invest in the Vanguard ETFs pursuant to the Vanguard exemptive order.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.  In approving the Fund, the Board also considered the high-quality of the Sub-Adviser’s portfolio management personnel who will manage the Fund under the Sub-Advisory Agreement and their overall portfolio management capabilities.  The Board determined that they, too, have made substantial commitments to the recruitment and retention of high quality personnel and maintain the financial and operational resources reasonably necessary to manage the Fund.

9

Transamerica Index 75 VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at May 1, 2008 (commencement of operations) and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

The expenses shown in the table do not reflect any expenses from the Funds investment in other affiliated investment companies.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$940.00	0.37%	$0.60
Hypothetical (b)	1,000.00	1,007.72	0.37	0.62

Service Class
Actual	1,000.00	939.00	0.62	1.00
Hypothetical (b)	1,000.00	1,007.30	0.62	1.04

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (61 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sub-Industry

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sub-industry of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT (4.3%)
State Street Repurchase Agreement à € 1.05%, dated 06/30/2008, to be repurchased at $316 on 07/01/2008	$316	$316

Total Repurchase Agreement (cost $316)		316

	Shares
INVESTMENT COMPANIES (98.9%)
Vanguard Emerging Markets Fund	9,960	463
Vanguard European Fund	13,355	879
Vanguard Growth Fund	19,335	1,146
Vanguard Large-Capital Fund	23,280	1,351
Vanguard Pacific Fund	6,180	388
Vanguard Small-Capital Fund	2,275	142
Vanguard Total Bond Market Fund	23,335	1,780
Vanguard Value Fund	20,445	1,147
Total Investment Companies (cost $7,677)		7,296

Total Investment Securities (cost $7,993) #		$7,612

NOTES TO SCHEDULE OF INVESTMENTS:

à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
€

Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61% and maturity date of 01/23/2009, respectively, and with a market value plus accrued interest of $326.

#

Aggregate cost for federal income tax purposes is $7,993. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $0 and $381, respectively. Net unrealized depreciation for tax purposes is $381.

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$7,296	$316	$—	$7,612

The notes to the financial statements are an integral part of this report.

2

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $7,993)	$7,612
Receivables:
Shares sold	55
Dividends	14
Receivable from advisor	4
7,685
Liabilities:
Investment securities purchased	288
Accounts payable and accrued liabilities:
Shares redeemed	5
Management and advisory fees	1
Service fees	1
Other	12
307
Net Assets	$7,378

Net Assets Consist of:
Capital Stock ($.01 par value)	$8
Additional paid-in capital	7,740
Undistributed net investment income	14
Accumulated net realized loss from investment securities	(3)
Net unrealized depreciation on:
Investment securities	(381)
Net Assets	$7,378
Net Assets by Class:
Initial Class	$320
Service Class	7,058
Shares Outstanding:
Initial Class	34
Service Class	751
Net Asset Value and Offering Price Per Share:
Initial Class	$9.40
Service Class	9.39

STATEMENT OF OPERATIONS

For the period ended June 30, 2008 *

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends	$16
Interest	1
17
Expenses:
Management and advisory fees	2
Printing and shareholder reports	1
Custody fees	2
Administration fees	— (a)
Legal fees	4
Audit fees	5
Trustees fees	1
Service fees:
Service Class	1
Other	— (a)
Total expenses	16
Less management and advisory fee waiver	(13)
Net expenses	3

Net Investment Income	14

Net Realized Loss from:
Investment securities	(3)

Net Decrease in Unrealized Depreciation on:
Investment securities	(381)

Net Realized and Unrealized Loss	(384)

Net Decrease In Net Assets Resulting from Operations	$(370)

(a)    Rounds to less than $1.

*      The Fund commenced operations on May 1, 2008.

The notes to the financial statements are an integral part of this report.

3

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

June 30, 2008* (unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$14
Net realized loss from investment securities	(3)
Change in net unrealized depreciation on investment securities	(381)
(370)

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	343
Service Class	7,448
7,791
Cost of shares redeemed:
Initial Class	(3)
Service Class	(40)
(43)

Net increase in net assets from capital share transactions	7,748
Net increase in net assets	7,378

Net Assets:
Beginning of year	—
End of period/year	$7,378
Undistributed Net Investment Income	$14

Share Activity:
Shares issued:
Initial Class	34
Service Class	755
789
Shares redeemed:
Service Class	(4)
(4)
Net increase in shares outstanding:
Initial Class	34
Service Class	751
785

*      The Fund commenced operations on May 1, 2008.

The notes to the financial statements are an integral part of this report.

4

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

	Initial Class		Service Class
	May 1 to June 30, 2008		May 1 to June 30, 2008
Net Asset Value
Beginning of period	$10.00		$10.00
Investment Operations
Net investment income(a)	0.03		0.04
Net realized and unrealized loss	(0.63)		(0.65)
Total operations	(0.60)		(0.61)
Net Asset Value
End of period/year	$9.40		$9.39
Total Return(b)	(6.00	)%(c)	(6.10	)%(c)
Net Assets End of Period/Year (000’s)	$320		$7,058
Ratios and Supplemental Data
After reimbursement/fee waiver	0.37	%(d)	0.62	%(d)
Before reimbursement/fee waiver	2.74	%(d)	2.99	%(d)
Net investment income, to average net assets	1.61	%(d)	2.68	%(d)
Portfolio turnover rate	2	%(c)	2	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.

The notes to the financial statements are an integral part of this report.

5

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust.  TST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Index 75 VP, (the “Fund”) commenced operations on May 1, 2008. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

Transamerica Asset Management Inc. (“TAM”) is the Fund’s investment adviser.  Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.37% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period from inception, May 1, 2008 through June 30, 2008. There were no amounts available for recapture at June 30, 2008.

6

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.–(continued)

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on eacah class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”).  Such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to less than $1 as of June 30, 2008.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period from inception, May 1, 2008 through June 30, 2008 were as follows:

Purchases of securities:
Long-term	$7,766
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	86
U.S. Government	—

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

7

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – INITIAL REVIEW AND APPROVAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on January 8, 2008, in approving a mandate to establish Transamerica Index 75 VP as a new series of TST, the Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between TST and Transamerica Index 75 VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub-advisory agreement (the”Sub-Advisory Agreement”) of the Fund between TAM and AEGON USA Investment Management LLC (“AUIM”) (the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period.  Following their review and consideration, the Trustees determined that the proposed Investment Advisory Agreement and proposed Investment Sub-Advisory Agreement would enable shareholders of the Fund to obtain high-quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the Independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and proposed Investment Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements, noting that the Sub-Adviser currently did not manage any comparable funds.  In considering the proposed approval of the Investment Advisory and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services expected to be provided by TAM and the Sub-Adviser.  They concluded that TAM and the Sub-Adviser are capable of providing high-quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM for other series within the fund complex and the Sub-Adviser’s management capabilities demonstrated with respect to other funds it manages and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications and experience of the Sub-Adviser’s portfolio management team (the Board reviewed carefully the qualifications of the prospective managers for the Fund).  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Fund to be entitled to invest in the Vanguard Exchange Traded Funds (“ETFs”) as proposed, the Board was required to consider whether the fees to be charged by TAM and the Sub-Adviser were duplicative of those to be charged by the manager of the Vanguard ETFs.  It was noted that TAM will render “manager of managers” services to the Fund by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the new Fund’s performance.  It also was noted that the Sub-Adviser has developed an asset allocation model which it will utilize to select a basket of investments for the Fund in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees to be charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying Vanguard ETFs in which the Fund will invest.

The investment performance of the Fund.  The Fund is not yet in existence and, therefore, had no historical performance for the Board to review.  However, the Board examined performance of the asset allocation model developed by the Sub-Adviser based on the underlying performance of the Vanguard ETFs.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, and also determined that TAM’s and the Sub-Adviser’s performance records for other funds indicate that their management of the Fund is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability.  The Fund is not yet in existence and, therefore, no revenue, cost or profitability data was available for the Board to review.  However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services, as well as the costs of its provision of administration, transfer agency, fund accounting and other services, to the proposed Fund and other funds within the fund complex.  Based on such information and the proposed management and sub-advisory fees for the Fund, the Trustees determined that the proposed management fees of the Fund generally are consistent with industry averages and are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship among the Fund, TAM and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the new Investment Advisory and Sub-Advisory Agreement reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s pricing strategy and the proposed advisory fee breakpoints, where applicable and as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the Fund.  The Board concluded that the proposed fees, and breakpoints (when applicable), would appropriately benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the Fund.  The Board also concluded that the Fund’s management fees appropriately reflect the Fund’s anticipated size, the current economic environment for TAM, the competitive nature of the investment company market, and TAM’s pricing strategy.  The Board also noted that, in the future, it would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to the Sub-Adviser.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund, including “soft dollar” benefits (if any) in connection with brokerage transactions are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and their shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser would engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.  In addition, the Trustees noted that the Sub-Adviser will be asked to participate in a brokerage program pursuant to which a certain portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, which could limit the amount of “soft-dollar” arrangements the Sub-Adviser may engage in with respect to the Fund’s portfolio brokerage transactions.  It was noted, however, that given the nature of the proposed Fund and the role of the Sub-Adviser in selecting ETF investments for the proposed Fund, there were unlikely to be significant brokerage or soft dollar arrangements.

8

Other considerations.  The Board considered the investment objective of the Fund and its investment strategies and determined that the Fund would enhance the investment options for affiliated insurance companies’ variable annuity products.  The Board noted that other series of TST have generated considerable investor interest.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also noted and favorably considered the procedures and policies created to invest in the Vanguard ETFs pursuant to the Vanguard exemptive order.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.  In approving the Fund, the Board also considered the high quality of the Sub-Adviser’s portfolio management personnel who will manage the Fund under the Sub-Advisory Agreement and their overall portfolio management capabilities.  The Board determined that they, too, have made substantial commitments to the recruitment and retention of high-quality personnel and maintain the financial and operational resources reasonably necessary to manage the Fund.

9

Transamerica International Moderate Growth VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

The expenses shown in the table do not reflect any expenses from the Funds investment in other affiliated investment companies.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$922.66	0.15%	$0.72
Hypothetical (b)	1,000.00	1,024.12	0.15	0.75

Service Class
Actual	1,000.00	920.58	0.40	1.91
Hypothetical (b)	1,000.00	1,022.87	0.40	2.01

(a)   Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)       5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Asset Type

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by asset type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests.  The security lending collateral in the underlying funds is excluded from this calculation.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Bonds (16.3%)
Transamerica PIMCO Total Return VP ▪	4,077,968	$47,263
Transamerica Short-Term Bond q	729,012	7,057
Global/International Stocks (66.1%)
Transamerica AllianceBernstein International Value q	6,271,253	70,426
Transamerica Evergreen International Small Cap q	1,648,813	21,896
Transamerica Marsico International Growth q	5,066,718	59,838
Transamerica Neuberger Berman International q	3,933,398	40,594
Transamerica Oppenheimer Developing Markets q	473,202	6,209
Transamerica Schroders International Small Cap q ‡	2,174,213	21,307
Inflation-Protected Security (4.3%)
Transamerica PIMCO Real Return TIPS q	1,335,672	14,238
Tactical and Specialties (9.9%)
Transamerica Clarion Global Real Estate Securities VP ▪	927,814	16,014
Transamerica Loomis Sayles Bond q	1,784,123	17,056
U.S. Stock (3.4%)
Transamerica Federated Market Opportunity VP ▪	740,133	11,502
Total Investment Companies (cost $366,515) #		$333,400

NOTES TO SCHEDULE OF INVESTMENTS:

▪	The Fund invests its assets in the Initial Class shares of the other series of the Transamerica Series Trust.
q	The Fund invests its assets in the Class I shares of the other series of the Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $366,515. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,424 and $35,539, respectively. Net unrealized depreciation for tax purposes is $33,115.

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$333,400	$—	$—	$333,400

The notes to the financial statements are an integral part of this report.

2

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $366,515)	$333,400
Receivables:
Investment securities sold	322
Shares sold	265
	333,987
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	587
Management and advisory fees	28
Service fees	65
Administration fees	4
Printing and shareholder reports	21
Trustees fees	—	(a)
Other	20
	725
Net Assets	$333,262

Net Assets Consist of:
Capital Stock ($.01 par value)	$326
Additional paid-in capital	348,033
Undistributed net investment income in affiliated investment companies	7,315
Undistributed net realized gain from investment in affiliated investment companies	10,703
Net unrealized depreciation on investment in affiliated investment companies	(33,115)
Net Assets	$333,262
Net Assets by Class:
Initial Class	$25,300
Service Class	307,962
Shares Outstanding:
Initial Class	2,466
Service Class	30,183
Net Asset Value and Offering Price Per Share:
Initial Class	$10.26
Service Class	10.20

(a) Amount rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends from affiliated investment companies	$715

Expenses:
Management and advisory fees	144
Printing and shareholder reports	17
Custody fees	17
Administration fees	18
Legal fees	4
Audit fees	9
Trustees fees	3
Registration fees	3
Service fees:
Service Class	327
Other	2
Total expenses	544

Net Investment Income	171

Net Realized Loss from:
Investment in affiliated investment companies	(292)

Net Decrease in Unrealized Depreciation on:
Investment in affiliated investment companies	(23,560)

Net Realized and Unrealized Loss on Investment in Affiliated Investment Companies	(23,852)

Net Decrease In Net Assets Resulting from Operations	$(23,681)

The notes to the financial statements are an integral part of this report.

3

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$171	$7,143
Net realized gain (loss) from investment in affiliated investment companies	(292)	11,004
Change in net unrealized depreciation on investment in affiliated investment companies	(23,560)	(9,818)
	(23,681)	8,329
Distributions to Shareholders:
From net investment income:
Initial Class	—	(193)
Service Class	—	(1,654)
	—	(1,847)
From net realized gains:
Initial Class	—	(115)
Service Class	—	(1,002)
	—	(1,117)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	8,002	20,171
Service Class	119,634	184,239
	127,636	204,410
Dividends and distributions reinvested:
Initial Class	—	308
Service Class	—	2,656
	—	2,964
Cost of shares redeemed:
Initial Class	(5,138)	(4,269)
Service Class	(15,670)	(9,924)
	(20,808)	(14,193)
Net increase in net assets from capital share transactions	106,828	193,181
Net increase in net assets	83,147	198,546

Net Assets:
Beginning of year	250,115	51,569
End of period/year	$333,262	$250,115
Undistributed net investment income	$7,315	$7,144

Share Activity:
Shares issued:
Initial Class	752	1,840
Service Class	11,310	16,788
	12,062	18,628
Shares issued-reinvested from distributions:
Initial Class	—	29
Service Class	—	254
	—	283
Shares redeemed:
Initial Class	(489)	(387)
Service Class	(1,497)	(904)
	(1,986)	(1,291)
Net increase in shares outstanding:
Initial Class	263	1,482
Service Class	9,813	16,138
	10,076	17,620

The notes to the financial statements are an integral part of this report.

4

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

	Initial Class						Service Class
	For the period ended June 30, 2008		December 31, 2007		May 1 to Dec 31, 2006		For the period ended June 30, 2008		December 31, 2007		May 1 to Dec 31, 2006
Net Asset Value
Beginning of period	$11.12		$10.43		$10.00		$11.08		$10.41		$10.00
Investment Operations
Net investment income (loss)(a)	0.01		0.56		0.85		0.01		0.57		0.84
Net realized and unrealized gain (loss)	(0.87)		0.34		(0.42)		(0.89)		0.31		(0.43)
Total operations	(0.86)		0.90		0.43		(0.88)		0.88		0.41
Distributions
From net investment income	—		(0.13)		—		—		(0.13)		—
From net realized gains	—		(0.08)		—		—		(0.08)		—
Total distributions	—		(0.21)		—		—		(0.21)		—
Net Asset Value
End of period/year	$10.26		$11.12		$10.43		$10.20		$11.08		$10.41

Total Return(b)	(7.73	)%(c)	8.69%		4.30	%(c)	(7.94	)%(c)	8.49%		4.10	%(c)
Ratios and Supplemental Data

Net Assets End of Period/Year (000’s)	$25,300		$24,495		$7,516		$307,962		$225,620		$44,053
Expenses to average net assets(d)
After reimbursement/fee waiver	0.15	%(e)	0.19	%(g)	0.25	%(e)	0.40	%(e)	0.44	%(g)	0.50	%(e)
Before reimbursement/fee waiver	0.15	%(e)	0.19	%(g)	0.39	%(e)	0.40	%(e)	0.44	%(g)	0.64	%(e)
Net investment income (loss), to average net assets(f)	0.28	%(e)	5.05%		12.92	%(e)	0.10	%(e)	5.18%		12.63	%(e)
Portfolio turnover rate	1	%(c)	1%		1	%(c)	1	%(c)	1%		1	%(c)

(a)   Per share information is calculated based on average number of shares outstanding.

(b)   Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)   Not annualized.

(d)   Does not include expenses of the investment companies in which the Fund invests.

(e)   Annualized.

(f)    Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)   Ratio is inclusive of recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.02% and 0.02% for Initial Class and Service Class, respectively (see Note 2).

The notes to the financial statements are an integral part of this report.

5

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.               ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, International Moderate Growth Fund also changed its name to Transamerica International Moderate Growth VP (the “Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

NOTE 2.               RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affiliates of AEGON, NV, a Netherlands corporation.

TAM has entered into an agreement with Morningstar Associates, LLC (“Morningstar”) to provide investment services to the Fund. TAM compensates Morningstar as described in the prospectus.

Transamerica Investment Management, LLC (“TIM”) is an affiliate of the Fund and is a sub-adviser to other funds within TST.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following rate:

0.10% of average daily net assets

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

6

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.-(continued)

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008. There were no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses, or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc.

The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $15 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, and is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was less than $1. As of June 30, 2008, payment made related to the Emeritus Plan was less than $1.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.                         INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$111,040
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	4,024
U.S. Government	—

NOTE 4.                         FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

7

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 5.                        ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

8

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica International Moderate Growth VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Trustees observed that the Fund’s performance for the past 1-year period has been below the median for its peer universe, and noted that that no long-term performance information was available because the Fund had launched operations on May 1, 2006.  The Trustees further noted that certain recent underperformance reflected in the Lipper materials could be attributed to the Fund’s higher bond exposure which can cause performance to lag in stronger equity markets.  The Board noted it would be monitoring performance closely.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees and total expenses were below the medians for its peer group and peer universe, indicating competitive fees.  The Board also noted that currently, the entire management fee is paid over to the Sub-Adviser.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board considered the specific reasons for the absence of breakpoints, and concluded that the absence of breakpoints was acceptable under the circumstances.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that given the nature of the Fund, neither TAM nor the Sub-Adviser would realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

9

Transamerica Jennison Growth VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at  January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$909.09	0.87%	$4.13
Hypothetical (b)	1,000.00	1,020.54	0.87	4.37

Service Class
Actual	1,000.00	909.31	1.12	5.32
Hypothetical (b)	1,000.00	1,019.29	1.12	5.62

(a)   Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)       5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (92.4%)
Aerospace & Defense (3.0%)
Raytheon Co.	53,500	$3,011
United Technologies Corp.	60,700	3,745
Beverages (3.1%)
Coca-Cola Co.	79,300	4,122
PepsiCo, Inc.	42,600	2,709
Biotechnology (7.5%)
Celgene Corp. ‡	45,400	2,900
Genentech, Inc. ‡	59,200	4,493
Gilead Sciences, Inc. ‡	178,100	9,430
Capital Markets (4.1%)
Charles Schwab Corp.	197,400	4,054
Goldman Sachs Group, Inc.	17,500	3,061
Lazard, Ltd. -Class A ^	58,700	2,005
Chemicals (3.3%)
Monsanto Co.	59,200	7,485
Communications Equipment (8.0%)
Cisco Systems, Inc. ‡	262,900	6,115
Nokia OYJ ADR	109,000	2,670
Qualcomm, Inc.	88,400	3,922
Research In Motion, Ltd. ‡	45,300	5,296
Computers & Peripherals (6.6%)
Apple, Inc. ‡	49,100	8,221
Hewlett-Packard Co.	136,700	6,044
Netapp, Inc. ‡	28,400	615
Diversified Financial Services (0.6%)
NYSE Euronext	26,300	1,332
Electrical Equipment (3.3%)
ABB, Ltd. ADR ‡	122,100	3,458
First Solar, Inc. ‡	14,700	4,010
Energy Equipment & Services (5.3%)
Halliburton Co.	110,700	5,875
Schlumberger, Ltd.	55,200	5,931
Food & Staples Retailing (4.7%)
Costco Wholesale Corp.	48,300	3,388
CVS Caremark Corp.	92,600	3,664
Wal-Mart Stores, Inc.	63,300	3,557
Health Care Equipment & Supplies (4.3%)
Alcon, Inc.	29,000	4,721
Baxter International, Inc.	76,600	4,898
Health Care Providers & Services (1.2%)
Medco Health Solutions, Inc. ‡	55,700	2,629
Hotels, Restaurants & Leisure (1.3%)
Las Vegas Sands Corp. ‡ ^	14,000	664
Marriott International, Inc. -Class A	82,500	2,165
Household Products (1.8%)
Colgate-Palmolive Co.	57,800	3,994
Industrial Conglomerates (1.0%)
McDermott International, Inc. ‡	35,800	2,216
Internet & Catalog Retail (2.5%)
Amazon.com, Inc. ‡	76,000	5,573
Internet Software & Services (4.3%)
Akamai Technologies, Inc. ‡ ^	72,200	2,512
Google, Inc. -Class A ‡	13,600	7,159
IT Services (3.9%)
Infosys Technologies, Ltd. ADR ^	97,300	4,229
Visa, Inc. -Class A ‡	56,100	4,561
Life Sciences Tools & Services (1.8%)
Thermo Fisher Scientific, Inc. ‡	70,300	3,918
Media (1.8%)
Walt Disney Co.	131,500	4,103
Multiline Retail (0.4%)
Saks, Inc. ‡ ^	73,000	802
Oil, Gas & Consumable Fuels (3.3%)
Occidental Petroleum Corp.	52,200	4,691
Southwestern Energy Co. ‡	57,300	2,728
Pharmaceuticals (8.0%)
Abbott Laboratories	84,600	4,481
Elan Corp. PLC ADR ‡	75,200	2,673
Mylan, Inc. ‡ ^	99,100	1,196
Roche Holding AG ADR	28,500	2,552
Teva Pharmaceutical Industries, Ltd.	72,900	3,339
Wyeth ADR	75,600	3,626
Semiconductors & Semiconductor Equipment (2.0%)
Linear Technology Corp. ^	27,300	889
NVIDIA Corp. ‡	123,600	2,314
Texas Instruments, Inc.	49,000	1,380
Software (3.6%)
Adobe Systems, Inc. ‡	100,400	3,955
Microsoft Corp.	145,000	3,989
Textiles, Apparel & Luxury Goods (1.7%)
Coach, Inc. ‡	43,000	1,242
Nike, Inc. -Class B	44,500	2,653
Total Common Stocks (cost $194,372)		206,965

	Principal
REPURCHASE AGREEMENT (4.5%)
State Street Repurchase Agreement à •
1.05%, dated 06/30/2008, to be repurchased at $10,157 on 07/01/2008	$10,157	10,157
Total Repurchase Agreement (cost $10,157)		10,157

	Shares
SECURITIES LENDING COLLATERAL (3.8%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% à €	8,417	8,417
Total Securities Lending Collateral (cost $8,417)		8,417

Total Investment Securities (cost $212,946) #		$225,539

The notes to the financial statements are an integral part of this report.

2

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $8,060.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
•

Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.88% and maturity date of 04/30/2010, respectively, and with a market value plus accrued interest of $10,364.

‡	Non-income producing security.
€	Interest rate shown reflects the yield at June 30, 2008.
#

Aggregate cost for federal income tax purposes is $212,946. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $21,749 and $9,156, respectively. Net unrealized appreciation for tax purposes is $12,593.

DEFINITIONS:

PLC     Public Limited Company

ADR    American Depositary Receipt

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$215,382	$10,157	$—	$225,539

The notes to the financial statements are an integral part of this report.

3

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $212,946) (including securities loaned of $8,060)	$225,539
Receivables:
Investment securities sold	3,082
Shares sold	5,119
Interest	1
Income from loaned securities	4
Dividends	133
	233,878
Liabilities:
Investment securities purchased	1,255
Accounts payable and accrued liabilities:
Shares redeemed	26
Management and advisory fees	151
Service fees	—	(a)
Administration fees	4
Printing and shareholder reports	13
Payable for collateral for securities on loan	8,417
Other	21
	9,887
Net Assets	$223,991

Net Assets Consist of:
Capital Stock ($.01 par value)	$298
Additional paid-in capital	204,412
Undistributed net investment income	492
Undistributed net realized gain from investment securities	6,196
Net unrealized appreciation on:
Investment securities	12,593
Net Assets	$223,991
Net Assets by Class:
Initial Class	$222,965
Service Class	1,026
Shares Outstanding:
Initial Class	29,708
Service Class	138
Net Asset Value and Offering Price Per Share:
Initial Class	$7.50
Service Class	7.42

(a)  Amount rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $33)	$993
Interest	38
Income from loaned securities-net	39
1,070
Expenses:
Management and advisory fees	755
Printing and shareholder reports	12
Custody fees	17
Administration fees	19
Legal fees	2
Audit fees	9
Trustees fees	2
Service fees:
Service Class	1
Other	1
Total expenses	818

Net Investment Income	252

Net Realized Loss from:
Investment securities	(2,651)

Net Decrease in Unrealized Depreciation on:
Investment securities	(13,114)

Net Realized and Unrealized Loss	(15,765)

Net Decrease In Net Assets Resulting from Operations	$(15,513)

The notes to the financial statements are an integral part of this report.

4

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$252	$240
Net realized gain (loss) from investment securities	(2,651)	9,065
Change in net unrealized appreciation (depreciation) on investment securities	(13,114)	7,170
	(15,513)	16,475
Distributions to Shareholders:
From net investment income:
Initial Class	—	(92)
	—	(92)
From net realized gains:
Initial Class	—	(8,484)
Service Class	—	(59)
	—	(8,543)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	81,620	59,204
Service Class	96	656
	81,716	59,860
Dividends and distributions reinvested:
Initial Class	—	8,576
Service Class	—	59
	—	8,635
Cost of shares redeemed:
Initial Class	(5,097)	(58,907)
Service Class	(185)	(370)
	(5,282)	(59,277)
Net increase in net assets from capital share transactions	76,434	9,218
Net increase in net assets	60,921	17,058

Net Assets:
Beginning of year	163,070	146,012
End of period/year	$223,991	$163,070
Undistributed Net Investment Income	$492	$240

Share Activity:
Shares issued:
Initial Class	10,758	7,290
Service Class	12	80
	10,770	7,370
Shares issued-reinvested from distributions:
Initial Class	—	1,119
Service Class	—	8
	—	1,127
Shares redeemed:
Initial Class	(666)	(7,274)
Service Class	(24)	(46)
	(690)	(7,320)
Net increase in shares outstanding:
Initial Class	10,092	1,135
Service Class	(12)	42
	10,080	1,177

The notes to the financial statements are an integral part of this report.

5

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$8.25		$7.86	$8.55	$8.01	$7.34	$5.70
Investment Operations
Net investment income (loss)(a)	0.01		0.01	0.01	(0.01)	0.01	—
Net realized and unrealized gain (loss)	(0.76)		0.86	0.08	1.07	0.66	1.64
Total operations	(0.75)		0.87	0.09	1.06	0.67	1.64
Distributions
From net investment income	—		(0.01)	—	(0.02)	—	—
From net realized gains	—		(0.47)	(0.78)	(0.50)	—	—
Total distributions	—		(0.48)	(0.78)	(0.52)	—	—
Net Asset Value
End of period/year	$7.50		$8.25	$7.86	$8.55	$8.01	$7.34
Total Return(b)	(9.09	)%(c)	11.51%	1.96%	13.79%	9.13%	28.77%
Net Assets End of Period/Year (000’s)	$222,965		$161,847	$145,174	$152,630	$128,235	$160,265
Ratios and Supplemental Data
Expenses to average net assets	0.87	%(d)	0.86%	0.87%	0.87%	0.90%	0.90%
Net investment income (loss), to average net assets	0.27	%(d)	0.16%	0.07%	(0.14)%	0.19%	(0.04)%
Portfolio turnover rate	38	%(c)	72%	78%	67%	68%	132%

For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$8.16		$7.79	$8.51	$7.98	$7.33	$6.04
Investment Operations
Net investment income (loss)(a)	—	(e)	(0.01)	(0.02)	(0.03)	0.09	(0.02)
Net realized and unrealized gain (loss)	(0.74)		0.85	0.08	1.06	0.56	1.31
Total operations	(0.74)		0.84	0.06	1.03	0.65	1.29
Distributions
From net investment income	—		—	—	— (f)	—	—
From net realized gains	—		(0.47)	(0.78)	(0.50)	—	—
Total distributions	—		(0.47)	(0.78)	(0.50)	—	—
Net Asset Value
End of period/year	$7.42		$8.16	$7.79	$8.51	$7.98	$7.33
Total Return(b)	(9.07	)%(c)	11.28%	1.60%	13.52%	8.87%	21.36	%(c)
Net Assets End of Period/Year (000’s)	$1,026		$1,223	$838	$469	$876	$121
Ratios and Supplemental Data
Expenses to average net assets	1.12	%(d)	1.11%	1.12%	1.12%	1.17%	1.17	%(d)
Net investment income (loss), to average net assets	—	%(d)(g)	(0.13)%	(0.21)%	(0.41)%	1.23%	(0.36	%(d)
Portfolio turnover rate	38	%(c)	72%	78%	67%	68%	132	%(c)

(a)          Per share information is calculated based on average number of shares outstanding.

(b)         Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)          Not annualized.

(d)         Annualized.

(f)            Per share information is calculated based on average number of shares outstanding.

(g)         Rounds to less than $0.01.

(f)            Rounds to less than $(0.01).

(g)         Rounds to less than 0.01%.

The notes to the financial statements are an integral part of this report.

6

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unadited)

NOTE 1.               ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Jennison Growth also changed its name to Transamerica Jennison Growth VP (the “Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Recaptured commissions during the period ended June 30, 2008 of $19 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

7

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.–(continued)

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $11.

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.               RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser.  Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2008:

	Net Assets	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$15,714	7.02%
Transamerica Asset Allocation-Growth VP	41,339	18.46
Transamerica Asset Allocation-Moderate Growth VP	96,774	43.20
Transamerica Asset Allocation-Moderate VP	41,353	18.46
Total	$195,180	87.14%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $250 million	0.80%
Over $250 million up to $500 million	0.775%
Over $500 million up to $1 billion	0.70%
Over $1 billion up to $1.5 billion	0.675%
Over $1.5 billion	0.65%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.94% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008. There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.–(continued)

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $10 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST fund based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plans are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $2. As of June 30, 2008, payments made related to the Emeritus Plan were $4.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.               INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$131,152
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	69,548
U.S. Government	—

NOTE 4.               FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.               ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 5.–(continued)

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

10

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Jennison Growth VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Jennison Associates LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-year period, but in line with the median for the past 3- and 5-year periods.  The Trustees noted the better long-term performance and that they would be monitoring performance closely.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were above the median for its peer group but below the median for its peer universe.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

11

Transamerica JPMorgan Core Bond VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at  January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,019.47	0.53%	$2.66
Hypothetical (b)	1,000.00	1,022.23	0.53	2.66

Service Class
Actual	1,000.00	1,018.51	0.78	3.91
Hypothetical (b)	1,000.00	1,020.98	0.78	3.92

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Asset Type

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by asset type of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (18.1%)
U.S. Treasury Bond
6.25%, due 08/15/2023	$3,550	$4,224
6.50%, due 11/15/2026	625	773
7.25%, due 05/15/2016 – 08/15/2022	1,950	2,414
7.50%, due 11/15/2016	2,750	3,435
7.63%, due 02/15/2025	725	987
11.75%, due 11/15/2014	2,500	2,805
U.S. Treasury STRIPS
Zero Coupon, due 02/15/2011 – 02/15/2023	19,705	14,588
Total U.S. Government Obligations (cost $26,617)		29,226

U.S. GOVERNMENT AGENCY OBLIGATIONS (47.7%)
Fannie Mae
Zero Coupon, due 12/25/2033 – 11/25/2036 ¡	1,844	1,367
0.93%, due 07/25/2036 ¡	156	119
3.72%, due 03/25/2038 * q	960	73
4.00%, due 07/01/2018 – 04/25/2033	1,275	1,144
4.17%, due 08/25/2033 *	221	142
4.50%, due 03/01/2019 – 04/01/2019	2,051	2,000
4.83%, due 01/01/2035 *	229	232
5.00%, due 11/25/2015 – 04/01/2019	6,170	6,178
5.35%, due 03/25/2034 *	165	110
5.50%, due 06/01/2012 – 12/25/2035	5,418	5,465
5.75%, due 06/25/2033	750	738
6.00%, due 08/01/2014 – 03/01/2033	1,654	1,694
6.50%, due 03/01/2017 – 12/25/2042	2,526	2,634
7.00%, due 12/25/2016 – 11/25/2031	2,062	2,153
7.50%, due 12/25/2042	174	180
7.57%, due 07/25/2033 *	291	214
8.00%, due 07/01/2009	45	46
8.36%, due 09/25/2033 *	122	115
9.00%, due 10/01/2019 – 06/01/2025	156	171
9.50%, due 06/25/2018	185	206
9.93%, due 12/25/2032 *	137	140
10.00%, due 03/25/2032 *	46	47
10.35%, due 10/25/2008 *	6	6
12.70%, due 04/25/2034 – 05/25/2034 *	1,125	1,194
14.07%, due 05/25/2034 *	82	82
17.12%, due 02/25/2032 *	64	76
Fannie Mae, STRIPS
Zero Coupon, due 01/01/2033 – 09/01/2033 ¡	265	192
Freddie Mac
Zero Coupon, due 02/15/2029 – 07/15/2036 ¡	2,181	1,572
1.42%, due 09/15/2012 q	1,460	38
4.00%, due 05/01/2019 – 03/15/2032	1,671	1,586
4.50%, due 12/15/2018	1,000	974
4.53%, due 02/15/2033 * q	1,158	82
4.63%, due 03/15/2033 * q	1,363	111
5.00%, due 07/15/2014 – 03/15/2026	4,541	4,522
5.08%, due 02/15/2033 * q	820	73
5.23%, due 07/15/2017 * q	833	67
5.29%, due 10/15/2033 – 11/15/2033 *	292	190
5.37%, due 01/15/2034 – 04/15/2034 *	890	599
5.50%, due 02/15/2009 – 12/15/2022	3,673	3,737
5.53%, due 03/15/2032 * q	244	30
5.69%, due 11/01/2036 *	413	421
5.75%, due 01/15/2012	200	212
6.00%, due 02/15/2013 – 02/15/2033	5,746	5,906
6.38%, due 03/15/2032	687	714
6.50%, due 10/15/2013 – 02/25/2043	6,292	6,576
7.00%, due 03/15/2024 – 02/25/2043	5,601	5,942
7.06%, due 09/15/2033 – 02/15/2034 *	256	184
7.25%, due 09/15/2030 – 12/15/2030	1,054	1,099
7.50%, due 02/15/2023 – 08/25/2042	1,290	1,352
8.00%, due 01/15/2030	708	748
8.50%, due 09/15/2020	182	198
9.26%, due 05/15/2030 *	241	239
10.56%, due 11/15/2035 *	39	45
Ginnie Mae
Zero Coupon, due 03/16/2033 – 03/20/2037 ¡	713	541
4.27%, due 11/20/2033 * q	148	20
4.42%, due 03/20/2038 * q	945	91
5.00%, due 04/16/2023	1,000	974
5.48%, due 04/16/2032 * q	387	43
5.50%, due 12/20/2013 – 10/16/2037 q	1,381	739
6.50%, due 03/15/2023 – 06/20/2033	7,640	8,017
7.00%, due 07/15/2017 – 10/20/2031	528	553
7.33%, due 11/20/2030	66	69
7.50%, due 09/15/2009 – 09/20/2030	474	499
8.00%, due 01/15/2016 – 06/20/2030	335	356
8.50%, due 02/16/2030	737	811
9.00%, due 05/16/2027	50	55
12.87%, due 04/16/2034 *	84	87
21.75%, due 04/20/2031 *	52	61
Total U.S. Government Agency Obligations (cost $77,895)		76,851

FOREIGN GOVERNMENT OBLIGATION (0.3%)
United Mexican States
6.38%, due 01/16/2013	75	79
7.50%, due 04/08/2033	400	461
Total Foreign Government Obligation (cost $469)		540

MORTGAGE-BACKED SECURITIES (13.5%)
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class ASB
5.18%, due 09/10/2047	150	145
Banc of America Funding Corp.
Series 2005-8, Class 30PO
Zero Coupon, due 03/25/2034 - 01/25/2036 ¡	484	299
Banc of America Mortgage Securities, Inc.
Series 2004-E, Class 2A5
4.11%, due 06/25/2034 *	400	385
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-1, Class A1
4.63%, due 02/25/2036 *	466	445

The notes to the financial statements are an integral part of this report.

2

	Principal	Value
Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities
Series 2000-WF1, Class A1
7.64%, due 02/15/2032	$4	$4
Commercial Mortgage Pass Through Certificates
Series 2001-J2A, Class B-144A
6.30%, due 07/16/2034	4,000	4,084
Countrywide Alternative Loan Trust
Zero Coupon, due 10/25/2033 ¡	163	116
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 2A4
5.70%, due 09/25/2034	200	180
Countrywide Alternative Loan Trust
Series 2004-2CB, Class 1A9
5.75%, due 03/25/2034	322	248
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A2
2.59%, due 06/25/2035 * q	3,002	92
Countrywide Alternative Loan Trust
Series 2005-26CB, Class A10
8.55%, due 07/25/2035 *	90	88
Countrywide Alternative Loan Trust
Series 2005-28CB, Class 1A4
5.50%, due 08/25/2035	500	411
Countrywide Alternative Loan Trust
Series 2005-54CB, Class 1A11
5.50%, due 11/25/2035	200	175
Countrywide Alternative Loan Trust
Series 2005-J1, Class 1A4
2.62%, due 02/25/2035 * q	1,562	48
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-7, Class 2A1
4.03%, due 06/25/2034 *	135	133
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-HYB1, Class 2A
4.19%, due 05/20/2034	127	122
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-22, Class 2A1
5.25%, due 11/25/2035 *	660	602
Credit-Based Asset Servicing And Securitization LLC
Series 2006-CB1, Class AF2
5.24%, due 01/25/2036	94	91
Federal Home Loan Bank
4.72%, due 09/20/2012	367	371
First Horizon Asset Securities, Inc.
Series 2004-AR7, Class 2A1
4.91%, due 02/25/2035 *	259	254
GE Capital Commercial Mortgage Corp.
Series 2001-2, Class B
6.44%, due 08/11/2033	3,000	3,080
GMAC Mortgage Corp. Loan Trust
Series 2003-J7, Class A10
5.50%, due 11/25/2033	301	282
GSR Mortgage Loan Trust
Series 2005-7F, Class 3A9
6.00%, due 09/25/2035	313	276
GSR Mortgage Loan Trust
Series 2006-1F, Class 2A4
6.00%, due 02/25/2036	193	172
GSR Mortgage Loan Trust
Series 2007-1F, Class 2A4
5.50%, due 01/25/2037	500	428
IndyMac Index Mortgage Loan Trust
Series 2005-AR11, Class A7
0.71%, due 08/25/2035 * q	2,304	32
Master Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
3.82%, due 04/21/2034 *	297	296
Master Alternative Loans Trust
Series 2004-10, Class 1A1
4.50%, due 09/25/2019	345	318
Master Asset Securitization Trust
Series 2003-4, Class 2A2
5.00%, due 05/25/2018	106	105
Master Resecuritization Trust
Series 2005-PO, Class 3PO-144A
Zero Coupon, due 05/28/2035 ¡	744	489
Merrill Lynch Mortgage Trust
Series 2005-MCP1, Class ASB
4.67%, due 06/12/2043	300	288
Morgan Stanley Capital I
Series 1998-HF2, Class B
6.79%, due 11/15/2030	2,000	1,997
Mortgage IT Trust
Series 2005-1, Class 1A1
2.80%, due 02/25/2035 *	138	117
Nomura Asset Acceptance Corp.
Series 2003-A1, Class A2
6.00%, due 05/25/2033	89	80
Nomura Asset Acceptance Corp.
Series 2003-A1, Class A5
7.00%, due 04/25/2033	21	20
Residential Accredit Loans, Inc.
Series 2002-QS16, Class A3
11.43%, due 10/25/2017 *	84	85
Residential Accredit Loans, Inc.
Series 2003-QS3, Class A2
11.04%, due 02/25/2018 *	70	71
Residential Funding Mortgage Securities I
Series 2004-S6, Class 2A6
Zero Coupon, due 06/25/2034 ¡	136	97

The notes to the financial statements are an integral part of this report.

3

	Principal	Value
Mortgage-Backed Securities (continued)
Structured Asset Securities Corp.
Series 2003-21, Class 1A3
5.50%, due 07/25/2033	$207	$203
Structured Asset Securities Corp.
Series 2003-29, Class 1A1
4.75%, due 09/25/2018	1,238	1,184
Vendee Mortgage Trust
Series 1997-1, Class 2Z
7.50%, due 02/15/2027	1,174	1,272
WAMU Mortgage Pass-Through Certificates
Series 2004-AR3, Class A2
4.24%, due 06/25/2034	133	130
WAMU Mortgage Pass-Through
Zero Coupon, due 11/25/2017 ¡	260	217
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-2, Class 1A4
2.57%, due 04/25/2035 * q	2,031	60
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-4, Class CB7
5.50%, due 06/25/2035	500	431
Washington Mutual MSC Mortgage
Zero Coupon, due 03/25/2033 ¡	182	131
Wells Fargo Mortgage Backed Securities Trust
Series 2004-7, Class 2A2
5.00%, due 07/25/2019	307	298
Wells Fargo Mortgage Backed Securities Trust
Series 2004-BB, Class A4
4.56%, due 01/25/2035 *	474	462
Wells Fargo Mortgage Backed Securities Trust
Series 2004-EE, Class 3A1
4.02%, due 12/25/2034 *	264	260
Wells Fargo Mortgage Backed Securities Trust
Series 2004-S, Class A5
3.54%, due 09/25/2034 *	500	494
Total Mortgage-Backed Securities (cost $22,004)		21,668

ASSET-BACKED SECURITIES (0.6%)
AmeriCredit Automobile Receivables Trust
Series 2008-AF, Class A3
5.68%, due 12/12/2012	50	49
Citibank Credit Card Issuance Trust
Series 2005-B1, Class B1
4.40%, due 09/15/2010	150	150
Household Automotive Trust
Series 2005-1, Class A4
4.35%, due 06/18/2012	110	109
Household Credit Card Master Note Trust I
Series 2006-1, Class A
5.10%, due 06/15/2012	150	151
MBNA Master Credit Card Trust
Series 1999-J, Class C-144A
7.85%, due 02/15/2012	300	309
MBNA Credit Card Master Note Trust
Series 2003-C1, Class C1
4.17%, due 06/15/2012 *	150	148
Total Asset-Backed Securities (cost $938)		916

MUNICIPAL GOVERNMENT OBLIGATION (0.1%)
State of Illinois
5.10%, due 06/01/2033	200	188
Total Municipal Government Obligation (cost $200)		188

CORPORATE DEBT SECURITIES (18.8%)
Aerospace & Defense (0.6%)
Systems 2001 AT LLC -144A
6.66%, due 09/15/2013	1,022	1,009
Air Freight & Logistics (0.0%)
United Parcel Service, Inc.
5.50%, due 01/15/2018	50	51
Airlines (0.0%)
Continental Airlines, Inc.
7.49%, due 10/02/2010	50	48
Beverages (0.0%)
Coca-Cola Enterprises, Inc.
8.50%, due 02/01/2012	50	56
Capital Markets (3.3%)
Bear Stearns Cos., Inc.
3.25%, due 03/25/2009	500	493
7.25%, due 02/01/2018	50	52
Credit Suisse, Inc.
4.70%, due 06/01/2009	125	126
4.88%, due 01/15/2015	300	286
Goldman Sachs Group, Inc.
5.95%, due 01/18/2018	70	67
6.15%, due 04/01/2018	100	97
6.60%, due 01/15/2012	50	52
6.88%, due 01/15/2011	850	883
Lehman Brothers Holdings, Inc.
7.88%, due 08/15/2010	1,000	1,029
Merrill Lynch & Co., Inc.
4.79%, due 08/04/2010	100	97
5.45%, due 07/15/2014	235	220
6.15%, due 04/25/2013	170	165
6.40%, due 08/28/2017	120	111
6.88%, due 04/25/2018	60	57
Morgan Stanley
4.25%, due 05/15/2010	500	485
4.75%, due 04/01/2014	145	132
6.60%, due 04/01/2012	250	254
6.75%, due 04/15/2011	400	410
State Street Corp. ¡
7.65%, due 06/15/2010	300	315
Chemicals (1.5%)
Dow Chemical Co.
6.13%, due 02/01/2011	260	269

The notes to the financial statements are an integral part of this report.

4

	Principal	Value
Chemicals (continued)
Koninklijke DSM NV -144A
6.75%, due 05/15/2009	$2,000	$2,045
Monsanto Co.
7.38%, due 08/15/2012	100	110
Potash Corp. of Saskatchewan
4.88%, due 03/01/2013	40	40
Commercial Banks (3.1%)
Corp. Andina de Fomento
5.20%, due 05/21/2013	100	99
General Electric Capital Corp.
4.63%, due 09/15/2009	500	504
4.80%, due 05/01/2013	500	490
5.63%, due 05/01/2018	500	484
5.88%, due 02/15/2012	520	539
6.00%, due 06/15/2012	430	444
6.13%, due 02/22/2011	500	522
KeyCorp
4.70%, due 05/21/2009	100	99
6.50%, due 05/14/2013	50	45
National City Bank
2.93%, due 01/21/2010 *	75	68
PNC Funding Corp.
5.25%, due 11/15/2015	50	46
SunTrust Banks, Inc.
6.38%, due 04/01/2011	250	255
UBS AG
5.75%, due 04/25/2018	100	95
Wachovia Bank NA
7.80%, due 08/18/2010	250	263
Wachovia Corp.
3.50%, due 08/15/2008	150	150
5.50%, due 05/01/2013	70	67
5.75%, due 02/01/2018	325	296
Wells Fargo & Co.
3.13%, due 04/01/2009	260	259
4.20%, due 01/15/2010	300	301
Communications Equipment (0.0%)
Cisco Systems, Inc.
5.50%, due 02/22/2016	50	50
Computers & Peripherals (0.2%)
Hewlett-Packard Co.
5.40%, due 03/01/2017	50	49
IBM Corp.
6.22%, due 08/01/2027	250	250
Consumer Finance (0.8%)
American General Finance Corp.
5.38%, due 10/01/2012	100	93
Capital One Financial Corp.
5.70%, due 09/15/2011	20	19
6.25%, due 11/15/2013	75	73
HSBC Finance Corp.
5.25%, due 01/15/2014	100	98
6.75%, due 05/15/2011	760	790
SLM Corp.
4.00%, due 01/15/2010	175	163
Toyota Motor Credit Corp.
2.88%, due 08/01/2008	100	100
Diversified Financial Services (2.9%)
Allstate Life Global Funding Trusts
5.38%, due 04/30/2013	70	70
ASIF Global Financing XIX -144A
4.90%, due 01/17/2013	500	480
Bank of America Corp.
7.40%, due 01/15/2011	1,600	1,669
Captiva CBO Series 1997-1,
Class 1997-1-144A §
6.86%, due 11/30/2009	394	367
CIT Group, Inc.
5.00%, due 02/13/2014	30	21
Citigroup, Inc.
4.25%, due 07/29/2009	200	199
5.63%, due 08/27/2012	400	393
6.13%, due 05/15/2018	100	96
ConocoPhillips Canada Funding Co.
5.63%, due 10/15/2016	100	102
International Lease Finance Corp.
5.88%, due 05/01/2013	75	67
John Hancock Global Funding II -144A
7.90%, due 07/02/2010	300	320
MassMutual Global Funding II -144A
3.50%, due 03/15/2010	150	149
National Rural Utilities Cooperative
4.75%, due 03/01/2014	75	72
New York Life Global Funding -144A
3.88%, due 01/15/2009	200	200
Principal Life Global Funding I -144A
6.25%, due 02/15/2012	250	262
Textron Financial Corp.
5.13%, due 02/03/2011	80	81
5.40%, due 04/28/2013	40	40
Diversified Telecommunication Services (2.0%)
AT&T, Inc.
4.95%, due 01/15/2013	210	209
5.10%, due 09/15/2014	50	49
5.50%, due 02/01/2018	75	73
5.60%, due 05/15/2018	75	73
BellSouth Corp.
6.00%, due 10/15/2011	250	257
British Telecommunications PLC
9.13%, due 12/15/2030 	150	180
France Telecom SA
7.75%, due 03/01/2011 	200	212
GTE Corp.
7.51%, due 04/01/2009	475	488
NYNEX Capital Funding Co. 
8.23%, due 10/15/2009	400	411

The notes to the financial statements are an integral part of this report.

5

	Principal	Value
Diversified Telecommunication Services (continued)
NYNEX Corp.
9.55%, due 05/01/2010	$71	$73
Sprint Capital Corp.
6.88%, due 11/15/2028	650	541
Telecom Italia Capital SA
4.95%, due 09/30/2014	100	92
5.25%, due 11/15/2013	60	57
Telefonica Emisiones Sau
5.86%, due 02/04/2013	100	101
Verizon Pennsylvania, Inc.
8.35%, due 12/15/2030	400	449
Electric Utilities (0.9%)
CenterPoint Energy Houston Electric
5.75%, due 01/15/2014	60	60
Cleveland Electric Illuminating Co.
7.88%, due 11/01/2017	50	55
Columbus Southern Power Co.
6.05%, due 05/01/2018	30	30
Dominion Resources, Inc.
6.25%, due 06/30/2012	144	149
DTE Energy Co.
6.65%, due 04/15/2009	200	203
Duke Energy Corp.
4.20%, due 10/01/2008	50	50
5.63%, due 11/30/2012	200	206
Exelon Generation Co. LLC
6.95%, due 06/15/2011	250	258
Florida Power Corp.
4.80%, due 03/01/2013	50	50
5.95%, due 02/01/2038	50	49
PECO Energy Co.
5.35%, due 03/01/2018	50	49
PSEG Power LLC
7.75%, due 04/15/2011	115	122
Public Service Electric & Gas Co.
5.30%, due 05/01/2018	30	30
Virginia Electric And Power Co.
5.40%, due 04/30/2018	100	96
Food & Staples Retailing (0.1%)
Kroger Co.
8.05%, due 02/01/2010	200	209
Food Products (0.2%)
Kellogg Co.
4.25%, due 03/06/2013	80	78
Kraft Foods, Inc.
6.13%, due 02/01/2018	100	97
6.88%, due 02/01/2038	50	49
Gas Utilities (0.2%)
KeySpan Gas East Corp.
7.88%, due 02/01/2010	100	105
Schlumberger Technology Corp. -144A
6.50%, due 04/15/2012	50	53
Southern California Gas Co.
4.80%, due 10/01/2012	100	100
Insurance (0.3%)
Berkshire Hathaway Finance Corp. -144A
4.60%, due 05/15/2013	100	100
MetLife Life And Annuity Co. of Connecticut -144A
5.13%, due 08/15/2014	100	94
Protective Life Secured Trusts
4.00%, due 04/01/2011	250	243
Travelers Cos., Inc.
5.80%, due 05/15/2018	50	49
IT Services (0.0%)
Electronic Data Systems Corp.
6.50%, due 08/01/2013 	50	51
Machinery (0.0%)
Parker Hannifin Corp.
5.50%, due 05/15/2018	20	20
Media (1.5%)
Comcast Cable Holdings LLC
9.80%, due 02/01/2012	500	564
Comcast Corp.
5.50%, due 03/15/2011	250	250
COX Communications, Inc.
6.75%, due 03/15/2011	1,000	1,032
Historic TW, Inc.
9.15%, due 02/01/2023	500	574
Metals & Mining (0.0%)
Alcoa, Inc.
5.55%, due 02/01/2017	60	56
Oil, Gas & Consumable Fuels (0.2%)
Canadian Natural Resources, Ltd.
5.90%, due 02/01/2018	25	25
Marathon Oil Canada Corp.
8.38%, due 05/01/2012	100	108
Spectra Energy Capital LLC
5.50%, due 03/01/2014	75	73
Transcanada Pipelines, Ltd.
4.00%, due 06/15/2013	50	47
Paper & Forest Products (0.2%)
International Paper Co.
4.00%, due 04/01/2010	165	160
4.25%, due 01/15/2009	65	65
Pharmaceuticals (0.0%)
AstraZeneca PLC
5.40%, due 06/01/2014	50	51
Real Estate Investment Trusts (0.1%)
Simon Property Group, LP
5.63%, due 08/15/2014	50	48
6.10%, due 05/01/2016	15	15
Road & Rail (0.2%)
Burlington Northern Santa Fe Corp.
7.13%, due 12/15/2010	200	210
Union Pacific Corp.
5.65%, due 05/01/2017	50	49
Software (0.1%)
Oracle Corp.
5.25%, due 01/15/2016	30	30

The notes to the financial statements are an integral part of this report.

6

	Principal	Value
Software (continued)
Oracle Corp.
5.75%, due 04/15/2018	$100	$100
6.50%, due 04/15/2038	30	30
Specialty Retail (0.0%)
Home Depot, Inc.
5.40%, due 03/01/2016	35	32
Thrifts & Mortgage Finance (0.3%)
Countrywide Home Loans, Inc.
4.00%, due 03/22/2011	225	205
6.88%, due 06/15/2011	250	215
Water Utilities (0.0%)
American Water Capital Corp.
6.09%, due 10/15/2017	50	48
Wireless Telecommunication Services (0.1%)
AT&T Wireless Services, Inc.
7.88%, due 03/01/2011	100	106
Vodafone Group PLC
5.00%, due 09/15/2015	75	71
Total Corporate Debt Securities (cost $30,468)		30,342

REPURCHASE AGREEMENT (0.4%)
State Street Repurchase Agreement 1.05%, dated 06/30/2008 to be repurchased at $544 on 07/01/2008 ¡ €	544	544
Total Repurchase Agreement (cost $544)		544

Total Investment Securities (cost $159,135) #		$160,275

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of June 30, 2008.
¡	Principal Only.
	Step Bond. Interest rate may increase or decrease as the credit rating changes.
☐	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
€

Repurchase agreement excluding collateral for securities on loan is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.88% and maturity date of 04/30/2010, respectively, and with a market value plus accrued interest of $558.

§ Illiquid. These securities aggregated to $367 or 0.23% of the Fund’s net assets.
q	Interest Only.
#

Aggregate cost for federal income tax purposes is $159,135. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,477 and $3,337, respectively. Net unrealized appreciation for tax purposes is $1,140.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities aggregated to $9,962 or 6.18% of the Fund’s net assets.

LLC	Limited Liability Corporation
PLC	Public Limited Company
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes to the financial statements are an integral part of this report.

7

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for ixdentical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$—	$160,275	$—	$160,275

The notes to the financial statements are an integral part of this report.

8

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $159,135)	$160,275
Receivables:
Investment securities sold	56
Shares sold	65
Interest	1,194
Income from loaned securities	1
161,591
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	245
Management and advisory fees	62
Service fees	4
Administration fees	3
Printing and shareholder reports	48
Other	31
393
Net Assets	$161,198

Net Assets Consist of:
Capital Stock ($.01 par value)	$133
Additional paid-in capital	148,482
Undistributed net investment income	10,974
Undistributed net realized gain from investment securities	469
Net unrealized appreciation on:
Investment securities	1,140
Net Assets	$161,198
Net Assets by Class:
Initial Class	$142,321
Service Class	18,877
Shares Outstanding:
Initial Class	11,820
Service Class	1,491
Net Asset Value and Offering Price Per Share:
Initial Class	$12.04
Service Class	12.66

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	4,347
Income from loaned securities-net	18
4,365

Expenses:
Management and advisory fees	374
Custody fees	37
Administration fees	17
Legal fees	2
Audit fees	9
Trustees fees	2
Service fees:
Service Class	21
Other	1
Total expenses	463

Net Investment Income	3,902

Net Realized Gain from:
Investment securities	638

Net Decrease in Unrealized Depreciation on:
Investment securities	(1,670)

Net Realized and Unrealized Loss	(1,032)

Net Increase In Net Assets Resulting from Operations	$2,870

The notes to the financial statements are an integral part of this report.

9

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$3,902	$7,072
Net realized gain from investment securities	638	8
Change in net unrealized appreciation (depreciation) on investment securities	(1,670)	3,370
	2,870	10,450
Distributions to Shareholders:
From net investment income:
Initial Class	—	(7,585)
Service Class	—	(513)
	—	(8,098)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	20,525	13,534
Service Class	9,856	2,296
	30,381	15,830
Dividends and distributions reinvested:
Initial Class	—	7,585
Service Class	—	513
	—	8,098
Cost of shares redeemed:
Initial Class	(23,687)	(37,665)
Service Class	(2,614)	(2,125)
	(26,301)	(39,790)
Net increase (decrease) in net assets from capital share transactions	4,080	(15,862)
Net increase (decrease) in net assets	6,950	(13,510)

Net Assets:
Beginning of year	154,248	167,758
End of period/year	$161,198	$154,248
Undistributed Net Investment Income	$10,974	$7,072

Share Activity:
Shares issued:
Initial Class	1,702	1,153
Service Class	776	186
	2,478	1,339
Shares issued-reinvested from distributions:
Initial Class	—	666
Service Class	—	42
	—	708
Shares redeemed:
Initial Class	(1,972)	(3,214)
Service Class	(207)	(172)
	(2,179)	(3,386)
Net increase (decrease) in shares outstanding:
Initial Class	(270)	(1,395)
Service Class	569	56
	299	(1,339)

The notes to the financial statements are an integral part of this report.

10

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$11.81		$11.66	$11.83	$12.23	$12.61	$12.68
Investment Operations
Net investment income(a)	0.30		0.52	0.53	0.54	0.56	0.62
Net realized and unrealized gain (loss)	(0.07)		0.26	(0.07)	(0.26)	(0.01)	(0.10)
Total operations	0.23		0.78	0.46	0.28	0.55	0.52
Distributions
From net investment income	—		(0.63)	(0.63)	(0.66)	(0.88)	(0.59)
From net realized gains	—		—	—	(0.02)	(0.05)	—
Total distributions	—		(0.63)	(0.63)	(0.68)	(0.93)	(0.59)
Net Asset Value
End of period/year	$12.04		$11.81	$11.66	$11.83	$12.23	$12.61
Total Return(b)	1.95	%(c)	6.85%	3.92%	2.30%	4.53%	4.28%
Net Assets End of Period/Year (000’s)	$142,321		$142,788	$157,167	$185,820	$218,258	$264,668
Ratios and Supplemental Data
Expenses to average net assets	0.53	%(d)	0.58%	0.57%	0.59%	0.56%	0.52%
Net investment income, to average net assets	4.98	%(d)	4.46%	4.54%	4.42%	4.52%	4.88%
Portfolio turnover rate	10	%(c)	4%	5%	6%	12%	27%

For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$12.43		$12.24	$12.41	$12.81	$13.16	$12.97
Investment Operations
Net investment income(a)	0.28		0.52	0.53	0.53	0.55	0.40
Net realized and unrealized gain (loss)	(0.05)		0.27	(0.09)	(0.27)	—	(0.17)
Total operations	0.23		0.79	0.44	0.26	0.55	0.23
Distributions
From net investment income	—		(0.60)	(0.61)	(0.64)	(0.85)	(0.04)
From net realized gains	—		—	—	(0.02)	(0.05)	—
Total distributions	—		(0.60)	(0.61)	(0.66)	(0.90)	(0.04)
Net Asset Value
End of period/year	$12.66		$12.43	$12.24	$12.41	$12.81	$13.16
Total Return(b)	1.85	%(c)	6.61%	3.63%	2.07%	4.31%	1.78	%(c)
Net Assets End of Period/Year (000’s)	$18,877		$11,460	$10,591	$8,293	$5,471	$1,315
Ratios and Supplemental Data
Expenses to average net assets	0.78	%(d)	0.83%	0.82%	0.84%	0.81%	0.80	%(d)
Net investment income, to average net assets	4.43	%(d)	4.21%	4.29%	4.16%	4.21%	4.57	%(d)
Portfolio turnover rate	10	%(c)	4%	5%	6%	12%	27	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.

The notes to the financial statements are an integral part of this report.

11

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.          ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust.  At the same time, JPMorgan Core Bond also changed its name to Transamerica JPMorgan Core Bond VP (the “Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (TAM) Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short-term, interest-bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $6.

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

12

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.— (continued)

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc.  (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $750 million	0.45%
Over $750 million up to $1 billion	0.40%
Over $1 billion	0.375%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.70% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008. There were no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”).  Such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $7 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, and is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

13

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.— (continued)

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the liability related to the Emeritus Plan was $3. As of June 30, 2008, payments made related to the Emeritus Plan were $5.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$25,260
U.S. Government	1,084
Proceeds from maturities and sales of securities:
Long-term	9,011
U.S. Government	7,974

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, capital loss carryforwards and post October loss deferrals.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available Through
$95	December 31, 2013
$73	December 31, 2014

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

14

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Core Bond VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was strong compared to its peer universe for the past 1- and 3-year periods, and in line with the median for the past 5-year period.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees and total expenses were below the medians for its peer group and peer universe, indicating competitive fees.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

15

Transamerica JPMorgan Enhanced Index VP

UNDERSTANDING YOUR FUNDS EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at  January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$872.18	0.82%	$3.82
Hypothetical (b)	1,000.00	1,020.79	0.82	4.12

Service Class
Actual	1,000.00	871.12	1.07	4.98
Hypothetical (b)	1,000.00	1,019.54	1.07	5.37

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATION (0.1%)
U.S. Treasury Note
4.88%, due 06/30/2009	$90	$92
Total U.S. Government Obligation (cost $92)		92

	Shares
PREFERRED STOCK (0.0%)
Commercial Banks (0.0%)
National City Corp., 0.89% ^ Δ	10,900	52
Total Preferred Stock (cost $64)		52

COMMON STOCKS (98.9%)
Aerospace & Defense (3.3%)
Boeing Co.	16,900	1,111
Goodrich Corp.	11,000	522
Northrop Grumman Corp.	16,100	1,077
United Technologies Corp.	25,500	1,573
Air Freight & Logistics (0.2%)
FedEx Corp.	300	24
United Parcel Service, Inc. -Class B	3,700	227
Auto Components (0.6%)
Johnson Controls, Inc.	28,100	806
Beverages (2.0%)
Coca-Cola Co.	48,400	2,516
Coca-Cola Enterprises, Inc.	6,600	114
Pepsi Bottling Group, Inc.	500	14
Biotechnology (2.0%)
Alexion Pharmaceuticals, Inc. ‡ ^	1,700	123
Amgen, Inc. ‡	6,600	311
Celgene Corp. ‡	15,500	990
Gilead Sciences, Inc. ‡	23,600	1,250
Capital Markets (3.2%)
Bank of New York Mellon Corp.	10,600	401
Goldman Sachs Group, Inc.	5,500	962
Lehman Brothers Holdings, Inc. ^	11,900	236
Merrill Lynch & Co., Inc.	17,600	558
Morgan Stanley	28,800	1,039
State Street Corp. —	8,900	569
TD Ameritrade Holding Corp. ‡	21,900	396
Chemicals (3.0%)
Air Products & Chemicals, Inc.	400	40
Dow Chemical Co.	26,400	922
Ei DU Pont de Nemours & Co.	4,300	184
Monsanto Co.	5,400	683
PPG Industries, Inc.	7,300	419
Praxair, Inc.	5,595	527
ROHM & Haas Co.	24,900	1,156
Commercial Banks (2.0%)
Comerica, Inc.	9,600	246
Huntington Bancshares, Inc. ^	27,600	159
KeyCorp	10,700	117
SunTrust Banks, Inc.	100	4
TCF Financial Corp.	2,100	25
US Bancorp	27,700	773
Wachovia Corp. ^	20,600	320
Wells Fargo & Co.	28,200	670
Zions Bancorporation ^	11,600	365
Communications Equipment (3.5%)
Cisco Systems, Inc. ‡	91,000	2,117
Corning, Inc.	41,500	957
Juniper Networks, Inc. ‡	13,500	299
Qualcomm, Inc.	28,700	1,273
Computers & Peripherals (4.7%)
Apple, Inc. ‡	10,500	1,758
EMC Corp. ‡	4,200	62
Hewlett-Packard Co.	39,500	1,746
International Business Machines Corp.	21,400	2,536
SanDisk Corp. ‡	4,100	77
Construction & Engineering (0.1%)
Fluor Corp.	400	75
Jacobs Engineering Group, Inc. ‡	400	32
Consumer Finance (0.5%)
American Express Co.	9,300	350
Capital One Financial Corp.	6,600	251
Diversified Consumer Services (0.2%)
Apollo Group, Inc. -Class A ‡	200	9
ITT Educational Services, Inc. ‡	2,800	231
Diversified Financial Services (3.1%)
Bank of America Corp. ▪	81,900	1,955
CIT Group, Inc. ^	22,900	156
Citigroup, Inc.	58,100	974
CME Group, Inc. -Class A	900	345
IntercontinentalExchange, Inc. ‡	900	102
NYSE Euronext	10,600	537
Diversified Telecommunication Services (3.6%)
AT&T, Inc. ▪	74,300	2,503
Verizon Communications, Inc.	62,600	2,216
Electric Utilities (3.2%)
Allegheny Energy, Inc.	700	35
American Electric Power Co., Inc.	21,800	877
Edison International	23,200	1,192
Exelon Corp.	7,800	702
FirstEnergy Corp.	8,700	716
FPL Group, Inc.	1,300	85
PPL Corp.	7,300	382
Sierra Pacific Resources	15,600	198
Electrical Equipment (0.1%)
Cooper Industries, Ltd. -Class A	4,200	166
Sunpower Corp. -Class A ‡ ^	200	14
Electronic Equipment & Instruments (0.7%)
Tyco Electronics, Ltd.	24,700	885
Energy Equipment & Services (3.6%)
Baker Hughes, Inc.	7,900	690
Halliburton Co. ^	23,500	1,247
National Oilwell Varco, Inc. ‡	4,600	408
Schlumberger, Ltd.	19,700	2,117

The notes to the financial statements are an integral part of this report.

2

	Shares	Value
Energy Equipment & Services (continued)
Smith International, Inc.	100	$8
Transocean, Inc.	1,900	290
Food & Staples Retailing (3.4%)
CVS Caremark Corp.	29,000	1,148
Safeway, Inc.	37,800	1,079
SYSCO Corp.	20,000	550
Wal-Mart Stores, Inc.	29,600	1,663
Food Products (1.6%)
General Mills, Inc.	12,700	772
Kellogg Co.	4,100	197
Kraft Foods, Inc. -Class A	42,000	1,195
Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	1,600	102
Boston Scientific Corp. ‡	8,900	109
Covidien, Ltd.	6,900	331
CR Bard, Inc. ^	6,900	607
Medtronic, Inc.	17,000	880
Stryker Corp.	700	44
Zimmer Holdings, Inc. ‡	5,500	374
Health Care Providers & Services (1.6%)
Aetna, Inc.	19,100	774
Cardinal Health, Inc.	4,500	232
Cigna Corp.	10,100	357
Laboratory Corp. of America Holdings ‡	3,300	230
McKesson Corp.	4,400	246
WellPoint, Inc. ‡	6,900	329
Hotels, Restaurants & Leisure (1.1%)
Carnival Corp. ^	5,000	165
Darden Restaurants, Inc.	5,100	163
International Game Technology	18,700	467
McDonald’s Corp.	3,700	208
Royal Caribbean Cruises, Ltd. ^	3,000	67
Starwood Hotels & Resorts Worldwide, Inc.	5,800	232
Wyndham Worldwide Corp.	10,800	194
Household Durables (0.2%)
Centex Corp.	7,200	96
Lennar Corp. -Class A ^	10,800	133
Mohawk Industries, Inc. ‡ ^	100	7
Household Products (2.8%)
Colgate-Palmolive Co.	7,900	546
Kimberly-Clark Corp.	7,300	436
Procter & Gamble Co.	45,000	2,737
Independent Power Producers & Energy Traders (0.3%)
Constellation Energy Group, Inc.	5,400	443
Industrial Conglomerates (2.4%)
3M Co.	7,300	508
General Electric Co.	96,900	2,586
Insurance (3.5%)
Aflac, Inc.	3,200	201
American International Group, Inc.	13,300	352
Assurant, Inc.	2,800	185
Axis Capital Holdings, Ltd.	17,600	525
Genworth Financial, Inc. -Class A	14,500	258
Hartford Financial Services Group, Inc.	4,600	297
Lincoln National Corp.	6,400	290
MBIA, Inc. ^	6,100	27
MetLife, Inc.	9,700	512
Protective Life Corp.	10,500	399
Prudential Financial, Inc.	6,800	406
RenaissanceRe Holdings, Ltd.	6,200	277
Travelers Cos., Inc. ‡	14,300	621
Unum Group	9,400	192
XL Capital, Ltd. -Class A ^	800	16
Internet & Catalog Retail (0.5%)
Amazon.com, Inc. ‡	6,000	440
Expedia, Inc. ‡	10,500	193
Internet Software & Services (1.3%)
eBay, Inc. ‡	3,300	90
Google, Inc. -Class A ‡	2,700	1,421
Yahoo!, Inc. ‡	8,600	178
IT Services (0.7%)
Affiliated Computer Services, Inc. -Class A ‡	4,900	262
Genpact, Ltd. ‡	10,400	155
Paychex, Inc.	16,100	504
Machinery (2.5%)
Caterpillar, Inc.	12,200	901
Danaher Corp.	5,800	448
Dover Corp.	9,800	474
Eaton Corp.	5,000	425
Illinois Tool Works, Inc.	4,600	219
Ingersoll-Rand Co., Ltd. -Class A	6,500	243
PACCAR, Inc.	12,600	527
Media (2.7%)
Dish Network Corp. -Class A ‡	2,100	61
News Corp. -Class A ^	70,800	1,065
Time Warner, Inc.	55,000	814
Walt Disney Co.	52,400	1,635
Metals & Mining (0.9%)
Alcoa, Inc.	11,300	403
Freeport-McMoRan Copper & Gold, Inc.	1,300	152
U.S. Steel Corp.	3,500	647
Multiline Retail (0.2%)
Family Dollar Stores, Inc. ^	7,300	146
Kohl’s Corp. ‡	4,600	184
Multi-Utilities (0.7%)
CMS Energy Corp. ^	58,100	866
Office Electronics (0.0%)
Seagate Technology, Inc. ‡ q	8,700	♦
Oil, Gas & Consumable Fuels (12.2%)
Anadarko Petroleum Corp.	9,200	689
Apache Corp.	2,400	334
Chevron Corp.	34,900	3,460
ConocoPhillips	18,600	1,756
Devon Energy Corp.	7,300	877
EOG Resources, Inc.	1,000	131
Exxon Mobil Corp.	64,000	5,640

The notes to the financial statements are an integral part of this report.

3

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp.	1,000	$126
Marathon Oil Corp.	7,600	394
Occidental Petroleum Corp.	10,100	908
Ultra Petroleum Corp. ‡	1,500	147
XTO Energy, Inc.	23,400	1,603
Paper & Forest Products (0.2%)
Domtar Corp. ‡	47,900	261
Pharmaceuticals (6.1%)
Abbott Laboratories	43,700	2,315
Bristol-Myers Squibb Co.	44,100	905
Eli Lilly & Co.	400	19
Forest Laboratories, Inc. ‡	6,600	229
Johnson & Johnson	13,600	875
Merck & Co., Inc.	49,100	1,851
Pfizer, Inc.	36,300	634
Schering-Plough Corp.	45,600	898
Wyeth	6,300	302
Real Estate Investment Trusts (1.3%)
Apartment Investment & Management Co. -Class A	6,799	232
Camden Property Trust	2,300	102
Digital Realty Trust, Inc. ^	2,600	106
Duke Realty Corp.	4,700	105
Hospitality Properties Trust	17,400	426
Kimco Realty Corp.	2,000	69
ProLogis ^	13,400	728
Road & Rail (1.6%)
Burlington Northern Santa Fe Corp.	2,500	250
CSX Corp.	100	6
Norfolk Southern Corp.	26,900	1,686
Union Pacific Corp.	1,600	121
Semiconductors & Semiconductor Equipment (2.2%)
Altera Corp.	11,900	246
Broadcom Corp. -Class A ‡	11,500	314
Intel Corp.	7,200	155
KLA-Tencor Corp.	6,500	264
National Semiconductor Corp.	5,100	105
NVIDIA Corp. ‡	4,200	79
Texas Instruments, Inc.	29,300	825
Xilinx, Inc. ^	37,700	952
Software (3.2%)
Adobe Systems, Inc. ‡	1,100	43
Microsoft Corp.	127,200	3,499
Oracle Corp. ‡	30,800	647
Specialty Retail (1.2%)
Abercrombie & Fitch Co. -Class A	4,400	276
Advance Auto Parts, Inc.	9,600	373
Carmax, Inc. ‡ ^	9,700	138
Dick’s Sporting Goods, Inc. ‡ ^	13,500	239
GameStop Corp. -Class A ‡	1,300	52
Limited Brands, Inc.	600	10
Lowe’s Companies, Inc.	2,100	44
Staples, Inc.	16,800	399
TJX Cos., Inc.	400	13
Textiles, Apparel & Luxury Goods (1.1%)
Coach, Inc. ‡	2,100	61
Nike, Inc. -Class B	12,700	757
Phillips-Van Heusen Corp.	1,600	59
Polo Ralph Lauren Corp. -Class A ^	2,300	144
V.F. Corp.	6,000	427
Thrifts & Mortgage Finance (0.3%)
Freddie Mac ^	18,600	305
MGIC Investment Corp.	800	5
Washington Mutual, Inc. ^	8,500	42
Tobacco (1.2%)
Altria Group, Inc.	72,500	1,491
Philip Morris International, Inc.	2,700	133
U.S. Government Agency Obligations (0.3%)
Fannie Mae ^	19,200	375
Wireless Telecommunication Services (0.1%)
Sprint Nextel Corp.	13,100	123
Total Common Stocks (cost $136,228)		130,000

	Principal
REPURCHASE AGREEMENT (1.1%)
State Street Repurchase Agreement  — 1.05%, dated 06/30/2008 to be repurchased at $1,470 on 07/01/2008	$1,470	1,470
Total Repurchase Agreement (cost $1,470)		1,470

	Shares
SECURITIES LENDING COLLATERAL (6.8%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% r —	8,959	8,959
Total Securities Lending Collateral (cost $8,959)		8,959

Total Investment Securities (cost $146,813) #		$140,573

The notes to the financial statements are an integral part of this report.

4

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts •	Date	Amount	(Depreciation)

S&P 500 Future Index	4	09/18/2008	$1,281	$(59)
			$1,281	$(59)

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $8,611.
▪	All or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated is $92.


Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.81% and maturity date of 12/25/2025, respectively, and with a market value plus accrued interest of $1,501.

—	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
r	Interest rate shown reflects the yield at June 30, 2008.
•	Contract Amounts are not in thousands.
♦	Value is less than $1.
q	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
#

Aggregate cost for federal income tax purposes is $146,813. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,118 and $16,358, respectively. Net unrealized depreciation for tax purposes is $6,240.

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities			Other Financial Instruments*
Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Total Investments in Securities
$139,011	$1,562	$—	$—	$(59)	$—	$140,573

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

5

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $146,813) (including securities loaned of $8,611)	$140,573
Receivables:
Investment securities sold	497
Interest	3
Income from loaned securities	4
Dividends	208
Variation margin	1
141,286
Liabilities:
Investment securities purchased	595
Accounts payable and accrued liabilities:
Shares redeemed	93
Management and advisory fees	88
Service fees	1
Administration fees	2
Printing and shareholder reports	16
Payable for collateral for securities on loan	8,959
Other	25
9,779
Net Assets	$131,507

Net Assets Consist of:
Capital Stock ($.01 par value)	$92
Additional paid-in capital	111,628
Undistributed net investment income	3,055
Undistributed net realized gain from investment securities, and futures	23,031
Net unrealized depreciation on:
Investment securities	(6,240)
Futures contracts	(59)
Net Assets	$131,507
Net Assets by Class:
Initial Class	$125,504
Service Class	6,003
Shares Outstanding:
Initial Class	8,759
Service Class	419
Net Asset Value and Offering Price Per Share:
Initial Class	$14.33
Service Class	14.33

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends	$1,551
Interest	4
Income from loaned securities-net	25
1,580

Expenses:
Management and advisory fees	544
Printing and shareholder reports	6
Custody fees	23
Administration fees	15
Legal fees	2
Audit fees	9
Trustees fees	2
Service fees:
Service Class	7
Other	1
Total expenses	609

Net Investment Income	971

Net Realized Loss from:
Investment securities	(254)
Futures contracts	(84)
(338)

Net Decrease in Unrealized Depreciation on:
Investment securities	(21,338)
Futures contracts	(71)
(21,409)

Net Realized and Unrealized Loss	(21,747)

Net Decrease In Net Assets Resulting from Operations	$(20,776)

The notes to the financial statements are an integral part of this report.

6

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts except share amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$971	$2,161
Net realized gain (loss) from investment securities, futures contracts	(338)	24,398
Change in net unrealized depreciation on investment securities, futures contracts	(21,409)	(17,219)
	(20,776)	9,340
Distributions to Shareholders:
From net investment income:
Initial Class	—	(2,118)
Service Class	—	(72)
	—	(2,190)
From net realized gains:
Initial Class	—	(4,690)
Service Class	—	(194)
	—	(4,884)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	1,728	10,556
Service Class	1,120	5,048
	2,848	15,604
Dividends and distributions reinvested:
Initial Class	—	6,809
Service Class	—	265
	—	7,074
Cost of shares redeemed:
Initial Class	(21,120)	(48,210)
Service Class	(1,257)	(5,095)
	(22,377)	(53,305)
Net decrease in net assets from capital share transactions	(19,529)	(30,627)
Net decrease in net assets	(40,305)	(28,361)

Net Assets:
Beginning of year	171,812	200,173
End of period/year	$131,507	$171,812
Undistributed Net Investment Income	$3,055	$2,084

Share Activity:
Shares issued:
Initial Class	113	617
Service Class	72	292
	185	909
Shares issued-reinvested from distributions:
Initial Class	—	414
Service Class	—	16
	—	430
Shares redeemed:
Initial Class	(1,379)	(2,832)
Service Class	(82)	(297)
	(1,461)	(3,129)
Net decrease in shares outstanding:
Initial Class	(1,266)	(1,801)
Service Class	(10)	11
	(1,276)	(1,790)

The notes to the financial statements are an integral part of this report.

7

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$16.43		$16.35	$14.34	$14.04	$12.75	$9.94
Investment Operations
Net investment income(a)	0.10		0.19	0.17	0.13	0.15	0.10
Net realized and unrealized gain (loss)	(2.20)		0.56	2.01	0.35	1.24	2.77
Total operations	(2.10)		0.75	2.18	0.48	1.39	2.87
Distributions
From net investment income	—		(0.21)	(0.17)	(0.18)	(0.10)	(0.06)
From net realized gains	—		(0.46)	—	—	—	—
Total distributions	—		(0.67)	(0.17)	(0.18)	(0.10)	(0.06)
Net Asset Value
End of period/year	$14.33		$16.43	$16.35	$14.34	$14.04	$12.75
Total Return(b)	(12.78	)%(c)	4.54%	15.31%	3.46%	11.02%	28.94%
Net Assets End of Period/Year (000’s)	$125,504		$164,761	$193,322	$200,857	$231,055	$233,744
Ratios and Supplemental Data
Expenses to average net assets	0.82	%(d)	0.81%	0.81%	0.83%	0.80%	0.82%
Net investment income, to average net assets	1.33	%(d)	1.13%	1.16%	0.95%	1.18%	0.91%
Portfolio turnover rate	36	%(c)	55%	55%	42%	48%	52%

For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$16.45		$16.37	$14.36	$14.08	$12.79	$10.43
Investment Operations
Net investment income(a)	0.08		0.15	0.14	0.10	0.17	0.06
Net realized and unrealized gain (loss)	(2.20)		0.56	2.00	0.35	1.19	2.31
Total operations	(2.12)		0.71	2.14	0.45	1.36	2.37
Distributions
From net investment income	—		(0.17)	(0.13)	(0.17)	(0.07)	(0.01)
From net realized gains	—		(0.46)	—	—	—	—
Total distributions	—		(0.63)	(0.13)	(0.17)	(0.07)	(0.01)
Net Asset Value
End of period/year	$14.33		$16.45	$16.37	$14.36	$14.08	$12.79
Total Return(b)	(12.89	)%(c)	4.30%	14.96%	3.20%	10.71%	22.71	%(c)
Net Assets End of Period/Year (000’s)	$6,003		$7,051	$6,851	$7,462	$6,339	$922
Ratios and Supplemental Data
Expenses to average net assets	1.07	%(d)	1.06%	1.06%	1.08%	1.06%	1.06	%(d)
Net investment income, to average net assets	1.07	%(d)	0.88%	0.91%	0.71%	1.33%	0.74	%(d)
Portfolio turnover rate	36	%(c)	55%	55%	42%	48%	52	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.

The notes to the financial statements are an integral part of this report.

8

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, JPMorgan Enhanced Index also changed its name to Transamerica JPMorgan Enhanced Index VP (“the Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Recaptured commissions during the period ended June 30, 2008 of $9 are included in net realized loss in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $8.

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.-(continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amount of open futures contracts at June 30, 2008 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities. Variation margin represents the additional payments due or excess deposits made in order to maintain the equity account at the required margin level.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

Investment advisory fees:  The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $750 million	0.74%
Over $750 million up to $1 billion	0.69%
Over $1 billion	0.65%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.84% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008.  There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

10

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.-(continued)

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $6 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $3. As of June 30, 2008, payments made related to the Emeritus Plan were $5.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.    INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$53,565
U.S. Government	92
Proceeds from maturities and sales of securities:
Long-term	72,636
U.S. Government	—

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, and REITs.

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

11

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Enhanced Index VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was slightly below the median for its peer universe for the past 1- and 3-year periods, and in line with the median for the past 5-year period.  The Trustees further noted the Fund’s low tracking error.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees and total expenses were slightly above the median for its peer group and at the median for its peer universe.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Board further noted the Advisor offers an additional breakpoint above the level offered by the Sub-Advisor.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

12

Transamerica JPMorgan Mid Cap Value VP

UNDERSTANDING YOUR FUNDS EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at  January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$910.70	0.88%	$4.18
Hypothetical (b)	1,000.00	1,020.49	0.88	4.42

Service Class
Actual	1,000.00	909.73	1.13	5.37
Hypothetical (b)	1,000.00	1,019.24	1.13	5.67

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.1%)
Aerospace & Defense (2.0%)
Alliant Techsystems, Inc. ‡ ^	40,900	$4,159
Precision Castparts Corp.	13,860	1,335
Auto Components (0.9%)
Wabco Holdings, Inc.	53,200	2,472
Beverages (1.3%)
Brown-Forman Corp. -Class B ^	47,500	3,590
Building Products (1.0%)
Owens Corning, Inc. ‡ ^	127,200	2,894
Capital Markets (2.2%)
Affiliated Managers Group, Inc. ‡ ^	27,850	2,508
Northern Trust Corp.	22,100	1,515
T. Rowe Price Group, Inc.	38,900	2,197
Chemicals (3.4%)
Albemarle Corp.	109,200	4,358
PPG Industries, Inc.	60,300	3,460
Sigma-Aldrich Corp.	31,100	1,675
Commercial Banks (4.7%)
Cullen/Frost Bankers, Inc.	64,900	3,235
M&T Bank Corp. ^	66,400	4,684
Synovus Financial Corp. ^	352,500	3,078
Wilmington Trust Corp.	78,900	2,086
Commercial Services & Supplies (1.2%)
Republic Services, Inc. -Class A	112,950	3,355
Computers & Peripherals (0.5%)
NCR Corp. ‡	56,100	1,414
Construction Materials (0.4%)
Vulcan Materials Co. ^	21,000	1,255
Containers & Packaging (1.5%)
Ball Corp.	87,400	4,172
Distributors (1.8%)
Genuine Parts Co.	128,900	5,115
Diversified Telecommunication Services (1.8%)
CenturyTel, Inc.	75,700	2,694
Windstream Corp. ^	180,460	2,227
Electric Utilities (3.5%)
American Electric Power Co., Inc.	120,300	4,840
FirstEnergy Corp.	31,000	2,552
Westar Energy, Inc.	119,000	2,560
Electrical Equipment (0.6%)
Ametek, Inc.	36,800	1,738
Electronic Equipment & Instruments (2.6%)
Amphenol Corp. -Class A	35,900	1,611
Arrow Electronics, Inc. ‡	133,100	4,089
Tyco Electronics, Ltd.	47,500	1,701
Energy Equipment & Services (1.8%)
Helix Energy Solutions Group, Inc. ‡ ^	119,500	4,976
Food & Staples Retailing (2.4%)
Safeway, Inc.	121,600	3,472
Supervalu, Inc.	103,300	3,191
Food Products (0.4%)
Dean Foods Co. ‡ ^	53,200	1,044
Gas Utilities (5.1%)
Energen Corp.	59,700	4,658
Equitable Resources, Inc.	12,000	829
Oneok, Inc.	61,600	3,008
Questar Corp.	58,700	4,170
UGI Corp.	59,800	1,717
Health Care Equipment & Supplies (0.8%)
Becton Dickinson & Co.	27,200	2,211
Health Care Providers & Services (3.9%)
Community Health Systems, Inc. ‡	106,300	3,506
Coventry Health Care, Inc. ‡	120,250	3,658
Lincare Holdings, Inc. ‡	87,800	2,493
VCA Antech, Inc. ‡	45,600	1,267
Hotels, Restaurants & Leisure (1.9%)
Burger King Holdings, Inc.	105,900	2,837
Marriott International, Inc. -Class A	95,300	2,501
Household Durables (2.1%)
Fortune Brands, Inc.	78,100	4,874
Jarden Corp. ‡	55,600	1,014
Household Products (0.8%)
Clorox Co.	44,100	2,302
Industrial Conglomerates (0.9%)
Carlisle Cos., Inc.	89,000	2,581
Insurance (9.9%)
Assurant, Inc.	86,250	5,689
Cincinnati Financial Corp.	141,525	3,595
Everest RE Group, Ltd.	53,900	4,296
Old Republic International Corp.	381,525	4,517
OneBeacon Insurance Group, Ltd. -Class A	157,847	2,774
Principal Financial Group, Inc.	65,600	2,753
W.R. Berkley Corp.	180,500	4,361
IT Services (1.8%)
Total System Services, Inc.	121,082	2,690
Western Union Co.	101,000	2,497
Machinery (1.7%)
Dover Corp.	75,200	3,638
Oshkosh Corp. ^	61,400	1,270
Media (3.6%)
Cablevision Systems Corp. -Class A ‡	116,600	2,635
Clear Channel Outdoor Holdings, Inc. -Class A ‡ ^	87,784	1,565
Lamar Advertising Co. -Class A ‡ ^	34,700	1,250
Omnicom Group, Inc.	52,800	2,370
Washington Post Co. -Class B	3,950	2,318
Multi-Utilities (4.1%)
CMS Energy Corp. ^	261,500	3,896
PG&E Corp.	109,200	4,334
Xcel Energy, Inc.	164,500	3,302
Oil, Gas & Consumable Fuels (6.4%)
CVR Energy, Inc. ‡ ^	73,000	1,405
Devon Energy Corp.	27,800	3,340
Kinder Morgan Management LLC ‡	45,805	2,467
Teekay Corp. ^	94,400	4,265
Williams Cos., Inc.	161,800	6,522

The notes to the financial statements are an integral part of this report.

2

	Shares	Value
Pharmaceuticals (1.0%)
Warner Chilcott, Ltd. -Class A ‡	157,300	$2,666
Real Estate Investment Trusts (4.6%)
Kimco Realty Corp.	46,800	1,616
Plum Creek Timber Co., Inc. ^	31,100	1,328
Public Storage, Inc. ^	44,700	3,611
Rayonier, Inc.	60,903	2,586
Regency Centers Corp. ^	12,500	739
Vornado Realty Trust	35,800	3,150
Real Estate Management & Development (1.1%)
Brookfield Properties Corp.	175,275	3,118
Software (0.8%)
Jack Henry & Associates, Inc.	108,500	2,348
Specialty Retail (5.9%)
AutoNation, Inc. ‡ ^	74,619	748
AutoZone, Inc. ‡	40,650	4,919
Sherwin-Williams Co.	30,100	1,382
Staples, Inc.	170,700	4,054
Tiffany & Co. ^	70,200	2,861
TJX Cos., Inc. ^	81,600	2,568
Textiles, Apparel & Luxury Goods (1.8%)
Columbia Sportswear Co. ^	21,000	772
V.F. Corp.	62,000	4,413
Thrifts & Mortgage Finance (1.2%)
People’s United Financial, Inc. ^	217,100	3,387
Tobacco (0.9%)
Lorillard, Inc. ‡	36,900	2,552
Water Utilities (0.4%)
American Water Works Co., Inc. ‡	53,000	1,175
Wireless Telecommunication Services (1.4%)
Telephone & Data Systems, Inc. -Class L	88,000	3,880
Total Common Stocks (cost $282,231)		270,500

	Principal
REPURCHASE AGREEMENT (3.7%)
State Street Repurchase Agreement ▪ à
1.05%, dated 06/30/2008 to be repurchased at $10,282 on 07/01/2008	$10,281	10,281
Total Repurchase Agreement (cost $10,281)		10,281

	Shares
SECURITIES LENDING COLLATERAL (17.4)%
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% r à	48,981	48,981
Total Securities Lending Collateral (cost $48,981)		48,981

Total Investment Securities (cost $341,493) #		$329,762

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $47,196.
▪

Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.88% and maturity date of 04/30/2010, respectively, and with a market value plus accrued interest of $10,490.

à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
r	Interest rate shown reflects the yield at June 30, 2008.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $341,493. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $21,961 and $33,692, respectively.  Net unrealized depreciation for tax purposes is $11,731.

DEFINITIONS:

LLC	Limited Liability Corporation

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$319,481	$10,281	$—	$329,762

The notes to the financial statements are an integral part of this report.

3

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $341,493) (including securities loaned of $47,196)	$329,762
Receivables:
Investment securities sold	1,459
Interest	4
Income from loaned securities	17
Dividends	619
331,861
Liabilities:
Investment securities purchased	570
Accounts payable and accrued liabilities:
Shares redeemed	672
Management and advisory fees	207
Administration fees	5
Printing and shareholder reports	26
Payable for collateral for securities on loan	48,981
Other	29
50,490
Net Assets	$281,371

Net Assets Consist of:
Capital Stock ($.01 par value)	$196
Additional paid-in capital	252,548
Undistributed net investment income	5,353
Undistributed net realized gain from investment securities	35,005
Net unrealized depreciation on:
Investment securities	(11,731)
Net Assets	$281,371
Net Assets by Class:
Initial Class	$281,039
Service Class	332
Shares Outstanding:
Initial Class	19,544
Service Class	23
Net Asset Value and Offering Price Per Share:
Initial Class	$14.38
Service Class	14.31

STATEMENT OF OPERATIONS For the period ended June 30, 2008 (all amounts in thousands) (unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $8)	$3,002
Interest	42
Income from loaned securities-net	96
3,140

Expenses:
Management and advisory fees	1,227
Printing and shareholder reports	16
Custody fees	25
Administration fees	30
Legal fees	4
Audit fees	9
Trustees fees	4
Service fees:
Service Class	— (a)
Other	2
Total expenses	1,317

Net Investment Income	1,823

Net Realized Gain from:
Investment securities	7,197

Net Decrease in Unrealized Depreciation on:
Investment securities	(38,554)

Net Realized and Unrealized Loss	(31,357)

Net Decrease In Net Assets Resulting from Operations	$(29,534)

(a)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

4

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,823	$3,965
Net realized gain from investment securities	7,197	28,059
Change in net unrealized depreciation on investment securities	(38,554)	(21,533)
	(29,534)	10,491
Distributions to Shareholders:
From net investment income:
Initial Class	—	(3,541)
Service Class	—	(3)
	—	(3,544)
From net realized gains:
Initial Class	—	(22,858)
Service Class	—	(29)
	—	(22,887)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	131	2,391
Service Class	—	1
	131	2,392
Dividends and distributions reinvested:
Initial Class	—	26,399
Service Class	—	32
	—	26,431
Cost of shares redeemed:
Initial Class	(26,455)	(29,503)
Service Class	(67)	(98)
	(26,522)	(29,601)
Net decrease in net assets from capital share transactions:	(26,391)	(778)
Net decrease in net assets	(55,925)	(16,718)

Net Assets:
Beginning of year	337,296	354,014
End of period/year	$281,371	$337,296
Undistributed Net Investment Income	$5,353	$3,530

Share Activity:
Shares issued:
Initial Class	9	140
Service Class	(1)	—
	8	140
Shares issued-reinvested from distributions:
Initial Class	—	1,653
Service Class	—	2
	—	1,655
Shares redeemed:
Initial Class	(1,800)	(1,751)
Service Class	(4)	(5)
	(1,804)	(1,756)
Net increase (decrease) in shares outstanding:
Initial Class	(1,791)	42
Service Class	(5)	(3)
	(1,796)	39

The notes to the financial statements are an integral part of this report.

5

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2008		2007	2006	2005		2004		2003
Net Asset Value
Beginning of period	$15.79		$16.60	$15.89	$14.81		$12.93		$9.85
Investment Operations
Net investment income(a)	0.09		0.19	0.17	0.13		0.08		0.01
Net realized and unrealized gain (loss)	(1.50)		0.29	2.39	1.22		1.81		3.08
Total operations	(1.41)		0.48	2.56	1.35		1.89		3.09
Distributions
From net investment income	—		(0.17)	(0.15)	(0.03)		(0.01)		(0.01)
From net realized gains	—		(1.12)	(1.70)	(0.24)		—		—
Total distributions	—		(1.29)	(1.85)	(0.27)		(0.01)		(0.01)
Net Asset Value
End of period/year	$14.38		$15.79	$16.60	$15.89		$14.81		$12.93
Total Return(b)	(8.93	)%(c)	2.83%	17.25%	9.15%		14.58%		31.42%
Net Assets End of Period/Year (000’s)	$281,039		$336,861	$353,498	$338,377		$295,909		$74,375
Ratios and Supplemental Data
Expenses to average net assets
After reimbursement/fee waiver	0.88	%(d)	0.87%	0.88%	0.89	%(e)	1.00	%(f)	1.00%
Before reimbursement/fee waiver	0.88	%(d)	0.87%	0.88%	0.89	%(e)	1.00	%(f)	1.02%
Net investment income, to average net assets	1.21	%(d)	1.10%	1.02%	0.82%		0.58%		0.10%
Portfolio turnover rate	15	%(c)	45%	40%	68%		109%		73%

For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,						May 1 to Dec
	June 30, 2008		2007	2006	2005		2004		31, 2003
Net Asset Value
Beginning of period	$15.73		$16.54	$15.83	$14.77		$12.92		$10.21
Investment Operations
Net investment income (loss) (a)	0.07		0.15	0.13	0.09		0.04		(0.01)
Net realized and unrealized gain (loss)	(1.49)		0.28	2.37	1.22		1.82		2.72
Total operations	(1.42)		0.43	2.50	1.31		1.86		2.71
Distributions
From net investment income	—		(0.12)	(0.09)	(0.01)		(0.01)		—
From net realized gains	—		(1.12)	(1.70)	(0.24)		—		—
Total distributions	—		(1.24)	(1.79)	(0.25)		(0.01)		—
Net Asset Value
End of period/year	$14.31		$15.73	$16.54	$15.83		$14.77		$12.92
Total Return(b)	(9.03	)%(c)	2.53%	16.96%	8.86%		14.36%		26.54	%(c)
Net Assets End of Period/Year (000’s)	$332		$435	$516	$614		$470		$310
Ratios and Supplemental Data
Expenses to average net assets
After reimbursement/fee waiver	1.13	%(d)	1.12%	1.13%	1.14	%(e)	1.25	%(f)	1.25	%(d)
Before reimbursement/fee waiver	1.13	%(d)	1.12%	1.13%	1.14	%(e)	1.25	%(f)	1.28	%(d)
Net investment income (loss), to average net assets	0.99	%(d)	0.89%	0.77%	0.59%		0.27%		(0.14	%(d)
Portfolio turnover rate	15	%(c)	45%	40%	68%		109%		73	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratio is inclusive of recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.14% for the Initial Class (see Note 2).
(f)	Ratio is inclusive of recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.07% and 0.07% for Initial Class and Service Class, respectively (see Note 2).

The notes to the financial statements are an integral part of this report.

6

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, JPMorgan Mid Cap Value also changed its name to Transamerica JPMorgan Mid Cap Value VP (“the Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Recaptured commissions during the period ended June 30, 2008 of $12 are included in net realized gain in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $28.

7

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.–(continued)

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2008:

	Net Assets	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$15,002	5.33%
Transamerica Asset Allocation-Growth VP	39,274	13.96
Transamerica Asset Allocation-Moderate Growth VP	151,000	53.66
Transamerica Asset Allocation-Moderate VP	31,926	11.35
Total	$237,202	84.30%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $100 million	0.85%
Over $100 million	0.80%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during period ended June 30, 2008. There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.–(continued)

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $13 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause and is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each TST fund on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plans are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $5. As of June 30, 2008, payments made related to the Emeritus Plan were $9.

The Emeritus Plan was terminated effective October 30, 2007. Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.    INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$44,186
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	70,795
U.S. Government	—

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and REITs.

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 5.–(continued)

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

10

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Mid Cap Value VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was below the median for its peer universe for the past 1- and 5-year periods, and in line with the median for the past 3-year period.  The Board did note that the Sub-Adviser has only managed the Fund since May 2004, that the Fund’s longer-term record was attributable to a different investment team, and that the Fund’s year-to-date performance had improved.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were at the median for its peer group but below the median for its peer universe.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offers a breakpoint, despite not receiving a matching discount from the Sub-Adviser, which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

11

Transamerica Legg Mason Partners All Cap VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at  January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$888.33	0.85%	$3.99
Hypothetical (b)	1,000.00	1,020.64	0.85	4.27

Service Class
Actual	1,000.00	887.21	1.10	5.16
Hypothetical (b)	1,000.00	1,019.39	1.10	5.52

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.7%)
Aerospace & Defense (5.7%)
Boeing Co.	52,200	$3,430
Honeywell International, Inc.	90,706	4,561
Raytheon Co.	99,590	5,605
Air Freight & Logistics (1.4%)
United Parcel Service, Inc. -Class B	55,500	3,412
Airlines (0.2%)
AirTran Holdings, Inc. ‡ ^	198,400	405
Building Products (0.3%)
Simpson Manufacturing Co., Inc. ^	28,700	681
Capital Markets (4.0%)
Franklin Resources, Inc.	10,300	944
Merrill Lynch & Co., Inc.	73,400	2,328
State Street Corp. °	97,520	6,240
Chemicals (1.8%)
Ei DU Pont de Nemours & Co.	99,200	4,255
Commercial Banks (0.2%)
Comerica, Inc.	20,000	513
Communications Equipment (3.0%)
Cisco Systems, Inc. ‡	171,212	3,983
Foundry Networks, Inc. ‡	55,000	650
Motorola, Inc.	340,100	2,496
Computers & Peripherals (2.2%)
International Business Machines Corp.	45,200	5,357
Socket Mobile, Inc. ‡	9,700	7
Consumer Finance (1.3%)
American Express Co.	80,900	3,047
Diversified Financial Services (4.9%)
Bank of America Corp.	193,452	4,618
JPMorgan Chase & Co.	206,660	7,090
Energy Equipment & Services (6.3%)
Baker Hughes, Inc.	25,600	2,236
BJ Services Co.	68,400	2,185
Halliburton Co.	77,900	4,134
Schlumberger, Ltd.	29,900	3,212
Transocean, Inc.	21,456	3,270
Food & Staples Retailing (3.0%)
Wal-Mart Stores, Inc.	128,000	7,194
Food Products (3.4%)
Kraft Foods, Inc. -Class A	111,161	3,163
Unilever PLC	69,930	1,989
Unilever PLC, ADR	108,674	3,087
Household Products (1.3%)
Kimberly-Clark Corp.	52,150	3,118
Industrial Conglomerates (1.9%)
General Electric Co.	173,400	4,628
Insurance (5.5%)
Allied World Assurance Co. Holdings, Ltd.	38,180	1,513
Chubb Corp.	159,400	7,812
CNA Surety Corp. ‡	177,800	2,247
Hartford Financial Services Group, Inc.	23,800	1,537
Internet Software & Services (1.8%)
Bridgeline Software, Inc. ‡	19,100	48
eBay, Inc. ‡	155,700	4,255
Life Sciences Tools & Services (0.9%)
ENZO Biochem, Inc. ‡ ^	196,866	2,209
Machinery (3.1%)
Caterpillar, Inc.	59,124	4,364
Dover Corp.	62,600	3,028
Media (6.1%)
News Corp. -Class B	245,800	3,773
Time Warner, Inc.	290,500	4,299
Walt Disney Co.	209,034	6,522
Metals & Mining (0.6%)
Barrick Gold Corp.	33,900	1,542
Oil, Gas & Consumable Fuels (6.1%)
Anadarko Petroleum Corp.	70,100	5,246
BP PLC ADR	21,400	1,489
Chevron Corp.	33,800	3,350
ConocoPhillips	19,300	1,822
Exxon Mobil Corp.	31,200	2,750
Paper & Forest Products (1.2%)
Weyerhaeuser Co.	57,300	2,930
Pharmaceuticals (13.1%)
Abbott Laboratories	107,268	5,682
Eli Lilly & Co.	75,500	3,485
Johnson & Johnson	92,200	5,932
Merck & Co., Inc.	80,370	3,029
Novartis AG ADR	119,400	6,572
Wyeth	140,707	6,748
Real Estate Investment Trusts (2.6%)
Annaly Capital Management, Inc. ^	401,790	6,232
Semiconductors & Semiconductor Equipment (8.1%)
Applied Materials, Inc. ^	337,400	6,441
Novellus Systems, Inc. ‡	149,900	3,176
Taiwan Semiconductor Manufacturing Co., Ltd. ADR ‡	400,128	4,365
Texas Instruments, Inc.	178,000	5,013
Verigy, Ltd. ‡	23,942	544
Software (2.9%)
Lawson Software, Inc. ‡	87,380	635
Microsoft Corp.	220,230	6,059
Wave Systems Corp. -Class A ‡ ^	188,027	186
Specialty Retail (4.1%)
Gap, Inc.	245,800	4,097
Home Depot, Inc.	198,700	4,654
Williams-Sonoma, Inc. ^	60,860	1,207
Thrifts & Mortgage Finance (0.1%)
PMI Group, Inc.	97,330	190
Wireless Telecommunication Services (2.6%)
Vodafone Group PLC ADR	215,994	6,363
Total Common Stocks (cost $224,002)		239,184

The notes to the financial statements are an integral part of this report.

2

	Principal	Value
REPURCHASE AGREEMENT (0.2%)
State Street Repurchase Agreement ° £ 1.05%, dated 06/30/2008, to be repurchased at $327 on 07/01/2008	$327	$327
Total Repurchase Agreement (cost $327)		327

	Shares	Value
SECURITIES LENDING COLLATERAL (3.3%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% ° €	7,918	7,918
Total Securities Lending Collateral (cost $7,918)		7,918

Total Investment Securities (cost $232,247) #		$247,429

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $7,273.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
£

Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61% and maturity date of 01/23/2009, respectively, and with a market value plus accrued interest of $336.

‡	Non-income producing security.
€	Interest rate shown reflects the yield at June 30, 2008.
#

Aggregate cost for federal income tax purposes is $232,247. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $39,133 and $23,951, respectively. Net unrealized appreciation for tax purposes is $15,182.

DEFINITIONS:
PLC	Public Limited Company
ADR	American Depositary Receipt

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$247,102	$327	$—	$247,429

The notes to the financial statements are an integral part of this report.

3

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $232,247) (including securities loaned of $7,273)	$247,429
Receivables:
Investment securities sold	84
Shares sold	2
Interest	1
Income from loaned securities	8
Dividends	707
248,231
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	215
Management and advisory fees	172
Service fees	2
Administration fees	4
Printing and shareholder reports	51
Payable for collateral for securities on loan	7,918
Other	28
8,390
Net Assets	$239,841

Net Assets Consist of:
Capital Stock ($.01 par value)	$195
Additional paid-in capital	174,415
Undistributed net investment income	6,041
Undistributed net realized gain from investment securities	44,008
Net unrealized appreciation on:
Investment securities	15,182
Net Assets	$239,841
Net Assets by Class:
Initial Class	$231,176
Service Class	8,665
Shares Outstanding:
Initial Class	18,755
Service Class	706
Net Asset Value and Offering Price Per Share:
Initial Class	$12.33
Service Class	12.27

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $1)	$3,216
Interest	4
Income from loaned securities-net	47
3,267

Expenses:
Management and advisory fees	1,074
Custody fees	25
Administration fees	27
Legal fees	4
Audit fees	9
Trustees fees	3
Service fees:
Service Class	12
Other	2
Total expenses	1,156
Net Investment Income	2,111

Net Realized Gain from:
Investment securities	11,734

Net Decrease in Unrealized Depreciation on:
Investment securities	(46,487)

Net Realized and Unrealized Loss	(34,753)

Net Decrease In Net Assets Resulting from Operations	$(32,642)

The notes to the financial statements are an integral part of this report.

4

STATEMENT OF CHANGES IN NET ASSETS

For the period ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$2,111	$3,934
Net realized gain from investment securities	11,734	32,903
Change in net unrealized depreciation on investment securities	(46,487)	(31,499)
	(32,642)	5,338
Distributions to Shareholders:
From net investment income:
Initial Class	—	(4,415)
Service Class	—	(149)
	—	(4,564)
From net realized gains:
Initial Class	—	(17,584)
Service Class	—	(694)
	—	(18,278)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	1,783	11,134
Service Class	686	3,259
	2,469	14,393
Dividends and distributions reinvested:
Initial Class	—	21,999
Service Class	—	843
	—	22,842
Cost of shares redeemed:
Initial Class	(36,650)	(89,664)
Service Class	(2,671)	(4,234)
	(39,321)	(93,898)
Net decrease in net assets from capital share transactions	(36,852)	(56,663)
Net decrease in net assets	(69,494)	(74,167)

Net Assets:
Beginning of year	309,335	383,502
End of period/year	$239,841	$309,335
Undistributed Net Investment Income	$6,041	$3,930

Share Activity:
Shares issued:
Initial Class	136	749
Service Class	51	220
	187	969
Shares issued-reinvested from distributions:
Initial Class	—	1,581
Service Class	—	61
	—	1,642
Shares redeemed:
Initial Class	(2,806)	(6,072)
Service Class	(206)	(292)
	(3,012)	(6,364)
Net decrease in shares outstanding:
Initial Class	(2,670)	(3,742)
Service Class	(155)	(11)
	(2,825)	(3,753)

The notes to the financial statements are an integral part of this report.

5

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$13.88		$14.73	$14.71	$14.22	$13.06	$9.70
Investment Operations
Net investment income(a)	0.11		0.16	0.18	0.10	0.07	0.04
Net realized and unrealized gain (loss)	(1.66)		(0.01)	2.26	0.48	1.12	3.36
Total operations	(1.55)		0.15	2.44	0.58	1.19	3.40
Distributions
From net investment income	—		(0.20)	(0.16)	(0.09)	(0.03)	(0.04)
From net realized gains	—		(0.80)	(2.26)	—	—	—
Total distributions	—		(1.00)	(2.42)	(0.09)	(0.03)	(0.04)
Net Asset Value
End of period/year	$12.33		$13.88	$14.73	$14.71	$14.22	$13.06
Total Return(b)	(11.17	)%(c)	1.04%	18.56%	4.08%	9.14%	35.15%
Net Assets End of Period/Year (000’s)	$231,176		$297,425	$370,692	$379,373	$611,410	$599,732
Ratios and Supplemental Data
Expenses to average net assets	0.85	%(d)	0.87%	0.88%	0.86%	0.87%	0.86%
Net investment income, to average net assets	0.79	%(d)	1.11%	1.22%	0.68%	0.53%	0.32%
Portfolio turnover rate	13	%(c)	15%	15%	33%	36%	17%

For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$13.83		$14.69	$14.68	$14.21	$13.08	$10.13
Investment Operations
Net investment income(a)	0.08		0.13	0.15	0.06	0.06	0.01
Net realized and unrealized gain (loss)	(1.64)		(0.02)	2.25	0.48	1.10	2.94
Total operations	(1.56)		0.11	2.40	0.54	1.16	2.95
Distributions
From net investment income	—		(0.17)	(0.13)	(0.07)	(0.03)	—
From net realized gains	—		(0.80)	(2.26)	—	—	—
Total distributions	—		(0.97)	(2.39)	(0.07)	(0.03)	—
Net Asset Value
End of period/year	$12.27		$13.83	$14.69	$14.68	$14.21	$13.08
Total Return(b)	(11.28	)%(c)	0.77%	18.29%	3.81%	8.90%	29.12	%(c)
Net Assets End of Period/Year (000’s)	$8,665		$11,910	$12,810	$8,680	$7,496	$1,239
Ratios and Supplemental Data
Expenses to average net assets	1.10	%(d)	1.12%	1.13%	1.11%	1.13%	1.12	%(d)
Net investment income, to average net assets	0.66	%(c)	0.86%	0.99%	0.44%	0.42%	0.14	%(d)
Portfolio turnover rate	13	%(c)	15%	15%	33%	36%	17	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.

The notes to the financial statements are an integral part of this report.

6

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Legg Mason Partners All Cap also changed its name to Transamerica Legg Mason Partners All Cap VP (the “Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Recaptured commissions during the period ended June 30, 2008 of $4 are included in net realized gain (loss) in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $14.

7

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.–(continued)

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Since the Fund invests in real estate securities, the net asset value per share may fluctuate more widely than the value of shares of a fund that invests in a broad range of industries.

Dividend income is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments.

The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser.  Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following rate:

First $500 million	0.80%
Over $500 million	0.675%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.90% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008.  There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a Distribution Plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement ,TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.–(continued)

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee.

Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $11 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, and is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $6. As of June 30, 2008, payments made related to the Emeritus Plan were $10.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$34,715
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	67,773
U.S. Government	—

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and REITs.

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

9

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Legg Mason Partners All Cap VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and ClearBridge Advisors, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was slightly above the median for its peer universe for the past 1-year period and in line with the median for the past 3- and 5-year periods.  The Board recognized the improvement of the Fund’s shorter-term performance, but noted that they would be monitoring performance closely.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were above the median for its peer group but in line with the median for its peer universe.  The Board noted that sub-advisory fees for the Fund were renegotiated for 2008.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

10

Transamerica Marsico Growth VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$871.14	0.81%	$3.77
Hypothetical (b)	1,000.00	1,020.84	0.81	4.07

Service Class
Actual	1,000.00	869.26	1.06	4.93
Hypothetical (b)	1,000.00	1,019.59	1.06	5.32

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK (0.9%)
Capital Markets (0.9%)
Lehman Brothers Holdings, Inc., 7.25% €	6,902	$5,552
Total Convertible Preferred Stock (cost $6,678)		5,552

COMMON STOCKS (91.7%)
Aerospace & Defense (6.6%)
General Dynamics Corp.	214,353	18,049
Lockheed Martin Corp.	226,054	22,302
Precision Castparts Corp.	26,064	2,512
Beverages (2.3%)
Coca-Cola Co.	133,852	6,958
Heineken NV, ADR	330,765	8,269
Biotechnology (2.9%)
Amylin Pharmaceuticals, Inc. ‡ ^	68,898	1,749
Genentech, Inc. ‡	221,569	16,817
Capital Markets (3.7%)
Goldman Sachs Group, Inc.	135,923	23,773
Chemicals (8.6%)
Air Products & Chemicals, Inc.	70,968	7,016
Monsanto Co.	192,093	24,288
Potash Corp. of Saskatchewan	48,949	11,188
Praxair, Inc.	145,084	13,673
Commercial Banks (4.8%)
Industrial & Commercial Bank of China -Class H	28,870,000	19,735
Wells Fargo & Co.	482,658	11,463
Communications Equipment (0.9%)
Nortel Networks Corp. ‡	102	1
Qualcomm, Inc.	129,779	5,758
Computers & Peripherals (3.8%)
Apple, Inc. ‡	146,905	24,598
Construction & Engineering (3.0%)
Jacobs Engineering Group, Inc. ‡	238,874	19,277
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	461,033	15,532
Electrical Equipment (0.5%)
Vestas Wind Systems ‡	25,150	3,294
Energy Equipment & Services (8.7%)
Cameron International Corp. ‡	87,370	4,836
FMC Technologies, Inc. ‡	13,880	1,068
Schlumberger, Ltd.	231,147	24,832
Transocean, Inc.	137,679	20,981
Weatherford International, Ltd. ‡	102,814	5,098
Food & Staples Retailing (3.1%)
Costco Wholesale Corp.	72,901	5,113
CVS Caremark Corp.	373,264	14,770
Gas Utilities (0.3%)
Equitable Resources, Inc.	32,407	2,238
Hotels, Restaurants & Leisure (9.8%)
Las Vegas Sands Corp. ‡ ^	200,347	9,505
McDonald’s Corp.	586,124	32,952
MGM Mirage, Inc. ‡	143,414	4,860
Starbucks Corp. ‡	69,007	1,086
Wynn Resorts, Ltd. ^	68,947	5,609
Yum! Brands, Inc.	279,732	9,816
Industrial Conglomerates (1.1%)
McDermott International, Inc. ‡	110,525	6,840
Internet Software & Services (3.7%)
Google, Inc. -Class A ‡	46,087	24,261
IT Services (6.7%)
Mastercard, Inc. -Class A	131,853	35,010
Visa, Inc. -Class A ‡	106,880	8,690
Oil, Gas & Consumable Fuels (4.8%)
Petrohawk Energy Corp. ‡	88,081	4,079
Petroleo Brasileiro SA ADR	293,974	20,822
XTO Energy, Inc.	96,329	6,600
Real Estate Management & Development (1.0%)
St Joe Co. ^	191,103	6,559
Road & Rail (6.4%)
CSX Corp.	100,155	6,291
Norfolk Southern Corp.	155,080	9,719
Union Pacific Corp.	340,746	25,726
Specialty Retail (1.1%)
Lowe’s Companies, Inc.	346,936	7,199
Wireless Telecommunication Services (5.5%)
America Movil SAB de CV Series R ADR	346,133	18,259
China Mobile, Ltd.	1,304,000	17,526
Total Common Stocks (cost $521,052)		596,597

	Principal
REPURCHASE AGREEMENT (7.4%)
State Street Repurchase Agreement ° •
1.05%, dated 06/30/2008, to be repurchased at $48,449 on 07/01/2008	$48,447	48,447
Total Repurchase Agreement (cost $48,447)		48,447

	Shares
SECURITIES LENDING COLLATERAL (3.7%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% ° €	23,889	23,889
Total Securities Lending Collateral (cost $23,889)		23,889

Total Investment Securities (cost $600,066) #		$674,485

The notes to the financial statements are an integral part of this report.

2

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $23,154.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
•

Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.12% and maturity date of 05/06/2013, respectively, and with a market value plus accrued interest of $49,417.

‡	Non-income producing security.
€	Interest rate shown reflects the yield at June 30, 2008.
#

Aggregate cost for federal income tax purposes is $600,066. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $101,726 and $27,307, respectively. Net unrealized appreciation for tax purposes is $74,419.

DEFINITIONS:

ADR                       American Depositary Receipt

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$626,038	$48,447	$—	$674,485

The notes to the financial statements are an integral part of this report.

3

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $600,066) (including securities loaned of $23,154)	$674,485
Receivables:
Shares sold	146
Interest	3
Income from loaned securities	25
Dividends	310
Dividend reclaims	50
675,019
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	256
Management and advisory fees	432
Service fees	3
Administration fees	12
Printing and shareholder reports	48
Payable for collateral for securities on loan	23,889
Other	39
24,679
Net Assets	$650,340

Net Assets Consist of:
Capital Stock ($.01 par value)	$576
Additional paid-in capital	596,811
Undistributed net investment income	4,753
Accumulated net realized loss from investment securities and foreign currency transactions	(26,219)
Net unrealized appreciation on:
Investment securities	74,419
Net Assets	$650,340
Net Assets by Class:
Initial Class	$634,934
Service Class	15,406
Shares Outstanding:
Initial Class	56,236
Service Class	1,379
Net Asset Value and Offering Price Per Share:
Initial Class	$11.29
Service Class	11.17

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $34)	$3,601
Interest	248
Income from loaned securities-net	251
4,100

Expenses:
Management and advisory fees	2,502
Printing and shareholder reports	42
Custody fees	54
Administration fees	66
Legal fees	9
Audit fees	9
Trustees fees	8
Service fees:
Service Class	20
Other	4
Total expenses	2,714

Net Investment Income	1,386

Net Realized Loss from:
Investment securities	(44,391)
Foreign currency transactions	(7)
(44,398)

Net Decrease in Unrealized Depreciation on:
Investment securities	(51,446)

Net Realized and Unrealized Loss	(95,844)
Net Decrease In Net Assets Resulting from Operations	$(94,458)

The notes to the financial statements are an integral part of this report.

4

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,386	$3,228
Net realized gain (loss) from investment securities and foreign currency transactions	(44,398)	18,919
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(51,446)	80,184
	(94,458)	102,331
Distributions to Shareholders:
From net investment income:
Initial Class	—	(162)
	—	(162)
From net realized gains:
Initial Class	—	(6,211)
Service Class	—	(143)
	—	(6,354)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	47,626	446,126
Service Class	3,792	5,826
	51,418	451,952
Dividends and distributions reinvested:
Initial Class	—	6,373
Service Class	—	143
	—	6,516
Cost of shares redeemed:
Initial Class	(27,591)	(50,232)
Service Class	(3,446)	(3,840)
	(31,037)	(54,072)
Net increase in net assets from capital share transactions	20,381	404,396
Net increase (decrease) in net assets	(74,077)	500,211

Net Assets:
Beginning of year	724,417	224,206
End of period/year	$650,340	$724,417
Undistributed Net Investment Income	$4,753	$3,367

Share Activity:
Shares issued:
Initial Class	4,054	38,823
Service Class	326	485
	4,380	39,308
Shares issued-reinvested from distributions:
Initial Class	—	552
Service Class	—	12
	—	564
Shares redeemed:
Initial Class	(2,352)	(4,269)
Service Class	(301)	(330)
	(2,653)	(4,599)
Net increase in shares outstanding:
Initial Class	1,702	35,106
Service Class	25	167
	1,727	35,273

The notes to the financial statements are an integral part of this report.

5

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$12.96		$10.88	$10.34	$9.53	$8.49	$6.72
Investment Operations
Net investment income (loss)(a)	0.02		0.07	0.02	0.01	0.01	(0.01)
Net realized and unrealized gain (loss)	(1.69)		2.13	0.53	0.81	1.03	1.78
Total operations	(1.67)		2.20	0.55	0.82	1.04	1.77
Distributions
From net investment income	—		— (b)	(0.01)	(0.01)	—	—
From net realized gains	—		(0.12)	—	—	—	—
Total distributions	—		(0.12)	(0.01)	(0.01)	—	—
Net Asset Value
End of period/year	$11.29		$12.96	$10.88	$10.34	$9.53	$8.49
Total Return(c)	(12.89	)%(d)	20.40%	5.36%	8.58%	12.25%	26.34%
Net Assets End of Period/Year (000’s)	$634,934		$707,025	$211,386	$194,775	$143,150	$135,376
Ratios and Supplemental Data
Expenses to average net assets	0.81	%(e)	0.81%	0.87%	0.88%	0.87%	0.98%
Net investment income (loss), to average net assets	0.43	%(e)	0.55%	0.17%	0.15%	0.15%	(0.19)%
Portfolio turnover rate	35	%(d)	56%	67%	66%	80%	111%

For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$12.85		$10.81	$10.28	$9.50	$8.48	$7.06
Investment Operations
Net investment income (loss)(a)	0.01		0.04	(0.01)	(0.01)	(0.01)	(0.03)
Net realized and unrealized gain (loss)	(1.69)		2.12	0.54	0.79	1.03	1.45
Total operations	(1.68)		2.16	0.53	0.78	1.02	1.42
Distributions
From net investment income	—		—	—	—	—	—
From net realized gains	—		(0.12)	—	—	—	—
Total distributions	—		(0.12)	—	—	—	—
Net Asset Value
End of period/year	$11.17		$12.85	$10.81	$10.28	$9.50	$8.48
Total Return(c)	(13.07	)%(d)	20.13%	5.16%	8.21%	12.03%	20.11	%(d)
Net Assets End of Period/Year (000’s)	$15,406		$17,392	$12,820	$12,217	$5,818	$759
Ratios and Supplemental Data
Expenses to average net assets	1.06	%(e)	1.06%	1.12%	1.13%	1.10%	1.25	%(e)
Net investment income (loss), to average net assets	0.17	%(e)	0.30%	(0.08)%	(0.12)%	(0.07)%	(0.47	)%(e)
Portfolio turnover rate	35	%(d)	56%	67%	66%	80%	111	%(d)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Rounds to less than $(0.01).
(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(d)	Not annualized.
(e)	Annualized.

The notes to the financial statements are an integral part of this report.

6

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.             ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Marsico Growth also changed its name to Transamerica Marsico Growth VP (the “Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Recaptured commissions during the period ended June 30, 2008 of $11 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short-term, interest-bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

7

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.-(continued)

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $69.

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc.  (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2008:

	Net Assets	% of Net Assets

Transamerica Asset Allocation-Conservative VP	$32,352	4.97%
Transamerica Asset Allocation-Growth VP	94,083	14.47
Transamerica Asset Allocation-Moderate Growth VP	288,375	44.34
Transamerica Asset Allocation-Moderate VP	120,694	18.56
Total	$535,504	82.34%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $250 million	0.80%
Over $250 million up to $500 million	0.75%
Over $500 million up to $1 billion	0.70%
Over $1 billion	0.60%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.-(continued)

There were no amounts recaptured during the period ended June 30, 2008 There are no amounts available for recapture at period end June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class Shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”).  Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee.  Each Trustee who is a participant in the Plan may elect that the earnings, losses, or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $30 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $3. As of June 30, 2008, payments made related to the Emeritus Plan were $5.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.    INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$240,782
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	223,081
U.S. Government	—

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, and post-October loss deferrals.

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

10

INVESTMENT ADVISORY, SUB-ADVISORY AND PORTFOLIO MANAGEMENT AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Marsico Growth VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Columbia Management Advisors, LLC (the “Sub-Adviser”) and the portfolio management agreement (the “Portfolio Management Agreement”) between the Sub-Adviser and Marsico Capital Management (“MCM”), to determine whether the agreements should be renewed.  The Board noted that the Sub-Adviser has entered into an agreement with MCM to provide portfolio management services for the Fund.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement, the Sub- Advisory Agreement and the Portfolio Management Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement, Sub-Advisory Agreement and Portfolio Management Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM, the Sub-Adviser and MCM such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser and MCM.  The Trustees also carefully considered information they had previously received from TAM, the Sub-Adviser and MCM as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory, Sub-Advisory and Portfolio Management Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and MCM to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and MCM are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and MCM for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and MCM, TAM’s management oversight process and the professional qualifications of the portfolio management team of MCM.  The Trustees determined that TAM and MCM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Trustees noted that the performance of the Fund was strong compared to its peer universe for the past 1-, 3- and 5-year periods.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and MCM, the Board concluded that TAM and MCM are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were below the medians for its peer group and peer universe and that the total expenses of the Fund were slightly above the median for its peer group but below the median for its peer universe.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and MCM from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that they had received assurances that MCM’s soft dollar trading is consistent with applicable law, including best execution requirements in particular.  The Board also noted that MCM is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements MCM may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of MCM.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

11

Transamerica MFS High Yield VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$985.12	0.79%	$3.90
Hypothetical (b)	1,000.00	1,020.93	0.79	3.97

Service Class
Actual	1,000.00	983.01	1.04	5.13
Hypothetical (b)	1,000.00	1,019.69	1.04	5.22

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Bond Credit Quality (Moody Ratings)

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by bond credit quality (Moody ratings) of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (4.3%)
Argentina Bonos
3.09%, due 08/03/2012 *	$1,303	$1,121
7.00%, due 09/12/2013	221	172
Banco Nacional de Desenvolvimento Economico E Social -144A
6.37%, due 06/16/2018	635	632
Gabonese Republic -144A
8.20%, due 12/12/2017	609	633
Indonesia Government International Bond -144A
7.75%, due 01/17/2038	1,024	963
Republic of Brazil
6.00%, due 01/17/2017	125	127
8.00%, due 01/15/2018	451	501
8.88%, due 10/14/2019	187	234
Republic of Colombia
7.38%, due 01/27/2017	376	408
Republic of Ecuador, Reg S
10.00%, due 08/15/2030 q	197	192
Republic of El Salvador, Reg S
8.25%, due 04/10/2032	700	770
Republic of Indonesia, Reg S
8.50%, due 10/12/2035	826	866
Republic of Indonesia -144A
6.88%, due 01/17/2018	323	304
Republic of Peru
6.55%, due 03/14/2037	1,003	1,015
Republic of the Philippines
9.38%, due 01/18/2017	810	938
9.50%, due 02/02/2030	211	258
Republic of Turkey
6.88%, due 03/17/2036	1,200	991
Republic of Uruguay
8.00%, due 11/18/2022	500	534
9.25%, due 05/17/2017	1,168	1,419
Republic of Venezuela
7.65%, due 04/21/2025	750	592
Republic of Venezuela, Reg S
7.00%, due 12/01/2018	392	315
Russian Federation, Reg S
12.75%, due 06/24/2028	190	339
Ukraine Government International Bond -144A
6.75%, due 11/14/2017	110	99
Total Foreign Government Obligations (cost $13,683)		13,423

MORTGAGE-BACKED SECURITIES (4.3%)
Arcap, Inc.
Series 2004-RR3, Class H-144A
6.10%, due 09/21/2045	1,515	530
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class AM
5.39%, due 10/10/2045	507	459
Banc of America Commercial Mortgage, Inc.
Series 2007-4, Class AM
5.81%, due 02/10/2051	494	452
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class AM
5.77%, due 02/10/2051	2,111	1,909
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class E
5.70%, due 07/20/2017	971	635
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class AM
5.34%, due 12/15/2039	468	420
First Union National Bank Commercial Mortgage
Series 2000-C2, Class H
6.75%, due 10/15/2032	1,305	1,091
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class AM
5.44%, due 05/15/2045	1,472	1,335
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP9, Class AM
5.37%, due 05/15/2047	752	678
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2007-CB18, Class AM
5.47%, due 06/12/2047	1,000	893
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2007-LD12, Class C
6.26%, due 02/15/2051	720	529
Merrill Lynch Mortgage Trust
Series 2007-C1, Class B
6.02%, due 06/12/2050	720	522
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-4, Class AM
5.20%, due 12/12/2049	1,592	1,421
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-7, Class AM
5.90%, due 06/12/2050	408	372
Morgan Stanley Capital I
Series 2004-RR, Class FX-144A
1.46%, due 04/28/2039 ▪	10,481	283
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class D
5.94%, due 04/15/2047	570	398
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class AM
6.10%, due 02/15/2051	1,594	1,465
Total Mortgage-Backed Securities (cost $14,274)		13,392

ASSET-BACKED SECURITIES (1.0%)
Airlie, Ltd.
Series 2006-AV3A, Class D-144A
4.70%, due 12/22/2011 * §	832	549
Babson CLO, Ltd.
Series 2006-1A, Class D-144A
4.21%, due 07/15/2018 *	785	518
Crest, Ltd.
Series 2004-1A, Class G2
7.00%, due 01/28/2040	1,422	738

The notes to the financial statements are an integral part of this report.

2

	Principal	Value
Asset-backed securities (continued)
CW Capital Cobalt, Ltd.
Series 2005-1A, Class F2-144A
6.23%, due 05/25/2045	$1,112	$549
CW Capital Cobalt, Ltd.
Series 2006-2A, Class F-144A
4.21%, due 04/26/2050 * §	500	152
CW Capital Cobalt, Ltd.
Series 2006-2A, Class G-144A
4.41%, due 04/26/2050 * §	500	137
Falcon Franchise Loan LLC
Series 2003-1, Class IO-144A
3.42%, due 01/05/2025 § ▪	3,152	325
Wachovia CRE CDO
Series 2006-1A, Class G-144A
4.15%, due 09/25/2026 * §	432	239
Total Asset-Backed Securities (cost $5,953)		3,207

CORPORATE DEBT SECURITIES (78.2%)
Aerospace & Defense (1.3%)
Bombardier, Inc. -144A
8.00%, due 11/15/2014	605	620
L-3 Communications Corp.
5.88%, due 01/15/2015	1,650	1,522
6.13%, due 01/15/2014	95	89
Vought Aircraft Industries, Inc.
8.00%, due 07/15/2011	2,010	1,870
Air Freight & Logistics (0.2%)
TGI International, Ltd. -144A
9.50%, due 10/03/2017	481	514
Airlines (0.7%)
Continental Airlines, Inc.
6.75%, due 03/15/2017	299	247
6.90%, due 01/02/2017	443	365
7.34%, due 04/19/2014	1,897	1,442
Automobiles (0.3%)
General Motors Corp.
8.38%, due 07/15/2033 ^	1,737	1,029
Building Products (1.5%)
Associated Materials, Inc.
9.75%, due 04/15/2012	485	480
Building Materials Corp. of America
7.75%, due 08/01/2014	1,065	873
Nortek, Inc.
8.50%, due 09/01/2014	1,280	819
10.00%, due 12/01/2013 -144A	700	669
Ply Gem Industries, Inc.
9.00%, due 02/15/2012 ^	2,260	1,328
11.75%, due 06/15/2013 -144A §	550	505
Capital Markets (0.7%)
Nuveen Investments, Inc. -144A
10.50%, due 11/15/2015	2,235	2,062
Chemicals (3.4%)
Braskem Finance, Ltd. -144A
7.25%, due 06/05/2018 §	270	267
JohnsonDiversey, Inc.
9.63%, due 05/15/2012	3,645	3,915
Koppers Holdings, Inc.
9.875 due 11/15/2014 q	2,279	2,062
Momentive Performance Materials, Inc.
9.75%, due 12/01/2014	495	423
11.50%, due 12/01/2016 ^	1,940	1,445
Nalco Co.
7.75%, due 11/15/2011	480	480
8.88%, due 11/15/2013	1,940	1,989
Commercial Banks (0.0%)
RSHB Capital -144A
7.13%, due 01/14/2014 §	100	99
Commercial Services & Supplies (0.5%)
Corrections Corp. of America
6.25%, due 03/15/2013	500	481
Geo Group, Inc.
8.25%, due 07/15/2013	870	887
Quebecor World Capital Corp.
6.13%, due 11/15/2013 ^ 	690	252
Construction & Engineering (0.1%)
Autopistas del Sol SA -144A
11.50%, due 05/23/2017 §	428	261
Consumer Finance (2.6%)
Ford Motor Credit Co. LLC
4.36%, due 01/15/2010 *	1,005	885
8.00%, due 12/15/2016	3,385	2,460
8.63%, due 11/01/2010	1,275	1,082
12.00%, due 05/15/2015	1,334	1,173
GMAC LLC
6.88%, due 09/15/2011	2,052	1,474
8.00%, due 11/01/2031	1,437	935
Containers & Packaging (2.1%)
Crown Americas
7.63%, due 11/15/2013	990	988
Graham Packaging Co., Inc.
9.88%, due 10/15/2014 ^	1,005	889
Graphic Packaging International Corp.
9.50%, due 08/15/2013	1,560	1,490
Greif, Inc.
6.75%, due 02/01/2017	1,025	989
Owens Brockway Glass Container, Inc.
8.25%, due 05/15/2013	1,355	1,389
Smurfit-Stone Container Enterprises,
8.00%, due 03/15/2017	1,070	856
Diversified Consumer Services (0.8%)
Service Corp. International
7.00%, due 06/15/2017	1,800	1,719
7.38%, due 10/01/2014	735	735
Diversified Financial Services (3.2%)
Bank of America Corp.
8.00%, due 01/30/2018 Ž	1,525	1,429

The notes to the financial statements are an integral part of this report.

3

	Principal	Value
Diversified Financial Services (continued)
El Paso Performance-Linked Trust -144A
7.75%, due 07/15/2011	$1,580	$1,592
Firekeepers Development Authority -144A
13.88%, due 05/01/2015 §	930	909
Hawker Beechcraft Acquisition
9.75%, due 04/01/2017 ^	1,570	1,570
Independencia International, Ltd. -144A
9.88%, due 05/15/2015 §	288	274
Isa Capital Do Brasil SA , Reg S
8.80%, due 01/30/2017	429	446
JPMorgan Chase & Co.
7.90%, due 04/30/2018 Ž	2,130	1,997
Kar Holdings, Inc.
10.00%, due 05/01/2015	1,030	865
Local TV Finance LLC -144A
9.25%, due 06/15/2015	1,010	788
Smurfit Kappa Funding PLC
7.75%, due 04/01/2015	170	155
Diversified Telecommunication Services (4.6%)
ALLTEL Corp.
7.00%, due 07/01/2012	1,554	1,585
Cincinnati Bell, Inc.
8.38%, due 01/15/2014	2,085	2,017
Citizens Communications Co.
9.25%, due 05/15/2011	1,089	1,127
Nordic Telephone Co. Holdings ApS -144A
8.88%, due 05/01/2016	785	769
Qwest Capital Funding, Inc.
7.25%, due 02/15/2011	2,370	2,299
Qwest Corp.
7.88%, due 09/01/2011	650	650
8.88%, due 03/15/2012	1,240	1,265
Virgin Media Finance PLC
9.13%, due 08/15/2016	1,290	1,210
Wind Acquisition Finance SA -144A
10.75%, due 12/01/2015	1,730	1,817
Windstream Corp.
8.63%, due 08/01/2016	1,500	1,496
Electric Utilities (2.1%)
Centrais Eletricas Brasileiras SA, Reg S
7.75%, due 11/30/2015	512	552
EEB International, Ltd. -144A
8.75%, due 10/31/2014	438	464
Enersis SA
7.38%, due 01/15/2014	511	543
Majapahit Holding BV -144A
7.25%, due 06/28/2017	262	234
Mirant North America LLC
8.30%, due 05/01/2011	800	826
Sierra Pacific Resources
8.63%, due 03/15/2014	580	608
Texas Competitive Electric Holdings Co. LLC -144A
10.25%, due 11/01/2015	3,495	3,425
Electronic Equipment & Instruments (0.8%)
Flextronics International, Ltd.
6.25%, due 11/15/2014	790	739
Innophos, Inc.
8.88%, due 08/15/2014	1,895	1,895
Energy Equipment & Services (0.7%)
Basic Energy Services, Inc.
7.13%, due 04/15/2016	1,600	1,556
Gulfmark Offshore, Inc.
7.75%, due 07/15/2014	605	610
Food & Staples Retailing (0.9%)
Aramark Corp.
8.50%, due 02/01/2015	1,810	1,774
Couche-Tard US LP/Couche-Tard
7.50%, due 12/15/2013	665	657
Stater Brothers Holdings, Inc.
7.75%, due 04/15/2015	1,065	1,057
Food Products (1.5%)
B&G Foods, Inc.
8.00%, due 10/01/2011	1,105	1,086
Dean Foods Co.
7.00%, due 06/01/2016	1,430	1,240
Del Monte Corp.
6.75%, due 02/15/2015 ^	1,205	1,148
Michael Foods, Inc.
8.00%, due 11/15/2013	1,165	1,147
Gas Utilities (0.1%)
Intergas Finance BV, Reg S
6.88%, due 11/04/2011	176	173
Health Care Equipment & Supplies (2.1%)
Biomet, Inc. -144A
10.00%, due 10/15/2017	725	774
11.63%, due 10/15/2017	2,155	2,284
Cooper Cos., Inc.
7.13%, due 02/15/2015	1,415	1,358
Universal Hospital Services, Inc.
6.30%, due 06/01/2015 *	290	271
8.50%, due 06/01/2015	1,020	1,020
VWR Funding, Inc.
10.25%, due 07/15/2015	845	780
Health Care Providers & Services (4.8%)
Community Health Systems, Inc.
8.88%, due 07/15/2015	3,005	3,024
Dasa Finance Corp. -144A
8.75%, due 05/29/2018 §	100	100
Davita, Inc.
7.25%, due 03/15/2015	2,240	2,178
HCA, Inc.
6.38%, due 01/15/2015	2,325	1,930
9.25%, due 11/15/2016	4,595	4,733
Psychiatric Solutions, Inc.
7.75%, due 07/15/2015	1,390	1,376
US Oncology, Inc.
10.75%, due 08/15/2014	1,495	1,484
Hotels, Restaurants & Leisure (5.8%)
Fontainebleau Las Vegas Capital Corp. -144A
10.25%, due 06/15/2015	2,250	1,463

The notes to the financial statements are an integral part of this report.

4

	Principal	Value
Hotels, Restaurants & Leisure (continued)
Harrah’s Operating Co., Inc.
5.38%, due 12/15/2013	$750	$459
5.50%, due 07/01/2010	920	822
10.75%, due 02/01/2016 – 02/01/2018 -144A ^	4,645	3,671
Mandalay Resort Group
9.38%, due 02/15/2010	1,050	1,050
MGM Mirage, Inc.
5.88%, due 02/27/2014	1,520	1,231
8.38%, due 02/01/2011	1,275	1,230
8.50%, due 09/15/2010	765	755
Pinnacle Entertainment, Inc.
7.50%, due 06/15/2015	2,110	1,614
Station Casinos, Inc.
6.50%, due 02/01/2014 ^	3,455	1,987
6.88%, due 03/01/2016 ^	2,540	1,387
Trump Entertainment Resorts, Inc.
8.50%, due 06/01/2015 ^	2,645	1,647
Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	800	732
Household Durables (0.1%)
Jarden Corp.
7.50%, due 05/01/2017	490	426
Household Products (0.3%)
JohnsonDiversey Holdings, Inc.
10.67%, due 05/15/2013	780	776
Independent Power Producers & Energy Traders (4.0%)
Edison Mission Energy
7.00%, due 05/15/2017	2,260	2,113
Mirant North America LLC
7.38%, due 12/31/2013	1,640	1,626
NRG Energy, Inc.
7.38%, due 02/01/2016	6,380	6,005
Reliant Energy, Inc.
6.75%, due 12/15/2014	500	510
7.88%, due 06/15/2017 ^	2,205	2,155
Industrial Conglomerates (0.2%)
AMH Holdings, Inc.
Zero coupon, due 03/01/2014 ^ q	785	518
Insurance (0.3%)
USI Holdings Corp. -144A
9.75%, due 05/15/2015	1,030	886
IT Services (1.5%)
First Data Corp. -144A
9.88%, due 09/24/2015	1,970	1,714
SunGard Data Systems, Inc.
10.25%, due 08/15/2015	2,078	2,088
Machinery (1.6%)
Allison Transmission -144A
11.00%, due 11/01/2015 ^	2,340	2,094
Blount, Inc.
8.88%, due 08/01/2012	1,035	1,035
Case New Holland, Inc.
7.13%, due 03/01/2014	1,030	1,009
Koppers, Inc.
9.88%, due 10/15/2013	590	620
Sally Holdings LLC
10.50%, due 11/15/2016 ^	310	295
Media (11.4%)
Allbritton Communications Co.
7.75%, due 12/15/2012	2,148	2,089
AMC Entertainment, Inc.
11.00%, due 02/01/2016	985	975
American Media Operations, Inc.
10.25%, due 05/01/2009 § -144A	50	40
10.25%, due 05/01/2009 ^	1,375	1,107
Bonten Media Acquisition Co. -144A
9.00%, due 06/01/2015	1,345	982
Canwest Mediaworks, LP -144A
9.25%, due 08/01/2015	450	367
CCH I LLC / CCH I Capital Corp.
11.00%, due 10/01/2015 ^	115	85
CCH II Capital Corp.
10.25%, due 09/15/2010 ^	2,535	2,453
CCO Holdings Capital Corp.
8.75%, due 11/15/2013	4,635	4,264
CSC Holdings, Inc.
6.75%, due 04/15/2012	1,275	1,198
8.50%, due 06/15/2015 -144A	365	359
Dex Media, Inc.
Zero Coupon, due 11/15/2013 q	4,095	2,928
9.88%, due 08/15/2013	1,333	1,200
DIRECTV Financing Co. -144A
7.63%, due 05/15/2016 §	1,600	1,576
Grupo Televisa SA
8.50%, due 03/11/2032	265	308
Idearc, Inc.
8.00%, due 11/15/2016	2,592	1,630
Lamar Media Corp.
6.63%, due 08/15/2015	2,205	2,007
LBI Media, Inc. -144A
8.50%, due 08/01/2017	955	735
Lin Television Corp.
6.50%, due 05/15/2013	1,320	1,208
Marquee Holdings, Inc.
12.00%, due 08/15/2014	745	585
Mediacom LLC Group
9.50%, due 01/15/2013	1,740	1,640
Newport TV -144A
13.00%, due 03/15/2017	1,780	1,566
Nexstar Broadcasting, Inc.
7.00%, due 01/15/2014	1,755	1,527
Nielsen Finance LLC
10.00%, due 08/01/2014	1,485	1,496
RH Donnelley Corp.
8.88%, due 01/15/2016	1,075	645
Univision Communications, Inc. -144A
9.75%, due 03/15/2015 ^	3,040	2,234
Young Broadcasting, Inc.
8.75%, due 01/15/2014	535	289

The notes to the financial statements are an integral part of this report.

5

	Principal	Value
Metals & Mining (3.8%)
Corp. Nacional del Cobre de Chile - Codelco, Reg S
5.63%, due 09/21/2035	$1,563	$1,384
Evraz Group SA -144A
8.88%, due 04/24/2013 §	1,023	1,024
FMG Finance Property, Ltd. -144A
10.63%, due 09/01/2016	1,715	1,998
Freeport-McMoRan Copper & Gold, Inc.
5.88%, due 04/01/2015 *	1,935	1,954
8.38%, due 04/01/2017	3,580	3,777
PNA Group, Inc.
10.75%, due 09/01/2016	1,035	1,216
Vedanta Resources PLC -144A
8.75%, due 01/15/2014 §	435	434
Oil, Gas & Consumable Fuels (9.3%)
Arch Western Finance LLC
6.75%, due 07/01/2013	1,120	1,098
Atlas Pipeline Partners, LP
8.13%, due 12/15/2015	985	968
8.75%, due 06/15/2018 -144A §	935	928
Chaparral Energy, Inc.
8.88%, due 02/01/2017	1,060	919
Chesapeake Energy Corp.
6.38%, due 06/15/2015	310	293
7.00%, due 08/15/2014	1,057	1,036
Dynegy Holdings, Inc.
7.50%, due 06/01/2015	755	696
El Paso Corp.
7.25%, due 06/01/2018	875	862
Forest Oil Corp.
7.25%, due 06/15/2019 -144A	240	230
7.25%, due 06/15/2019	900	864
GAZ Capital SA -144A
7.34%, due 04/11/2013 §	100	102
Hilcorp Energy I LP -144A
7.75%, due 11/01/2015	170	163
9.00%, due 06/01/2016	855	870
Kazmunaigaz Finance Sub BV -144A
8.38%, due 07/02/2013 §	617	615
9.13%, due 07/02/2018 §	437	434
Mariner Energy, Inc.
8.00%, due 05/15/2017	940	909
Morgan Stanley Bank AG
9.63%, due 03/01/2013 -144A	1,550	1,716
Newfield Exploration Co.
6.63%, due 09/01/2014	1,590	1,495
Opti Canada, Inc.
8.25%, due 12/15/2014	2,105	2,094
Peabody Energy Corp.
5.88%, due 04/15/2016	1,200	1,122
7.38%, due 11/01/2016	960	958
Pemex Project Funding Master Trust -144A
5.75%, due 03/01/2018	813	803
6.63%, due 06/15/2035	28	28
Petroleos de Venezuela SA, Reg S
5.25%, due 04/12/2017	568	395
Petroleum Co. of Trinidad & Tobago, Ltd. -144A
6.00%, due 05/08/2022	382	365
Plains Exploration & Production Co.
7.00%, due 03/15/2017	2,000	1,920
7.63%, due 06/01/2018	790	790
Quicksilver Resources, Inc.
7.13%, due 04/01/2016	2,400	2,235
Sandridge Energy, Inc. -144A
8.00%, due 06/01/2018	805	809
8.63%, due 04/01/2015	600	615
Southwestern Energy Co. -144A
7.50%, due 02/01/2018	860	885
Transcontinental Gas Pipe Line Corp.
7.00%, due 08/15/2011	289	301
Williams Partners, LP
7.25%, due 02/01/2017	1,405	1,405
Paper & Forest Products (1.7%)
Buckeye Technologies, Inc.
8.50%, due 10/01/2013	2,525	2,513
Georgia-Pacific LLC
7.13%, due 01/15/2017 -144A	865	813
8.00%, due 01/15/2024	495	458
Millar Western Forest Products, Ltd.
7.75%, due 11/15/2013	1,545	1,004
Newpage Corp.
10.00%, due 05/01/2012	425	430
Real Estate Management & Development (0.2%)
Newland International Properties Corp. -144A
9.50%, due 11/15/2014	869	756
Road & Rail (0.3%)
Hertz Corp.
8.88%, due 01/01/2014	965	883
Semiconductors & Semiconductor Equipment (0.6%)
Avago Technologies Finance Pte
11.88%, due 12/01/2015	770	828
Spansion, Inc. -144A
11.25%, due 01/15/2016 ^	1,540	955
Specialty Retail (1.1%)
AmeriGas Partners, LP
7.13%, due 05/20/2016	1,285	1,192
Collective Brands, Inc.
8.25%, due 08/01/2013	760	665
Inergy, LP/Inergy Finance Corp.
6.88%, due 12/15/2014	1,515	1,409
Thrifts & Mortgage Finance (0.0%)
Residential Capital LLC -144A
9.63%, due 05/15/2015 §	70	34
Trading Companies & Distributors (0.3%)
Buhrmann US, Inc.
7.88%, due 03/01/2015	795	888

The notes to the financial statements are an integral part of this report.

6

	Principal	Value
Wireless Telecommunication Services (0.7%)
Metropcs Wireless, Inc.
9.25%, due 11/01/2014	$1,685	$1,622
VIP Finance -144A
8.38%, due 04/30/2013 §	534	526
Total Corporate Debt Securities (cost $255,993)		242,462

	Shares
PREFERRED STOCK (0.7%)
Capital Markets (0.7%)
Merrill Lynch & Co., Inc., 8.63% ^ r	99,550	2,309
Total Preferred Stock (cost $2,489)		2,309

COMMON STOCKS (1.6%)
Diversified Financial Services (0.1%)
Bank of America Corp.	8,100	193
JPMorgan Chase & Co.	3,300	113
Diversified Telecommunication Services (0.2%)
Windstream Corp. ^	50,000	617
Hotels, Restaurants & Leisure (0.1%)
MGM Mirage, Inc. ‡	8,000	271
Pinnacle Entertainment, Inc. ‡ ^	14,400	151
Household Products (0.0%)
Central Garden And Pet Co. ‡	13,400	61
Independent Power Producers & Energy Traders (0.3%)
Reliant Energy, Inc. ‡	39,200	834
Media (0.7%)
Cablevision Systems Corp. -Class A ‡	12,700	287
Comcast Corp. -Class A	68,000	1,290
Time Warner Cable, Inc. -Class A ‡ ^	16,700	442
Oil, Gas & Consumable Fuels (0.0%)
Chevron Corp.	1,100	109
Paper & Forest Products (0.1%)
Louisiana-Pacific Corp. ^	14,800	126
Semiconductors & Semiconductor Equipment (0.1%)
Intel Corp.	14,600	314
Total Common Stocks (cost $6,345)		4,808

	Principal
LOAN ASSIGNMENTS (5.5%)
Airlines (0.5%)
Hawker Beechcraft Acquisition
4.70%, due 03/26/2014 *	$66	62
4.80%, due 03/26/2014 *	1,639	1,544
Auto Components (0.3%)
Federal-Mogul Corp.
4.41%, due 12/27/2014	1,231	1,034
Automobiles (0.9%)
Dayco Products, LLC *
11.42%, due 12/31/2011	1,224	511
Ford Motor Co. *
5.48%, due 12/16/2013	2,942	2,381
Commercial Services & Supplies (0.1%)
Idearc, Inc.
4.78%, due 11/17/2014 *	150	120
Diversified Telecommunication Services (0.3%)
Alltel Communications, Inc.
0.00%, due 05/16/2014	1	826
Energy Equipment & Services (0.5%)
TXU Corp.
6.26%, due 10/10/2014	1,712	1,587
Health Care Providers & Services (0.4%)
Community Health Systems, Inc.
1.00% - 4.86%, due 07/25/2014 *	519	465
HCA, Inc.
5.05%, due 11/18/2013	886	833
Hotels, Restaurants & Leisure (0.4%)
Green Valley Ranch Gaming, LLC
5.89%, due 08/16/2014	739	1,061
Independent Power Producers & Energy Traders (0.4%)
Calpine Corp.
5.69%, due 03/29/2014	1,308	1,254
IT Services (0.5%)
First Data Corp.
5.26%, due 09/24/2014	1,572	1,447
Media (0.9%)
Tribune Co.
0.00%, due 05/17/2014	1	1,385
Young Broadcasting, Inc.
5.19%, due 11/03/2012	1,188	1,082
5.25%, due 11/03/2012 §	447	406
Paper & Forest Products (0.1%)
Abitibi-bo Water Inc.
11.50%, due 03/31/2009	409	410
Specialty Retail (0.2%)
Michaels Stores, Inc.
4.87%, due 10/31/2013	613	512
Total Loan Assignments (cost $18,072)		16,920

REPURCHASE AGREEMENT (3.3%)
State Street Repurchase Agreement ° ☐
1.05%, dated 06/30/2008 to be repurchased at $10,122 on 07/01/2008	10,122	10,122
Total Repurchase Agreement (cost $10,122)		10,122

	Shares
SECURITIES LENDING COLLATERAL (8.5%)
State Street Navigator Securities Lending Trust – Prime Portfolio, 2.66% r °	26,496	26,496
Total Securities Lending Collateral (cost $26,496)		26,496

Total Investment Securities (cost $353,427) #		$333,139

The notes to the financial statements are an integral part of this report.

7

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $25,613.
*	Floating or variable rate note.
¡	IO - Interest Only.
☐	State Street Bank & Trust serves as the accounting, custody and lending agent for the Fund and provides various services on behalf of the Funds.
	In Default.
▼	Payment in Kind.
r	Interest rate shown reflects the yield at June 30, 2008.
°

Repurchase agreement excluding collateral for securities on loan is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61% and maturity date of 01/23/2009, respectively, and with a market value plus accrued interest of $10,328.

§	Illiquid. These securities aggregated to $9,936 or 3.20% of the Fund’s net assets.
‡	Non-income producing security.
Ž	The security has a perpetual maturity. The date shown is the next call date.
q	Step Bond. Interest rate may increase or decrease as the credit rating changes.
#

Aggregate cost for federal income tax purposes is $353,427. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,923 and $23,211, respectively. Net unrealized depreciation for tax purposes is $20,288.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities aggregated to $57,130 or 18.42% of the Fund’s net assets.

CDO	Collateralized Debt Obligation
LLC	Limited Liability Corporation
PLC	Public Limited Company

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$33,613	$299,526	$—	$333,139

The notes to the financial statements are an integral part of this report.

8

Transamerica MFS High Yield VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $353,427) (including securities loaned of $25,613)	$333,139
Receivables:
Investment securities sold	4,612
Shares sold	338
Interest	6,261
Income from loaned securities	15
Dividends	13
344,378
Liabilities:
Investment securities purchased	7,179
Accounts payable and accrued liabilities:
Shares redeemed	204
Management and advisory fees	194
Service fees	2
Administration fees	5
Printing and shareholder reports	31
Payable for collateral for securities on loan	26,496
Other	36
34,147
Net Assets	$310,231

Net Assets Consist of:
Capital Stock ($.01 par value)	$360
Additional paid-in capital	297,291
Undistributed net investment income	38,174
Accumulated net realized loss from investment securities, and foreign currency transactions	(5,306)
Net unrealized depreciation on:
Investment securities	(20,288)
Net Assets	$310,231

Net Assets by Class:
Initial Class	$302,246
Service Class	7,985
Shares Outstanding:
Initial Class	35,098
Service Class	920
Net Asset Value and Offering Price Per Share:
Initial Class	$8.61
Service Class	8.68

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends	$53
Interest	13,187
Income from loaned securities-net	73
13,313

Expenses:
Management and advisory fees	1,123
Printing and shareholder reports	14
Custody fees	39
Administration fees	31
Legal fees	4
Audit fees	9
Trustees fees	4
Service fees:
Service Class	11
Other	3
Total expenses	1,238

Net Investment Income	12,075

Net Realized Loss from:
Investment securities	(8,338)
Foreign currency transactions	(6)
(8,344)

Net Decrease in Unrealized Depreciation on:
Investment securities	(8,601)

Net Realized and Unrealized Loss	(16,945)

Net Decrease In Net Assets Resulting from Operations	$(4,870)

9

Transamerica MFS High Yield VP

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

(unaudited)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$12,075	$25,595
Net realized gain (loss) from investment securities and foreign currency transactions	(8,344)	3,987
Change in net unrealized depreciation on investment securities and foreign currency translation	(8,601)	(21,878)
	(4,870)	7,704
Distributions to Shareholders:
From net investment income:
Initial Class	—	(29,867)
Service Class	—	(909)
	—	(30,776)
From net realized gains:
Initial Class	—	(17)
Service Class	—	(1)
	—	(18)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	24,279	51,999
Service Class	2,748	14,511
	27,027	66,510
Dividends and distributions reinvested:
Initial Class	—	29,885
Service Class	—	909
	—	30,794
Cost of shares redeemed:
Initial Class	(26,211)	(129,018)
Service Class	(4,636)	(14,829)
	(30,847)	(143,847)

Net decrease in net assets from capital share transactions	(3,820)	(46,543)
Net decrease in net assets	(8,690)	(69,633)

Net Assets:
Beginning of year	318,921	388,554
End of period/year	$310,231	$318,921
Undistributed Net Investment Income	$38,174	$26,099

Share Activity:
Shares issued:
Initial Class	2,823	5,602
Service Class	316	1,555
	3,139	7,157
Shares issued-reinvested from distributions:
Initial Class	—	3,492
Service Class	—	105
	—	3,597
Shares redeemed:
Initial Class	(3,053)	(13,702)
Service Class	(532)	(1,578)
	(3,585)	(15,280)
Net decrease in shares outstanding:
Initial Class	(230)	(4,608)
Service Class	(216)	82
	(446)	(4,526)

10

FINANCIAL HIGHLIGHTS

(unaudited For the period ended June 30, 2008)

For a share outstanding throughout each period

	Period ended		Initial Class Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$8.74		$9.48	$9.62	$10.54	$10.28	$8.83
Investment Operations
Net investment income(a)	0.33		0.68	0.69	0.70	0.77	0.72
Net realized and unrealized gain (loss)	(0.46)		(0.52)	0.29	(0.51)	0.18	0.83
Total operations	(0.13)		0.16	0.98	0.19	0.95	1.55
Distributions
From net investment income	—		(0.90)	(1.00)	(0.85)	(0.65)	(0.10)
From net realized gains	—		— (b)	(0.12)	(0.26)	(0.04)	—
Total distributions	—		(0.90)	(1.12)	(1.11)	(0.69)	(0.10)
Net Asset Value
End of period/year	$8.61		$8.74	$9.48	$9.62	$10.54	$10.28
Total Return(c)	(1.49	)%(d)	1.85%	10.95%	1.81%	9.77%	17.74%
Net Assets End of Period/Year (000’s)	$302,246		$308,893	$378,471	$421,010	$647,277	$661,026
Ratios and Supplemental Data
Expenses to average net assets	0.79	%(e)	0.81%	0.82%	0.83%	0.82%	0.81%
Net investment income, to average net assets	7.78	%(e)	7.25%	7.16%	6.92%	7.51%	7.58%
Portfolio turnover rate	37	%(d)	70%	96%	51%	71%	64%

For a share outstanding throughout each period

	Period ended		Service Class Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$8.83		$9.56	$9.70	$10.64	$10.37	$9.48
Investment Operations
Net investment income(a)	0.32		0.66	0.67	0.68	0.75	0.50
Net realized and unrealized gain (loss)	(0.47)		(0.51)	0.29	(0.52)	0.18	0.42
Total operations	(0.15)		0.15	0.96	0.16	0.93	0.92
Distributions
From net investment income	—		(0.88)	(0.98)	(0.84)	(0.62)	(0.03)
From net realized gains	—		—(b )	(0.12)	(0.26)	(0.04)	—
Total distributions	—		(0.88)	(1.10)	(1.10)	(0.66)	(0.03)
Net Asset Value
End of period/year	$8.68		$8.83	$9.56	$9.70	$10.64	$10.37
Total Return(c)	(1.70	)%(d)	1.73%	10.62%	1.50%	9.50%	9.74	%(d)
Net Assets End of Period/Year (000’s)	$7,985		$10,028	$10,083	$7,825	$5,009	$1,270
Ratios and Supplemental Data
Expenses to average net assets	1.04	%(e)	1.06%	1.07%	1.08%	1.07%	1.03	%(e)
Net investment income, to average net assets	7.39	%(e)	7.01%	6.91%	6.66%	7.25%	7.45	%(e)
Portfolio turnover rate	37	%(d)	70%	96%	51%	71%	64	%(d)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Rounds to less than $(0.01).
(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(d)	Not annualized.
(e)	Annualized.

11

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, MFS High Yield also changed its name to Transamerica MFS High Yield VP (“The Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short-term, interest-bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $21.

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

12

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. — (continued)

Dividend income is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Loan participations/ assignments: The Fund may purchase participations/ assignments in commercial loans. Such indebtedness may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loan participations/ assignments involve risks of insolvency of the lending bank or other financial intermediaries. As such, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with the interposed bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

Unfunded Commitments: At June 30, 2008, the Fund had the following unfunded loan commitments:

	Unfunded	Unrealized
Borrower	Commitment	Depreciation
Community Health Systems, Inc.
1.00%, due 07/25/2014	$25	$(1)

The commitments are available until the maturity date of the respective security.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.    RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

13

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.— (continued)

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2008.

	Net Assets	% of Net Assets

Transamerica Asset Allocation-Conservative VP	$36,568	11.79%

Transamerica Asset Allocation-Moderate Growth VP	69,839	22.51

Transamerica Asset Allocation-Moderate VP	93,895	30.27

Total	$200,302	64.57%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $250 million	0.725%
Over $250 million up to $500 million	0.715%
Over $500 million up to $750 million	0.71%
Over $750 million up to $1 billion	0.68%
Over $1 billion	0.67%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.05% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008. There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $14 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, and is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $6. As of June 30, 2008, payments made related to the Emeritus Plan were $12.

14

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.— (continued)

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$126,944
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	109,642
U.S. Government	—

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, defaulted bonds and post October loss deferrals and structured notes.

NOTE 5. ACCOUNTING PRONOUNCEMENTS

In September 2006,  Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

15

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica MFS® High Yield VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and MFS Investment Management (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was below the median for its peer universe for the past 1- and
5-year periods, but in line with the median for the past 3-year period.  The Board noted that they would be monitoring performance closely.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were above the median for its peer group but slightly below the median for its peer universe.  The Board noted that the fees were renegotiated in 2007 and were lowered again for 2008 in order to bring fees closer to their Lipper medians.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

16

Transamerica MFS International Equity VP

UNDERSTANDING YOUR FUNDS EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$923.43	1.05%	$5.02
Hypothetical (b)	1,000.00	1,019.64	1.05	5.27

Service Class
Actual	1,000.00	921.59	1.30	6.21
Hypothetical (b)	1,000.00	1,018.40	1.30	6.52

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by region of the Fund’s total investment securities

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.2%)
Australia (0.3%)
QBE Insurance Group, Ltd.	45,450	$977
Austria (1.8%)
Erste Bank der Oesterreichischen Sparkassen AG ^	83,380	5,194
Bermuda (0.6%)
Li & Fung, Ltd.	518,000	1,561
Brazil (0.6%)
Unibanco - Uniao de Bancos Brasileiros SA GDR ‡	14,220	1,805
Canada (1.0%)
Canadian National Railway Co.	59,800	2,875
Czech Republic (0.8%)
Komercni Banka AS	9,493	2,210
France (19.3%)
Air Liquide	37,494	4,954
AXA SA	201,650	5,992
Gaz De France ^	60,960	3,921
Legrand SA	128,040	3,230
LVMH Moet Hennessy Louis Vuitton SA	105,350	11,051
Pernod-Ricard SA	39,312	4,041
Schneider Electric SA	72,110	7,795
Suez SA	55,020	3,748
Total SA	94,440	8,065
Vivendi	54,190	2,058
Germany (10.7%)
Bayer AG	78,850	6,642
Bayerische Motoren Werke AG	58,690	2,825
Deutsche Boerse AG	23,500	2,654
E.ON AG	23,090	4,662
Linde AG	55,380	7,792
Merck KGAA	41,720	5,935
India (1.1%)
Infosys Technologies, Ltd. ADR ^	45,200	1,965
Satyam Computer Services, Ltd. ADR ^	51,810	1,270
Italy (0.8%)
Intesa Sanpaolo SpA	377,927	2,154
Japan (17.3%)
AEON Credit Service Co., Ltd.	114,800	1,442
Bridgestone Corp.	125,200	1,917
Canon, Inc.	193,200	9,951
Fanuc, Ltd.	33,100	3,238
Hirose Electric Co., Ltd.	20,900	2,102
Hoya Corp.	166,900	3,865
INPEX Holdings, Inc.	459	5,802
KAO Corp.	265,000	6,962
Nomura Holdings, Inc.	89,900	1,334
Omron Corp.	95,500	2,054
Ricoh Co., Ltd.	232,000	4,193
Shin-Etsu Chemical Co., Ltd.	69,000	4,283
Tokyo Gas Co., Ltd.	297,000	1,199
Yamato Holdings Co., Ltd.	60,000	839
Korea, Republic of (1.4%)
Samsung Electronics Co., Ltd.	6,835	4,084
Mexico (1.2%)
America Movil SAB de CV Series L ADR	36,340	1,917
Grupo Modelo SAB de CV Series C	319,200	1,626
Netherlands (8.5%)
AKZO Nobel NV	21,120	1,453
Heineken NV	146,260	7,471
Royal Dutch Shell PLC	146,540	6,017
TNT NV	161,010	5,510
Wolters Kluwer NV	159,930	3,739
Singapore (1.6%)
Singapore Telecommunications, Ltd.	1,696,700	4,521
South Africa (0.5%)
MTN Group, Ltd.	92,760	1,475
Switzerland (14.5%)
Actelion, Ltd. ‡	34,932	1,876
Givaudan SA	5,570	4,993
Julius Baer Holding AG	68,965	4,672
Nestle SA	319,930	14,498
Roche Holding AG	66,310	11,978
Swiss Reinsurance	48,580	3,245
Taiwan (0.8%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR ‡	206,710	2,255
United Kingdom (14.4%)
BHP Billiton, Ltd.	73,410	2,805
Burberry Group PLC	189,400	1,707
Diageo PLC	348,010	6,399
GlaxoSmithKline PLC	176,810	3,916
HSBC Holdings PLC ‡	129,130	1,994
Ladbrokes PLC	386,070	1,973
Reckitt Benckiser Group PLC	169,060	8,563
Smiths Group PLC	184,344	3,984
Tesco PLC	266,930	1,962
William Hill PLC	490,800	3,128
WPP Group PLC	469,490	4,525
United States (2.0%)
Synthes, Inc. ‡	41,040	5,672
Total Common Stocks (cost $272,773)		282,515

	Principal
REPURCHASE AGREEMENT (0.7%)
United States (0.7%)
State Street Repurchase Agreement ¡ à
1.05%, dated 06/30/2008 to be repurchased at $2,049 on 07/01/2008	$2,049	2,049
Total Repurchase Agreement (cost $2,049)		2,049

	Shares
SECURITIES LENDING COLLATERAL (3.1%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% r à	8,739	8,739
Total Securities Lending Collateral (cost $8,739)		8,739

Total Investment Securities (cost $283,561) #		$293,303

The notes to the financial statements are an integral part of this report.

2

	Percentage of
(unaudited)	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Pharmaceuticals	9.7%	$28,471
Chemicals	8.0%	23,475
Oil, Gas & Consumable Fuels	6.8%	19,883
Beverages	6.7%	19,538
Household Products	5.3%	15,525
Food Products	4.9%	14,498
Office Electronics	4.8%	14,144
Commercial Banks	4.6%	13,357
Textiles, Apparel & Luxury Goods	4.3%	12,759
Electrical Equipment	3.8%	11,025
Media	3.5%	10,322
Insurance	3.5%	10,214
Electronic Equipment & Instruments	2.7%	8,021
Air Freight & Logistics	2.2%	6,349
Semiconductors & Semiconductor Equipment	2.2%	6,339
Capital Markets	2.0%	6,006
Health Care Equipment & Supplies	1.9%	5,673
Gas Utilities	1.7%	5,120
Hotels, Restaurants & Leisure	1.7%	5,101
Electric Utilities	1.6%	4,662
Diversified Telecommunication Services	1.5%	4,521
Industrial Conglomerates	1.4%	3,984
Multi-Utilities	1.3%	3,748
Wireless Telecommunication Services	1.2%	3,392
Machinery	1.1%	3,238
IT Services	1.1%	3,235
Road & Rail	1.0%	2,875
Automobiles	1.0%	2,825
Metals & Mining	1.0%	2,805
Diversified Financial Services	0.9%	2,654
Food & Staples Retailing	0.7%	1,962
Auto Components	0.6%	1,917
Biotechnology	0.6%	1,876
Trading Companies & Distributors	0.5%	1,561
Consumer Finance	0.5%	1,441
Investment Securities, at value	96.3%	282,516
Short-Term Investments	3.7%	10,787
Total Investments	100.0%	$293,303

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $8,373.
¡

Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.18% and maturity date of 01/01/2036, respectively, and with a market value plus accrued interest of $2,090.

à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
r	Interest rate shown reflects the yield at June 30, 2008.
#

Aggregate cost for federal income tax purposes is $283,561. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $29,820 and $20,078, respectively.  Net unrealized appreciation for tax purposes is $9,742.

DEFINITIONS:

PLC	Public Limited Company
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes to the financial statements are an integral part of this report.

3

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$291,254	$2,049	$—	$293,303

The notes to the financial statements are an integral part of this report.

4

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $283,561) (including securities loaned of $8,373)	$293,303
Foreign currency	154
Receivables:
Investment securities sold	113
Shares sold	38
Interest	1
Income from loaned securities	46
Dividends	468
Dividend reclaims	346
294,469
Liabilities:
Investment securities purchased	210
Accounts payable and accrued liabilities:
Shares redeemed	291
Management and advisory fees	232
Service fees	3
Administration fees	5
Printing and shareholder reports	52
Payable for collateral for securities on loan	8,739
Other	85
9,617
Net Assets	$284,852

Net Assets Consist of:
Capital Stock ($.01 par value)	$348
Additional paid-in capital	237,550
Undistributed net investment income	7,581
Undistributed net realized gain from investment securities and foreign currency transactions	29,587
Net unrealized appreciation on:
Investment securities	9,742
Translation of assets and liabilities denominated in foreign currencies	44
Net Assets	$284,852
Net Assets by Class:
Initial Class	$270,642
Service Class	14,210
Shares Outstanding:
Initial Class	33,012
Service Class	1,752
Net Asset Value and Offering Price Per Share:
Initial Class	$8.20
Service Class	8.11

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $725)	$5,473
Income from loaned securities-net	194
5,667

Expenses:
Management and advisory fees	1,399
Custody fees	148
Administration fees	30
Legal fees	4
Audit fees	9
Trustees fees	4
Service fees:
Service Class	18
Other	2
Total expenses	1,614

Net Investment Income	4,053

Net Realized Gain from:
Investment securities	585
Foreign currency transactions	(305)
280

Net Decrease in Unrealized Depreciation on:
Investment securities	(30,352)
Translation of assets and liabilities denominated in foreign currencies	43
(30,309)

Net Realized and Unrealized Loss	(30,029)

Net Decrease In Net Assets Resulting from Operations	$(25,976)

The notes to the financial statements are an integral part of this report.

5

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$4,053	$6,538
Net realized gain from investment securities and foreign currency transactions	280	28,349
Change in net unrealized depreciation on investment securities and foreign currency translation	(30,309)	(2,551)
	(25,976)	32,336
Distributions to Shareholders:
From net investment income:
Initial Class	—	(3,326)
Service Class	—	(106)
	—	(3,432)
From net realized gains:
Initial Class	—	(61,381)
Service Class	—	(2,229)
	—	(63,610)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	10,201	56,188
Service Class	4,109	9,548
	14,310	65,736
Dividends and distributions reinvested:
Initial Class	—	64,706
Service Class	—	2,336
	—	67,042
Cost of shares redeemed:
Initial Class	(42,142)	(114,698)
Service Class	(3,304)	(3,808)
	(45,446)	(118,506)
Net increase (decrease) in net assets from capital share transactions	(31,136)	14,272
Net decrease in net assets	(57,112)	(20,434)

Net Assets:
Beginning of year	341,964	362,398
End of period/year	$284,852	$341,964
Undistributed Net Investment Income	$7,581	$3,528

Share Activity:
Shares issued:
Initial Class	1,213	5,548
Service Class	487	971
	1,700	6,519
Shares issued-reinvested from distributions:
Initial Class	—	7,676
Service Class	—	279
	—	7,955
Shares redeemed:
Initial Class	(5,048)	(11,690)
Service Class	(401)	(399)
	(5,449)	(12,089)
Net increase (decrease) in shares outstanding:
Initial Class	(3,835)	1,534
Service Class	86	851
	(3,749)	2,385

The notes to the financial statements are an integral part of this report.

6

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

	Period ended		Initial Class Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$8.88		$10.03	$8.75	$8.61	$7.53	$6.01
Investment Operations
Net investment income (loss)(a)	0.11		0.18	0.08	0.11	0.05	0.04
Net realized and unrealized gain (loss)	(0.79)		0.63	1.88	0.92	1.03	1.48
Total operations	(0.68)		0.81	1.96	1.03	1.08	1.52
Distributions
From net investment income	—		(0.10)	(0.14)	(0.07)	—	—
From net realized gains	—		(1.86)	(0.54)	(0.82)	—	—
Total distributions	—		(1.96)	(0.68)	(0.89)	—	—
Net Asset Value
End of period/year	$8.20		$8.88	$10.03	$8.75	$8.61	$7.53
Total Return(b)	(7.66	)%(c)	9.15%	23.07%	12.86%	14.34%	25.29%
Net Assets End of Period/Year (000’s)	$270,642		$327,306	$354,278	$265,260	$235,949	$303,527
Ratios and Supplemental Data
Expenses to average net assets	1.05	%(d)	1.05%	1.07%	1.10%	1.09%	1.14	%(e)
Net investment income (loss), to average net assets	2.68	%(d)	1.77%	0.79%	1.30%	0.70%	0.58%
Portfolio turnover rate	15	%(c)	35%	138%	103%	125%	219%

For a share outstanding throughout each period

	Period ended		Service Class Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$8.80		$9.97	$8.70	$8.59	$7.52	$5.91
Investment Operations
Net investment income (loss)(a)	0.10		0.12	0.05	0.08	0.03	(0.02)
Net realized and unrealized gain (loss)	(0.79)		0.66	1.89	0.91	1.04	1.63
Total operations	(0.69)		0.78	1.94	0.99	1.07	1.61
Distributions
From net investment income	—		(0.09)	(0.13)	(0.06)	—	—
From net realized gains	—		(1.86)	(0.54)	(0.82)	—	—
Total distributions	—		(1.95)	(0.67)	(0.88)	—	—
Net Asset Value
End of period/year	$8.11		$8.80	$9.97	$8.70	$8.59	$7.52
Total Return(b)	(7.84	)%(c)	8.87%	22.92%	12.42%	14.23%	27.24	%(c)
Net Assets End of Period/Year (000’s)	$14,210		$14,658	$8,120	$3,850	$2,215	$650
Ratios and Supplemental Data
Expenses to average net assets	1.30	%(d)	1.30%	1.32%	1.35%	1.35%	1.39	%(d)
Net investment income (loss), to average net assets	2.35	%(d)	1.27%	0.55%	0.97%	0.40%	(0.51	)%(d)
Portfolio turnover rate	15	%(c)	35%	138%	103%	125%	219	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratio is inclusive of recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.14% for the Initial Class (see Note 2).

The notes to the financial statements are an integral part of this report.

7

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.                    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, MFS International Equity also changed its name to Transamerica MFS International Equity VP (“the Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $49.

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. – (continued)

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts, if any, at June 30, 2008 are listed in the Schedule of Investments.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.        RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $250 million	0.925%
Over $250 million up to $500 million	0.90%
Over $500 million up to $1 billion	0.85%
Over $1 billion	0.80%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

 1.125% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008. There are no amounts available for recapture at June 30, 2008.

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2. – (continued)

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $13 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, and is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $5. As of June 30, 2008, payments made related to the Emeritus Plan were $8.

The Emeritus Plan was terminated effective October 30, 2007. Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.        INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$44,811
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	73,769
U.S. Government	—

NOTE 4.        FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, passive foreign investment companies and post-October loss deferrals.

10

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 5.        ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

11

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica MFS International Equity VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and MFS® Investment Management (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-, 3- and 5-year periods.  The Trustees further noted that longer-term performance was attributable to a former manager and the MFS retail mutual fund managed in this style has a strong long-term track record and was a top performer in 2006.  The Board noted that they would be monitoring performance closely.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were in line with the median for its peer group and above the median for its peer universe and that the total expenses of the Fund were in line with the median for its peer group and below with the median for its peer universe, indicating competitive fees.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

12

Transamerica Money Market VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at  January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$1,014.00	0.40%	$2.00
Hypothetical (b)	1,000.00	1,022.87	0.40	2.01

Service Class
Actual	1,000.00	1,012.75	0.65	3.25
Hypothetical (b)	1,000.00	1,021.63	0.65	3.27

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Maturity Distribution (in days)

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by maturity distribution (in days) of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER (95.4%)
Commercial Banks (26.9%)
Bank of America Corp.
2.53%, due 08/19/2008	$8,000	$7,973
2.54%, due 08/05/2008	6,750	6,733
Barclays Bank PLC
2.55%, due 07/21/2008	10,350	10,335
Canadian Imperial Holdings
2.60%, due 07/15/2008	6,500	6,493
2.62%, due 08/27/2008	7,000	6,971
2.70%, due 08/05/2008	5,000	4,987
2.73%, due 08/18/2008	4,000	3,986
2.86%, due 07/03/2008	4,400	4,399
2.88%, due 07/10/2008	3,200	3,198
Royal Bank of Scotland PLC
2.63%, due 08/06/2008	7,000	6,982
2.64%, due 07/08/2008	4,600	4,598
2.66%, due 08/07/2008	12,000	11,967
2.94%, due 07/02/2008	11,050	11,049
Toronto Dominion Holdings -144A
2.40%, due 07/31/2008	12,500	12,475
2.47%, due 08/15/2008	8,500	8,474
2.48%, due 08/28/2008	13,500	13,446
UBS Finance
2.40%, due 07/17/2008	6,300	6,293
2.50%, due 07/16/2008	900	899
2.60%, due 07/14/2008	5,000	4,995
2.65%, due 08/05/2008	4,000	3,990
2.66%, due 07/07/2008	9,700	9,696
2.85%, due 07/10/2008	8,500	8,494
Wells Fargo & Co.
2.34%, due 07/31/2008	4,100	4,092
2.35%, due 07/24/2008 – 07/25/2008	15,000	14,977
2.40%, due 08/04/2008 – 08/06/2008	14,300	14,266
Computers & Peripherals (0.9%)
IBM Corp. -144A
2.19%, due 07/23/2008	6,400	6,391
Diversified Financial Services (54.3%)
Alpine Securitization Corp. -144A
2.60%, due 07/14/2008 – 08/15/2008	34,084	33,982
American Express Credit Corp.
2.39%, due 07/29/2008	13,800	13,774
2.45%, due 08/04/2008	5,200	5,188
2.47%, due 07/07/2008	11,450	11,445
2.66%, due 07/03/2008	4,000	3,999
American Honda Finance Corp.
2.22%, due 07/22/2008	9,750	9,737
2.24%, due 07/24/2008	5,700	5,692
General Electric Capital Corp.
2.30%, due 07/18/2008 – 07/22/2008	10,000	9,988
2.39%, due 08/29/2008	4,000	3,984
2.40%, due 08/04/2008	4,320	4,310
2.45%, due 07/01/2008	9,600	9,600
Goldman Sachs Group, Inc.
2.30%, due 08/01/2008 – 08/13/2008	17,950	17,907
Harley-Davidson Funding -144A
2.21%, due 07/01/2008	5,000	5,000
International Lease Finance Corp.
2.75%, due 08/14/2008	2,300	2,292
2.82%, due 08/15/2008	8,800	8,769
2.90%, due 08/25/2008 – 08/26/2008	22,700	22,599
Merrill Lynch & Co., Inc.
2.81%, due 08/18/2008 – 08/21/2008	28,000	27,891
Old Line Funding LLC -144A
2.59%, due 08/04/2008	12,300	12,270
2.70%, due 07/14/2008	6,800	6,793
2.72%, due 07/09/2008	13,350	13,342
Rabobank USA Finance
2.35%, due 07/07/2008	2,600	2,599
2.41%, due 08/05/2008	9,750	9,727
2.45%, due 08/20/2008	4,500	4,485
2.48%, due 08/04/2008	5,000	4,988
2.55%, due 07/09/2008	12,300	12,293
Ranger Funding Co. LLC -144A
2.60%, due 08/11/2008	5,200	5,185
2.67%, due 07/03/2008 – 07/11/2008	13,000	12,996
Sheffield Receivables Corp. -144A
2.77%, due 08/11/2008	12,000	11,962
2.79%, due 07/23/2008	11,300	11,281
State Street Corp. à
2.33%, due 08/08/2008	9,500	9,477
2.35%, due 07/08/2008	18,900	18,892
Toyota Motor Credit Co.
2.25%, due 07/15/2008 – 07/16/2008	25,950	25,927
2.30%, due 07/21/2008	4,200	4,195
2.40%, due 07/14/2008	1,000	999
Unilever Capital -144A
2.45%, due 09/29/2008	9,850	9,790
2.47%, due 10/01/2008	5,950	5,912
2.55%, due 10/02/2008	7,600	7,550
Electronic Equipment & Instruments (0.5%)
Emerson Electric Co. -144A
2.25%, due 07/10/2008	3,350	3,348
Food Products (0.2%)
Nestle Capital Corp. -144A
2.16%, due 07/07/2008	1,450	1,450
Health Care Equipment & Supplies (4.7%)
Medtronic, Inc. -144A
2.20%, due 07/10/2008	20,500	20,489
2.22%, due 07/18/2008	13,250	13,236

The notes to the financial statements are an integral part of this report.

2

	Principal	Value
Insurance (4.7%)
Prudential Funding Corp.
2.25%, due 07/17/2008	$2,975	$2,972
2.30%, due 07/30/2008	13,050	13,026
2.33%, due 07/23/2008 – 07/28/2008	17,400	17,373
Metals & Mining (1.1%)
BHP Billiton Finance, Ltd. -144A
2.15%, due 07/11/2008	8,100	8,095
Multiline Retail (2.1%)
Wal-Mart Funding -144A
2.55%, due 07/17/2008	15,000	14,983
Total Commercial Paper (cost $679,951)		679,951

CERTIFICATES OF DEPOSIT (4.0%)
Commercial Banks (4.0%)
Bank of Scotland PLC
2.50%, due 07/29/2008	4,000	4,000
2.58%, due 08/14/2008	6,500	6,500
2.78%, due 08/12/2008 – 08/13/2008	17,500	17,500
Total Certificates of Deposit (cost $28,000)		28,000

REPURCHASE AGREEMENT (0.0%)
State Street Repurchase Agreement à •
1.05%, dated 06/30/2008, to be repurchased at $188 on 07/01/2008	188	188
Total Repurchase Agreement (cost $188)		188

Total Investment Securities (cost $708,139) #		$708,139

NOTES TO SCHEDULE OF INVESTMENTS:

State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
•

Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.81% and maturity date of 12/25/2025, respectively, and with a market value plus accrued interest of $195.

#	Aggregate cost for federal income tax purposes is $708,139.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities aggregated to $238,450 or 33.46% of the Fund’s net assets.

LLC	Limited Liability Corporation
PLC	Public Limited Company

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 4 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$—	$708,139	$—	$708,139

The notes to the financial statements are an integral part of this report.

3

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $708,139)	$708,139
Receivables:
Shares sold	4,917
Interest	124
713,180
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	133
Management and advisory fees	204
Service fees	30
Administration fees	12
Printing and shareholder reports	58
Other	26
463
Net Assets	$712,717

Net Assets Consist of:
Capital Stock ($.01 par value)	$7,127
Additional paid-in capital	705,590
Net Assets	$712,717
Net Assets by Class:
Initial Class	$558,335
Service Class	154,382
Shares Outstanding:
Initial Class	558,335
Service Class	154,382
Net Asset Value and Offering Price Per Share:
Initial Class	$1.00
Service Class	1.00

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	11,262

Expenses:
Management and advisory fees	1,236
Printing and shareholder reports	40
Custody fees	33
Administration fees	71
Legal fees	9
Audit fees	9
Trustees fees	9
Service fees:
Service Class	165
Other	4
Total expenses	1,576

Net Investment Income	9,686

Net Increase In Net Assets Resulting from Operations	$9,686

The notes to the financial statements are an integral part of this report.

4

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase in Net Assets From:
Operations:
Net investment income	$9,686	$27,311
	9,686	27,311
Distributions to Shareholders:
From net investment income:
Initial Class	(8,039)	(23,783)
Service Class	(1,647)	(3,528)
	(9,686)	(27,311)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	278,732	607,016
Service Class	136,753	208,265
	415,485	815,281
Dividends and distributions reinvested:
Initial Class	8,040	23,905
Service Class	1,646	3,539
	9,686	27,444
Cost of shares redeemed:
Initial Class	(224,330)	(589,813)
Service Class	(78,720)	(160,763)
	(303,050)	(750,576)
Net increase in net assets from capital share transactions	122,121	92,149
Net increase in net assets	122,121	92,149

Net Assets:
Beginning of year	590,596	498,447
End of period/year	$712,717	$590,596
Undistributed Net Investment Income	$—	$—

Share Activity:
Shares issued:
Initial Class	278,732	607,017
Service Class	136,753	208,265
	415,485	815,282
Shares issued-reinvested from distributions:
Initial Class	8,040	23,905
Service Class	1,646	3,539
	9,686	27,444
Shares redeemed:
Initial Class	(224,330)	(589,813)
Service Class	(78,720)	(160,764)
	(303,050)	(750,577)
Net increase in shares outstanding:
Initial Class	62,442	41,109
Service Class	59,679	51,040
	122,121	92,149

The notes to the financial statements are an integral part of this report.

5

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

	Period ended		Initial Class Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net investment income(a)	0.01		0.05	0.05	0.03	0.01	0.01
Total operations	0.01		0.05	0.05	0.03	0.01	0.01
Distributions
From net investment income	(0.01)		(0.05)	(0.05)	(0.03)	(0.01)	(0.01)
Total distributions	(0.01)		(0.05)	(0.05)	(0.03)	(0.01)	(0.01)
Net Asset Value
End of period/year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(b)	1.40	%(c)	4.91%	4.74%	2.89%	0.99%	0.81%
Net Assets End of Period/Year (000’s)	$558,335		$495,893	$454,784	$347,350	$496,821	$597,512
Ratios and Supplemental Data
Expenses to average net assets	0.40	%(d)	0.40%	0.40%	0.40%	0.39%	0.38%
Net investment income, to average net assets	2.80	%(d)	4.88%	4.69%	2.84%	1.00%	0.78%

For a share outstanding throughout each period

	Period ended		Service Class Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net investment income(a)	0.01		0.05	0.04	0.03	0.01	—
Total operations	0.01		0.05	0.04	0.03	0.01	—
Distributions
From net investment income	(0.01)		(0.05)	(0.04)	(0.03)	(0.01)	—
Total distributions	(0.01)		(0.05)	(0.04)	(0.03)	(0.01)	—
Net Asset Value
End of period/year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(b)	1.27	%(c)	4.65%	4.48%	2.63%	0.72%	0.30	%(c)
Net Assets End of Period/Year (000’s)	$154,382		$94,703	$43,663	$29,402	$18,930	$6,591
Ratios and Supplemental Data
Expenses to average net assets	0.65	%(d)	0.65%	0.65%	0.65%	0.64%	0.64	%(d)
Net investment income, to average net assets	2.49	%(d)	4.62%	4.47%	2.69%	0.87%	0.44	%(d)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.

The notes to the financial statements are an integral part of this report.

6

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Transamerica Money Market also changed its name to Transamerica Money Market VP (the “Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Securities valuations: As permitted under Rule 2a-7 of the 1940 Act, the securities held by the Fund are valued on the basis of amortized cost, which approximates market value.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends to shareholders are declared daily and reinvested monthly.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Management, LLC (“TIM”) is an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2008:

	Net Assets	% of Net Assets

Transamerica Asset Allocation-Conservative VP	$12,956	1.82%

Transamerica Asset Allocation-Growth VP	134	0.02

Transamerica Asset Allocation-Moderate Growth VP	9,180	1.29

Transamerica Asset Allocation-Moderate VP	14,355	2.01

Total	$36,625	5.14%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following rate:

0.35% of average daily net assets

7

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.–(continued)

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.57% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008. There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses, or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $32 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, and is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $7. As of June 30, 2008, payments made related to the Emeritus Plan were $12.

The Emeritus Plan was terminated effective October 30, 2007. Upon termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, distributions payable.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 4.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

9

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Money Market VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was strong compared to its peer universe over the past 1-, 3- and 5-year periods.  The Board also noted that the Fund performed above the median for its peer universe over the past 10-year period.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees and total expenses were above the medians for its peer group and peer universe, indicating competitive fees.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser, and the nature of the Fund.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board considered the specific reasons for the absence of breakpoints, and concluded that the absence of breakpoints was acceptable under the circumstances.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

10

Transamerica Munder Net50 VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at  January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$866.73	0.98%	$4.55
Hypothetical (b)	1,000.00	1,019.99	0.98	4.92

Service Class
Actual	1,000.00	865.47	1.23	5.70
Hypothetical (b)	1,000.00	1,018.75	1.23	6.17

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.9%)
Commercial Services & Supplies (2.1%)
51Job, Inc. ADR ‡	39,500	$724
Monster Worldwide, Inc. ‡	70,900	1,461
Communications Equipment (11.3%)
Ciena Corp. ‡	30,000	695
Cisco Systems, Inc. ‡ ^	187,300	4,358
Juniper Networks, Inc. ‡	116,000	2,573
Qualcomm, Inc.	48,700	2,161
Research In Motion, Ltd. ‡	15,100	1,765
Computers & Peripherals (4.8%)
Apple, Inc. ‡	24,000	4,019
EMC Corp. ‡	58,500	859
Hotels, Restaurants & Leisure (1.3%)
Ctrip.com International, Ltd. ADR	29,600	1,355
Insurance (1.0%)
Ehealth, Inc. ‡ ^	58,000	1,024
Internet & Catalog Retail (12.3%)
Amazon.Com, Inc. ‡	40,000	2,933
Drugstore.com, Inc. ‡	427,800	813
Expedia, Inc. ‡	89,669	1,648
IAC/InterActiveCorp ‡	122,000	2,352
NetFlix, Inc. ‡ ^	35,400	923
PetMed Express, Inc. ‡	136,500	1,672
priceline.com, Inc. ‡ ^	19,250	2,223
Internet Software & Services (43.7%)
Akamai Technologies, Inc. ‡ ^	105,800	3,681
Baidu.com, ADR ‡ ^	11,450	3,583
Bidz.com, Inc. ‡ ^	107,000	932
Digital River, Inc. ‡ ^	82,100	3,167
eBay, Inc. ‡	138,800	3,793
Gmarket, Inc., ADR ‡	29,800	611
Google, Inc. -Class A ‡	8,250	4,343
Greenfield Online, Inc. ‡	65,000	970
GSI Commerce, Inc. ‡ ^	125,300	1,708
Knot, Inc. ‡	62,400	610
Mercadolibre, Inc. ‡	14,500	500
Move, Inc. ‡	999,330	2,329
Napster, Inc. ‡	636,600	904
NetEase.com ADR ‡ ^	52,200	1,137
Omniture, Inc. ‡	90,500	1,681
SINA Corp. ‡	56,600	2,408
Sohu.com, Inc. ‡ ^	20,100	1,416
Techtarget, Inc. ‡ ^	106,000	1,119
Tencent Holdings, Ltd. ‡	104,000	804
TheStreet.com, Inc.	145,100	945
Valueclick, Inc. ‡	52,900	801
VeriSign, Inc. ‡ ^	74,800	2,828
WebMD Health Corp. -Class A ‡ ^	41,600	1,161
Yahoo!, Inc. ‡	156,600	3,235
Media (1.0%)
Time Warner, Inc.	71,000	1,051
Semiconductors & Semiconductor Equipment (2.8%)
Broadcom Corp. -Class A ‡	42,500	1,160
Silicon Motion Technology Corp. ADR ‡ ^	71,500	1,033
Stmicroelectronics NV -Class Y	60,000	620
Software (16.6%)
Check Point Software Technologies ‡	86,500	2,048
McAfee, Inc. ‡	48,000	1,633
Microsoft Corp.	152,600	4,198
Oracle Corp. ‡	53,800	1,130
Red Hat, Inc. ‡	42,700	884
Salesforce.com, Inc. ‡	26,700	1,822
Shanda Interactive Entertainment, Ltd. ADR ‡	31,500	855
Sourceforge, Inc. ‡ ^	701,900	1,123
Symantec Corp. ‡	98,000	1,896
Synopsys, Inc. ‡	32,000	765
The9, Ltd. ADR ‡ ^	28,000	632
Total Common Stocks (cost $105,837)		99,074

	Principal
REPURCHASE AGREEMENT (2.8%)
State Street Repurchase Agreement —
1.05%, dated 06/30/2008, to be repurchased at $2,866 on 07/01/2008	$2,865	2,865
Total Repurchase Agreement (cost $2,865)		2,865

	Shares

SECURITIES LENDING COLLATERAL (24.1%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% €	24,662	24,662
Total Securities Lending Collateral (cost $24,662)		24,662

Total Investment Securities (cost $133,364) #		$126,601

The notes to the financial statements are an integral part of this report.

2

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $23,532.
State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
—

Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.12% and maturity date of 05/06/2013, respectively, and with a market value plus accrued interest of $2,923.

‡	Non-income producing security.
€	Interest rate shown reflects the yield at June 30, 2008.
#

Aggregate cost for federal income tax purposes is $133,364. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8,089 and $14,852, respectively. Net unrealized depreciation for tax purposes is $6,763.

DEFINITIONS:

ADR     American Depositary Receipt

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$123,736	$2,865	$—	$126,601

The notes to the financial statements are an integral part of this report.

3

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $133,364) (including securities loaned of $23,532)	$126,601
Receivables:
Investment securities sold	524
Shares sold	21
Interest	1
Income from loaned securities	56
Dividends	10
127,213
Liabilities:
Investment securities purchased	26
Accounts payable and accrued liabilities:
Shares redeemed	154
Management and advisory fees	86
Service fees	1
Administration fees	2
Printing and shareholder reports	12
Payable for collateral for securities on loan	24,662
Other	19
24,962
Net Assets	$102,251

Net Assets Consist of:
Capital Stock ($.01 par value)	$100
Additional paid-in capital	83,506
Accumulated net investment loss	(274)
Undistributed net realized gain from investment securities and foreign currency transactions	25,682
Net unrealized depreciation on: Investment securities	(6,763)
Net Assets	$102,251
Net Assets by Class:
Initial Class	$99,456
Service Class	2,795
Shares Outstanding:
Initial Class	9,746
Service Class	277
Net Asset Value and Offering Price Per Share:
Initial Class	$10.21
Service Class	10.10

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $1)	$106
Income from loaned securities-net	141
247
Expenses:
Management and advisory fees	474
Printing and shareholder reports	4
Custody fees	15
Administration fees	10
Legal fees	1
Audit fees	9
Trustees fees	1
Service fees:
Service Class	4
Other	1
Total expenses	519

Net Investment Loss	(272)

Net Realized Gain from:
Investment securities	1,403
Foreign currency transactions	2
1,405

Net Decrease in Unrealized Depreciation on:
Investment securities	(17,522)

Net Realized and Unrealized Loss	(16,117)

Net Decrease In Net Assets Resulting from Operations	$(16,389)

The notes to the financial statements are an integral part of this report.

4

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(272)	$(711)
Net realized gain from investment securities and foreign currency transactions	1,405	25,173
Change in net unrealized depreciation on investment securities and foreign currency translation	(17,522)	(6,486)
	(16,389)	17,976
Distributions to Shareholders:
From net realized gains:
Initial Class	—	(2,767)
Service Class	—	(111)
	—	(2,878)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	14,246	13,775
Service Class	496	2,655
	14,742	16,430
Dividends and distributions reinvested:
Initial Class	—	2,767
Service Class	—	111
	—	2,878
Cost of shares redeemed:
Initial Class	(16,005)	(19,215)
Service Class	(2,206)	(1,460)
	(18,211)	(20,675)
Net decrease in net assets from capital share transactions	(3,469)	(1,367)
Net increase (decrease) in net assets	(19,858)	13,731

Net Assets:
Beginning of year	122,109	108,378
End of period/year	$102,251	$122,109
Accumulated Net Investment Loss	$(274)	$(2)

Share Activity:
Shares issued:
Initial Class	1,370	1,205
Service Class	46	232
	1,416	1,437
Shares issued-reinvested from distributions:
Initial Class	—	252
Service Class	—	10
	—	262
Shares redeemed:
Initial Class	(1,551)	(1,706)
Service Class	(213)	(128)
	(1,764)	(1,834)
Net decrease in shares outstanding:
Initial Class	(181)	(249)
Service Class	(167)	114
	(348)	(135)

The notes to the financial statements are an integral part of this report.

5

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2008		2007		2006		2005	2004		2003
Net Asset Value	$11.78		$10.32		$10.32		$9.55	$8.28		$4.97
Beginning of period
Investment Operations	(0.03)		(0.07)		0.01		(0.06)	(0.05)		(0.06)
Net investment income (loss)(a)	(1.54)		1.81		(0.01)		0.83	1.32		3.37
Net realized and unrealized gain (loss)	(1.57)		1.74		—		0.77	1.27		3.31
Total operations
Distributions	—		(0.28)		—		—	—		—
From net realized gains	—		(0.28)		—		—	—		—
Total distributions
Net Asset Value	$10.21		$11.78		$10.32		$10.32	$9.55		$8.28
End of period/year	(13.33	)%(c)	17.04%		—	%(d)	8.06%	15.34%		66.60%
Total Return(b)	$99,456		$116,929		$105,005		$113,452	$100,139		$74,941
Net Assets End of Period/Year (000’s)
Ratios and Supplemental Data
Expenses to average net assets
After reimbursement/fee waiver	0.98	%(e)	0.99	%(f)	1.00	%(g)	1.00%	1.00	%(h)	1.00%
Before reimbursement/fee waiver	0.98	%(e)	0.99	%(f)	1.00	%(g)	1.02%	1.00	%(h)	1.08%
Net investment income (loss), to average net assets	(0.51	)%(e)	(0.60)%		0.07%		(0.62)%	(0.55)%		(0.88)%
Portfolio turnover rate	47	%(c)	94%		72%		96%	34%		29%

For a share outstanding throughout each period

	Period ended		Service Class Year Ended December 31,							May 1 to Dec
	June 30, 2008		2007		2006		2005	2004		31, 2003
Net Asset Value	$11.67		$10.23		$10.26		$9.52	$8.28		$5.94
Beginning of period
Investment Operations	(0.04)		(0.08)		(0.02)		(0.08)	(0.06)		(0.06)
Net investment income (loss)(a)	(1.53)		1.78		(0.01)		0.82	1.30		2.40
Net realized and unrealized gain (loss)	(1.57)		1.70		(0.03)		0.74	1.24		2.34
Total operations
Distributions	—		(0.26)		—		—	—		—
From net realized gains	—		(0.26)		—		—	—		—
Total distributions
Net Asset Value	$10.10		$11.67		$10.23		$10.26	$9.52		$8.28
End of period/year	(13.45	)%(c)	16.80%		(0.29)%		7.77%	14.98%		39.39	%(c)
Total Return(b)	$2,795		$5,180		$3,373		$3,179	$2,771		$750
Net Assets End of Period/Year (000’s)
Ratios and Supplemental Data
Expenses to average net assets
After reimbursement/fee waiver	1.23	%(e)	1.24	%(f)	1.25	%(g)	1.25%	1.25	%(h)	1.25	%(e)
Before reimbursement/fee waiver	1.23	%(e)	1.24	%(f)	1.25	%(g)	1.27%	1.25	%(h)	1.38	%(e)
Net investment income (loss), to average net assets	(0.75	)%(e)	(0.70)%		(0.23)%		(0.87)%	(0.68)%		(1.14	)%(e)
Portfolio turnover rate	47	%(c)	94%		72%		96%	34%		29	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Rounds to less than 0.01%.
(e)	Annualized.
(f)	Ratio is inclusive of recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.01% and 0.01% for Initial Class and Service Class, respectively (See Note 2).
(g)	Ratio is inclusive of recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.02% and 0.02% for Initial Class and Service Class, respectively (See Note 2).
(h)	Ratio is inclusive of recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.01% and 0.01% for Initial Class and Service Class, respectively (See Note 2).

The notes to the financial statements are an integral part of this report.

6

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Munder Net50 also changed its name to Transamerica Munder Net50 VP (the “Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Recaptured commissions during the period ended June 30, 2008 of $35 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short-term, interest-bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $58.

7

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.-(continued)

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.      RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc.  (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2008:

	Net Assets	% of Net Assets

Transamerica Asset Allocation-Conservative VP	$1,545	1.51

Transamerica Asset Allocation-Growth VP	27,172	26.57

Transamerica Asset Allocation-Moderate Growth VP	34,647	33.89

Transamerica Asset Allocation-Moderate VP	12,540	12.26

Total	$75,904	74.23%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following rate:

0.90% of average daily net assets

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts recaptured during the period ended June 30, 2008.  There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.-(continued)

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses, or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $5 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $1. As of June 30, 2008, payments made related to the Emeritus Plan were $4.

The Emeritus Plan was terminated effective October 30, 2007. Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$49,183
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	55,401
U.S. Government	—

NOTE 4.      FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.  Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.      ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 5.-(continued)

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

10

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Munder Net50 VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Munder Capital Management (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was below the median for its peer universe for the past 1- and 3-year periods, but was strong compared to its peer universe for the past 5-year period, indicating competitive longer-term performance.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were above the median for its peer group but below the median for its peer universe.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board considered the specific reasons for the absence of breakpoints, and concluded that the absence of breakpoints was acceptable under the circumstances.  The Trustees noted that noted that TAM has requested a fee reduction from the Sub-Adviser and will continue to strive for lower fees over time.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

11

Transamerica PIMCO Total Return VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at  January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$994.85	0.69%	$3.42
Hypothetical (b)	1,000.00	1,021.43	0.69	3.47

Service Class
Actual	1,000.00	993.15	0.94	4.66
Hypothetical (b)	1,000.00	1,020.19	0.94	4.72

(a) Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b) 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Asset Type

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by asset type of the Fund’s total investment securities.

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (1.7%)
U.S. Treasury Bond
4.38%, due 02/15/2038 ^	$19,900		$19,397
U.S. Treasury Inflation Indexed Bond
2.38%, due 01/15/2025 – 01/15/2027		2,716	2,847
U.S. Treasury Inflation Indexed Note
3.00%, due 07/15/2012		1,338	1,469
Total U.S. Government Obligations (cost $23,529)			23,713

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.2%)
Federal Home Loan Bank Discount Zero Coupon, due 07/01/2008		3,000	3,000
Total Short-Term U.S. Government Obligations (cost $3,000)			3,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (73.7%)
Fannie Mae
4.00%, due 08/01/2013 – 01/01/2014		3,581	3,527
4.50%, due 03/01/2010 – 03/25/2017		1,385	1,391
4.71%, due 09/01/2035 *		4,232	4,258
4.73%, due 06/01/2043 *		519	519
4.77%, due 05/01/2035 – 08/01/2035 *		5,883	5,918
5.00%, due 02/01/2018 – 03/01/2036		119,356	116,329
5.50%, due 03/01/2016 – 03/01/2038		310,598	307,536
6.00%, due 01/01/2017 – 05/01/2038		154,819	156,388
6.24%, due 01/01/2028 *		107	108
6.40%, due 08/01/2036 *		1,626	1,669
6.50%, due 05/01/2032 – 06/17/2038		14,068	14,487
Fannie Mae, TBA
5.00%, due 08/01/2021 – 07/01/2036		28,300	27,163
5.50%, due 07/01/2023 – 07/01/2037		31,600	31,418
6.00%, due 07/01/2037		101,600	102,489
6.50%, due 07/01/2037		1,000	1,029
Freddie Mac
2.82%, due 12/15/2029 *		128	127
4.25%, due 09/15/2024		1,442	1,446
4.50%, due 10/01/2013 – 06/15/2017		4,015	4,023
4.74%, due 09/01/2035 *		3,870	3,913
4.99%, due 10/25/2044 *		2,902	2,822
5.00%, due 08/15/2016 – 05/15/2026		30,658	31,039
5.30%, due 09/01/2035 *		3,365	3,412
5.45%, due 08/01/2023 *		117	117
5.50%, due 03/15/2017		528	540
6.50%, due 07/25/2043		163	167
Freddie Mac, TBA
5.50%, due 07/01/2038		154,800	152,478
Ginnie Mae
5.50%, due 11/15/2032 – 02/15/2036		17,006	16,960
6.50%, due 02/15/2029 – 06/20/2032		279	290
Ginnie Mae, TBA
6.00%, due 07/01/2038		8,000	8,120
6.50%, due 07/01/2038		38,000	39,247
Total U.S. Government Agency Obligations (cost $1,040,000)			1,038,930

FOREIGN GOVERNMENT OBLIGATIONS (4.7%)
Bundesrepublik Deutschland
4.25%, due 07/04/2039	EUR	5,700	8,180
4.75%, due 07/04/2034	EUR	17,700	27,402
5.50%, due 01/04/2031	EUR	8,800	14,970
Hong Kong Government -144A
5.13%, due 08/01/2014	$2,700		2,728
Korea Expressway Corp. -144A
5.13%, due 05/20/2015		850	798
Republic of Brazil
10.25%, due 01/10/2028	BRL	2,800	1,487
Republic of Germany
5.63%, due 01/04/2028	EUR	6,400	10,994
Republic of South Africa
5.25%, due 05/16/2013	EUR	65	96
Total Foreign Government Obligations (cost $65,423)			66,655

MORTGAGE-BACKED SECURITIES (10.9%)
Adjustable Rate Mortgage Trust
Series 2005-5, Class 2A1
5.14%, due 09/25/2035	$543		518
American Home Mortgage Investment Trust
Series 2005-2, Class 5A2
2.63%, due 09/25/2035 *		163	162
Banc of America Funding Corp.
Series 2005-D, Class A1
4.11%, due 05/25/2035 *		335	313
Banc of America Funding Corp.
Series 2006-J, Class 4A1
6.14%, due 01/20/2047		336	273
Bcap LLC Trust
Series 2006-AA2, Class A1
2.65%, due 01/25/2037 *		1,901	1,213
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
4.53%, due 08/25/2033		4,680	4,384
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-8, Class 2A1
4.75%, due 01/25/2034 *		241	231
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-8, Class 4A1
4.59%, due 01/25/2034		383	353
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-9, Class 2A1
4.48%, due 02/25/2034		504	489
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 22A1
4.96%, due 01/25/2035		510	490
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A2
4.13%, due 03/25/2035 *		2,663	2,546
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-5, Class A1
4.55%, due 08/25/2035 *		43	42

The notes to the financial statements are an integral part of this report.

	Principal	Value
Mortgage Backed Securities (continued)
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-5, Class A2
4.55%, due 08/25/2035 *	$1,110	$1,053
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-7, Class 22A1
5.70%, due 09/25/2035	1,068	880
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-9, Class A1
4.63%, due 10/25/2035 *	2,759	2,649
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-6, Class 32A1
5.80%, due 11/25/2036	1,644	1,207
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-8, Class 3A1
2.64%, due 02/25/2034 *	1,420	1,020
Bear Stearns Alt-A Trust
Series 2006-7, Class 1A2
2.70%, due 12/25/2046 *	390	156
Bear Stearns Alt-A Trust
Series 2006-R1, Class 2E21
5.50%, due 08/25/2036	1,000	645
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class A4
5.70%, due 06/11/2050	2,000	1,883
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
5.67%, due 01/26/2036	1,049	873
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 2A1
5.78%, due 12/26/2046	713	587
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
4.75%, due 08/25/2035 *	1,905	1,814
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
4.25%, due 08/25/2035 *	1,320	1,245
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 1A1
4.90%, due 10/25/2035 *	5,475	5,315
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, due 10/25/2032	59	54
Countrywide Alternative Loan Trust
Series 2003-J3, Class 2A1
6.25%, due 12/25/2033	810	773
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A8
4.50%, due 06/25/2035	424	420
Countrywide Alternative Loan Trust
Series 2005-56, Class 5A2
3.25%, due 11/25/2035 *	1,122	856
Countrywide Alternative Loan Trust
Series 2005-81, Class A1
2.76%, due 02/25/2037 *	2,652	1,931
Countrywide Alternative Loan Trust
Series 2006-OA1, Class 2A1
2.69%, due 03/20/2046 *	2,192	1,552
Countrywide Alternative Loan Trust
Series 2006-OA19, Class A1
2.66%, due 02/20/2047 *	2,321	1,628
Countrywide Alternative Loan Trust
Series 2007-HY4, Class 1A1
5.46%, due 06/25/2037	5,163	4,407
Countrywide Home Loan Mortgage Pass-Through Trust Series 2002-30, Class M
7.07%, due 10/19/2032 *	100	93
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-R4, Class 2A-144A
6.50%, due 01/25/2034	923	848
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-12, Class 11A1
4.73%, due 08/25/2034	247	205
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-R1, Class 2A-144A
6.50%, due 11/25/2034	1,331	1,290
Countrywide Home Loan Mortgage Pass-Through Trust Series 2005-HY10, Class 5A1
5.61%, due 02/20/2036	641	628
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-OA5, Class 2A2
2.78%, due 04/25/2046 *	891	487
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, due 09/15/2039	6,800	6,464
CS First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
5.05%, due 06/25/2033	1,579	1,532
First Horizon Asset Securities, Inc.
Series 2003-AR2, Class 2A1
4.46%, due 07/25/2033 *	1,486	1,459
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
5.37%, due 08/25/2035 *	244	233
Greenpoint Mortgage Funding Trust
Series 2006-AR7, Class 1A32
2.68%, due 12/25/2046 *	800	284
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1, Class A1
4.39%, due 10/25/2033 *	672	639
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.44%, due 03/10/2039	2,400	2,236
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1-144A
2.55%, due 03/06/2020 *	1,936	1,811
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035 *	1,036	1,003

The notes to the financial statements are an integral part of this report.

	Principal	Value
Mortgage Backed Securities (continued)
Harborview Mortgage Loan Trust
Series 2005-4, Class 4A
5.22%, due 07/19/2035	$1,185	$1,139
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
2.72%, due 03/19/2037 *	3,749	2,638
Harborview Mortgage Loan Trust
Series 2006-7, Class 2A1A
2.68%, due 09/19/2046 *	1,019	703
Harborview Mortgage Loan Trust
Series 2007-1, Class 2A1A
2.63%, due 04/19/2038 *	2,456	1,716
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
5.04%, due 12/25/2034	132	114
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.02%, due 02/25/2035 *	969	914
JPMorgan Mortgage Trust
Series 2007-A1, Class 5A5
4.77%, due 07/25/2035 *	5,436	5,206
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, due 09/15/2045	4,700	4,484
Lehman XS Trust
Series 2006-10N, Class 1A1A
2.56%, due 07/25/2046 *	508	496
Master Adjustable Rate Mortgages Trust
Series 2004-13, Class 3A4
3.79%, due 11/21/2034 *	816	806
Master Alternative Loans Trust
Series 2006-2, Class 2A1
2.88%, due 03/25/2036 *	560	397
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A
2.69%, due 02/25/2036 *	518	416
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-9, Class A4
5.70%, due 09/12/2049	3,700	3,488
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 1A
4.43%, due 10/25/2035 *	24,555	23,242
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 2A
4.25%, due 10/25/2035 *	701	670
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 3A
3.48%, due 10/25/2035 *	169	153
MLCC Mortgage Investors, Inc.
Series 2005-3, Class 4A
2.73%, due 11/25/2035 *	126	114
Morgan Stanley Capital I
Series 2007-XLFA, Class A1-144A
2.54%, due 10/15/2020 *	1,977	1,846
Nomura Asset Acceptance Corp.
Series 2004-R1, Class A1-144A
6.50%, due 03/25/2034	1,189	1,200
Residential Accredit Loans, Inc.
Series 2005-QO3, Class A1
2.88%, due 10/25/2045 *	814	632
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A1
2.66%, due 06/25/2046 *	1,082	774
Residential Accredit Loans, Inc.
Series 2006-QO7, Class 3A1
2.58%, due 09/25/2046 *	529	362
Residential Asset Securitization Trust
Series 2006-R1, Class A2
2.88%, due 01/25/2046 *	1,044	736
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, due 03/25/2032	64	63
Residential Funding Mortgage Securities I
Series 2005-SA4, Class 1A21
5.21%, due 09/25/2035	557	488
Sequoia Mortgage Trust
Series 10, Class 2A1
2.86%, due 10/20/2027 *	151	133
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
5.35%, due 01/25/2035	465	454
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-17, Class 3A1
5.54%, due 08/25/2035	169	151
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
2.81%, due 09/19/2032 *	58	53
Structured Asset Mortgage Investments, Inc.
Series 2005-AR5, Class A1
2.73%, due 07/19/2035 *	92	70
Structured Asset Mortgage Investments, Inc.
Series 2005-AR5, Class A2
2.73%, due 07/19/2035 *	201	181
Structured Asset Mortgage Investments, Inc.
Series 2005-AR5, Class A3
2.73%, due 07/19/2035 *	386	320
Structured Asset Mortgage Investments, Inc.
Series 2005-AR8, Class A1A
2.76%, due 02/25/2036 *	475	362
Structured Asset Mortgage Investments, Inc.
Series 2006-AR3, Class 12A1
2.70%, due 05/25/2036 *	2,902	2,030
TBW Mortgage Backed Pass-Through Certificates
Series 2006-6, Class A1
2.59%, due 01/25/2037 *	1,972	1,890
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1-144A
2.55%, due 09/15/2021 *	1,715	1,617

The notes to the financial statements are an integral part of this report.

	Principal	Value
Mortgage Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A5
5.34%, due 12/15/2043	$5,100	$4,708
WAMU Mortgage Pass Through Certificates
Series 2006-AR9, Class 2A
4.78%, due 08/25/2046 *	2,609	2,143
WAMU Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
4.36%, due 02/27/2034 *	204	189
WAMU Mortgage Pass-Through Certificates
Series 2003-AR9, Class 2A
4.05%, due 09/25/2033 *	7,911	7,561
WAMU Mortgage Pass-Through Certificates
Series 2003-R1, Class A1
3.02%, due 12/25/2027 *	6,060	5,528
WAMU Mortgage Pass-Through Certificates
Series 2004-AR1, Class A
4.23%, due 03/25/2034	742	726
WAMU Mortgage Pass-Through Certificates
Series 2006-AR19, Class 1A1A
4.26%, due 01/25/2047 *	380	287
WAMU Mortgage Pass-Through Certificates
Series 2006-AR3, Class A1A
4.53%, due 02/25/2046 *	1,636	1,205
WAMU Mortgage Pass-Through Certificates
Series 2006-AR7, Class 3A
4.78%, due 07/25/2046 *	2,343	1,875
WAMU Mortgage Pass-Through Certificates
Series 2006-AR7, Class C1B2
2.70%, due 07/25/2046 *	838	662
WAMU Mortgage Pass-Through Certificates
Series 2007-OA6, Class 1A
4.34%, due 07/25/2047 *	1,196	862
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, due 11/25/2018	814	786
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC, Class A1
4.95%, due 01/25/2035 *	1,299	1,261
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR4, Class 2A6
5.77%, due 04/25/2036 *	938	750
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR8, Class 2A4
5.24%, due 04/25/2036	4,451	4,374
Total Mortgage-Backed Securities (cost $167,439)		154,149

ASSET-BACKED SECURITIES (4.4%)
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
2.77%, due 07/25/2032 *	6	5
Asset Backed Funding Certificates
Series 2006-HE1, Class A2A
2.54%, due 01/25/2037 *	2,217	2,150
Aurum CLO
Series 2002-1A, Class A1-144A
3.22%, due 04/15/2014 *	3,393	3,265
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
3.14%, due 10/25/2032 *	58	51
Bear Stearns Asset Backed Securities Trust
Series 2006-SD4, Class 1A1
5.43%, due 10/25/2036	1,321	1,077
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH3, Class A1
2.53%, due 10/25/2036 *	603	598
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH3, Class A2
2.58%, due 10/25/2036 *	2,300	2,143
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AHL1, Class A2A
2.52%, due 12/25/2036 *	414	392
Countrywide Asset-Backed Certificates
Series 2006-11, Class 3AV1
2.54%, due 09/25/2046 *	738	733
Countrywide Asset-Backed Certificates
Series 2006-13, Class 3AV1
2.53%, due 01/25/2037 *	326	325
Countrywide Asset-Backed Certificates
Series 2006-24, Class 2A1
2.53%, due 05/25/2037 *	2,663	2,619
Countrywide Asset-Backed Certificates
Series 2006-25, Class 2A1
2.55%, due 06/25/2037 *	1,079	1,061
Countrywide Asset-Backed Certificates
Series 2006-8, Class 2A1
2.51%, due 01/25/2046 *	612	607
Countrywide Asset-Backed Certificates
Series 2006-SD1, Class A1-144A
2.64%, due 02/25/2036 *	478	448
Countrywide Asset-Backed Certificates
Series 2007-5, Class 2A1
2.58%, due 09/25/2047 *	2,782	2,718
First Franklin Mortgage Loan Asset Backed
Certificates Series 2006-FF18, Class A2A
2.55%, due 12/25/2037 *	2,420	2,385
Home Equity Asset Trust
Series 2002-1, Class A4
3.08%, due 11/25/2032 *	1	1
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A2
2.56%, due 03/25/2037 *	579	551
Lehman XS Trust
Series 2006-16N, Class A1A
2.56%, due 11/25/2046 *	1,966	1,868
Lehman XS Trust
Series 2006-17, Class WF11
2.60%, due 11/25/2036 *	1,176	1,142

The notes to the financial statements are an integral part of this report.

	Principal	Value
Asset-Backed Securities (continued)
Lehman XS Trust
Series 2006-4N, Class A1B1
2.65%, due 04/25/2046 *	$1,100	$1,025
Lehman XS Trust
Series 2006-GP4, Class 2A2
2.71%, due 08/25/2046 *	832	548
Long Beach Mortgage Loan Trust
Series 2006-9, Class 2A1
2.54%, due 10/25/2036 *	486	475
Merrill Lynch Mortgage Investors, Inc.
Series 2006-FF1, Class A2A
2.55%, due 08/25/2036 *	1,133	1,096
Merrill Lynch Mortgage Investors, Inc.
Series 2006-RM2, Class A2A
2.51%, due 05/25/2037 *	1,161	1,150
Morgan Stanley Capital I
Series 2006-HE7, Class A2A
2.53%, due 09/25/2036 *	1,732	1,710
Morgan Stanley Capital I
Series 2006-NC2, Class A2B
2.60%, due 02/25/2036 *	2,681	2,650
Morgan Stanley Capital I
Series 2006-WMC2, Class A2A
2.52%, due 07/25/2036 *	691	685
Morgan Stanley Capital I
Series 2007-HE2, Class A2A
2.52%, due 01/25/2037 *	2,500	2,418
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
2.55%, due 01/25/2047 *	3,936	3,639
Residential Asset Mortgage Products, Inc.
Series 2006-RZ5, Class A1A
2.58%, due 08/25/2046 *	2,178	2,103
Residential Asset Securities Corp.
Series 2007-KS1, Class A1
2.54%, due 01/25/2037 *	2,034	1,990
Securitized Asset Backed Receivables LLC Trust
Series 2007-NC2, Class A2A
2.52%, due 01/25/2037 *	2,515	2,436
SLM Student Loan Trust
Series 2003-11, Class A7-144A
3.80%, due 12/15/2038	6,000	5,956
Small Business Administration
Series 2003-20I, Class 1
5.13%, due 09/01/2023	420	418
Small Business Administration
Series 2004-20C, Class 1
4.34%, due 03/01/2024	2,488	2,371
Small Business Administration
Series 2004-P10A, Class 1
4.50%, due 02/01/2014	945	908
Soundview Home Equity Loan Trust
Series 2006-3, Class A1
2.52%, due 11/25/2036 *	38	38
Soundview Home Equity Loan Trust
Series 2006-EQ2, Class A1
2.56%, due 01/25/2037 *	546	534
Structured Asset Securities Corp.
Series 2002-HF1, Class A
2.77%, due 01/25/2033 *	2	2
Structured Asset Securities Corp.
Series 2006-BC3, Class A2
2.53%, due 10/25/2036 *	2,129	2,078
Structured Asset Securities Corp.
Series 2007-GEL1, Class A1-144A
2.58%, due 01/25/2037 *	2,193	2,083
Washington Mutual Asset-Backed Certificates
Series 2006-HE1, Class 2A1
2.55%, due 04/25/2036 *	9	9
Wells Fargo Home Equity Trust
Series 2007-1, Class A1
2.58%, due 03/25/2037 *	1,089	1,076
Total Asset-Backed Securities (cost $63,423)		61,537

MUNICIPAL GOVERNMENT OBLIGATIONS (2.2%)
Buckeye Tobacco Settlement Financing
5.88%, due 06/01/2030 – 06/01/2047	4,400	3,836
City of Houston Texas
5.00%, due 11/15/2036	900	908
Golden State Tobacco Securitization
5.13%, due 06/01/2047	300	229
Los Angeles Department of Water & Power
5.00%, due 07/01/2044	7,100	7,041
Los Angeles Unified School District Series A
4.50%, due 07/01/2022	1,900	1,881
New York City Municipal Water Finance
5.00%, due 06/15/2037	2,400	2,422
Palomar Community College District
4.75%, due 05/01/2032	100	98
State of Texas
5.00%, due 04/01/2037	7,100	7,129
Tobacco Securitization Authority
5.13%, due 06/01/2046	3,100	2,384
Tobacco Settlement Finance Authority Of West Virginia
7.47%, due 06/01/2047	2,660	2,373
Tobacco Settlement Financing Corp. Series 1
5.00%, due 06/01/2041	4,000	3,020
5.88%, due 05/15/2039	100	91
Total Municipal Government Obligations (cost $32,981)		31,412

CORPORATE DEBT SECURITIES (30.6%)
Airlines (0.1%)
Continental Airlines, Inc.
7.06%, due 09/15/2009	1,000	972
United Airlines, Inc.
6.20%, due 09/01/2008	191	188
6.60%, due 09/01/2013	55	55

The notes to the financial statements are an integral part of this report.

	Principal	Value
Automobiles (0.3%)
Daimler Finance North America LLC
3.14%, due 03/13/2009 *	$3,000	$2,991
General Motors Corp.
8.38%, due 07/05/2033	2,000	1,702
Capital Markets (5.9%)
Bear Stearns Cos., Inc.
7.63%, due 12/07/2009	560	579
Goldman Sachs Group, Inc.
2.89%, due 12/22/2008 *	800	781
6.25%, due 09/01/2017	9,700	9,589
6.75%, due 10/01/2037	6,100	5,580
Lehman Brothers Holdings, Inc.
2.85%, due 12/23/2008 *	4,800	4,708
5.63%, due 01/24/2013	9,800	9,276
6.75%, due 12/28/2017	4,000	3,758
6.88%, due 05/02/2018	1,200	1,162
Merrill Lynch & Co., Inc.
2.83%, due 12/22/2008 *	4,800	4,768
6.05%, due 08/15/2012	400	391
6.88%, due 04/25/2018	7,200	6,852
Morgan Stanley
2.82%, due 05/07/2009 *	4,100	4,036
3.27%, due 10/15/2015 *	1,100	964
5.95%, due 12/28/2017	18,900	17,157
6.63%, due 04/01/2018	14,300	13,550
Commercial Banks (10.7%)
American Express Bank FSB
5.50%, due 04/16/2013	5,200	5,085
Bank of Ireland
2.82%, due 12/19/2008 *	4,800	4,798
Bank of Scotland PLC -144A
2.48%, due 07/17/2008 *	1,400	1,400
2.76%, due 07/17/2009 *	2,000	1,999
Barclays Bank PLC
5.45%, due 09/12/2012	9,400	9,509
6.05%, due 12/04/2017 -144A	6,000	5,881
7.43%, due 12/15/2017 -144A Ž	2,000	1,876
7.70%, due 04/25/2018 -144A Ž	6,900	7,032
China Development Bank
5.00%, due 10/15/2015	300	293
Citigroup, Inc.
8.30%, due 12/21/2057	3,300	3,116
Credit Suisse, Inc.
5.00%, due 05/15/2013	21,800	21,215
Deutsche Bank AG
6.00%, due 09/01/2017	8,600	8,684
General Electric Capital Corp.
2.91%, due 10/24/2008 *	16,400	16,382
5.88%, due 01/14/2038	3,700	3,353
6.50%, due 09/15/2067 -144A	3,800	6,965
Glitnir Banki HF -144A
3.08%, due 04/20/2010 *	500	434
HSBC Bank USA NA
2.96%, due 07/28/2008 *	1,800	1,800
HSBC Capital Funding LP -144A
10.18%, due 06/30/2030 Ž ¡	100	123
Rabobank Capital Funding II -144A
5.26%, due 12/31/2013 Ž	1,000	916
Rabobank Capital Funding Trust -144A
5.25%, due 10/21/2016 Ž	1,480	1,271
Rabobank Nederland NV -144A
2.81%, due 01/15/2009 *	3,800	3,797
Royal Bank of Scotland PLC
7.64%, due 09/29/2017 Ž	7,000	6,400
Santander SA -144A
2.73%, due 11/20/2009 *	4,700	4,654
2.84%, due 02/06/2009 *	3,800	3,788
Skandinaviska Enskilda Banken AB
2.66%, due 08/21/2008 *	5,700	5,698
Sumitomo Mitsui Banking Corp. -144A
5.63%, due 10/15/2015 Ž ¡	550	494
UBS AG
5.88%, due 12/20/2017	5,600	5,447
Unicredit Luxembourg Finance SA -144A
2.97%, due 10/24/2008 *	4,200	4,197
VTB Capital SA for Vneshtorgbank -144A
3.38%, due 08/01/2008 *	2,200	2,178
Wachovia Corp.
7.98%, due 03/15/2018 Ž	12,700	11,664
Commercial Services & Supplies (0.1%)
Allied Waste Industries, Inc.
7.25%, due 03/15/2015	100	100
Waste Management, Inc.
7.38%, due 08/01/2010	700	731
Communications Equipment (0.0%)
Nortel Networks, Ltd.
10.13%, due 07/15/2013	200	196
Computers & Peripherals (0.5%)
IBM Corp.
5.70%, due 09/14/2017	6,200	6,293
Consumer Finance (2.5%)
American Express Co.
6.15%, due 08/28/2017	3,300	3,223
American Express Credit Corp.
5.88%, due 05/02/2013	14,400	14,316
American Honda Finance Corp. -144A
2.77%, due 08/05/2008 *	2,000	2,000
Capital One Financial Corp.
6.75%, due 09/15/2017	3,400	3,369
Ford Motor Credit Co. LLC
7.25%, due 10/25/2011	300	232
7.80%, due 06/01/2012	2,300	1,779
9.75%, due 09/15/2010	800	698
GMAC LLC
3.93%, due 05/15/2009 *	100	94
6.63%, due 05/15/2012	2,600	1,784
7.00%, due 02/01/2012	2,800	1,946
7.25%, due 03/02/2011	700	515

The notes to the financial statements are an integral part of this report.

	Principal	Value
Consumer Finance (continued)
HSBC Finance Corp.
2.87%, due 03/12/2010 *	$3,200	$3,110
6.38%, due 10/15/2011	2,000	2,045
Diversified Financial Services (4.1%)
Bank of America Corp.
5.65%, due 05/01/2018	5,500	5,135
8.00%, due 01/30/2018 Ž	7,500	7,027
8.13%, due 05/15/2018 Ž	13,300	12,572
Caterpillar Financial Services Corp.
2.78%, due 05/18/2009 *	700	698
Citigroup, Inc.
2.82%, due 06/09/2009 *	2,000	1,978
5.50%, due 04/11/2013	5,500	5,368
5.88%, due 05/29/2037	1,100	935
8.40%, due 04/30/2018 Ž	10,100	9,601
JPMorgan Chase & Co.
6.00%, due 01/15/2018	10,000	9,741
Petroleum Export, Ltd. -144A
5.27%, due 06/15/2011	498	494
Santander SA -144A
6.67%, due 10/24/2017 Ž	2,100	2,029
Williams Cos., Inc. -144A
6.75%, due 04/15/2009	1,900	1,909
Diversified Telecommunication Services (0.9%)
AT&T, Inc.
4.13%, due 09/15/2009	3,025	3,029
6.30%, due 01/15/2038	1,900	1,795
BellSouth Corp.
2.78%, due 08/15/2008 *	4,200	4,197
KT Corp. -144A
4.88%, due 07/15/2015	900	836
Qwest Corp.
5.63%, due 11/15/2008	3,000	2,992
Electric Utilities (0.4%)
Columbus Southern Power Co.
5.50%, due 03/01/2013	100	100
Entergy Gulf States, Inc.
5.70%, due 06/01/2015	750	726
Florida Power Corp.
4.80%, due 03/01/2013	1,960	1,945
Niagara Mohawk Power Corp.
7.75%, due 10/01/2008	825	832
Ohio Power Co.
5.50%, due 02/15/2013	100	100
Progress Energy, Inc.
6.85%, due 04/15/2012	440	464
7.10%, due 03/01/2011	282	297
PSEG Power LLC
6.95%, due 06/01/2012	921	966
Food & Staples Retailing (0.2%)
New Albertsons, Inc.
6.95%, due 08/01/2009	300	302
Wal-Mart Stores, Inc.
5.80%, due 02/15/2018	2,000	2,071
6.50%, due 08/15/2037	800	823
Food Products (0.3%)
Kraft Foods, Inc.
5.63%, due 11/01/2011	4,000	4,036
6.88%, due 02/01/2038	700	680
Health Care Providers & Services (0.3%)
HCA, Inc.
9.25%, due 11/15/2016	600	618
UnitedHealth Group, Inc.
6.00%, due 02/15/2018	3,500	3,386
6.88%, due 02/15/2038	700	662
Hotels, Restaurants & Leisure (0.2%)
Mandalay Resort Group
6.50%, due 07/31/2009	2,300	2,271
9.50%, due 08/01/2008	740	740
Independent Power Producers & Energy Traders (0.0%)
NRG Energy, Inc.
7.38%, due 02/01/2016	200	188
Insurance (1.3%)
American International Group, Inc. -144A
8.18%, due 05/15/2038	13,400	12,611
Metropolitan Life Global Funding I -144A
2.76%, due 05/17/2010 *	2,600	2,564
5.13%, due 04/10/2013	2,600	2,560
Principal Life Income Funding Trusts
5.30%, due 04/24/2013	1,000	1,000
Machinery (0.1%)
Tyco International, Ltd.
6.38%, due 10/15/2011	1,510	1,545
Media (0.0%)
Time Warner, Inc.
6.88%, due 05/01/2012	410	419
Office Electronics (0.2%)
Xerox Corp
9.75%, due 01/15/2009	2,200	2,265
Oil, Gas & Consumable Fuels (1.3%)
Chesapeake Energy Corp.
7.00%, due 08/15/2014	300	294
Dynegy Holdings, Inc.
7.50%, due 06/01/2015	400	369
El Paso Corp.
7.75%, due 01/15/2032	425	426
7.80%, due 08/01/2031	125	126
Enterprise Products Operating, LP
4.95%, due 06/01/2010	500	500
GAZ Capital SA
8.15%, due 04/11/2018 -144A	1,200	1,241
8.63%, due 04/28/2034	2,300	2,490
Kerr-McGee Corp.
6.88%, due 09/15/2011	4,000	4,174
NGPL Pipeco LLC -144A
7.12%, due 12/15/2017	4,100	4,190
7.77%, due 12/15/2037	1,700	1,780
Sonat, Inc.
7.63%, due 07/15/2011	1,000	1,009

The notes to the financial statements are an integral part of this report.

	Principal		Value
Oil, Gas & Consumable Fuels (continued)
Southern Natural Gas Co.
8.00%, due 03/01/2032	$820		$886
Williams Cos., Inc.
7.50%, due 01/15/2031		300	303
Personal Products (0.3%)
Avon Products, Inc.
5.13%, due 01/15/2011		4,000	4,063
Real Estate Investment Trusts (0.1%)
Ventas Realty, LP
8.75%, due 05/01/2009		1,000	1,020
Road & Rail (0.0%)
Norfolk Southern Corp.
6.75%, due 02/15/2011		550	577
Thrifts & Mortgage Finance (0.7%)
Nykredit Realkredit A/S
5.00%, due 10/01/2038 *	DKK	17,183	3,295
Realkredit Danmark A/S
5.00%, due 10/01/2038 *	DKK	33,876	6,483
Tobacco (0.1%)
Reynolds American, Inc.
7.63%, due 06/01/2016	$800		833
Wireless Telecommunication Services (0.0%)
AT&T Mobility LLC
6.50%, due 12/15/2011		560	582
Total Corporate Debt Securities (cost $444,157)			431,087

	Shares
CONVERTIBLE PREFERRED STOCKS (0.5%)
Diversified Financial Services (0.1%)
Bank of America Corp., 7.25% r	2,000	1,768
Insurance (0.4%)
American International Group, Inc., 8.50% r	97,000	5,751
Total Convertible Preferred Stocks (cost $9,275)		7,519

PREFERRED STOCKS (0.5%)
Commercial Banks (0.1%)
Wachovia Corp., 7.50% r	2,200	1,939
Thrifts & Mortgage Finance (0.3%)
DG Funding Trust, 5.05% -144A * § r	380	3,782
U.S. Government Agency Obligations (0.1%)
Fannie Mae, 8.25% ^ r	65,000	1,492
Total Preferred Stocks (cost $7,867)		7,213

LOAN ASSIGNMENTS (1.4%)
Automobiles (0.3%)
DaimlerChrysler Finco
6.80%, due 08/03/2012	4,962	4,103
Energy Equipment & Services (0.3%)
NRG Energy, Inc.
6.48%, due 02/01/2013	316	300
6.58%, due 02/01/2013 §	647	616
TXU Corp.
6.48%, due 10/10/2014	458	423
8.40%, due 10/10/2014	3,532	3,264

	Principal
Health Care Providers & Services (0.5%)
HCA, Inc.
7.60%, due 11/18/2013	4,641	4,352
Health Management Associates, Inc.
6.95%, due 02/28/2014	2,721	2,527
Hotels, Restaurants & Leisure (0.2%)
Las Vegas Sands Corp.
3.00%, due 05/23/2014	418	381
6.58%, due 05/23/2014	2,076	1,890
Mortgage-Backed Securities (0.1%)
CSC Holdings, Inc.
1.00%, due 02/24/2013	1,496	1,425
Total Loan Assignments (cost $20,014)		19,281

REPURCHASE AGREEMENT (0.2%)
State Street Repurchase Agreement q ° 1.05%, dated 06/30/2008 to be repurchased at $2,962 on 07/01/2008	2,962	2,962
Total Repurchase Agreement (cost $2,962)		2,962

	Contracts (—)
PURCHASED OPTIONS (0.3%)
Covered Call Options (0.2%)
2-Year CBOT Future	2,400	37
Call Strike $110.50
Expires 08/22/2008
5-Year CBOT Future	825	6
Call Strike $123.50
Expires 08/22/2008
IRO 2-Year USD	51,100,000	252
Call Strike $3.50
Expires 02/02/2009 §
IRO 2-Year USD	88,800,000	276
Call Strike $3.15
Expires 02/02/2009 §
IRO 2-Year USD	9,000,000	41
Call Strike $3.45
Expires 08/03/2009 §
IRO 2-Year USD	28,200,000	129
Call Strike $3.45
Expires 08/03/2009 §
IRO 5-Year USD	27,600,000	254
Call Strike $4.00
Expires 12/19/2008 §
IRO 5-Year USD	15,600,000	489
Call Strike $5.05
Expires 12/18/2009 §
IRO 5-Year USD	15,600,000	489
Call Strike $5.05
Expires 12/18/2009 §
IRO USD	155,300,000	747
Call Strike $3.50
Expires 08/03/2009 §

The notes to the financial statements are an integral part of this report.

	Contracts (•)	Value
Covered Call Options (continued)
IRO 2-Year USD	12,000,000	$55
Call Strike $3.45
Expires 08/03/2009 §
JPY Currency Future	6,800,000	295
Call Strike $104.00
Expires 03/17/2010 §
JPY Currency Future	4,600,000	167
Call Strike $105.40
Expires 03/31/2010 §
Put Options (0.1%)
IRO 5-Year USD	15,600,000	330
Put Strike $5.05
Expires 12/18/2009 §
IRO 5-Year USD	15,600,000	330
Put Strike $5.05
Expires 12/18/2009 §
JPY Currency Future	6,800,000	421
Put Strike $104.00
Expires 03/17/2010 §
JPY Currency Future	4,600,000	317
Put Strike $105.40
Expires 03/31/2010 §
U.S. Treasury CBOT Future	292	5
Put Strike $92.00
Expires 08/22/2008
Total Purchased Options (cost $6,931)		4,640

	Notional Amount
PURCHASED SWAPTIONS (0.2%)
Covered Call Options (0.1%)
IRO EURO Swaption
Call Strike $4.07
Expires 09/14/2009 §	$98,000	227
IRO USD Swaption
Call Strike $3.60
Expires 07/02/2009 §	18,200	96
JPY Currency Future
Call Strike $104.00
Expires 03/17/2010 §	1,500	65
JPY Currency Future
Call Strike $148.40
Expires 06/03/2010 §	1,800	229
OTC EURO vs USD Currency
Call Strike $1.38
Expires 05/21/2010 §	1,000	176
OTC EURO vs USD Currency
Call Strike $1.38
Expires 05/21/2010 §	2,500	441
OTC EURO vs USD Currency
Call Strike $1.38
Expires 06/03/2010 §	2,600	459
Put Options (0.1%)
Fannie Mae
Put Strike $89.00
Expires 07/07/2008 §	124,500	♦
Fannie Mae
Put Strike $92.25
Expires 07/07/2008 §	177,000	♦
JPY Currency Future
Put Strike $104.00
Expires 03/17/2010	1,500	93
JPY Currency Future
Put Strike $148.40
Expires 06/03/2010 §	1,800	118
OTC EPUT vs FG
Put Strike $89.00
Expires 07/07/2008 §	154,800	♦
OTC EURO vs USD Currency
Put Strike $1.38
Expires 05/21/2010 §	1,000	31
OTC EURO vs USD Currency
Put Strike $1.38
Expires 05/21/2010 §	2,500	77
OTC EURO vs USD Currency
Put Strike $1.38
Expires 06/03/2010 §	2,600	82
Total Purchased Swaptions (cost $1,601)		2,094

	Principal
SECURITIES LENDING COLLATERAL (0.2%)
State Street Navigator Securities Lending
Trust –Prime Portfolio, 2.66% r °	2,989	2,989
Total Securities Lending Collateral (cost $2,989)		2,989

Total Investment Securities (cost $1,891,591) #		$1,857,181

	Notional Amount
WRITTEN SWAPTIONS (- 0.4%)
Put Swaptions (- 0.1%)
OTC EURO vs USD Currency	3,800	(38)
Put Strike $1.83
Expires 9/20/2008
USD LIBOR Rate Swaption	46,100	(349)
Put Strike $5.40
Expires 3/16/2009
USD LIBOR Rate Swaption	46,100	(348)
Put Strike $5.40
Expires 3/18/2014
30-Year IRO USD	4,400	(93)
Put Strike $5.25
Expires 10/27/2008
30-Year IRO USD	3,400	(71)
Put Strike $5.25
Expires 10/27/2008
30-Year IRO USD	15,300	(322)
Put Strike $5.25
Expires 10/27/2008

The notes to the financial statements are an integral part of this report.

	Notional Amount	Value
Covered Call Swaptions (-0.3%)
IRO USD Swaption	$7,900	$(109)
Call Strike $4.20
Expires 7/2/2009
IRO USD Swaption	67,500	(1,061)
Call Strike $4.30
Expires 8/3/2009
IRO EURO Swaption	31,600	(251)
Call Strike $4.25
Expires 9/14/2009
OTC EURO vs USD Currency	3,800	(41)
Call Strike $1.50
Expires 9/20/2008
5-Year IRO USD	4,200	(62)
Call Strike $4.30
Expires 2/2/2009
5-Year IRO USD	5,200	(69)
Call Strike $4.15
Expires 8/3/2009
7-Year IRO USD	29,600	(392)
Call Strike $4.25
Expires 2/2/2009
7-Year IRO USD	3,000	(56)
Call Strike $4.40
Expires 8/3/2009
7-Year IRO USD	9,400	(176)
Call Strike $4.40
Expires 8/3/2009
7-Year USD	13,900	(299)
Call Strike $4.60
Expires 2/2/2009
30-Year IRO USD	4,400	(250)
Call Strike $5.25
Expires 10/27/2008
30-Year IRO USD	3,400	(193)
Call Strike $5.25
Expires 10/27/2008
30-Year IRO USD	15,300	(868)
Call Strike $5.25
Expires 10/27/2008
Total Written Swaptions (premium: $7,422)		(5,048)

SWAP AGREEMENTS

				Net Unrealized
	Expiration		Notional	Appreciation
	Date		Amount	(Depreciation)
Receive a fixed rate equal to 5.50% and pay a floating rate based on 6-month EURIBOR. Counterparty: Barclays Bank PLC	07/02/08	EUR	115,500	$ ♦

Receive from the Counterparty a fixed rate equal to 0.17% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: UBS AG	09/22/08	$4,600		(12)

Receive from the Counterparty a fixed rate equal to 0.19% and the Fund will pay at the notional amount in the event of default of Morgan Stanley, 6.60%, due 4/1/2012. Counterparty: UBS AG	09/22/08		4,600	(26)

Receive a fixed rate equal to 0.26% and the Fund will pay to the counterparty at the notional amount in the event of default of Republic of Panama Government Bond 8.875% due 09/30/2027. Counterparty: Barclays Bank PLC	12/20/08		4,500	(4)

Receive a fixed rate equal to 0.55% and the Fund will pay to the counterparty at the notional amount in the event of default of Deutsche Bank AG 5.50% due 05/18/2011. Counterparty: Royal Bank of Scotland PLC §	12/20/08		5,700	(9)

Receive a fixed rate equal to 0.40% and the Fund will pay to the counterparty at the notional amount in the event of default of Republic of Indonesia Government Bond 6.75% due 03/10/2014. Counterparty: Royal Bank of Scotland PLC	12/22/08		700	(1)

The notes to the financial statements are an integral part of this report.

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive from the Counterparty a fixed rate equal to 3.10% and the Fund will pay at the notional amount in the event of default of SLM Corp SP, 5.125%, due 8/27/2012. Counterparty: Barclays Bank PLC	12/22/08	$4,000		$(46)

Receive from the Counterparty a fixed rate equal to 3.20% and the Fund will pay at the notional amount in the event of default of SLM Corp SP, 5.125%, due 8/27/2012. Counterparty: BNP Paribas	12/22/08	4,000		(44)

Receive a floating rate based on the ICAP CMM FRA Fixing Rate and pay a fixed rate equal to 5.00%. Counterparty: Merrill Lynch International §	01/16/09	11,200		807

Receive a floating rate based on the ICAP CMM FRA Fixing Rate and pay a fixed rate equal to 4.50%. Counterparty: Merrill Lynch International §	01/23/09	7,300		890

Receive a floating rate based on the ICAP CMM FRA Fixing Rate and pay a fixed rate equal to 5.00%. Counterparty: Merrill Lynch International §	02/20/09	2,100		14

Receive a floating rate based on the ICAP CMM FRA Fixing Rate and pay a fixed rate equal to 5.50%. Counterparty: Merrill Lynch International §	05/21/09	1,000		22

Receive a floating rate based on 6-month Great GBP-LIBOR and the Fund will pay a fixed rate equal to 6.00%. Counterparty: Barclays Bank PLC §	06/19/09	GBP	22,600	12

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 3-month AUD-Bank Bill Rate. Counterparty: Citibank NA.	09/15/09	AUD	22,700	(155)

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 3-month AUD-Bank Bill Rate. Counterparty: Lehman Brothers Securities, Inc.	09/15/09	AUD	30,100	(201)

Receive a fixed rate equal to 4.50% and pay a floating rate based on 6-month EURIBOR Counterparty: Goldman Sachs Capital Markets, LP	09/21/09	EUR	2,800	(44)

Receive a fixed rate equal to 12.67% and the Fund will pay a floating rate based on the BRL-CDI. Counterparty: Merrill Lynch International	01/04/10	BRL	15,700	(225)

Receive a fixed rate equal to 12.67% and the Fund will pay a floating rate based on the BRL-CDI. Counterparty: Morgan Stanley Capital Services, Inc.	01/04/10	BRL	66,800	(1,012)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month EURIBOR. Counterparty: Barclays Bank PLC	03/18/10	EUR	38,800	(69)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month EURIBOR. Counterparty: Goldman Sachs Capital Markets, LP	03/18/10	EUR	89,600	(154)

Receive a fixed rate equal to 4.50% and pay a floating rate based on 6-month EURIBOR Counterparty: Lehman Securities, Inc.	03/19/10	EUR	84,200	(1,964)

The notes to the financial statements are an integral part of this report.

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 6-month AUD-Bank Bill Rate. Counterparty: Morgan Stanley Capital Services, Inc.	06/15/10	AUD	30,100	$(548)

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 6-month AUD-Bank Bill Rate. Counterparty: Deutsche Bank AG	06/15/10	AUD	62,900	(1,249)

Receive a fixed rate equal to 4.00% and pay a floating rate based on 6-month EURIBOR. Counterparty: Morgan Stanley Capital Services, Inc.	06/18/10	EUR	65,500	(3,200)

Receive from the Counterparty at the notional amount in the event of default of Glitnir Banki, 5.62%, due 4/20/2010, and the Fund will pay a fixed rate equal to 0.17%. Counterparty: Morgan Stanley Capital Services, Inc. §	06/21/10			73
		$500

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month GBP-LIBOR Counterparty: Royal Bank of Scotland PLC	09/15/10	GBP	3,100	(61)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month GBP-LIBOR Counterparty: Barclays Bank PLC	09/15/10	GBP	16,300	(337)

Receive a fixed rate equal to 2.10% and the Fund will pay a floating rate based on FRC Excluding Tobacco-Non-Revised CPI Counterparty: Barclays Bank PLC	10/15/10	EUR	2,500	(53)

Receive a fixed rate equal to 2.09% and the Fund will pay a floating rate based on FRC Excluding Tobacco-Non-Revised CPI Counterparty: BNP Paribas	10/15/10	EUR	5,000	(118)

Receive a fixed rate equal to 2.15% and the Fund will pay a floating rate based on FRC Excluding Tobacco-Non-Revised CPI Counterparty: UBS AG	10/15/10	EUR	6,300	(133)

Receive a fixed rate equal to 5.50% and pay a floating rate based on 6-month EURIBOR. Counterparty: Barclays Bank PLC §	12/17/10	EUR	4,900	(4)

Receive a fixed rate equal to 4.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Lehman Brothers Securities, Inc. §	12/17/10	$7,100		(55)

Receive a fixed rate equal to 4.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Royal Bank of Scotland PLC §	12/17/10	10,300		(47)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Deutsche Bank AG §	12/17/10	20,600		(156)

Receive a fixed rate equal to 5.50% and pay a floating rate based on 6-month EURIBOR. Counterparty: Morgan Stanley Capital Services, Inc. §	12/17/10	EUR	21,400	45

Receive a fixed rate equal to 4.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Morgan Stanley Capital Services, Inc. §	12/17/10	58,100		(410)

The notes to the financial statements are an integral part of this report.

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 7.50% and the Fund will pay a floating rate based on the 6-month AUD-Bank Bill Rate. Counterparty: Deutsche Bank AG	03/15/11	AUD	31,500	$(1)

Receive a fixed rate equal to 7.50% and the Fund will pay a floating rate based on the 6-month AUD-Bank Bill Rate. Counterparty: UBS AG	03/15/11	AUD	50,800	(543)

Receive from the Counterparty at the notional amount in the event of default of Avon Products Inc. 5.125% due 01/15/2011 and the Fund will pay a fixed rate equal to 0.15%. Counterparty: Credit Suisse International §	03/21/11	$4,000		16

Receive from the Counterparty at the notional amount in the event of default of Kerr-Mcgee, Corp., 5.88%, due 9/15/2011, and the Fund will pay a fixed rate equal to 0.16%. Counterparty: Royal Bank of Scotland PLC §	09/20/11	4,100		10

Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC §	12/15/11	EUR	82,400	2,376

Receive from the Counterparty at the notional amount in the event of default of HSBC Finance Corp BP, 6.38%, due 10/15/2011 and the Fund will pay a fixed rate equal to 0.20%. Counterparty: Royal Bank of Scotland PLC §	12/20/11	$2,000		101

Receive from the Counterparty at the notional amount in the event of default of Kraft Foods Inc. 5.625% due 11/1/2011 and the Fund will pay a fixed rate equal to 0.15%. Counterparty: Credit Suisse International §	12/20/11	4,000		94

Receive a fixed rate equal to 12.54% and the Fund will pay a floating rate based on the BRL-CDI. Counterparty: Morgan Stanley Capital Services, Inc.	01/02/12	BRL	8,900	(210)

Receive a fixed rate equal to 12.54% and the Fund will pay a floating rate based on the BRL-CDI. Counterparty: UBS AG	01/02/12	BRL	23,900	(605)

Receive a fixed rate equal to 12.54% and the Fund will pay a floating rate based on the BRL-CDI. Counterparty: Merrill Lynch International	01/02/12	BRL	34,100	(850)

Receive a fixed rate equal to 10.12% and the Fund will pay a floating rate based on the BRL-CDI. Counterparty: Morgan Stanley Capital Services, Inc.	01/02/12	BRL	44,400	(2,141)

Receive a fixed rate equal to 10.58% and the Fund will pay a floating rate based on the BRL-CDI. Counterparty: UBS AG	01/02/12	BRL	55,900	(2,612)

Receive a fixed rate equal to 10.15% and the Fund will pay a floating rate based on the BRL-CDI. Counterparty: Goldman Sachs Capital Markets, LP	01/02/12	BRL	69,600	(4,838)

The notes to the financial statements are an integral part of this report.

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 1.97% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised CPI Counterparty: Lehman Brothers Special Financing, Inc.	03/15/12	EUR	1,000	$(52)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised CPI Counterparty: JPMorgan Chase	03/15/12	EUR	1,800	(106)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised CPI Counterparty: Barclays Bank PLC	03/15/12	EUR	3,200	(186)

Receive a fixed rate equal to 2.00% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised CPI Counterparty: Goldman Sachs Capital Markets, LP	03/15/12	EUR	3,300	(182)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised CPI Counterparty: Royal Bank of Scotland PLC	03/28/12	EUR	1,000	(48)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised CPI Counterparty: Goldman Sachs Capital Markets, LP	03/30/12	EUR	1,100	(65)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised CPI Counterparty: Royal Bank of Scotland PLC	03/30/12	EUR	1,100	(54)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised CPI Counterparty: Barclays Bank PLC	04/05/12	EUR	600	(35)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised CPI Counterparty: JPMorgan Chase	04/10/12	EUR	400	(24)

Receive a fixed rate equal to 1.94% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised CPI Counterparty: BNP Paribas	04/10/12	EUR	1,500	(91)

Receive a fixed rate equal to 1.94% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised CPI Counterparty: Royal Bank of Scotland PLC	04/10/12	EUR	1,600	(83)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised CPI Counterparty: Barclays Bank PLC	04/30/12	EUR	1,200	(71)

The notes to the financial statements are an integral part of this report.

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)
Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining proportional interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Lehman Securities, Inc. §	06/20/12	$3,069	$193

Receive from the Counterparty at the notional amount in the event of default of Nabors Industries, 5.38%, due 8/15/2012, and the Fund will pay a fixed rate equal to 0.47%. Counterparty: Credit Suisse International §	06/20/12	3,600	22

Receive a fixed rate equal to 0.48% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities. Counterparty: Barclays Bank PLC	06/20/12	7,552	(262)

Receive from the Counterparty a fixed rate equal to 0.72% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: BNP Paribas	09/20/12	200	(5)

Receive from the Counterparty a fixed rate equal to 0.95% and the Fund will pay at the notional amount in the event of default of Merrill Lynch & Co., 5.00%, due 1/15/2015. Counterparty: UBS AG	09/20/12	1,400	(83)

Receive from the Counterparty a fixed rate equal to 0.92% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: Citibank NA	09/20/12	1,400	(23)

Receive from the Counterparty a fixed rate equal to 0.50% and the Fund will pay at the notional amount in the event of default of JPMorgan Chase & Co., 6.00%, due 1/15/2018. Counterparty: BNP Paribas §	12/20/12	4,000	80

Receive from the Counterparty at the notional amount in the event of default of Nordstrom, Inc., 6.95%, due 3/15/2028, and the Fund will pay a fixed rate equal to 0.29%. Counterparty: JPMorgan Chase §	12/20/12	5,700	175

Receive from the Counterparty, in the event of default on any of the securities CDX.HY-9, 5 Year Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 6.37%. Counterparty: Merrill Lynch International §	12/20/12	6,000	251

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-9, 5 Year Index, the remaining proportional interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 1.40%. Counterparty: Credit Suisse International	12/20/12	7,100	(467)

Receive from the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.5 7 Year Index the remaining proportional interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.142%. Counterparty: Morgan Stanley Capital Services, Inc. §	12/20/12	13,400	971

The notes to the financial statements are an integral part of this report.

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-9 100 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.08%. Counterparty: Merrill Lynch International §	12/20/12		$14,905	$261

Receive a fixed rate equal to 5.50% and the Fund will pay a floating rate based on the 6-month GBP-LIBOR. Counterparty: Lehman Securities, Inc.	03/20/13	GBP	5,800	(274)

Receive a fixed rate equal to 5.00% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.HY-9 Index the remaining proportional interest payments on those defaulted securities. Counterparty: Barclays Bank PLC §	06/20/13		$5,600	258

Receive a fixed rate equal to 5.00% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.HY-9 Index the remaining proportional interest payments on those defaulted securities. Counterparty: UBS AG §	06/20/13	6,700		313

Receive from the Counterparty in the event of default on any of the securities in the Dow Jones CDX.EM.9 Index the remaining proportional interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.65%. Counterparty: Barclays Bank PLC	06/20/13	21,500		433

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month GBP-LIBOR. Counterparty: Goldman Sachs Capital Markets	09/17/13	GBP	6,800	(667)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month GBP-LIBOR. Counterparty: Credit Suisse	09/17/13	GBP	19,800	(1,919)

Receive a fixed rate equal to 4.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: JPMorgan Chase	12/17/13		$29,800	(258)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Citibank NA.	12/17/13	87,600		(977)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Barclays Bank PLC	12/17/13	121,000		(1,062)

Receive a fixed rate equal to 4.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Royal Bank of Scotland PLC	12/17/13	154,500		48

Receive a fixed rate equal to 4.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Morgan Stanley Capital Services, Inc.	12/17/13	407,900		(3,367)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, LP	09/15/15	GBP	900	(90)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Morgan Stanley Capital Services, Inc. §	12/17/15		$15,100	(43)

The notes to the financial statements are an integral part of this report.

Net Unrealized
Expiration	Notional	Appreciation
Date	Amount	(Depreciation)
Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Citibank NA. §	12/17/15	$16,700	$(150)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Royal Bank of Scotland PLC §	12/17/15	31,200	(91)

Receive a floating rate based on a 6-month JPY-LIBOR and pay a fixed rate equal to 1.75%. Counterparty: UBS AG	12/17/15	JPY	960,000	(68)

Receive from the Counterparty at the notional amount in the event of default of Morgan Stanley BP 5.84% due 10/15/2015 and the Fund will pay a fixed rate equal to 0.275%. Counterparty: Royal Bank of Scotland PLC §	12/21/15	$1,100	105

Receive a fixed rate equal to 0.463% and the Fund will pay to the counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.5 10 Year Index the remaining interest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Services, Inc.	12/21/15	9,600	(1,103)

Receive a fixed rate equal to 0.71% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond 7.65% due 06/11/2013. Counterparty: Barclays Bank PLC	12/20/16	700	(4)

Receive from the Counterparty at the notional amount in the event of default of Weyerhaeuser Co, 6.75%, due 3/15/2012 and the Fund will pay a fixed rate equal to 0.96%. Counterparty: UBS AG §	06/20/17	1,600	126

Receive from the Counterparty a fixed rate equal to 1.28% and the Fund will pay at the notional amount in the event of default of Reynolds American Inc., 7.63%, due 6/1/2016. Counterparty: Goldman Sachs Capital Markets, LP §	06/20/17	2,100	15

Receive from the Counterparty at the notional amount in the event of default of Diamond Offshore Drill, Zero Coupon, due 6/6/2020 and the Fund will pay a fixed rate equal to 0.44%. Counterparty: Citibank NA §	06/20/17	3,700	54

Receive from the Counterparty at the notional amount in the event of default of AutoZone, Inc., 5.88%, due 10/15/2012, and the Fund will pay a fixed rate equal to 0.67%. Counterparty: Royal Bank of Scotland PLC §	06/20/17	3,900	97

Receive from the Counterparty at the notional amount in the event of default of Limited Brands BP, due 6/20/2017 and the Fund will pay a fixed rate equal to 1.03%. Counterparty: Goldman Sachs Capital Markets, LP §	06/20/17	11,000	1,204

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG §	09/20/17	GBP	10,800	328

Receive a fixed rate equal to 0.72% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond 7.65% due 06/11/2013. Counterparty: Deutsche Bank AG	12/20/17	$700	(3)

The notes to the financial statements are an integral part of this report.

				Net Unrealized
	Expiration		Notional	Appreciation
	Date		Amount	(Depreciation)
Receive a fixed rate equal to 0.80% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining interest payments on those defaulted securities. Counterparty: Royal Bank of Scotland PLC §	12/20/17		$3,900	$104

Receive from the Counterparty a fixed rate equal to 0.56% and the Fund will pay at the notional amount in the event of default of JPMorgan Chase & Co., 6.00%, due 1/15/2018. Counterparty: BNP Paribas §	12/20/17		6,000	209

Receive a fixed rate equal to 0.80% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining interest payments on those defaulted securities. Counterparty: Barclays Bank PLC §	12/20/17		8,900	254

Receive a fixed rate equal to 0.80% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining interest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Services, Inc. §	12/20/17		12,500	216

Receive a fixed rate equal to 0.80% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining interest payments on those defaulted securities. Counterparty: Goldman Sachs International §	12/20/17		13,500	329

Receive a fixed rate equal to 0.80% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining interest payments on those defaulted securities. Counterparty: Goldman Sachs International	06/20/18		19,000	587

Receive a fixed rate equal to 0.80% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining interest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Services, Inc.	06/20/18		32,700	1,111

Receive a floating rate based on a 6-month-EURIBOR and pay a fixed rate equal to 5.00%. Counterparty: Barclays Bank PLC §	09/17/18	EUR	18,400	82

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley Capital Services, Inc.	12/17/18		$3,300	(11)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC	12/17/18		26,200	(134)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Citibank NA	12/17/18		36,500	109

The notes to the financial statements are an integral part of this report.

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Barclays Bank PLC	12/17/23	$3,800		$(80)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: JPMorgan Chase	12/17/23	14,400		(222)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Lehman Brothers Securities, Inc.	12/17/23	32,000		(102)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG	12/17/23	50,500		(996)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Merrill Lynch International	12/17/23	138,600		(988)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Merrill Lynch International	12/17/28	5,400		(17)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC	12/17/28	10,300		(49)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley Capital Services, Inc.	12/17/28	33,100		(608)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Deutsche Bank AG	12/15/35	20,100		(116)

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC §	12/17/35	GBP	1,500	45

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Morgan Stanley Capital Services, Inc. §	12/17/35	GBP	6,800	(232)

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.50%. Counterparty: Deutsche Bank AG	12/17/35	GBP	10,100	(684)

Receive a floating rate based on the 6-month GBP-LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC	06/15/37	GBP	2,700	(48)

Receive a floating rate based on the 6-month GBP-LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Goldman Sachs Capital Markets, LP	06/15/37	GBP	4,100	(65)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month EURIBOR Counterparty: UBS AG §	07/13/37	EUR	1,000	(2)

Receive a floating rate based on the 3-month CAD-LIBOR and pay a fixed rate equal to 4.50% Counterparty: Merrill Lynch International	06/21/38	CAD	4,700	(159)

Receive a floating rate based on a 6-month-EURIBOR and pay a fixed rate equal to 5.00%. Counterparty: JPMorgan Chase	09/17/38	EUR	5,500	377

The notes to the financial statements are an integral part of this report.

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a floating rate based on a 6-month-EURIBOR and pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley Capital Markets	09/17/38	EUR	8,300	$590

Receive a floating rate based on a 6-month-EURIBOR and pay a fixed rate equal to 5.00%. Counterparty: Goldman Sachs Capital Markets, LP §	09/19/38	EUR	17,700	1,704

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Citibank NA §	12/17/38	$3,200		(31)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Credit Suisse International §	12/17/38	9,100		(213)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Lehman Brothers Securities, Inc. §	12/17/38	11,400		(268)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC §	12/17/38	11,600		(241)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley Capital Services, Inc. §	12/17/38	23,000		(396)

Receive from the Counterparty at the notional amount in the event of default of BFC Genesee CDO, Ltd. 2006-1A A3L, 7.00%, due 1/10/2041 and the Fund will pay a fixed rate equal to 0.25%. Counterparty: Citibank NA §	01/10/41	2,460		2,407

Receive from the Counterparty at the notional amount in the event of default of Montauk Point CDO, Ltd. 2006-2A A4, 6.80%, due 4/06/2046 and the Fund will pay a fixed rate equal to 2.22%. Counterparty: Credit Suisse International §	01/08/46	2,500		1,961

Receive from the Counterparty in the event of default on any of the securities in the Asset-backed Securities Index the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.11%. Counterparty: Goldman Sachs International	05/25/46	4,000		63

Receive from the Counterparty in the event of default on any of the securities in the Commercial Mortgage Backed Index the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.08%. Counterparty: Morgan Stanley Capital Services, Inc.	12/13/49	4,200		244

Total Swap Agreements (premium: $-9,988)				(19,926)

The notes to the financial statements are an integral part of this report.

FUTURES CONTRACTS:

	Contracts (•)	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
10-Year Japanese Yen	8	09/22/2008	$10,222	$135
2-Year U.S. Note	(3,646)	10/03/2008	(770,047)	690
3-Month Euro EURIBOR	98	03/16/2009	36,563	(10)
5-Year U.S. Note	(2,461)	10/03/2008	(272,075)	(867)
90-Day Euro Dollar	198	03/15/2010	47,394	(199)
90-Day Euro Dollar	208	03/16/2009	50,274	5
90-Day Euro Dollar	293	06/15/2009	70,664	(111)
90-Day Euro Dollar	650	09/14/2009	156,349	(36)
90-Day Euro Dollar	(60)	09/15/2008	(14,561)	77
90-Day Euro Dollar	271	12/14/2009	64,996	(219)
90-Day Euro Dollar	718	12/15/2008	173,792	308
90-Day LIBOR	202	03/18/2009	47,141	(350)
90-Day Sterling LIBOR	482	06/17/2009	112,526	(157)
90-Day Sterling LIBOR	339	09/16/2009	79,150	(477)
90-Day Sterling LIBOR	175	09/18/2008	40,879	(379)
90-Day Sterling LIBOR	339	12/17/2008	79,083	(744)
90-Day Sterling LIBOR	303	12/17/2009	70,734	(330)
Euro-BUND Future	(108)	09/10/2008	(18,815)	94
Euro-SCHATZ Future	(1,386)	09/10/2008	(223,448)	1,232
Long Gilt Future	22	09/30/2008	4,571	(76)
U.S. Long Bond	1,210	09/30/2008	139,868	1,793
			$(114,740)	$379

The notes to the financial statements are an integral part of this report.

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought(Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	2,241	07/24/2008	$2,125	$19
Australian Dollar	224	08/07/2008	213	1
Brazilian Real	82,112	07/02/2008	41,958	9,664
Brazilian Real	(82,112)	07/02/2008	(47,928)	(3,699)
Brazilian Real	63,183	12/02/2008	35,844	2,403
Brazilian Real	(24,930)	12/02/2008	(13,776)	(1,315)
Canadian Dollar	(398)	08/11/2008	(393)	1
Chinese Yuan Renminbi	153,058	07/02/2008	21,101	1,229
Chinese Yuan Renminbi	(153,058)	07/02/2008	(21,593)	(737)
Chinese Yuan Renminbi	53,089	10/10/2008	7,663	189
Chinese Yuan Renminbi	(53,089)	10/10/2008	(7,733)	(119)
Chinese Yuan Renminbi	98,987	11/13/2008	14,580	166
Danish Krone	(50,151)	09/09/2008	(10,355)	(201)
Euro Dollar	186	07/24/2008	293	(3)
Euro Dollar	(8,422)	07/24/2008	(13,108)	(147)
Japanese Yen	1,028,000	07/28/2008	9,561	150
Japanese Yen	(106,553)	07/28/2008	(988)	(18)
Malaysian Ringgit	4,651	08/04/2008	1,391	33
Malaysian Ringgit	10,725	11/12/2008	3,437	(152)
Mexican Peso	116,363	07/10/2008	10,494	786
Mexican Peso	(116,363)	07/10/2008	(11,134)	(146)
Mexican Peso	116,720	11/19/2008	10,981	124
New Zealand Dollar	(1,507)	07/24/2008	(1,137)	(6)
Poland Zloty	12,902	05/06/2009	5,717	190
Poland Zloty	12,902	07/10/2008	4,820	1,241
Poland Zloty	(12,902)	07/10/2008	(5,863)	(198)
Republic of Korea Won	9,281,957	08/04/2008	9,895	(1,031)
Republic of Korea Won	(9,281,957)	08/04/2008	(8,852)	(10)
Russian Ruble	163,870	05/06/2009	6,715	166
Russian Ruble	215,278	07/10/2008	8,532	650
Russian Ruble	(215,278)	07/10/2008	(8,936)	(245)
Russian Ruble	160,736	11/19/2008	6,514	307
Singapore Dollar	7,853	11/21/2008	5,706	110
British Pound Sterling	(26,726)	08/11/2008	(52,768)	(263)
			$2,976	$9,139

SECURITIES SOLD SHORT:

Principal	Securities Sold Short	Value
$(17,000)	GNMA 30 YR JULY 2008, TBA 07/21/2008	$(16,848)
(44,000)	FNMA, TBA 5.50%, 07/14/2008	(42,749)
(32,000)	FNMA, TBA 5.00%, 07/14/2008	(30,668)
(11,300)	Fannie Mae, TBA 6.50%, 07/14/2008	(11,616)
(37,000)	FNMA 30 YR JULY 08, TBA 07/14/2008	(36,988)
Total Securities Sold Short (Proceeds $139,908)		$(138,869)

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $2,955.
*	Floating or variable rate note. Rate shown reflects the interest rate at June 30, 2008.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date.
°	State Street Bank & Trust serves as the accounting, custody and lending agent for the Fund and provides various services on behalf of the Funds.
§	Illiquid. These securities aggregated to $11,089 or 0.79% of the Fund’s net assets.
r	Interest rate shown reflects the yield at June 30, 2008.
•	Contract Amounts are not in thousands.
♦	Value is less than $1.
Ž	The security has a perpetual maturity. The date shown is the next call date.
q

Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61% and maturity date of 01/23/2009, respectively, and with a market value plus accrued interest $3,026.

#

Aggregate cost for federal income tax purposes is $1,891,591. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,714 and $46,124, respectively. Net unrealized depreciation for tax purposes is $34,410.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2008, these securities aggregated to $106,891 or 7.58% of the Fund’s net assets.

TBA	To Be Announced
CDI	Consumer Debt Index
CPI	Consumer Price Index
FRC	Fixed Rate Credit
CDX-HY	Compound Index - High Yield
CDX-EM	Compound Index – Emerging Market
LIBOR	London InterBank Offered Rates
EURIBOR	London InterBank Offered Rates
LLC	Limited Liability Corporation
AUD	Australian Dollar
CAD	Canadian Dollar
BRL	Brazilian Real
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound Sterling
JPY	Japanese Yen

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities			Other Financial Instruments*			Total Investments in Securities (net of written swaptions)
Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
$17,721	$1,834,412	$—	$—	$(10,408)	$—	$1,852,133

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $1,891,591) (including securities loaned of $2,955)	$1,857,181
Cash on deposit with broker	8,355
Foreign currency (cost: $7,332)	7,425
Receivables:
Investment securities sold	173,709
Shares sold	1,456
Premium on swaps unsettled	504
Interest	13,113
Income from loaned securities	2
Dividends	49
Unrealized appreciation on forward foreign currency contracts	17,429
2,079,223
Liabilities:
Investment securities purchased	480,152
Accounts payable and accrued liabilities:
Shares redeemed	1,195
Management and advisory fees	757
Service fees	12
Administration fees	24
Printing and shareholder reports	126
Payable for collateral for securities on loan	2,989
Unrealized depreciation on forward foreign currency contracts	8,290
Written swaptions (premium $7,422)	5,048
Swap agreements at value (premium$9,988)	29,914
Payable for when-issued securities	139,908
Variation margin	454
Other	86
668,955
Net Assets	$1,410,268

Net Assets Consist of:
Capital Stock ($.01 par value)	$1,217
Additional paid-in capital	1,314,225
Undistributed net investment income	86,008
Undistributed net realized gain from investment securities, futures, written option and swaption contracts, swap agreements, and foreign currency transactions	53,184
Net unrealized depreciation on:	(35,449)
Investment securities
Futures contracts	379
Written swaption contracts	2,374
Swap agreements	(19,926)
Translation of assets and liabilities denominated in foreign currencies	8,256
Net Assets	$1,410,268
Net Assets by Class:
Initial Class	$1,353,061
Service Class	57,207
Shares Outstanding:
Initial Class	116,750
Service Class	4,936
Net Asset Value and Offering Price Per Share:
Initial Class	$11.59
Service Class	11.59

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $21)	$290
Interest	36,625
Income from loaned securities-net	29
36,944

Expenses:
Management and advisory fees	4,473
Printing and shareholder reports	72
Custody fees	177
Administration fees	142
Legal fees	18
Audit fees	9
Trustees fees	17
Service fees:
Service Class	59
Other	9
Total expenses	4,976
Net Investment Income	31,968

Net Realized Gain from:
Investment securities	41,832
Futures contracts	(2,200)
Written option and swaption contracts	(11,321)
Swap agreements	14,576
Foreign currency transactions	(1,451)
41,436

Net Decrease in Unrealized Depreciation on:
Investment securities	(62,077)
Futures contracts	(8,764)
Written swaption contracts	11,486
Swap agreements	(26,367)
Translation of assets and liabilities denominated in foreign currencies	2,466
(83,256)

Net Realized and Unrealized Loss	(41,820)

Net Decrease In Net Assets Resulting from Operations	$(9,852)

The notes to the financial statements are an integral part of this report.

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$31,968	$54,553
Net realized gain from investment securities, futures contracts, written options and swaptions contracts, swaps and foreign currency transactions	41,436	12,022
Change in net unrealized appreciation (depreciation) on investment securities, futures contracts, written swaptions, swaps and foreign currency translation	(83,256)	41,246
	(9,852)	107,821
Distributions to Shareholders:
From net investment income:
Initial Class	—	(31,765)
Service Class	—	(691)
	—	(32,456)
From net realized gains:
Initial Class	—	(86)
Service Class	—	(2)
	—	(88)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	151,318	377,229
Service Class	31,630	12,488
	182,948	389,717
Dividends and distributions reinvested:
Initial Class	—	31,852
Service Class	—	693
	—	32,545
Cost of shares redeemed:
Initial Class	(81,558)	(166,748)
Service Class	(5,892)	(7,560)
	(87,450)	(174,308)
Net increase in net assets from capital share transactions	95,498	247,954
Net increase in net assets	85,646	323,231

Net Assets:
Beginning of year	1,324,622	1,001,391
End of period/year	$1,410,268	$1,324,622
Undistributed Net Investment Income	$86,008	$54,040

Share Activity:
Shares issued:
Initial Class	12,737	34,002
Service Class	2,664	1,112
	15,401	35,114
Shares issued-reinvested from distributions:
Initial Class	—	2,893
Service Class	—	63
	—	2,956
Shares redeemed:
Initial Class	(6,894)	(14,933)
Service Class	(500)	(673)
	(7,394)	(15,606)
Net increase in shares outstanding:
Initial Class	5,843	21,962
Service Class	2,164	502
	8,007	22,464

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

	Period ended		Initial Class Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$11.65		$10.98	$10.91	$11.12	$10.98	$10.62
Investment Operations
Net investment income(a)	0.26		0.50	0.45	0.36	0.19	0.22
Net realized and unrealized gain (loss)	(0.32)		0.46	—	(0.10)	0.29	0.29
Total operations	(0.06)		0.96	0.45	0.26	0.48	0.51
Distributions
From net investment income	—		(0.29)	(0.38)	(0.20)	(0.17)	(0.06)
From net realized gains	—		— (b)	—	(0.27)	(0.17)	(0.09)
Total distributions	—		(0.29)	(0.38)	(0.47)	(0.34)	(0.15)
Net Asset Value
End of period/year	$11.59		$11.65	$10.98	$10.91	$11.12	$10.98
Total Return(c)	(0.51	)%(d)	8.95%	4.21%	2.33%	4.50%	4.90%
Net Assets End of Period/Year (000’s)	$1,353,061		$1,292,286	$976,434	$726,038	$633,493	$552,494
Ratios and Supplemental Data
Expenses to average net assets	0.69	%(e)	0.70%	0.73%	0.74%	0.75%	0.75%
Net investment income, to average net assets	4.45	%(e)	4.47%	4.13%	3.28%	1.75%	2.06%
Portfolio turnover rate	335	%(d)	728%	709%	387%	393%	430%

For a share outstanding throughout each period

	Period ended		Service Class Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$11.67		$11.00	$10.93	$11.16	$11.02	$10.89
Investment Operations
Net investment income(a)	0.26		0.47	0.42	0.34	0.17	0.12
Net realized and unrealized gain (loss)	(0.34)		0.47	0.01	(0.11)	0.29	0.11
Total operations	(0.08)		0.94	0.43	0.23	0.46	0.23
Distributions
From net investment income	—		(0.27)	(0.36)	(0.19)	(0.15)	(0.01)
From net realized gains	—		— (b)	—	(0.27)	(0.17)	(0.09)
Total distributions	—		(0.27)	(0.36)	(0.46)	(0.32)	(0.10)
Net Asset Value
End of period/year	$11.59		$11.67	$11.00	$10.93	$11.16	$11.02
Total Return(c)	(0.69	)%(d)	8.80%	3.90%	2.03%	4.22%	2.14	%(d)
Net Assets End of Period/Year (000’s)	$57,207		$32,336	$24,957	$23,661	$14,590	$3,044
Ratios and Supplemental Data
Expenses to average net assets	0.94	%(e)	0.95%	0.98%	0.99%	1.01%	0.99	%(e)
Net investment income, to average net assets	4.41	%(e)	4.23%	3.86%	3.10%	1.54%	1.67	%(e)
Portfolio turnover rate	335	%(d)	728%	709%	387%	393%	430	%(d)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Rounds to less than $(0.01).
(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(d)	Not annualized.
(e)	Annualized.

The notes to the financial statements are an integral part of this report.

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, PIMCO Total Return also changed its name to Transamerica PIMCO Total Return VP (“the Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

TBA purchase commitments: The Fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not to exceed 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Fund’s other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short-term, interest-bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $9.

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. — (continued)

The value of loaned securities and related collateral outstanding at June 30 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Loan participations/ assignments: The Fund may purchase participations/ assignments in commercial loans. Such indebtedness may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loan participations/ assignments involve risks of insolvency of the lending bank or other financial intermediaries. As such, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with the interposed bank or other financial intermediary.

The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement, unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2008 are listed in the Schedule of Investments.

Swap agreements: The Fund may enter into swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve commitments to pay/receive interest in exchange for a market-linked return, both based on notional amounts. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Entering into these agreements involves elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain or loss on the Statement of Operations.

Open swaps agreements at June 30, 2008 are listed in the Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. — (continued)

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amounts of open futures contracts at June 30, 2008 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities. Variation margin represents the additional payment due or excess deposits made in order to maintain the equity account at the required margin level.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market; and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. Options are marked-to-market daily to reflect the current value of the option written.

Transactions in written options were as follows:

	Transamerica PIMCO Total Return VP
	Premium	Contracts*
Balance at December 31, 2007	$1,485	2,163
Sales	70	456
Closing Buys
Expirations	(1,555)	(2,619)
Exercised	0	0
Balance at June 30, 2008	$0	0

* Contracts not in thousands

Swaptions contracts: The Fund is authorized to write swaption contracts to manage exposure to fluctuations in interest rates and to enhance fund yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call option is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a variable rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers.

When the Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current value of the swaption. Changes in the value of the swaption are reported as Unrealized gains or losses in written options in the Statement of Assets and Liabilities. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from written options. The difference between the premium and the amount paid on affecting a closing purchase transaction is treated as a realized gain or loss.

Transactions in written swaptions were as follows:

	Transamerica PIMCO Total Return VP
	Premium	Notional Amount
Balance at December 31, 2007	$5,044	$417,600
Sales	8,116	271,800
Closing Buys	(5,738)	(371,100)
Expirations
Exercised
Balance at June 30, 2008	$7,422	$318,300

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE).

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2. — (continued)

Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2008:

	Net Assets	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$172,394	12.22%
Transamerica Asset Allocation-Moderate Growth VP	315,547	22.38
Transamerica Asset Allocation-Moderate VP	372,664	26.43
Transamerica Int’l Moderate Growth VP	47,260	3.35
Total	$907,865	64.38%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $250 million	0.675%
Over $250 million up to $750 million	0.65%
Over $750 million	0.60%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008. There are no amounts available for recapture at June 30, 2008

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $65 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2. — (continued)

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. As of June 30, 2008, the amount related to the Emeritus Plan was $10. As of June 30, 2008, payments made related to the Emeritus Plan were $21.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$6,512,528
U.S. Government	894,743
Proceeds from maturities and sales of securities:
Long-term	6,280,307
U.S. Government	1,067,687

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, swaps, option contracts, futures contracts and Post October loss deferrals.

NOTE 5. ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Transamerica

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO Total Return VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was strong compared to its peer universe for the past 1- and 3-year periods and above the median for the past 5-year period.  The Trustees also considered the Fund’s notable performance improvement over the past six months.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were above the median for its peer group but in line with the median for its peer universe.  The Trustees further noted that advisory fees were reduced in 2007.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that despite a flat sub-advisory fee schedule, TAM offers breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Science & Technology VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at  January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$818.69	0.85%	$3.84
Hypothetical (b)	1,000.00	1,020.64	0.85	4.27

Service Class
Actual	1,000.00	816.98	1.10	4.97
Hypothetical (b)	1,000.00	1,019.39	1.10	5.52

(a) Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b) 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Industry

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by industry of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.6%)
Auto Components (0.9%)
BorgWarner, Inc.	31,800	$1,411
Biotechnology (3.7%)
Gilead Sciences, Inc. ‡	108,900	5,766
Communications Equipment (13.5%)
F5 Networks, Inc. ‡	174,000	4,945
Polycom, Inc. ‡	238,460	5,809
Research In Motion, Ltd. ‡	72,900	8,522
Riverbed Technology, Inc. ‡ ^	131,200	1,800
Computers & Peripherals (10.8%)
Apple, Inc. ‡	60,200	10,080
Data Domain, Inc. ‡ ^	79,500	1,855
EMC Corp. ‡ ^	336,900	4,949
Diversified Financial Services (2.1%)
CME Group, Inc. -Class A	8,500	3,257
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	107,500	3,622
Electrical Equipment (4.9%)
Fuelcell Energy, Inc. ‡ ^	339,500	2,410
Sunpower Corp. -Class A ‡ ^	73,700	5,305
Electronic Equipment & Instruments (8.2%)
FLIR Systems, Inc. ‡	106,500	4,321
Itron, Inc. ‡ ^	47,700	4,691
Trimble Navigation, Ltd. ‡	107,300	3,831
Health Care Equipment & Supplies (6.1%)
Intuitive Surgical, Inc. ‡	22,900	6,169
NuVasive, Inc. ‡ ^	75,500	3,372
Internet & Catalog Retail (2.7%)
Amazon.com, Inc. ‡	57,600	4,224
Internet Software & Services (14.2%)
Equinix, Inc. ‡ ^	69,000	6,156
Google, Inc. -Class A ‡	17,500	9,212
Omniture, Inc. ‡ ^	133,200	2,474
Valueclick, Inc. ‡	172,900	2,620
Vocus, Inc. ‡	52,700	1,695
Machinery (1.3%)
Tennant Co.	70,000	2,105
Semiconductors & Semiconductor Equipment (1.7%)
NVIDIA Corp. ‡	145,100	2,716
Software (21.0%)
Activision Blizzard, Inc. ‡	47,200	1,608
Adobe Systems, Inc. ‡	141,100	5,558
Informatica Corp. ‡	232,500	3,497
Macrovision Solutions Corp. ‡	257,400	3,851
Nintendo Co., Ltd. ADR	60,000	4,242
Nuance Communications, Inc. ‡ ^	278,200	4,359
Salesforce.com, Inc. ‡	104,300	7,116
Ultimate Software Group, Inc. ‡	74,900	2,669
Wireless Telecommunication Services (5.2%)
Metropcs Communications, Inc. ‡	257,000	4,551
NII Holdings, Inc. ‡	73,900	3,510
Total Common Stocks (cost $144,919)		154,278

	Principal
REPURCHASE AGREEMENT (1.0%)
State Street Repurchase Agreement ° £ 1.05%, dated 06/30/2008 to be repurchased at $1,535 on 07/01/2008	$1,535	1,535
Total Repurchase Agreement (cost $1,535)		1,535

	Shares
SECURITIES LENDING COLLATERAL (22.1%)
State Street Navigator Securities Lending Trust – Prime Portfolio, 2.66% r °	34,515	34,515
Total Securities Lending Collateral (cost $34,515)		34,515

Total Investment Securities (cost $180,969) #		$190,328

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $33,234.
£

Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.81% and maturity date of 02/15/2036, respectively, and with a market value plus accrued interest of $1,566.

°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
r	Interest rate shown reflects the yield at June 30, 2008.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $180,969.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $26,187 and $16,828, respectively.  Net unrealized appreciation for tax purposes is $9,359.

DEFINITIONS:

ADR        American Depositary Receipt

The notes to the financial statements are an integral part of this report.

2

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$188,793	$1,535	$—	$190,328

The notes to the financial statements are an integral part of this report.

3

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $180,969) (including securities loaned of $33,234)	$190,328
Foreign currency (cost: $61)	64
Receivables:
Investment securities sold	952
Shares sold	21
Interest	2
Income from loaned securities	51
191,418
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	362
Management and advisory fees	112
Service fees	1
Administration fees	3
Printing and shareholder reports	17
Payable for collateral for securities on loan	34,515
Other	20
35,030
Net Assets	$156,388

Net Assets Consist of:
Capital Stock ($.01 par value)	$358
Additional paid-in capital	134,826
Accumulated net investment loss	(360)
Undistributed net realized gain from investment securities and foreign currency transactions	12,202
Net unrealized appreciation on:
Investment securities	9,359
Translation of assets and liabilities denominated in foreign currencies	3
Net Assets	$156,388
Net Assets by Class:
Initial Class	$151,024
Service Class	5,364
Shares Outstanding:
Initial Class	34,527
Service Class	1,240
Net Asset Value and Offering Price Per Share:
Initial Class	$4.38
Service Class	4.33

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $3)	$140
Interest	1
Income from loaned securities-net	187
328
Expenses:
Management and advisory fees	625
Printing and shareholder reports	6
Custody fees	18
Administration fees	16
Legal fees	2
Audit fees	9
Trustees fees	2
Service fees:
Service Class	7
Other	1
Total expenses	686

Net Investment Loss	(358)

Net Realized Gain from:
Investment securities	5,075
Foreign currency transactions	(2)
5,073

Net Decrease in Unrealized Depreciation on:
Investment securities	(41,118)
Translation of assets and liabilities denominated in foreign currencies	2
(41,116)

Net Realized and Unrealized Loss	(36,043)

Net Decrease In Net Assets Resulting from Operations	$(36,401)

The notes to the financial statements are an integral part of this report.

4

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(358)	$(615)
Net realized gain from investment securities and foreign currency transactions	5,073	9,236
Change in net unrealized depreciation on investment securities and foreign currency translation	(41,116)	35,919
	(36,401)	44,540
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	16,469	38,229
Service Class	2,201	6,385
	18,670	44,614
Cost of shares redeemed:
Initial Class	(23,388)	(24,486)
Service Class	(2,643)	(2,900)
	(26,031)	(27,386)
Net increase (decrease) in net assets from capital share transactions	(7,361)	17,228
Net increase (decrease) in net assets	(43,762)	61,768

Net Assets:
Beginning of year	200,150	138,382
End of period/year	$156,388	$200,150
Accumulated Net Investment Income Loss	$(360)	$(2)

Share Activity:
Shares issued:
Initial Class	3,746	7,774
Service Class	495	1,321
	4,241	9,095
Shares redeemed:
Initial Class	(5,303)	(5,393)
Service Class	(592)	(610)
	(5,895)	(6,003)
Net increase (decrease) in shares outstanding:
Initial Class	(1,557)	2,381
Service Class	(97)	711
	(1,654)	3,092

The notes to the financial statements are an integral part of this report.

5

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

	Period ended		Initial Class Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$5.35		$4.03	$4.36	$4.29	$3.97	$2.63
Investment Operations
Net investment income (loss)(a)	(0.01)		(0.02)	(0.01)	(0.01)	0.02	(0.02)
Net realized and unrealized gain (loss)	(0.96)		1.34	0.02	0.10	0.30	1.36
Total operations	(0.97)		1.32	0.01	0.09	0.32	1.34
Distributions
From net investment income	—		—	—	(0.02)	—	—
From net realized gains	—		—	(0.34)	—	—	—
Total distributions	—		—	(0.34)	(0.02)	—	—
Net Asset Value
End of period/year	$4.38		$5.35	$4.03	$4.36	$4.29	$3.97
Total Return(b)	(18.13	)%(c)	32.75%	1.01%	2.06%	8.06%	50.95%
Net Assets End of Period/Year (000’s)	$151,024		$193,067	$135,878	$153,247	$209,049	$213,164
Ratios and Supplemental Data
Expenses to average net assets	0.85	%(d)	0.85%	0.85%	0.88%	0.85%	0.87%
Net investment income (loss), to average net assets	(0.44	)%(d)	(0.38)%	(0.33)%	(0.22)%	0.38%	(0.57)%
Portfolio turnover rate	33	%(c)	62%	93%	91%	35%	40%

For a share outstanding throughout each period

	Period ended		Service Class Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$5.30		$4.00	$4.34	$4.28	$3.97	$3.00
Investment Operations
Net investment income (loss)(a)	(0.02)		(0.03)	(0.02)	(0.02)	0.02	(0.02)
Net realized and unrealized gain (loss)	(0.95)		1.33	0.02	0.09	0.29	0.99
Total operations	(0.97)		1.30	—	0.07	0.31	0.97
Distributions
From net investment income	—		—	—	(0.01)	—	—
From net realized gains	—		—	(0.34)	—	—	—
Total distributions	—		—	(0.34)	(0.01)	—	—
Net Asset Value
End of period/year	$4.33		$5.30	$4.00	$4.34	$4.28	$3.97
Total Return(b)	(18.30	)%(c)	32.50%	0.76%	1.86%	7.56%	32.33	%(c)
Net Assets End of Period/Year (000’s)	$5,364		$7,083	$2,504	$2,251	$2,324	$740
Ratios and Supplemental Data
Expenses to average net assets	1.10	%(d)	1.10%	1.10%	1.13%	1.15%	1.12	%(d)
Net investment income (loss), to average net assets	(0.71	)%(d)	(0.65)%	(0.59)%	(0.47)%	0.48%	(0.83	)%(d)
Portfolio turnover rate	33	%(c)	62%	93%	91%	35%	40	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.

The notes to the financial statements are an integral part of this report.

6

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.                    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Transamerica Science & Technology also changed its name to Transamerica Science and Technology VP (the “Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

There were no recaptured commissions during the period ended June 30, 2008.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short-term, interest-bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

7

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.–(continued)

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $36.

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.        RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser.  Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc.  (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Management, LLC (“TIM”) is both an affiliate of the Fund and a sub-adviser of the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2008:

	Net Assets	% of Net Assets

Transamerica Asset Allocation-Conservative VP	$5,486	3.51%
Transamerica Asset Allocation-Growth VP	4,572	2.92
Transamerica Asset Allocation-Moderate Growth VP	46,521	29.75
Transamerica Asset Allocation-Moderate VP	35,067	22.42
Total	$91,646	58.60%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

Of the first $500 million	0.78%
Over $500 million	0.70%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.98% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.–(continued)

There were no amounts recaptured during the period ended June 30, 2008.  There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”).  Such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $7 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, and is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the liability related to the Emeritus Plan was $2. As of June 30, 2008, payments made related to the Emeritus Plan were $4.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.        INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008, were as follows:

Purchases of securities:
Long-term	$53,580
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	58,596
U.S. Government	—

NOTE 4.        FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, investment in partnership, REITs and capital loss carryforwards.

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 5.        ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

10

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Science & Technology VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was strong compared to its peer universe for the past 1-year period, in line with the median for the past 3-year period and above the median for the past 5-year period. The Board also noted that the performance of the Fund prior to August, 2006 could be attributed in part to the Fund’s prior sub-adviser.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were in line with the median for its peer group and below the median for its peer universe and that the total expenses of the Fund were below the medians for its peer group and peer universe, indicating competitive fees.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

11

Transamerica Small/Mid Cap Value VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at  January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$1,027.60	0.85%	$4.29
Hypothetical (b)	1,000.00	1,020.64	0.85	4.27

Service Class
Actual	1,000.00	1,026.44	1.10	5.54
Hypothetical (b)	1,000.00	1,019.39	1.10	5.52

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (91.2%)
Chemicals (0.4%)
Zep, Inc. ^	137,500	$2,046
Commercial Services & Supplies (8.3%)
FTI Consulting, Inc. ‡ ^	348,000	23,824
Navigant Consulting, Inc. ‡ ^	490,982	9,603
Republic Services, Inc. -Class A	307,500	9,133
Computers & Peripherals (0.6%)
ActivIdentity Corp. ‡	9,900	27
Hypercom Corp. ‡	670,000	2,948
Diversified Telecommunication Services (1.9%)
Citizens Communications Co.	870,000	9,866
Electric Utilities (2.8%)
ALLETE, Inc. ^	151,666	6,370
Uil Holdings Corp.	280,000	8,235
Electronic Equipment & Instruments (1.5%)
Cogent, Inc. ‡ ^	670,305	7,621
Energy Equipment & Services (14.3%)
Allis-Chalmers Energy, Inc. ‡ ^	188,800	3,361
Global Industries, Ltd. ‡	605,270	10,852
Helix Energy Solutions Group, Inc. ‡	258,100	10,747
Hercules Offshore, Inc. ‡ ^	329,079	12,512
Superior Energy Services, Inc. ‡	480,000	26,467
Transocean, Inc.	64,219	9,786
Food Products (1.8%)
Dean Foods Co. ‡	477,400	9,367
Health Care Equipment & Supplies (0.9%)
Orthofix International NV ‡	170,000	4,921
Health Care Providers & Services (1.9%)
Chemed Corp. ^	266,700	9,764
Household Durables (1.1%)
Jarden Corp. ‡ ^	315,000	5,746
Industrial Conglomerates (6.1%)
McDermott International, Inc. ‡	510,000	31,564
Insurance (3.8%)
HCC Insurance Holdings, Inc.	457,500	9,672
PartnerRe, Ltd.	142,000	9,816
IT Services (1.5%)
Wright Express Corp. ‡	310,000	7,688
Life Sciences Tools & Services (1.5%)
Thermo Fisher Scientific, Inc. ‡	138,000	7,691
Marine (10.7%)
Aries Maritime Transport, Ltd.	992,000	4,811
DryShips, Inc. ^	216,800	17,383
Genco Shipping & Trading, Ltd. ^	419,700	27,365
Omega Navigation Enterprises, Inc. -Class A ^	329,800	5,445
Multi-Utilities (1.8%)
CMS Energy Corp. ^	630,000	9,387
Oil, Gas & Consumable Fuels (13.6%)
Cabot Oil & Gas Corp.	158,000	10,701
Comstock Resources, Inc. ‡	165,550	13,977
Holly Corp.	212,000	7,827
Newfield Exploration Co. ‡ ^	150,000	9,788
Petrohawk Energy Corp. ‡	442,200	20,478
StealthGas, Inc.	510,600	7,205
Real Estate Investment Trusts (8.9%)
Annaly Capital Management, Inc. ^	1,095,000	16,983
Capstead Mortgage Corp.	518,700	5,628
LTC Properties, Inc.	450,000	11,502
Omega Healthcare Investors, Inc.	461,000	7,676
Parkway Properties, Inc. ^	129,000	4,351
Software (1.2%)
Fair Isaac Corp. ^	290,000	6,023
Textiles, Apparel & Luxury Goods (2.4%)
Hanesbrands, Inc. ‡	448,700	12,178
Transportation Infrastructure (4.2%)
Aegean Marine Petroleum Network, Inc. ^	533,140	21,693
Total Common Stocks (cost $344,076)		470,028

	Principal
REPURCHASE AGREEMENT (7.2%)
State Street Repurchase Agreement
1.05%, dated 06/30/2008 to be repurchased at $37,388 on 07/01/2008	$37,387	37,387
Total Repurchase Agreement (cost $37,387)		37,387

	Shares
SECURITIES LENDING COLLATERAL (20.5%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66%	105,657	105,657
Total Securities Lending Collateral (cost $105,657)		105,657

Total Investment Securities (cost $487,120) #		$613,072

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $101,853.
State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.

Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61% and maturity date of 01/23/2009, respectively, and with a market value plus accrued interest of $38,137.

Interest rate shown reflects the yield at June 30, 2008.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $487,120. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $164,285 and $38,333, respectively. Net unrealized appreciation for tax purposes is $125,952.

2

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$575,685	$37,387	$—	$613,072

The notes to the financial statements are an integral part of this report.

3

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $487,120) (including securities loaned of $101,853)	$613,072
Receivables:
Investment securities sold	1,808
Shares sold	8,280
Interest	10
Income from loaned securities	80
Dividends	1,440
624,690
Liabilities:
Investment securities purchased	2,476
Accounts payable and accrued liabilities:
Shares redeemed	607
Management and advisory fees	344
Service fees	6
Administration fees	9
Printing and shareholder reports	46
Payable for collateral for securities on loan	105,657
Other	28
109,173
Net Assets	$515,517

Net Assets Consist of:
Capital Stock ($.01 par value)	$227
Additional paid-in capital	304,678
Undistributed net investment income	10,658
Undistributed net realized gain from investment securities	74,002
Net unrealized appreciation on:
Investment securities	125,952
Net Assets	$515,517
Net Assets by Class:
Initial Class	$478,031
Service Class	37,486
Shares Outstanding:
Initial Class	21,060
Service Class	1,664
Net Asset Value and Offering Price Per Share:
Initial Class	$22.71
Service Class	22.52

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends	$5,166
Interest	48
Income from loaned securities-net	404
5,618

Expenses:
Management and advisory fees	1,879
Printing and shareholder reports	21
Custody fees	25
Administration fees	47
Legal fees	6
Audit fees	9
Trustees fees	6
Service fees:
Service Class	35
Other	3
Total expenses	2,031

Net Investment Income	3,587

Net Realized Gain from:
Investment securities	25,915

Net Decrease in Unrealized Depreciation on:
Investment securities	(18,241)

Net Realized and Unrealized Gain	7,674

Net Increase In Net Assets Resulting from Operations	$11,261

The notes to the financial statements are an integral part of this report.

4

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008	December 31,
	(unaudited)	2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$3,587	$7,285
Net realized gain from investment securities	25,915	47,931
Change in net unrealized appreciation (depreciation) on investment securities	(18,241)	45,202
	11,261	100,418
Distributions to Shareholders:
From net investment income:
Initial Class	—	(4,088)
Service Class	—	(203)
	—	(4,291)
From net realized gains:
Initial Class	—	(37,856)
Service Class	—	(2,181)
	—	(40,037)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	50,997	73,257
Service Class	13,054	18,004
	64,051	91,261
Dividends and distributions reinvested:
Initial Class	—	41,944
Service Class	—	2,385
	—	44,329
Cost of shares redeemed:
Initial Class	(47,670)	(115,226)
Service Class	(7,146)	(7,134)
	(54,816)	(122,360)
Net increase in net assets from capital share transactions	9,235	13,230
Net increase in net assets	20,496	69,320

Net Assets:
Beginning of year	495,021	425,701
End of period/year	$515,517	$495,021
Undistributed Net Investment Income	$10,658	$7,071

Share Activity:
Shares issued:
Initial Class	2,314	3,323
Service Class	586	829
	2,900	4,152
Shares issued-reinvested from distributions:
Initial Class	—	2,035
Service Class	—	116
	—	2,151
Shares redeemed:
Initial Class	(2,246)	(5,297)
Service Class	(345)	(334)
	(2,591)	(5,631)
Net increase in shares outstanding:
Initial Class	68	61
Service Class	241	611
	309	672

The notes to the financial statements are an integral part of this report.

5

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$22.10		$19.58	$18.33	$16.94	$14.56	$7.63
Investment Operations
Net investment income (loss)(a)	0.17		0.34	0.19	0.16	0.07	(0.05)
Net realized and unrealized gain	0.44		4.35	2.94	2.11	2.31	6.98
Total operations	0.61		4.69	3.13	2.27	2.38	6.93
Distributions
From net investment income	—		(0.21)	(0.18)	(0.08)	—	—
From net realized gains	—		(1.96)	(1.70)	(0.80)	—	—
Total distributions	—		(2.17)	(1.88)	(0.88)	—	—
Net Asset Value
End of period/year	$22.71		$22.10	$19.58	$18.33	$16.94	$14.56
Total Return(b)	2.76	%(c)	24.74%	18.05%	13.56%	16.35%	90.83%
Net Assets End of Period/Year (000’s)	$478,031		$463,795	$409,879	$407,351	$421,079	$360,057
Ratios and Supplemental Data
Expenses to average net assets	0.85	%(d)	0.85%	0.86%	0.86%	0.84%	0.88	%(e)
Net investment income (loss), to average net assets	1.54	%(d)	1.57%	0.98%	0.92%	0.48%	(0.49)%
Portfolio turnover rate	16	%(c)	18%	24%	33%	139%	140%

For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,			May 3 to Dec
	June 30, 2008		2007	2006	2005	31, 2004
Net Asset Value
Beginning of period	$21.94		$19.48	$18.26	$16.92	$14.71
Investment Operations
Net investment income(a)	0.13		0.27	0.14	0.15	0.10
Net realized and unrealized gain	0.45		4.33	2.94	2.06	2.11
Total operations	0.58		4.60	3.08	2.21	2.21
Distributions
From net investment income	—		(0.18)	(0.16)	(0.07)	—
From net realized gains	—		(1.96)	(1.70)	(0.80)	—
Total distributions	—		(2.14)	(1.86)	(0.87)	—
Net Asset Value
End of period/year	$22.52		$21.94	$19.48	$18.26	$16.92
Total Return(b)	2.64	%(c)	24.39%	17.82%	13.26%	15.02	%(c)
Net Assets End of Period/Year (000’s)	$37,486		$31,226	$15,822	$10,717	$1,443
Ratios and Supplemental Data
Expenses to average net assets	1.10	%(d)	1.10%	1.11%	1.11%	1.11	%(d)
Net investment income, to average net assets	1.25	%(d)	1.27%	0.73%	0.82%	0.94	%(d)
Portfolio turnover rate	16	%(c)	18%	24%	33%	139	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratio of Expenses to average net assets is inclusive of recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.04% for Initial Class (see Note 2).

The notes to the financial statements are an integral part of this report.

6

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.     ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Transamerica Small/Mid Cap Value also changed its name to Transamerica Small/Mid Cap Value VP (“the Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

There were no amounts recaptured during the period ended June 30, 2008. There are no amounts available for recapture at June 30, 2008.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short-term, interest-bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $116.

7

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.–(continued)

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.     RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Management, LLC (“TIM”) is both an affiliate of the Fund and a sub-adviser of the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2008:

	Net Assets	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$8,491	1.65%
Transamerica Asset Allocation-Growth VP	42,330	8.21
Transamerica Asset Allocation-Moderate Growth VP	54,416	10.56
Transamerica Asset Allocation-Moderate VP	36,765	7.13
Total	$142,002	27.55%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $500 million	0.80%
Over $500 million	0.75%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.89% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008.  There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.–(continued)

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $23 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, and is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $6. As of June 30, 2008, payments made related to the Emeritus Plan were $12.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.     INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$74,865
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	77,537
U.S. Government	—

NOTE 4.     FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and REITs.

NOTE 5.     ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 5.–(continued)

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

10

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Small/Mid Cap Value VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was strong compared to its peer universe for the past 1-, 3- and 5-year periods.  The Board also noted that the Fund’s 5-year performance could not be attributed completely to the Sub-Adviser’s current management team, which assumed management of the Fund in March 2004.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were in line with the medians for its peer group and peer universe and that the total expenses of the Fund were below the medians for its peer group and peer universe, indicating competitive fees.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

11

Transamerica T. Rowe Price Equity Income VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at  January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$863.73	0.79%	$3.66
Hypothetical (b)	1,000.00	1,020.93	0.79	3.97

Service Class
Actual	1,000.00	862.14	1.04	4.82
Hypothetical (b)	1,000.00	1,019.69	1.04	5.22

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)       5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK (0.5%)
Fannie Mae, 8.75%	52	$1,984
Total Convertible Preferred Stock (cost $2,346)		1,984

PREFERRED STOCKS (0.6%)
Commercial Banks (0.2%)
National City Corp., 0.89% PIPE ‡ £	9	859
Diversified Financial Services (0.4%)
Merrill Lynch & Co., Inc., 9.00% £	24	1,560
Total Preferred Stocks (cost $3.300)		2,419

COMMON STOCKS (95.2%)
Aerospace & Defense (0.8%)
Honeywell International, Inc.	68,100	3,424
Air Freight & Logistics (0.4%)
United Parcel Service, Inc. -Class B	31,100	1,912
Airlines (0.3%)
Southwest Airlines Co. ^	112,700	1,470
Automobiles (0.8%)
Ford Motor Co. ‡ ^	179,700	864
Harley-Davidson, Inc. ^	73,800	2,676
Beverages (1.1%)
Anheuser-Busch Cos., Inc.	78,600	4,883
Biotechnology (1.0%)
Amgen, Inc. ‡	95,000	4,480
Building Products (1.1%)
Masco Corp.	184,500	2,902
USG Corp. ‡ ^	66,200	1,958
Capital Markets (3.5%)
Bank of New York Mellon Corp.	140,880	5,330
Legg Mason, Inc.	65,300	2,845
Merrill Lynch & Co., Inc. ^	127,700	4,049
Och-Ziff Capital Management Group LLC -Class A ^	61,800	1,175
UBS AG	89,700	1,888
Chemicals (1.8%)
Ei DU Pont de Nemours & Co.	98,300	4,216
International Flavors & Fragrances, Inc.	85,200	3,328
Commercial Banks (4.6%)
Allied Irish Banks PLC	138,800	2,143
Fifth Third Bancorp ^	166,500	1,695
KeyCorp	149,800	1,645
National City Corp., 0.89%	53,600	256
National City Corp., 0.89% ^	86,300	412
PNC Financial Services Group, Inc.	1
Royal Bank of Scotland PLC	154,500	661
SunTrust Banks, Inc.	107,100	3,879
US Bancorp	181,300	5,056
Wells Fargo & Co.	205,240	4,874
Commercial Services & Supplies (1.5%)
Avery Dennison Corp.	85,000	3,734
Waste Management, Inc.	66,562	2,510
Communications Equipment (0.8%)
Alcatel-Lucent ADR ‡	343,400	2,074
Motorola, Inc.	208,900	1,534
Computers & Peripherals (0.9%)
Dell, Inc. ‡	180,400	3,947
Construction Materials (0.7%)
Vulcan Materials Co. ^	48,300	2,887
Consumer Finance (1.4%)
Capital One Financial Corp. ^	80,900	3,075
SLM Corp. ‡	161,000	3,115
Distributors (0.5%)
Genuine Parts Co.	57,050	2,264
Diversified Consumer Services (0.8%)
H&R Block, Inc. ^	166,500	3,563
Diversified Financial Services (3.3%)
Bank of America Corp.	110,900	2,647
Citigroup, Inc. ^	124,359	2,084
JPMorgan Chase & Co.	281,022	9,642
Diversified Telecommunication Services (3.5%)
AT&T, Inc.	266,540	8,980
Qwest Communications International, Inc. ^	523,900	2,059
Verizon Communications, Inc.	117,042	4,143
Electric Utilities (4.6%)
Duke Energy Corp.	158,500	2,755
Entergy Corp.	28,800	3,470
FirstEnergy Corp.	43,050	3,544
NiSource, Inc.	247,600	4,437
Pinnacle West Capital Corp.	51,800	1,594
Progress Energy, Inc.	67,400	2,819
TECO Energy, Inc.	55,100	1,184
Electrical Equipment (0.5%)
Cooper Industries, Ltd. -Class A	50,314	1,987
Energy Equipment & Services (1.3%)
BJ Services Co.	87,400	2,792
Schlumberger, Ltd.	25,500	2,739
Food & Staples Retailing (0.2%)
Whole Foods Market, Inc. ^	27,700	656
Food Products (3.8%)
Campbell Soup Co.	44,700	1,496
General Mills, Inc.	78,600	4,777
Hershey Co.	164,100	5,379
Kraft Foods, Inc. -Class A	106,800	3,038
McCormick & Co., Inc.	44,300	1,580
Health Care Providers & Services (0.4%)
WellPoint, Inc. ‡	34,000	1,621
Hotels, Restaurants & Leisure (0.7%)
MGM Mirage, Inc. ‡	84,600	2,867
Household Durables (3.1%)
Black & Decker Corp. ^	22,500	1,294
Dr Horton, Inc. ^	136,000	1,476
Fortune Brands, Inc.	56,200	3,507

The notes to the financial statements are an integral part of this report.

2

	Shares	Value
Household Durables (continued)
Harman International Industries, Inc.	34,000	$1,407
Newell Rubbermaid, Inc.	159,000	2,670
Whirlpool Corp. ^	45,400	2,802
Household Products (1.8%)
Colgate-Palmolive Co.	25,900	1,790
Kimberly-Clark Corp.	45,100	2,696
Procter & Gamble Co.	53,300	3,241
Industrial Conglomerates (4.4%)
3M Co.	80,000	5,567
General Electric Co.	499,550	13,333
Insurance (5.0%)
American International Group, Inc.	149,900	3,966
Chubb Corp.	33,300	1,632
Genworth Financial, Inc. -Class A	59,900	1,067
Lincoln National Corp.	83,866	3,801
Marsh & McLennan Cos., Inc.	246,800	6,553
Progressive Corp.	119,500	2,237
Travelers Cos., Inc. ‡	57,210	2,483
Internet Software & Services (1.2%)
eBay, Inc. ‡	66,500	1,817
Yahoo!, Inc. ‡	158,700	3,279
IT Services (0.7%)
Automatic Data Processing, Inc.	5,900	247
Computer Sciences Corp. ‡	58,300	2,731
Leisure Equipment & Products (1.0%)
Eastman Kodak Co. ^	139,800	2,017
Mattel, Inc.	141,700	2,426
Machinery (1.1%)
Illinois Tool Works, Inc.	100,100	4,756
Media (5.8%)
Cablevision Systems Corp. -Class A ‡	77,700	1,756
CBS Corp. -Class B	134,900	2,629
Comcast Corp. -Class A	55,400	1,051
Gannett Co., Inc. ^	132,700	2,876
McGraw-Hill Cos., Inc. ^	124,700	5,003
New York Times Co. -Class A ^	161,100	2,479
Time Warner, Inc.	337,100	4,989
Walt Disney Co.	135,200	4,218
Metals & Mining (0.4%)
Alcoa, Inc.	49,900	1,777
Multiline Retail (0.2%)
Macy’s, Inc.	33,300	647
Multi-Utilities (1.1%)
PG&E Corp.	49,900	1,981
Xcel Energy, Inc.	143,300	2,876
Oil, Gas & Consumable Fuels (12.8%)
Anadarko Petroleum Corp.	78,700	5,890
BP PLC ADR	61,874	4,305
Chevron Corp.	127,650	12,654
Exxon Mobil Corp.	133,438	11,760
Murphy Oil Corp.	65,000	6,373
Royal Dutch Shell PLC -Class A ADR	108,300	8,849
Spectra Energy Corp.	90,200	2,592
Sunoco, Inc.	69,100	2,812
Paper & Forest Products (1.8%)
International Paper Co.	222,293	5,179
MeadWestvaco Corp.	101,700	2,425
Pharmaceuticals (7.3%)
Abbott Laboratories	54,000	2,860
Bristol-Myers Squibb Co. ^	146,500	3,008
Eli Lilly & Co.	124,700	5,756
Johnson & Johnson	95,000	6,112
Merck & Co., Inc.	116,800	4,402
Pfizer, Inc.	248,800	4,347
Wyeth	99,900	4,791
Semiconductors & Semiconductor Equipment (1.7%)
Analog Devices, Inc.	111,000	3,527
Applied Materials, Inc.	90,700	1,731
Intel Corp.	104,900	2,253
Software (1.5%)
Microsoft Corp.	227,600	6,261
Specialty Retail (1.9%)
Bed Bath & Beyond, Inc. ‡ ^	132,500	3,723
Home Depot, Inc. ^	196,700	4,607
Thrifts & Mortgage Finance (0.1%)
Countrywide Financial Corp. ^	119,600	508
Tobacco (0.5%)
UST, Inc.	36,700	2,004
U.S. Government Agency Obligations (0.8%)
Fannie Mae ^	182,500	3,561
Wireless Telecommunication Services (0.7%)
Sprint Nextel Corp.	295,100	2,804
Total Common Stocks (cost $432,029)		411,185

	Principal
REPURCHASE AGREEMENT (3.3%)
State Street Repurchase Agreement •
1.05%, dated 06/30/2008, to be repurchased at $14,009 on 07/01/2008	$14,009	14,009
Total Repurchase Agreement (cost $14,009)		14,009

CONVERTIBLE BOND (0.1%)
Automobiles (0.1%)
Ford Motor Co.
4.25%, due 12/15/2036	824	599
Total Convertible Bond (cost $824)		599

	Shares
SECURITIES LENDING COLLATERAL (13.6%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% r •	58,767	58,767
Total Securities Lending Collateral (cost $58,767)		58,767

Total Investment Securities (cost $511,276) #		$488,963

The notes to the financial statements are an integral part of this report.

3

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $56,153.
£	Illiquid. These securities aggregated $2,419 or 0.56% of the Fund’s net assets.
Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.

Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61% and maturity date of 01/23/2009, respectively, and with a market value plus accrued interest of $14,293.

•	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
Interest rate shown reflects the yield at June 30, 2008.
‡	Non-income producing security.
Value is less than $1.
#

Aggregate cost for federal income tax purposes is $511,276. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $62,021 and $84,334, respectively. Net unrealized depreciation for tax purposes is $22,313.

DEFINITIONS:

LLC	Limited Liability Corporation
PLC	Public Limited Company
ADR	American Depositary Receipt
PIPE

Private Investment in Public Equity. Involves the selling of publicly traded shares to private investors. Shares are sold at a slight discount to the public market shares, and the issuer typically agrees to use its best efforts to register the resale of those same securities for the benefit of the purchaser.

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$472,371	$16,592	$—	$488,963

The notes to the financial statements are an integral part of this report.

4

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $511,276) (including securities loaned of $56,153)	$488,963
Receivables:
Investment securities sold	1,904
Shares sold	19
Interest	6
Income from loaned securities	54
Dividends	734
Dividend reclaims	16
491,696
Liabilities:
Investment securities purchased	875
Accounts payable and accrued liabilities:
Shares redeemed	434
Management and advisory fees	289
Service fees	6
Administration fees	8
Printing and shareholder reports	58
Payable for collateral for securities on loan	58,767
Other	42
60,479
Net Assets	$431,217

Net Assets Consist of:
Capital Stock ($.01 par value)	$262
Additional paid-in capital	283,997
Undistributed net investment income	15,909
Undistributed net realized gain from investment securities, and foreign currency transactions	153,360
Net unrealized depreciation on:
Investment securities	(22,313)
Translation of assets and liabilities denominated in foreign currencies	2
Net Assets	$431,217
Net Assets by Class:
Initial Class	$407,161
Service Class	24,056
Shares Outstanding:
Initial Class	24,713
Service Class	1,457
Net Asset Value and Offering Price Per Share:
Initial Class	$16.48
Service Class	16.51

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $26)	$6,825
Interest	134
Income from loaned securities-net	275
7,234
Expenses:
Management and advisory fees	1,819
Printing and shareholder reports	16
Custody fees	38
Administration fees	49
Legal fees	7
Audit fees	9
Trustees fees	6
Service fees:
Service Class	34
Other	3
Total expenses	1,981

Net Investment Income	5,253

Net Realized Gain from:
Investment securities	29,916
Foreign currency transactions	(50)
29,866
Net Decrease in Unrealized Depreciation on:
Investment securities	(107,509)
Translation of assets and liabilities denominated in foreign currencies	2
(107,507)
Net Realized and Unrealized Loss	(77,641)

Net Decrease In Net Assets Resulting from Operations	$(72,388)

The notes to the financial statements are an integral part of this report.

5

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$5,253	$10,688
Net realized gain from investment securities and foreign currency transactions	29,866	124,389
Change in net unrealized depreciation on investment securities and foreign currency translation	(107,507)	(113,040)
	(72,388)	22,037
Distributions to Shareholders:
From net investment income:
Initial Class	—	(12,378)
Service Class	—	(620)
	—	(12,998)
From net realized gains:
Initial Class	—	(52,163)
Service Class	—	(2,860)
	—	(55,023)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	4,586	33,416
Service Class	2,100	11,730
	6,686	45,146
Dividends and distributions reinvested:
Initial Class	—	64,541
Service Class	—	3,479
	—	68,020
Cost of shares redeemed:
Initial Class	(60,538)	(364,579)
Service Class	(5,556)	(9,750)
	(66,094)	(374,329)
Net decrease in net assets from capital share transactions	(59,408)	(261,163)
Net decrease in net assets	(131,796)	(307,147)

Net Assets:
Beginning of year	563,013	870,160
End of period/year	$431,217	$563,013
Undistributed Net Investment Income	$15,909	$10,656

Share Activity:
Shares issued:
Initial Class	253	1,571
Service Class	117	556
	370	2,127
Shares issued-reinvested from distributions:
Initial Class	—	3,374
Service Class	—	181
	—	3,555
Shares redeemed:
Initial Class	(3,385)	(17,519)
Service Class	(311)	(468)
	(3,696)	(17,987)
Net decrease in shares outstanding:
Initial Class	(3,132)	(12,574)
Service Class	(194)	269
	(3,326)	(12,305)

The notes to the financial statements are an integral part of this report.

6

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$19.08		$20.81	$20.12	$21.32	$18.96	$15.29
Investment Operations
Net investment income(a)	0.19		0.36	0.33	0.33	0.31	0.30
Net realized and unrealized gain (loss)	(2.79)		0.34	3.18	0.50	2.45	3.59
Total operations	(2.60)		0.70	3.51	0.83	2.76	3.89
Distributions
From net investment income	—		(0.47)	(0.41)	(0.39)	(0.26)	(0.12)
From net realized gains	—		(1.96)	(2.41)	(1.64)	(0.14)	(0.10)
Total distributions	—		(2.43)	(2.82)	(2.03)	(0.40)	(0.22)
Net Asset Value
End of period/year	$16.48		$19.08	$20.81	$20.12	$21.32	$18.96
Total Return(b)	(13.63	)%(c)	3.32%	18.96%	4.11%	14.81%	25.59%
Net Assets End of Period/Year (000’s)	$407,161		$531,387	$841,295	$802,067	$919,982	$1,058,801
Ratios and Supplemental Data
Expenses to average net assets	0.79	%(d)	0.80%	0.80%	0.79%	0.78%	0.78%
Net investment income (loss), to average net assets	2.16	%(d)	1.70%	1.61%	1.60%	1.57%	1.80%
Portfolio turnover rate	13	%(c)	22%	14%	22%	22%	14%

For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$19.15		$20.89	$20.19	$21.42	$19.05	$15.62
Investment Operations
Net investment income(a)	0.17		0.30	0.28	0.28	0.29	0.19
Net realized and unrealized gain (loss)	(2.81)		0.35	3.20	0.50	2.43	3.35
Total operations	(2.64)		0.65	3.48	0.78	2.72	3.54
Distributions
From net investment income	—		(0.43)	(0.37)	(0.37)	(0.21)	(0.01)
From net realized gains	—		(1.96)	(2.41)	(1.64)	(0.14)	(0.10)
Total distributions	—		(2.39)	(2.78)	(2.01)	(0.35)	(0.11)
Net Asset Value
End of period/year	$16.51		$19.15	$20.89	$20.19	$21.42	$19.05
Total Return(b)	(13.79	)%(c)	3.06%	18.71%	3.81%	14.56%	22.74	%(c)
Net Assets End of Period/Year (000’s)	$24,056		$31,626	$28,865	$21,561	$11,765	$1,476
Ratios and Supplemental Data
Expenses to average net assets	1.04	%(d)	1.05%	1.05%	1.04%	1.04%	1.03	%(d)
Net investment income (loss), to average net assets	1.91	%(d)	1.45%	1.35%	1.37%	1.45%	1.64	%(d)
Portfolio turnover rate	13	%(c)	22%	14%	22%	22%	14	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.

The notes to the financial statements are an integral part of this report.

7

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, T. Rowe Price Equity Income also changed its name to Transamerica T. Rowe Price Equity Income VP (“the Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Recaptured commissions during the period ended June 30, 2008 of $3 are included in net realized gain in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short-term, interest-bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.–(continued)

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $77.

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2008:

	Net Assets	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$422	0.10%
Transamerica Asset Allocation-Growth VP	57	0.01
Transamerica Asset Allocation-Moderate Growth VP	672	0.16
Transamerica Asset Allocation-Moderate VP	784	0.18
Total	$1,935	0.45%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $250 million	0.75%
Over $250 million up to $500 million	0.74%
Over $500 million	0.75%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.88% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008.  There are no amounts available for recapture at June 30, 2008.

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.–(continued)

The sub-adviser, T. Rowe Price, has agreed to a pricing discount based on aggregate assets that it manages in TST. The amount of the discount received by the Fund for the period ended June 30, 2008 was $8.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $20 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $12. As of June 30, 2008, payments made related to the Emeritus Plan were $21.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$63,268
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	106,305
U.S. Government	—

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, REITs and foreign currency transactions.

10

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

11

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica T. Rowe Price Equity Income VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was in line with the median for its peer universe for the past 1-, 3- and 5-year periods.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were in line with the medians for its peer group and peer universe and that the total expenses of the Fund were in line the median for its peer group and below the median for its peer universe.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

12

Transamerica T. Rowe Price Growth Stock VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$899.78	0.87%	$4.11
Hypothetical (b)	1,000.00	1,020.54	0.87	4.37

Service Class
Actual	1,000.00	898.66	1.12	5.29
Hypothetical (b)	1,000.00	1,019.29	1.12	5.62

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities

Transamerica Series Trust	Semi-Annual Report 2008

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.1%)
Aerospace & Defense (0.8%)
General Dynamics Corp.	40,400	$3,402
Air Freight & Logistics (0.5%)
Expeditors International of Washington, Inc.	50,700	2,180
Beverages (0.8%)
PepsiCo, Inc.	59,100	3,758
Biotechnology (3.5%)
Celgene Corp. ‡	26,200	1,673
Genentech, Inc. ‡	70,800	5,374
Gilead Sciences, Inc. ‡	157,500	8,340
Capital Markets (3.6%)
BlackRock, Inc. -Class A	9,600	1,699
Franklin Resources, Inc.	39,000	3,575
Goldman Sachs Group, Inc.	18,000	3,148
Northern Trust Corp.	34,800	2,386
State Street Corp.	79,700	5,100
Chemicals (3.3%)
Monsanto Co.	49,700	6,284
Potash Corp. of Saskatchewan	11,400	2,606
Praxair, Inc.	58,500	5,513
Communications Equipment (3.1%)
Cisco Systems, Inc. ‡	211,900	4,929
Corning, Inc.	95,100	2,192
Juniper Networks, Inc. ‡	102,800	2,280
Qualcomm, Inc.	95,700	4,246
Computers & Peripherals (3.8%)
Apple, Inc. ‡	76,900	12,876
Dell, Inc. ‡	102,100	2,234
EMC Corp. ‡	115,400	1,695
Construction & Engineering (1.0%)
Foster Wheeler, Ltd. ‡	57,500	4,206
Diversified Financial Services (2.1%)
Bovespa Holding SA	278,900	3,472
CME Group, Inc. -Class A	5,400	2,069
Dubai Financial Market	1,027,900	1,425
Moody’s Corp. ^	61,700	2,125
Electronic Equipment & Instruments (0.9%)
Dolby Laboratories, Inc. -Class A ‡	51,600	2,080
HON HAI Precision Industry Co., Ltd. GDR	203,940	2,033
Energy Equipment & Services (5.2%)
Baker Hughes, Inc.	65,600	5,729
Schlumberger, Ltd.	141,300	15,180
Smith International, Inc.	23,900	1,987
Food & Staples Retailing (3.6%)
Costco Wholesale Corp.	61,200	4,293
CVS Caremark Corp.	242,805	9,608
SYSCO Corp.	70,100	1,928
Food Products (1.0%)
Groupe Danone	35,211	2,474
Nestle SA	46,560	2,110
Health Care Equipment & Supplies (5.7%)
Alcon, Inc.	20,700	3,370
Baxter International, Inc.	33,200	2,123
Becton Dickinson & Co.	37,700	3,065
Covidien, Ltd.	76,800	3,678
Medtronic, Inc.	114,400	5,920
St Jude Medical, Inc. ‡	58,400	2,388
Stryker Corp. ^	55,900	3,515
Zimmer Holdings, Inc. ‡	18,800	1,279
Health Care Providers & Services (6.1%)
Aetna, Inc.	125,600	5,090
Cigna Corp.	87,900	3,111
Express Scripts, Inc. -Class A ‡	31,300	1,963
Humana, Inc. ‡	47,500	1,889
Laboratory Corp. of America Holdings ‡	37,800	2,632
McKesson Corp.	42,100	2,354
Medco Health Solutions, Inc. ‡	90,300	4,262
WellPoint, Inc. ‡	113,300	5,400
Hotels, Restaurants & Leisure (2.7%)
International Game Technology	102,700	2,565
Las Vegas Sands Corp. ‡ ^	63,800	3,027
MGM Mirage, Inc. ‡	18,253	619
Yum! Brands, Inc.	167,800	5,888
Household Products (1.3%)
Procter & Gamble Co.	73,057	4,443
Reckitt Benckiser Group PLC	29,442	1,491
Independent Power Producers & Energy Traders (0.7%)
AES Corp. ‡	167,400	3,216
Industrial Conglomerates (1.2%)
General Electric Co.	88,500	2,362
McDermott International, Inc. ‡	49,200	3,045
Insurance (0.7%)
Assurant, Inc.	44,100	2,909
Internet & Catalog Retail (1.9%)
Amazon.com, Inc. ‡	61,100	4,481
B2W Cia Global Do Varejo	27,400	1,002
Expedia, Inc. ‡	103,545	1,903
priceline.com, Inc. ‡ ^	10,100	1,166
Internet Software & Services (5.0%)
Google, Inc. -Class A ‡	27,800	14,634
Tencent Holdings, Ltd. ‡	395,000	3,055
VeriSign, Inc. ‡	114,100	4,313
IT Services (5.1%)
Accenture, Ltd. -Class A	141,500	5,762
Automatic Data Processing, Inc.	111,900	4,688
Mastercard, Inc. -Class A	17,700	4,700
Redecard SA	99,000	1,844
Visa, Inc. -Class A ‡	45,900	3,732
Western Union Co.	65,300	1,614
Machinery (3.8%)
Danaher Corp.	158,800	12,275
Deere & Co.	39,100	2,820
Joy Global, Inc.	25,000	1,896
Media (3.3%)
McGraw-Hill Cos., Inc. ^	227,700	9,135

The notes to the financial statements are an integral part of this report.

2

	Shares	Value
Media (continued)
Nasionale Pers Beperk -Class N	125,100	$2,733
Shaw Communications, Inc. -Class B ^	122,000	2,484
Metals & Mining (2.8%)
BHP Billiton, Ltd.	148,416	6,224
Freeport-McMoRan Copper & Gold, Inc.	30,300	3,551
Kinross Gold Corp. ^	104,200	2,460
Multiline Retail (0.2%)
Lojas Renner SA	54,700	1,090
Oil, Gas & Consumable Fuels (7.1%)
Chevron Corp.	25,900	2,567
EOG Resources, Inc.	35,600	4,671
Exxon Mobil Corp.	73,990	6,521
Murphy Oil Corp.	27,900	2,736
Petroleo Brasileiro SA -Class A ADR	82,000	4,752
Spectra Energy Corp.	38,600	1,109
Suncor Energy, Inc.	39,800	2,313
Total SA	75,725	6,467
Pharmaceuticals (2.5%)
Allergan, Inc.	65,800	3,425
Elan Corp. PLC ADR ‡ ^	76,300	2,712
Wyeth	98,600	4,729
Real Estate Management & Development (0.3%)
DLF Ltd.	164,000	1,509
Road & Rail (0.6%)
Union Pacific Corp.	35,100	2,650
Semiconductors & Semiconductor Equipment (1.6%)
Intel Corp.	94,600	2,032
Marvell Technology Group, Ltd. ‡	290,100	5,123
Software (5.7%)
Autodesk, Inc. ‡	96,600	3,266
Electronic Arts, Inc. ‡	59,600	2,648
McAfee, Inc. ‡	52,000	1,770
Microsoft Corp.	335,200	9,221
Nintendo Co., Ltd.	14,600	8,250
Textiles, Apparel & Luxury Goods (0.5%)
Nike, Inc. -Class B	34,500	2,057
Thrifts & Mortgage Finance (0.3%)
Housing Development Finance Corp.	27,454	1,252
Wireless Telecommunication Services (6.8%)
America Movil SAB de CV Series L ADR	110,300	5,818
American Tower Corp. -Class A ‡	129,200	5,459
Bharti Airtel, Ltd. ‡	186,829	3,134
Crown Castle International Corp. ‡	187,800	7,273
Leap Wireless International, Inc. ‡ ^	28,078	1,212
Metropcs Communications, Inc. ‡	44,700	791
Mobile Telesystems OJSC ADR	26,600	2,038
Rogers Communications, Inc. -Class B	54,700	2,115
Vimpel-Communications ADR	66,300	1,968
Total Common Stocks (cost $407,986)		436,963

	Principal
REPURCHASE AGREEMENT (1.1%)
State Street Repurchase Agreement
1.05%, dated 06/30/2008, to be Repurchased at $4,940 on 07/01/2008	$4,939	4,939
Total Repurchase Agreement (cost $4,939)		4,939

	Shares
SECURITIES LENDING COLLATERAL (3.4%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66%	15,022	15,022
Total Securities Lending Collateral (cost $15,022)		15,022

Total Investment Securities (cost $427,947) #		$456,924

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $14,564.

Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61% and maturity date of 01/23/2009, respectively, and with a market value plus accrued interest of $5,039.

State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
Interest rate shown reflects the yield at June 30, 2008.
#

Aggregate cost for federal income tax purposes is $427,947. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $58,599 and $29,622, respectively. Net unrealized appreciation for tax purposes is $28,977.

DEFINITIONS:

PLC        Public Limited Company

ADR        American Depositary Receipt

GDR       Global Depositary Receipt

The notes to the financial statements are an integral part of this report.

3

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, crepdit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$451,985	$4,939	$—	$456,924

The notes to the financial statements are an integral part of this report.

4

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost:: $427,947) (including securities loaned of $14,564)	$456,924
Foreign currency (cost: $143)	143
Receivables:
Investment securities sold	2,915
Shares sold	110
Interest	2
Income from loaned securities	7
Dividends	579
Dividend reclaims	33
460,713
Liabilities:
Investment securities purchased	4,072
Accounts payable and accrued liabilities:
Shares redeemed	160
Management and advisory fees	305
Service fees	1
Administration fees	8
Printing and shareholder reports	38
Payable for collateral for securities on loan	15,022
Other	64
19,670
Net Assets	$441,043

Net Assets Consist of:
Capital Stock ($.01 par value)	$191
Additional paid-in capital	388,327
Undistributed net investment income	2,778
Undistributed net realized gain from investment securities, and foreign currency transactions	20,749
Net unrealized appreciation on:
Investment securities	28,977
Translation of assets and liabilities denominated in foreign currencies	21
Net Assets	$441,043
Net Assets by Class:
Initial Class	$435,362
Service Class	5,681
Shares Outstanding:
Initial Class	18,878
Service Class	248
Net Asset Value and Offering Price Per Share:
Initial Class	$23.07
Service Class	22.88

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $110)	$2,587
Interest	24
Income from loaned securities-net	94
2,705
Expenses:
Management and advisory fees	1,744
Printing and shareholder reports	24
Custody fees	87
Administration fees	44
Legal fees	6
Audit fees	9
Trustees fees	6
Service fees:
Service Class	8
Other	3
Total expenses	1,931

Net Investment Income	774

Net Realized Loss from:
Investment securities	(5,136)
Foreign currency transactions	(114)
(5,250)
Net Decrease in Unrealized Depreciation on:
Investment securities	(45,217)
Translation of assets and liabilities denominated in foreign currencies	17
(45,200)
Net Realized and Unrealized Loss	(50,450)

Net Decrease In Net Assets Resulting from Operations	$(49,676)

The notes to the financial statements are an integral part of this report.

5

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$774	$2,178
Net realized gain (loss) from investment securities, and foreign currency transactions	(5,250)	26,844
Change in net unrealized appreciation (depreciation) on investment securities, and foreign currency translation	(45,200)	13,029
	(49,676)	42,051
Distributions to Shareholders:
From net investment income:
Initial Class	—	(1,274)
Service Class	—	(7)
	—	(1,281)
From net realized gains:
Initial Class	—	(25,860)
Service Class	—	(382)
	—	(26,242)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	31,086	208,999
Service Class	814	2,318
	31,900	211,317
Dividends and distributions reinvested:
Initial Class	—	27,134
Service Class	—	389
	—	27,523
Cost of shares redeemed:
Initial Class	(31,448)	(72,601)
Service Class	(1,406)	(1,637)
	(32,854)	(74,238)
Net increase (decrease) in net assets from capital share transactions	(954)	164,602
Net increase (decrease) in net assets	(50,630)	179,130

Net Assets:
Beginning of year	491,673	312,543
End of period/year	$441,043	$491,673
Undistributed Net Investment Income	$2,778	$2,004

Share Activity:
Shares issued:
Initial Class	1,321	8,235
Service Class	35	90
	1,356	8,325
Shares issued-reinvested from distributions:
Initial Class	—	1,107
Service Class	—	16
	—	1,123
Shares redeemed:
Initial Class	(1,347)	(2,822)
Service Class	(61)	(65)
	(1,408)	(2,887)
Net increase (decrease) in shares outstanding:
Initial Class	(26)	6,520
Service Class	(26)	41
	(52)	6,561

The notes to the financial statements are an integral part of this report.

6

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$25.64		$24.77	$22.85	$21.63	$19.72	$15.09
Investment Operations
Net investment income(a)	0.04		0.12	0.10	0.06	0.11	0.03
Net realized and unrealized gain (loss)	(2.61)		2.26	2.84	1.27	1.83	4.61
Total operations	(2.57)		2.38	2.94	1.33	1.94	4.64
Distributions
From net investment income	—		(0.07)	(0.06)	(0.11)	(0.03)	(0.01)
From net realized gains	—		(1.44)	(0.96)	—	—	—
Total distributions	—		(1.51)	(1.02)	(0.11)	(0.03)	(0.01)
Net Asset Value
End of period/year	$23.07		$25.64	$24.77	$22.85	$21.63	$19.72
Total Return(b)	(10.02	)%(c)	9.91%	13.38%	6.16%	9.86%	30.76%
Net Assets End of Period/Year (000’s)	$435,362		$484,693	$306,805	$311,913	$333,533	$325,035
Ratios and Supplemental Data
Expenses to average net assets	0.87	%(d)	0.85%	0.87%	0.86%	0.84%	0.84%
Net investment income, to average net assets	0.35	%(d)	0.46%	0.45%	0.26%	0.53%	0.20%
Portfolio turnover rate	25	%(c)	56%	42%	38%	38%	38%

For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,					May 1 to Dec
	June 30, 2008		2007	2006	2005		2004	31, 2003
Net Asset Value
Beginning of period	$25.46		$24.63	$22.73	$21.55		$19.70	$16.08
Investment Operations
Net investment income(a)	0.01		0.05	0.04	—	(e)	0.09	—	(e)
Net realized and unrealized gain (loss)	(2.59)		2.25	2.83	1.27		1.79	3.62
Total operations	(2.58)		2.30	2.87	1.27		1.88	3.62
Distributions
From net investment income	—		(0.03)	(0.01)	(0.09)		(0.03)	—
From net realized gains	—		(1.44)	(0.96)	—		—	—
Total distributions	—		(1.47)	(0.97)	(0.09)		(0.03)	—
Net Asset Value
End of period/year	$22.88		$25.46	$24.63	$22.73		$21.55	$19.70
Total Return(b)	(10.13	)%(c)	9.61%	13.14%	5.90%		9.56%	22.51	%(c)
Net Assets End of Period/Year (000’s)	$5,681		$6,980	$5,738	$4,231		$2,966	$678
Ratios and Supplemental Data
Expenses to average net assets	1.12	%(d)	1.10%	1.12%	1.11%		1.10%	1.12	%(d)
Net investment income, to average net assets	0.10	%(d)	0.19%	0.18%	—	%(e)	0.47%	0.01	%(d)
Portfolio turnover rate	25	%(c)	56%	42%	38%		38%	38	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.
(e)	Rounds to less than $0.01 or 0.01%.

The notes to the financial statements are an integral part of this report.

7

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.        ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, T. Rowe Price Growth Stock also changed its name to Transamerica T. Rowe Price Growth Stock VP (“the Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Recaptured commissions during the period ended June 30, 2008 of $6 are included in net realized loss in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.–(continued)

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $27.

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc.  (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2008:

	Net	% of Net
	Assets	Assets

Transamerica Asset Allocation-Conservative VP	$16,069	3.65%
Transamerica Asset Allocation-Growth VP	39,173	8.88
Transamerica Asset Allocation-Moderate Growth VP	119,842	27.17
Transamerica Asset Allocation-Moderate VP	52,629	11.93
Total	$227,713	51.63%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $250 million	0.80%
Over $250 million	0.775%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.89% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008. There are no amounts available for recapture at June 30, 2008.

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.–(continued)

The sub-adviser, T. Rowe Price, has agreed to a pricing discount based on aggregate assets that it manages in TST. The amount of the discount received by the Fund for the period ended June 30, 2008 was $7.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $20 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $4. As of June 30, 2008, payments made related to the Emeritus Plan were $8.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$117,575
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	110,858
U.S. Government	—

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, investment in partnership, REITs and capital loss carryforwards.

10

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

11

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica T. Rowe Price Growth Stock VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-year period, but above the median for the past 3- and 5-year periods.  The Trustees noted that the Fund’s performance was consistently strong compared to its peer universe over longer time periods.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were above the median for its peer group but below the median for its peer universe.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

12

Transamerica T. Rowe Price Small Cap VP

UNDERSTANDING YOUR FUNDS EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at  January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$961.05	0.81%	$3.95
Hypothetical (b)	1,000.00	1,020.84	0.81	4.07

Service Class
Actual	1,000.00	959.56	1.06	5.16
Hypothetical (b)	1,000.00	1,019.59	1.06	5.32

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.4%)
Aerospace & Defense (2.1%)
Alliant Techsystems, Inc. ‡ ^	11,600	$1,180
BE Aerospace, Inc. ‡	10,600	247
Ceradyne, Inc. ‡	13,600	466
Esterline Technologies Corp. ‡	8,400	414
Heico Corp. -Class A	6,400	170
Teledyne Technologies, Inc. ‡	19,100	932
Transdigm, Inc. ‡ ^	9,300	312
Air Freight & Logistics (1.1%)
Hub Group, Inc. -Class A ‡	25,700	877
UTI Worldwide, Inc.	54,500	1,087
Airlines (0.1%)
Skywest, Inc.	11,400	144
Auto Components (0.4%)
Drew Industries, Inc. ‡ ^	15,000	239
Gentex Corp.	27,500	397
Automobiles (0.1%)
Thor Industries, Inc. ^	10,300	219
Beverages (0.5%)
Boston Beer Co., Inc. -Class A ‡	13,900	566
Hansen Natural Corp. ‡ ^	8,200	236
Biotechnology (4.3%)
Acadia Pharmaceuticals, Inc. ‡ ^	8,100	30
Acorda Therapeutics, Inc. ‡	6,200	204
Alexion Pharmaceuticals, Inc. ‡ ^	11,100	805
Alkermes, Inc. ‡ ^	26,000	321
Allos Therapeutics, Inc. ‡	11,300	78
Alnylam Pharmaceuticals, Inc. ‡ ^	4,300	115
Array Biopharma, Inc. ‡	6,600	31
BioMarin Pharmaceuticals, Inc. ‡ ^	26,500	768
Cepheid, Inc. ‡	11,900	335
Cougar Biotechnology, Inc. ‡	4,100	98
Cubist Pharmaceuticals, Inc. ‡	11,800	211
DeCode Genetics, Inc. ‡ ^	39,200	36
Human Genome Sciences, Inc. ‡	28,300	147
Incyte Corp., Ltd. ‡	61,200	466
Isis Pharmaceuticals, Inc. ‡ ^	5,800	79
Lexicon Pharmaceuticals, Inc. ‡	24,400	39
Martek Biosciences Corp. ‡	7,400	249
Medarex, Inc. ‡	27,100	179
Momenta Pharmaceuticals, Inc. ‡	4,100	50
Myriad Genetics, Inc. ‡ ^	11,400	519
Onyx Pharmaceuticals, Inc. ‡ ^	12,200	434
OSI Pharmaceuticals, Inc. ‡ ^	13,800	570
PDL Biopharma, Inc.	26,400	280
Regeneron Pharmaceuticals, Inc. ‡	18,800	272
Rigel Pharmaceuticals, Inc. ‡ ^	11,600	263
Seattle Genetics, Inc. ‡	13,200	112
Senomyx, Inc. ‡	28,200	139
Theravance, Inc. ‡ ^	10,500	125
United Therapeutics Corp. ‡	5,700	557
Capital Markets (1.8%)
Affiliated Managers Group, Inc. ‡ ^	16,200	1,459
Cohen & Steers, Inc. ^	5,200	135
GFI Group, Inc.	19,600	177
Greenhill & Co., Inc. ^	14,800	797
Knight Capital Group, Inc. -Class A ‡	8,200	147
Optionsxpress Holdings, Inc.	14,400	322
Penson Worldwide, Inc. ‡	9,100	109
Chemicals (1.8%)
Airgas, Inc.	16,300	952
Hercules, Inc.	22,500	381
Koppers Holdings, Inc.	14,000	586
Nalco Holding Co.	36,400	770
Scotts Miracle-Gro Co. -Class A	10,300	181
Terra Industries, Inc.	7,400	365
Commercial Banks (0.4%)
Pinnacle Financial Partners, Inc. ‡ ^	13,500	271
SVB Financial Group ‡ ^	7,900	380
Commercial Services & Supplies (4.9%)
Administaff, Inc.	10,200	284
Advisory Board Co. ‡	17,400	684
Brink’s Co.	12,300	805
Clean Harbors, Inc. ‡	5,900	419
Copart, Inc. ‡	18,300	784
Corporate Executive Board Co.	11,700	492
Heidrick & Struggles International, Inc.	8,600	238
Huron Consulting Group, Inc. ‡	9,500	431
Knoll, Inc.	1,200	15
Korn/Ferry International ‡	12,600	198
Navigant Consulting, Inc. ‡	9,500	186
Resources Connection, Inc.	42,900	873
Rollins, Inc.	16,600	246
Stericycle, Inc. ‡	29,400	1,520
Waste Connections, Inc. ‡	29,425	939
Watson Wyatt Worldwide, Inc.	8,700	460
Communications Equipment (3.1%)
Adtran, Inc.	21,600	515
Avocent Corp. ‡	10,650	198
Blue Coat Systems, Inc. ‡	21,100	298
Commscope, Inc. ‡	20,400	1,077
Comtech Telecommunications Corp. ‡	19,700	965
Emulex Corp. ‡	14,100	164
F5 Networks, Inc. ‡	35,000	995
Foundry Networks, Inc. ‡	31,500	372
Netgear, Inc. ‡	10,000	139
Plantronics, Inc.	13,900	310
Polycom, Inc. ‡ ^	20,612	502
Computers & Peripherals (0.2%)
Intermec, Inc. ‡	9,100	192
Palm, Inc. ^	40,600	219
Construction & Engineering (0.7%)
Dycom Industries, Inc. ‡	9,900	144
Perini Corp. ‡	5,800	191
Quanta Services, Inc. ‡ ^	28,976	964

The notes to the financial statements are an integral part of this report.

2

	Shares	Value
Consumer Finance (0.1%)
World Acceptance Corp. ‡	6,500	$219
Containers & Packaging (0.6%)
Crown Holdings, Inc. ‡	23,800	618
Greif, Inc. -Class A	7,600	487
Distributors (0.2%)
LKQ Corp. ‡	16,100	291
Diversified Consumer Services (2.2%)
Capella Education Co. ‡ ^	7,000	418
DeVry, Inc.	26,000	1,394
ITT Educational Services, Inc. ‡	14,100	1,165
Matthews International Corp. -Class A	11,500	520
Sotheby’s ^	9,100	240
Steiner Leisure, Ltd. ‡	6,800	193
Diversified Telecommunication Services (0.4%)
Cbeyond, Inc. ‡	11,200	179
Cogent Communications Group, Inc. ‡ ^	12,300	165
TW Telecom, Inc. -Class A ‡	27,600	443
Electrical Equipment (2.2%)
Acuity Brands, Inc.	19,300	928
Ametek, Inc.	22,000	1,039
General Cable Corp. ‡ ^	10,300	627
II-VI, Inc. ‡	23,300	813
Thomas & Betts Corp. ‡	12,600	477
Electronic Equipment & Instruments (4.1%)
Cyberoptics Corp. ‡	38,300	376
Dolby Laboratories, Inc. -Class A ‡	21,600	870
DTS, Inc. ‡	4,100	128
FLIR Systems, Inc. ‡	59,900	2,430
Itron, Inc. ‡ ^	6,700	659
Mettler Toledo International, Inc. ‡	14,200	1,347
Orbotech, Ltd. ‡	14,900	198
Rofin-Sinar Technologies, Inc. ‡	13,600	411
Trimble Navigation, Ltd. ‡	11,500	411
TTM Technologies, Inc. ‡	27,000	357
Energy Equipment & Services (8.7%)
Atwood Oceanics, Inc. ‡	8,200	1,020
Complete Production Services, Inc. ‡	15,300	557
Core Laboratories NV ‡ ^	11,600	1,651
Dawson Geophysical Co. ‡	5,500	327
Dresser-Rand Group, Inc. ‡	22,900	895
Global Industries, Ltd. ‡	33,300	597
Helix Energy Solutions Group, Inc. ‡	18,500	770
Helmerich & Payne, Inc.	17,400	1,253
IHS, Inc. -Class A ‡	9,000	626
Ion Geophysical Corp. ‡	22,900	400
Natco Group, Inc. -Class A ‡	8,300	453
Oceaneering International, Inc. ‡	12,900	994
Oil States International, Inc. ‡ ^	33,100	2,100
Superior Energy Services, Inc. ‡	23,600	1,301
TETRA Technologies, Inc. ‡	29,500	700
Unit Corp. ‡	7,200	597
W-H Energy Services, Inc. ‡	12,300	1,178
Food Products (0.5%)
Flowers Foods, Inc.	20,600	584
Ralcorp Holdings, Inc. ‡ ^	4,400	217
Health Care Equipment & Supplies (3.8%)
American Medical Systems Holdings, Inc. ‡ ^	13,100	196
Arthrocare Corp. ‡ ^	11,900	486
Edwards Lifesciences Corp. ‡ ^	16,700	1,036
GEN-Probe, Inc. ‡	19,000	902
Hologic, Inc. ‡	18,328	399
Idexx Laboratories, Inc. ‡	16,700	814
Immucor, Inc. ‡	30,000	776
Integra LifeSciences Holdings Corp. ‡ ^	4,400	196
Meridian Bioscience, Inc.	35,250	949
ResMed, Inc. ‡	16,200	579
Stereotaxis, Inc. ‡ ^	13,100	70
Steris Corp.	11,300	325
Health Care Providers & Services (4.1%)
Air Methods Corp. ‡	6,700	167
Amedisys, Inc. ‡	10,866	548
Centene Corp. ‡	24,900	418
Chemed Corp.	7,800	285
Corvel Corp. ‡	3,800	129
Gentiva Health Services, Inc. ‡	20,100	383
HealthExtras, Inc. ‡	18,500	558
Healthsouth Corp. ‡	10,700	178
Healthspring, Inc. ‡	16,200	273
Healthways, Inc. ‡	11,900	352
Inventiv Health, Inc. ‡	11,800	328
LifePoint Hospitals, Inc. ‡	12,000	340
Pediatrix Medical Group, Inc. ‡	14,700	724
Pharmerica Corp. ‡ ^	22,500	508
PSS World Medical, Inc. ‡	17,600	287
Psychiatric Solutions, Inc. ‡	17,700	670
Sun Healthcare Group, Inc. ‡	28,200	378
Sunrise Senior Living, Inc. ‡	8,600	193
VCA Antech, Inc. ‡	20,500	569
Health Care Technology (0.4%)
Cerner Corp. ‡ ^	10,700	484
Phase Forward, Inc. ‡	11,700	210
Hotels, Restaurants & Leisure (2.4%)
Burger King Holdings, Inc.	30,200	809
Chipotle Mexican Grill, Inc. -Class B ‡ ^	8,600	648
Choice Hotels International, Inc.	9,800	260
Orient-Express Hotels, Ltd. -Class A	9,600	417
Red Robin Gourmet Burgers, Inc. ‡ ^	17,800	494
Sonic Corp. ‡	33,943	502
WMS Industries, Inc. ‡ ^	34,950	1,040
Household Durables (0.3%)
iRobot Corp. ‡ ^	7,300	100
Jarden Corp. ‡	15,500	283
Tempur-Pedic International ^	18,000	141
Household Products (0.6%)
Church & Dwight Co., Inc. ^	17,400	980

The notes to the financial statements are an integral part of this report.

3

	Shares	Value
Insurance (1.3%)
HCC Insurance Holdings, Inc.	24,200	$512
Max Capital Group, Ltd.	14,200	303
Philadelphia Consolidated Holding Corp. ‡	20,700	703
Stancorp Financial Group, Inc.	16,500	775
Internet & Catalog Retail (1.1%)
Blue Nile, Inc. ‡ ^	8,300	353
priceline.com, Inc. ‡ ^	13,900	1,605
Internet Software & Services (1.8%)
Art Technology Group, Inc. ‡	45,400	145
Dealertrack Holdings, Inc. ‡ ^	13,900	196
Digital River, Inc. ‡	19,200	741
j2 Global Communications, Inc. ‡	20,800	478
Omniture, Inc. ‡	10,483	195
SINA Corp. ‡	15,000	638
Valueclick, Inc. ‡	30,600	464
Websense, Inc. ‡	16,700	281
IT Services (3.5%)
CACI International, Inc. -Class A ‡	12,900	591
Cybersource Corp. ‡ ^	43,400	726
Global Payments, Inc.	23,620	1,101
Heartland Payment Systems, Inc. ^	29,500	696
NCI, Inc. -Class A ‡	50,100	1,146
NeuStar, Inc. -Class A ‡	14,300	308
Perot Systems Corp. -Class A ‡	42,600	640
RightNow Technologies, Inc. ‡	40,100	548
SRA International, Inc. -Class A ‡	16,300	366
Leisure Equipment & Products (0.3%)
Polaris Industries, Inc. ^	14,500	586
Life Sciences Tools & Services (2.7%)
Dionex Corp. ‡	4,050	269
Exelixis, Inc. ‡	30,700	153
Illumina, Inc. ‡ ^	14,000	1,220
Invitrogen Corp. ‡	20,400	801
Parexel International Corp. ‡	28,500	750
Pharmanet Development Group, Inc. ‡	8,000	126
Techne Corp. ‡	13,800	1,068
Varian, Inc. ‡	8,500	434
Machinery (4.9%)
Actuant Corp. -Class A	57,900	1,815
Bucyrus International, Inc. -Class A	19,200	1,402
Chart Industries, Inc. ‡	13,500	657
Gardner Denver, Inc. ‡	12,400	704
Graco, Inc.	15,100	575
Kaydon Corp.	7,600	391
Kennametal, Inc.	9,900	322
Middleby Corp. ‡ ^	7,600	334
RBC Bearings, Inc. ‡	11,800	393
Robbins & Myers, Inc.	11,800	588
Toro Co. ^	17,900	596
Wabtec Corp.	16,900	822
Marine (0.3%)
Horizon Lines, Inc. -Class A ^	11,800	117
Kirby Corp. ‡	6,700	322
Media (0.8%)
Interactive Data Corp.	13,300	334
John Wiley & Sons, Inc. -Class A	13,100	590
Marvel Entertainment, Inc. ‡ ^	15,900	511
Metals & Mining (1.1%)
Carpenter Technology Corp.	14,800	646
Cleveland-Cliffs, Inc.	7,600	906
Compass Minerals International, Inc.	4,600	370
Multiline Retail (0.5%)
Big Lots, Inc. ‡ ^	26,800	837
Saks, Inc. ‡ ^	10,800	119
Oil, Gas & Consumable Fuels (8.5%)
Alpha Natural Resources, Inc. ‡ ^	10,300	1,074
Bill Barrett Corp. ‡ ^	12,900	767
Cabot Oil & Gas Corp.	25,600	1,734
Comstock Resources, Inc. ‡	21,300	1,798
Foundation Coal Holdings, Inc.	18,100	1,603
Frontier Oil Corp.	19,900	476
International Coal Group, Inc. ‡ ^	54,800	715
Mariner Energy, Inc. ‡	27,218	1,006
Massey Energy Co. ^	20,200	1,894
Penn Virginia Corp.	21,400	1,614
Petrohawk Energy Corp. ‡	15,000	695
Petroquest Energy, Inc. ‡	14,200	382
St. Mary Land & Exploration Co.	20,300	1,312
Personal Products (1.5%)
Alberto-Culver Co. -Class B	31,600	830
Chattem, Inc. ‡ ^	9,900	644
Herbalife, Ltd.	16,300	632
NBTY, Inc. ‡	15,600	500
Pharmaceuticals (0.9%)
Medicines Co. ‡	10,000	198
Medicis Pharmaceutical Corp. -Class A	11,200	233
Sciele Pharma, Inc. ‡ ^	8,500	164
Valeant Pharmaceuticals International ‡ ^	28,500	488
Viropharma, Inc. ‡	13,900	154
Xenoport, Inc. ‡	10,700	417
Real Estate Investment Trusts (0.1%)
PS Business Parks, Inc.	2,200	114
Real Estate Management & Development (0.3%)
Jones Lang Lasalle, Inc.	7,600	457
Road & Rail (0.5%)
Landstar System, Inc.	16,900	933
Semiconductors & Semiconductor Equipment (4.8%)
Advanced Energy Industries, Inc. ‡	38,700	530
Cabot Microelectronics Corp. ‡	8,000	265
COHU, Inc.	21,700	319
Cymer, Inc. ‡	19,200	516
Diodes, Inc. ‡	17,300	478
Entegris, Inc. ‡	46,400	304
FormFactor, Inc. ‡	15,700	289

The notes to the financial statements are an integral part of this report.

4

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Integrated Device Technology, Inc. ‡	51,320	$510
Intersil Corp. -Class A ^	20,760	505
Mattson Technology, Inc. ‡	28,700	137
Micrel, Inc.	38,400	351
ON Semiconductor Corp. ‡	137,700	1,263
Pericom Semiconductor Corp. ‡	15,300	227
PMC - Sierra, Inc. ‡	48,200	369
Semtech Corp. ‡	37,200	524
Standard Microsystems Corp. ‡	7,100	193
Varian Semiconductor Equipment Associates, Inc. ‡	30,825	1,073
Verigy, Ltd. ‡	15,600	354
Virage Logic Corp. ‡	32,301	231
Software (6.3%)
Actuate Corp. ‡	60,700	237
Ansoft Corp. ‡	18,500	673
ANSYS, Inc. ‡ ^	24,000	1,131
Blackboard, Inc. ‡ ^	18,900	722
Epicor Software Corp. ‡	26,000	180
FactSet Research Systems, Inc. ^	17,950	1,012
Informatica Corp. ‡	68,500	1,030
Jack Henry & Associates, Inc.	15,800	342
Kenexa Corp. ‡	18,100	341
Lawson Software, Inc. ‡	26,300	191
Macrovision Solutions Corp. ‡	22,500	336
Micros Systems, Inc. ‡	30,000	915
Monotype Imaging Holdings, Inc. ‡	13,900	169
Parametric Technology Corp. ‡	28,800	480
Progress Software Corp. ‡	9,100	233
Quest Software, Inc. ‡	25,300	375
SPSS, Inc. ‡ ^	13,600	495
Sybase, Inc. ‡ ^	14,100	415
Synopsys, Inc. ‡	15,800	378
Taleo Corp. -Class A ‡	29,000	568
THQ, Inc. ‡	12,000	243
TIBCO Software, Inc. ‡	37,600	288
Wind River Systems, Inc. ‡	26,000	283
Specialty Retail (2.3%)
AC Moore Arts & Crafts, Inc. ‡	16,400	115
Aeropostale, Inc. ‡	25,250	791
GameStop Corp. -Class A ‡	6,900	279
Guess?, Inc.	9,900	371
Gymboree Corp. ‡	25,500	1,022
Hibbett Sports, Inc. ‡ ^	18,900	399
J Crew Group, Inc. ‡ ^	15,200	502
JOS A Bank Clothiers, Inc. ‡ ^	5,800	155
Tractor Supply Co. ‡	12,000	348
Zumiez, Inc. ‡ ^	6,700	111
Textiles, Apparel & Luxury Goods (1.9%)
Deckers Outdoor Corp. ‡	5,000	696
Fossil, Inc. ‡	23,512	683
Hanesbrands, Inc. ‡	30,900	839
Iconix Brand Group, Inc. ‡ ^	27,300	330
Warnaco Group, Inc. ‡ ^	19,900	877
Trading Companies & Distributors (0.5%)
Beacon Roofing Supply, Inc. ‡ ^	25,000	265
MSC Industrial Direct Co. -Class A	12,900	569
Wireless Telecommunication Services (1.4%)
Leap Wireless International, Inc. ‡ ^	14,500	626
SBA Communications Corp. -Class A ‡	45,400	1,635
Syniverse Holdings, Inc. ‡	13,500	219
Total Common Stocks (cost $163,931)		175,266

	Principal
REPURCHASE AGREEMENT (0.2%)
State Street Repurchase Agreement  à 1.05%, dated 06/30/2008 to be repurchased at $437 on 07/01/2008	$437	437
Total Repurchase Agreement (cost $437)		437

	Shares
SECURITIES LENDING COLLATERAL (21.7%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% r à	38,245	38,245
Total Securities Lending Collateral (cost $38,245)		38,245

Total Investment Securities (cost $202,613) #		$213,948

NOTES TO SCHEDULE OF INVESTMENTS:
^	All or a portion of this security is on loan. The value of all securities on loan is $36,904.


Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.81% and maturity date of 12/25/2025, respectively, and with a market value plus accrued interest of $447.

State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
r	Interest rate shown reflects the yield at June 30, 2008.
#

Aggregate cost for federal income tax purposes is $202,613. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $33,783 and $22,448, respectively. Net unrealized appreciation for tax purposes is $11,335.

The notes to the financial statements are an integral part of this report.

5

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$213,511	$437	$—	$213,948

The notes to the financial statements are an integral part of this report.

6

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $202,613) (including securities loaned of $36,904)	$213,948
Receivables:
Investment securities sold	1,752
Shares sold	135
Interest	2
Income from loaned securities	46
Dividends	34
215,917
Liabilities:
Investment securities purchased	909
Accounts payable and accrued liabilities:
Shares redeemed	200
Management and advisory fees	117
Service fees	3
Administration fees	3
Printing and shareholder reports	40
Payable for collateral for securities on loan	38,245
Other	27
39,544
Net Assets	$176,373

Net Assets Consist of:
Capital Stock ($.01 par value)	$179
Additional paid-in capital	123,972
Accumulated net investment loss	(166)
Undistributed net realized gain from investment securities	41,053
Net unrealized appreciation on:
Investment securities	11,335
Net Assets	$176,373
Net Assets by Class:
Initial Class	$162,316
Service Class	14,057
Shares Outstanding:
Initial Class	16,456
Service Class	1,445
Net Asset Value and Offering Price Per Share:
Initial Class	$9.87
Service Class	9.73

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends	$428
Income from loaned securities-net	171
599
Expenses:
Management and advisory fees	689
Custody fees	25
Administration fees	18
Legal fees	3
Audit fees	9
Trustees fees	2
Service fees:
Service Class	18
Other	1
Total expenses	765

Net Investment Loss	(166)

Net Realized Gain from:
Investment securities	7,518

Net Decrease in Unrealized Depreciation on:
Investment securities	(19,408)

Net Realized and Unrealized Loss	(11,890)

Net Decrease In Net Assets Resulting from Operations	$(12,056)

The notes to the financial statements are an integral part of this report.

7

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008	December 31,
	(unaudited)	2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(166)	$(1,061)
Net realized gain from investment securities	7,518	36,623
Change in net unrealized depreciation on investment securities	(19,408)	(11,823)
	(12,056)	23,739
Distributions to Shareholders:
From net realized gains:
Initial Class	—	(22,442)
Service Class	—	(1,481)
	—	(23,923)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	4,128	13,909
Service Class	1,789	5,863
	5,917	19,772
Dividends and distributions reinvested:
Initial Class	—	22,442
Service Class	—	1,481
	—	23,923
Cost of shares redeemed:
Initial Class	(54,714)	(65,856)
Service Class	(3,290)	(8,194)
	(58,004)	(74,050)
Net decrease in net assets from capital share transactions	(52,087)	(30,355)
Net decrease in net assets	(64,143)	(30,539)

Net Assets:
Beginning of year	240,516	271,055
End of period/year	$176,373	$240,516
Accumulated Net Investment Loss	$(166)	$—

Share Activity:
Shares issued:
Initial Class	425	1,268
Service Class	187	546
	612	1,814
Shares issued-reinvested from distributions:
Initial Class	—	2,200
Service Class	—	147
	—	2,347
Shares redeemed:
Initial Class	(5,796)	(6,115)
Service Class	(352)	(782)
	(6,148)	(6,897)
Net decrease in shares outstanding:
Initial Class	(5,371)	(2,647)
Service Class	(165)	(89)
	(5,536)	(2,736)

The notes to the financial statements are an integral part of this report.

8

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

	Period ended		Initial Class Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$10.27		$10.36	$11.08	$12.35	$11.19	$7.97
Investment Operations
Net investment loss(a)	(0.01)		(0.04)	(0.05)	(0.04)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	(0.39)		1.03	0.35	1.21	1.22	3.27
Total operations	(0.40)		0.99	0.30	1.17	1.16	3.22
Distributions
From net investment income	—		—	—	—	—	—
From net realized gains	—		(1.08)	(1.02)	(2.44)	—	—
Total distributions	—		(1.08)	(1.02)	(2.44)	—	—
Net Asset Value
End of period/year	$9.87		$10.27	$10.36	$11.08	$12.35	$11.19
Total Return(b)	(3.89	)%(c)	9.61%	3.59%	10.61%	10.37%	40.40%
Net Assets End of Period/Year (000’s)	$162,316		$224,187	$253,644	$326,681	$308,252	$543,942
Ratios and Supplemental Data
Expenses to average net assets	0.81	%(d)	0.82%	0.84%	0.81%	0.79%	0.80%
Net investment loss, to average net assets	(0.18	)%(d)	(0.40)%	(0.48)%	(0.36)%	(0.51)%	(0.54)%
Portfolio turnover rate	16	%(c)	45%	34%	49%	27%	17%

For a share outstanding throughout each period

	Period ended		Service Class Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$10.14		$10.25	$11.00	$12.30	$11.17	$8.31
Investment Operations
Net investment loss(a)	(0.01)		(0.07)	(0.08)	(0.07)	(0.08)	(0.05)
Net realized and unrealized gain (loss)	(0.40)		1.01	0.35	1.21	1.21	2.91
Total operations	(0.41)		0.94	0.27	1.14	1.13	2.86
Distributions
From net investment income	—		—	—	—	—	—
From net realized gains	—		(1.05)	(1.02)	(2.44)	—	—
Total distributions	—		(1.05)	(1.02)	(2.44)	—	—
Net Asset Value
End of period/year	$9.73		$10.14	$10.25	$11.00	$12.30	$11.17
Total Return(b)	(4.04	)%(c)	9.27%	3.34%	10.40%	10.12%	34.42	%(c)
Net Assets End of Period/Year (000’s)	$14,057		$16,329	$17,411	$16,877	$7,525	$1,538
Ratios and Supplemental Data
Expenses to average net assets	1.06	%(d)	1.07%	1.09%	1.06%	1.05%	1.05	%(d)
Net investment loss, to average net assets	(0.22	)%(d)	(0.64)%	(0.73)%	(0.63)%	(0.74)%	(0.74	)%(d)
Portfolio turnover rate	16	%(c)	45%	34%	49%	27%	17	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.

The notes to the financial statements are an integral part of this report.

9

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, T. Rowe Price Small Cap also changed its name to Transamerica T. Rowe Price Small Cap VP (“the Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

There were no recaptured commissions during the period ended June 30, 2008.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $63.

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

10

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.–(continued)

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Since the Fund invests in real estate securities, the net asset value per share may fluctuate more widely than the value of shares of a fund that invests in a broad range of industries.

Dividend income is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following rate:

0.75% of average daily net assets

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008. There are no amounts available for recapture at June 30, 2008.

The sub-adviser, T. Rowe Price, has agreed to a pricing discount based on aggregate assets that it manages in TST. The amount of the discount received by the Fund for the period ended June 30, 2008 was $3.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

11

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.–(continued)

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $8 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $5. As of June 30, 2008, payments made related to the Emeritus Plan were $8.

The Emeritus Plan was terminated effective October 30, 2007. Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$28,982
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	81,502
U.S. Government	—

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and net operating loss.

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 require enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

12

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica T. Rowe Price Small Cap VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Trustees noted that the Fund’s performance was in line with the median for its peer universe for the past 1-year period and slightly below the median for the past 3- and 5-year periods.  The Trustees further noted that the Fund has a low level of relative risk as compared to its peer universe.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were below the median for its peer group and that the total expenses of the Fund were well below the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board considered the specific reasons for the absence of breakpoints, and concluded that the absence of breakpoints was acceptable under the circumstances.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

13

Transamerica Templeton Global VP

UNDERSTANDING YOUR FUNDS EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at  January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$856.46	0.81%	$3.74
Hypothetical (b)	1,000.00	1,020.84	0.81	4.07

Service Class
Actual	1,000.00	855.12	1.06	4.89
Hypothetical (b)	1,000.00	1,019.59	1.06	5.32

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.2%)
Australia (0.8%)
Alumina, Ltd.	298,728	$1,359
National Australia Bank, Ltd.	103,940	2,643
Austria (0.5%)
Telekom Austria AG	122,840	2,667
Brazil (1.6%)
Cia Vale do Rio Doce ADR	47,630	1,706
Empresa Brasileira de Aeronautica SA ADR	75,590	2,003
Petroleo Brasileiro SA ADR	60,000	4,250
Canada (2.8%)
Jean Coutu Group PJC, Inc. -Class A	206,500	1,675
Research In Motion, Ltd. ‡	106,000	12,392
Cayman Islands (0.7%)
ACE, Ltd.	61,040	3,363
Denmark (0.6%)
Vestas Wind Systems ‡	24,300	3,183
Finland (0.6%)
Stora ENSO OYJ -Class R	111,170	1,044
UPM-Kymmene OYJ	121,460	1,990
France (6.0%)
Accor SA	21,680	1,449
AXA SA	116,760	3,470
France Telecom SA	178,680	5,267
Michelin -Class B	28,674	2,062
Sanofi-Aventis SA	57,895	3,870
Suez SA ADR	48,100	3,271
Thomson ADR ‡	62,840	323
Thomson ‡	143,540	751
Total SA	82,678	7,060
Vivendi	79,020	3,001
Germany (6.9%)
Bayerische Motoren Werke AG	65,120	3,135
Celesio AG	60,270	2,182
Daimler AG ^	105,000	6,475
Deutsche Post AG	131,070	3,428
E.ON AG ADR	77,460	5,164
Infineon Technologies AG ‡	356,420	3,105
Merck KGAA	17,250	2,454
Muenchener Rueckversicherungs AG	12,400	2,174
SAP AG	29,980	1,571
Siemens AG	45,920	5,102
Hong Kong (0.8%)
Cheung Kong Holdings, Ltd. ‡	151,000	2,035
Hutchison Whampoa International, Ltd. ‡	186,000	1,875
Israel (0.6%)
Check Point Software Technologies ‡	123,835	2,931
Italy (1.8%)
ENI SpA ADR	65,505	4,863
Mediaset SpA ^	162,588	1,069
UniCredit SpA	491,147	3,004
Japan (5.4%)
Aiful Corp. ^	97,150	1,127
Fujifilm Holdings Corp.	54,300	1,870
Hitachi, Ltd.	205,000	1,481
Konica Minolta Holdings, Inc.	173,500	2,935
Mabuchi Motor Co., Ltd.	37,100	2,016
Mitsubishi UFJ Financial Group, Inc. ADR	126,400	1,112
NGK Spark Plug Co., Ltd.	98,000	1,127
Nintendo Co., Ltd.	7,500	4,238
Olympus Corp.	63,300	2,144
Promise Co., Ltd.	79,000	2,213
Sony Corp. ADR	32,890	1,439
Takeda Pharmaceutical Co., Ltd.	32,900	1,676
Toyota Motor Corp.	27,900	1,318
Uss Co., Ltd.	35,670	2,359
Korea, Republic of (2.0%)
Kookmin Bank ADR	25,790	1,509
Korea Electric Power Corp. ADR ^	73,030	1,061
KT Corp. ADR	125,545	2,677
Samsung Electronics Co., Ltd. -144A GDR	16,150	4,760
Netherlands (1.9%)
ING Groep NV ADR	17,960	567
ING Groep NV	105,910	3,380
Koninklijke Philips Electronics NV	106,200	3,616
Reed Elsevier NV	112,849	1,904
Netherlands Antilles (1.4%)
Schlumberger, Ltd.	64,000	6,875
Norway (1.3%)
Aker Kvaerner ASA	53,800	1,270
Telenor ASA	281,100	5,287
Portugal (0.4%)
Portugal Telecom SGPS SA	179,050	2,034
Singapore (2.1%)
DBS Group Holdings, Ltd. ADR	5,190	289
DBS Group Holdings, Ltd.	300,000	4,164
Flextronics International, Ltd. ‡	153,530	1,443
Singapore Telecommunications, Ltd.	1,774,000	4,727
South Africa (1.0%)
Sasol, Ltd. ADR ^	82,500	4,863
Spain (1.8%)
Banco Santander SA	170,409	3,133
Telefonica SA	222,547	5,919
Sweden (1.2%)
Nordea Bank AB	203,350	2,835
Securitas AB -Class B	109,010	1,269
Svenska Cellulosa AB -Class B	144,510	2,048
Switzerland (3.4%)
Adecco SA ‡	39,740	1,978
Lonza Group AG	23,140	3,219
Nestle SA ADR	38,840	4,321
Novartis AG ADR	69,520	3,826
Swiss Reinsurance	26,690	1,783
UBS AG CHF	81,648	1,719
UBS AG	8,813	182
Taiwan (1.3%)
Chunghwa Telecom Co., Ltd.	115,204	2,923

The notes to the financial statements are an integral part of this report.

2

	Shares	Value
Taiwan (continued)
Lite-On Technology Corp. GDR	194,200	$1,954
Taiwan Semiconductor Manufacturing Co., Ltd. ADR ‡	149,580	1,632
Turkey (0.4%)
Turkcell Iletisim Hizmet AS ADR	146,280	2,128
United Kingdom (10.8%)
Aviva PLC	277,440	2,766
BAE Systems PLC	529,500	4,663
BP PLC ADR	88,370	6,148
British Sky Broadcasting Group PLC	247,600	2,326
Cadbury PLC	121,600	1,531
Compass Group PLC	389,660	2,943
GlaxoSmithKline PLC	188,207	4,169
Group 4 Securicor PLC	688,880	2,776
HSBC Holdings PLC ADR ^	8,440	647
HSBC Holdings PLC	143,692	2,218
Kingfisher PLC ADR ^	196,100	883
Kingfisher PLC	328,470	734
Pearson PLC	194,220	2,375
Rentokil Initial PLC	856,290	1,691
Rolls-Royce Group PLC ‡	368,530	2,505
Royal Bank of Scotland PLC	414,710	1,775
Royal Dutch Shell PLC -Class B	149,842	6,024
Unilever PLC	107,594	3,060
Vodafone Group PLC	1,824,401	5,415
United States (40.1%)
Allergan, Inc.	90,000	4,684
Amazon.com, Inc. ‡	70,000	5,133
American Express Co.	115,000	4,332
American International Group, Inc.	88,000	2,328
Apple, Inc. ‡	98,000	16,409
AT&T, Inc.	165,000	5,559
Becton Dickinson & Co.	30,000	2,439
Boeing Co.	74,400	4,890
BorgWarner, Inc.	100,000	4,438
Caterpillar, Inc.	108,000	7,973
CME Group, Inc. -Class A	13,000	4,981
Ecolab, Inc.	83,000	3,568
Electronic Arts, Inc. ‡	170,000	7,553
Expeditors International of Washington, Inc.	190,000	8,170
General Electric Co.	250,000	6,672
Gilead Sciences, Inc. ‡	190,000	10,060
Google, Inc. -Class A ‡	21,000	11,055
Interpublic Group of Cos., Inc. ‡	1	♦
Jacobs Engineering Group, Inc. ‡	155,000	12,509
Johnson Controls, Inc.	253,200	7,262
Nordstrom, Inc. ^	165,000	5,000
PACCAR, Inc.	165,000	6,902
Praxair, Inc.	150,000	14,136
Qualcomm, Inc.	155,000	6,877
Raytheon Co.	120,000	6,754
Sigma-Aldrich Corp.	94,000	5,063
State Street Corp. °	37,000	2,368
T. Rowe Price Group, Inc.	90,000	5,082
Tyco Electronics, Ltd.	250,000	8,955
Union Pacific Corp.	60,000	4,530
Varian Medical Systems, Inc. ‡	126,000	6,533
Total Common Stocks (cost $438,827)		494,580

	Principal
REPURCHASE AGREEMENT (1.9%)
United States (1.9%)
State Street Repurchase Agreement ° £
1.05%, dated 06/30/2008, to be repurchased at $9,759 on 07/01/2008	$9,758	9,758
Total Repurchase Agreement (cost $9,758)		9,758

	Shares
SECURITIES LENDING COLLATERAL (3.5%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% r °	17,486	17,486
Total Securities Lending Collateral (cost $17,486)		17,486

Total Investment Securities (cost $466,071) #		$521,824

The notes to the financial statements are an integral part of this report.

3

	Percentage of
(unaudited)	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Diversified Telecommunication Services	7.1%	$37,059
Oil, Gas & Consumable Fuels	6.4%	33,207
Commercial Banks	4.5%	23,331
Chemicals	4.4%	22,767
Aerospace & Defense	4.0%	20,814
Pharmaceuticals	4.0%	20,680
Communications Equipment	3.7%	19,269
Computers & Peripherals	3.5%	18,364
Industrial Conglomerates	3.3%	17,265
Software	3.1%	16,293
Insurance	3.0%	15,884
Electronic Equipment & Instruments	3.0%	15,765
Auto Components	2.9%	14,889
Machinery	2.8%	14,875
Construction & Engineering	2.4%	12,508
Air Freight & Logistics	2.2%	11,598
Health Care Equipment & Supplies	2.1%	11,116
Internet Software & Services	2.1%	11,055
Automobiles	2.1%	10,928
Media	2.0%	10,675
Biotechnology	1.9%	10,060
Semiconductors & Semiconductor Equipment	1.8%	9,498
Capital Markets	1.8%	9,351
Diversified Financial Services	1.7%	8,928
Food Products	1.7%	8,911
Energy Equipment & Services	1.6%	8,146
Commercial Services & Supplies	1.5%	7,714
Consumer Finance	1.5%	7,673
Wireless Telecommunication Services	1.4%	7,544
Electric Utilities	1.2%	6,225
Internet & Catalog Retail	1.0%	5,133
Paper & Forest Products	1.0%	5,082
Multiline Retail	1.0%	4,999
Road & Rail	0.9%	4,530
Hotels, Restaurants & Leisure	0.8%	4,392
Specialty Retail	0.8%	3,975
Multi-Utilities	0.6%	3,271
Life Sciences Tools & Services	0.6%	3,219
Electrical Equipment	0.6%	3,183
Metals & Mining	0.6%	3,065
Office Electronics	0.6%	2,935
Household Durables	0.5%	2,512
Health Care Providers & Services	0.4%	2,182
Real Estate Management & Development	0.4%	2,035
Food & Staples Retailing	0.3%	1,675
Investment Securities, at value	94.8%	494,580
Short-Term Investments	5.2%	27,244
Total Investments	100.0%	$521,824

The notes to the financial statements are an integral part of this report.

4

NOTES TO SCHEDULE OF INVESTMENTS:

All or a portion of this security is on loan. The value of all securities on loan is $16,745.
State Street Bank & Trust Co., serves as the accounting, custody, and lending agent for the Fund and provides various administrative services on behalf of the Funds.

Repurchase agreement excluding collateral for securities on loan is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.12% and maturity date of 05/06/2013, respectively, and with a market value plus accrued interest of $9,957.

Interest rate shown reflects the yield at June 30, 2008.
Non-income producing security.
Value is less than $1.

Aggregate cost for federal income tax purposes is $466,071. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $101,970 and $46,217, respectively. Net unrealized appreciation for tax purposes is $55,753.

DEFINITIONS:

144A         144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities aggregated to $4,760 or 0.94% of the Fund’s net assets.

PLC              Public Limited Company

CHF            Swiss Franc

ADR             American Depositary Receipt

GDR            Global Depositary Receipt

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment                speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of                investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$512,066	$9,758	$—	$521,824

The notes to the financial statements are an integral part of this report.

5

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $466,071) (including securities loaned of $16,745)	$521,824
Foreign currency (cost: $131)	133
Receivables:
Shares sold	2
Interest	2
Income from loaned securities	31
Dividends	719
Dividend reclaims	127
522,838
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	916
Management and advisory fees	340
Service fees	4
Administration fees	9
Printing and shareholder reports	184
Payable for collateral for securities on loan	17,486
Other	57
18,996
Net Assets	$503,842

Net Assets Consist of:
Capital Stock ($.01 par value)	$235
Additional paid-in capital	670,711
Undistributed net investment income	12,294
Accumulated net realized loss from investment securities and foreign currency transactions	(235,161)
Net unrealized appreciation on:
Investment securities	55,753
Translation of assets and liabilities denominated in foreign currencies	10
Net Assets	$503,842
Net Assets by Class:
Initial Class	$485,179
Service Class	18,663
Shares Outstanding:
Initial Class	22,655
Service Class	878
Net Asset Value and Offering Price Per Share:
Initial Class	$21.42
Service Class	21.25

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $808)	$8,841
Interest	9
Income from loaned securities-net	254
9,104

Expenses:
Management and advisory fees	2,066
Printing and shareholder reports	1
Custody fees	87
Administration fees	55
Legal fees	8
Audit fees	10
Trustees fees	7
Service fees:
Service Class	27
Other	5
Total expenses	2,266

Net Investment Income	6,838

Net Realized Gain from:
Investment securities	1,122
Foreign currency transactions	(103)
1,019

Net Decrease in Unrealized Depreciation on:
Investment securities	(97,210)
Translation of assets and liabilities denominated in foreign currencies	10
(97,200)

Net Realized and Unrealized Loss	(96,181)

Net Decrease In Net Assets Resulting from Operations	$(89,343)

The notes to the financial statements are an integral part of this report.

6

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$6,838	$8,225
Net realized gain from investment securities and foreign currency transactions	1,019	50,257
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(97,200)	30,281
	(89,343)	88,763
Distributions to Shareholders:
From net investment income:
Initial Class	—	(9,253)
Service Class	—	(279)
	—	(9,532)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	6,746	38,554
Service Class	3,235	17,567
	9,981	56,121
Dividends and distributions reinvested:
Initial Class	—	9,253
Service Class	—	279
	—	9,532
Cost of shares redeemed:
Initial Class	(47,238)	(111,395)
Service Class	(5,468)	(12,220)
	(52,706)	(123,615)
Net decrease in net assets from capital share transactions	(42,725)	(57,962)
Net increase (decrease) in net assets	(132,068)	21,269

Net Assets:
Beginning of year	635,910	614,641
End of period/year	$503,842	$635,910
Undistributed Net Investment Income	$12,294	$5,456

Share Activity:
Shares issued:
Initial Class	294	1,642
Service Class	142	750
	436	2,392
Shares issued-reinvested from distributions:
Initial Class	—	404
Service Class	—	12
	—	416
Shares redeemed:
Initial Class	(2,091)	(4,731)
Service Class	(242)	(529)
	(2,333)	(5,260)
Net decrease in shares outstanding:
Initial Class	(1,797)	(2,685)
Service Class	(100)	233
	(1,897)	(2,452)

The notes to the financial statements are an integral part of this report.

7

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$25.01		$22.05	$18.81	$17.69	$16.15	$13.16
Investment Operations
Net investment income(a)	0.28		0.31	0.27	0.21	0.14	0.11
Net realized and unrealized gain (loss)	(3.87)		3.02	3.23	1.10	1.40	2.88
Total operations	(3.59)		3.33	3.50	1.31	1.54	2.99
Distributions
From net investment income	—		(0.37)	(0.26)	(0.19)	—	—
From net realized gains	—		—	—	—	—	—
Total distributions	—		(0.37)	(0.26)	(0.19)	—	—
Net Asset Value
End of period/year	$21.42		$25.01	$22.05	$18.81	$17.69	$16.15
Total Return(b)	(14 .35	)%(c)	15 .24%	18 .79%	7 .47%	9 .54%	22 .72%
Net Assets End of Period/Year (000’s)	$485,179		$611,619	$598,312	$581,669	$642,460	$634,110
Ratios and Supplemental Data
Expenses to average net assets	0 .81	%(d)	0 .85%	0 .87%	0 .90%	0 .95%	0 .94%
Net investment income, to average net assets	2 .48	%(d)	1 .31%	1 .35%	1 .20%	0 .84%	0 .81%
Portfolio turnover rate	8	%(c)	34%	59%	61%	139%	131%

For a share outstanding throughout each period

	Period ended		Service Class Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$24.85		$21.93	$18.73	$17.65	$16.15	$12.97
Investment Operations
Net investment income (loss)(a)	0.25		0.26	0.21	0.16	0.12	(0.04)
Net realized and unrealized gain (loss)	(3.85)		2.99	3.23	1.10	1.38	3.22
Total operations	(3.60)		3.25	3.44	1.26	1.50	3.18
Distributions
From net investment income	—		(0.33)	(0.24)	(0.18)	—	—
From net realized gains	—		—	—	—	—	—
Total distributions	—		(0.33)	(0.24)	(0.18)	—-	—
Net Asset Value
End of period/year	$21.25		$24.85	$21.93	$18.73	$17.65	$16.15
Total Return(b)	(14 .49	)%(c)	14 .98%	18 .45%	7 .23%	9 .29%	24 .52	%(c)
Net Assets End of Period/Year (000’s)	$18,663		$24,292	$16,329	$7,930	$3,911	$234
Ratios and Supplemental Data
Expenses to average net assets	1 .06	%(d)	1 .10%	1 .12%	1 .15%	1 .19%	1 .19	%(d)
Net investment income (loss), to average net assets	2 .26	%(d)	1 .11%	1 .02%	0 .88%	0 .73%	(0 .39	)%(d)
Portfolio turnover rate	8	%(c)	34%	59%	61%	139%	131	%(c)

(a)     Per share information is calculated based on average number of shares outstanding.

(b)    Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)     Not annualized.

(d)    Annualized.

The notes to the financial statements are an integral part of this report.

8

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Templeton Transamerica Global changed its name to Transamerica Templeton Global VP (“the Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

There were no recaptured commissions during the period ended June 30, 2008.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $13.

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. – (continued)

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Management, LLC (“TIM”) is both an affiliate of the Fund and a co-sub-adviser of the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

Investment advisory fees:  The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $500 million	0.75%
Over $500 million up to $1.5 billion	0.725%
Over $1.5 billion	0.70%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the advisers within the succeeding three years, the Fund may be required to pay the advisers a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008. There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

10

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2. – (continued)

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”).  Such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $23 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause and is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $9. As of  June 30, 2008, payments made related to the Emeritus Plan were $15.

The Emeritus Plan was terminated effective October 30, 2007. Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the  period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$42,368
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	73,910
U.S. Government	—

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, investment in partnership, REITs and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available Through
$45,010	December 31, 2011
$190,887	December 31, 2010

11

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

12

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Templeton Global VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC (“TIM”) (collectively the “Sub-Advisers”), to determine whether the agreements should be renewed.  The Board considered that a proposal to reorganize Transamerica Capital Guardian Global VP into the Fund will be submitted to Fund shareholders at a meeting anticipated to be held in the first half of 2009 and that the Board had determined that the proposed reorganization is in the best interests of the shareholders of both funds.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Advisers such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Advisers.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Advisers as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Advisers to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Advisers are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Advisers for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Advisers can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Trustees noted that the performance of the Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3-year period and below the median for the past 5-year period.  The Trustees recognized that the longer-term underperformance can partly be attributed to the Fund’s prior sub-advisers of the domestic portion of the Fund, noting that TIM took over the management of the domestic portion of the Fund in August 2006.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were in line with the medians for its peer group and peer universe and that the total expenses of the Fund were below the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Advisers offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Advisers, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Advisers from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Advisers from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Advisers are participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Advisers may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

13

Transamerica Third Avenue Value VP

UNDERSTANDING YOUR FUNDS EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at  January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$906.21	0.86%	$4.08
Hypothetical (b)	1,000.00	1,020.59	0.86	4.32

Service Class
Actual	1,000.00	905.53	1.11	5.26
Hypothetical (b)	1,000.00	1,019.34	1.11	5.57

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (88.5%)
Bermuda (3.4%)
Brookfield Infrastructure Partners, LP ^	17,407	$341
Montpelier RE Holdings, Ltd. ^	183,339	2,704
Nabors Industries, Ltd. ‡	156,135	7,687
Canada (14.7%)
Brookfield Asset Management, Inc. -Class A	405,176	13,184
Canfor Corp. ‡	792,177	5,958
Canfor Pulp Income Trust	60,954	705
E-L Financial Corp., Ltd.	3,796	2,020
EnCana Corp. ^	179,000	16,277
Power Corp. of Canada	281,936	8,676
Hong Kong (13.6%)
Cheung Kong Holdings, Ltd.	769,847	10,377
Chong Hing Bank, Ltd.	953,360	2,267
Hang Lung Group, Ltd.	367,308	1,632
Hang Lung Properties, Ltd.	1,351,251	4,332
Henderson Land Development Co., Ltd.	1,544,462	9,626
Hutchison Whampoa International, Ltd.	1,103,912	11,128
Wharf Holdings, Ltd.	895,478	3,750
Japan (12.9%)
AIOI Insurance Co., Ltd.	236,773	1,264
Daiichi Sankyo Co., Ltd.	136,514	3,767
Mitsui Fudosan Co., Ltd.	482,538	10,333
Mitsui Sumitomo Insurance Group Holdings, Inc. ‡	65,448	2,260
Sapporo Breweries	614,000	4,304
Tokio Marine Holdings, Inc.	237,650	9,281
Toyota Industries Corp.	305,193	9,789
Korea, Republic of (4.6%)
POSCO ADR ^	111,839	14,514
Norway (0.5%)
BW Gas ASA ‡	181,506	1,604
Sweden (2.0%)
Investor AB -Class A	302,854	6,230
United Kingdom (0.2%)
Derwent London PLC REIT	39,000	782
United States (36.6%)
Alamo Group, Inc.	120,129	2,473
Alexander & Baldwin, Inc. ^	48,233	2,197
Alliance Data Systems Corp. ‡	72,750	4,114
AMBAC Financial Group, Inc.	165,151	221
Applied Materials, Inc.	95,039	1,814
AVX Corp. ^	541,695	6,127
Bank of New York Mellon Corp.	376,559	14,245
BEL Fuse, Inc. -Class A	28,257	791
Brookline Bancorp, Inc. ^	201,198	1,921
Capital Southwest Corp. ^	12,395	1,292
Cimarex Energy Co.	232,804	16,219
CIT Group, Inc. ^	91,083	620
Cross Country Healthcare, Inc. ‡	135,994	1,960
Electro Scientific Industries, Inc. ‡	112,166	1,589
Electronics For Imaging, Inc. ‡	59,921	875
Forest City Enterprises, Inc. -Class A	191,423	6,168
Handleman Co. ‡	528,120	951
Intel Corp.	219,039	4,705
Leapfrog Enterprises, Inc. -Class A ‡ ^	207,466	1,726
Legg Mason, Inc.	133,979	5,838
Lexmark International, Inc. -Class A ‡	39,292	1,314
MBIA, Inc.	674,158	2,960
MDC Holdings, Inc.	75,732	2,958
MGIC Investment Corp.	79,353	485
NewAlliance Bancshares, Inc.	75,115	937
Phoenix Cos., Inc.	111,491	848
Radian Group, Inc.	210,162	305
St Joe Co. ^	225,780	7,749
St. Mary Land & Exploration Co.	78,502	5,074
Superior Industries International, Inc. ^	164,772	2,781
Sycamore Networks, Inc. ‡	983,179	3,166
Tejon Ranch Co. ‡	60,731	2,190
Tellabs, Inc. ‡	466,171	2,168
USG Corp. ‡ ^	126,234	3,733
Westwood Holdings Group, Inc.	95,707	3,809
Total Common Stocks (cost $248,493)		281,115

	Principal
REPURCHASE AGREEMENT (10.2%)
State Street Repurchase Agreement à £ 1.05%, dated 06/30/2008, to be repurchased at $32,432 on 07/01/2008	$32,431	32,431
Total Repurchase Agreement (cost $32,431)		32,431

	Shares
SECURITIES LENDING COLLATERAL (14.3%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% à r	45,410	45,410
Total Securities Lending Collateral (cost $45,410)		45,410

Total Investment Securities (cost $326,334) #		$358,956

The notes to the financial statements are an integral part of this report.

2

	Percentage of
(unaudited)	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Real Estate Management & Development	19.3%	$69,341
Oil, Gas & Consumable Fuels	10.9%	39,174
Insurance	8.4%	30,235
Capital Markets	7.0%	25,184
Metals & Mining	4.0%	14,514
Auto Components	3.5%	12,570
Industrial Conglomerates	3.1%	11,128
Electronic Equipment & Instruments	2.2%	7,716
Energy Equipment & Services	2.1%	7,686
Diversified Financial Services	1.9%	6,851
Paper & Forest Products	1.9%	6,663
Semiconductors & Semiconductor Equipment	1.8%	6,519
Communications Equipment	1.7%	6,125
Beverages	1.2%	4,304
IT Services	1.2%	4,114
Pharmaceuticals	1.1%	3,767
Building Products	1.0%	3,733
Thrifts & Mortgage Finance	1.0%	3,648
Household Durables	0.8%	2,958
Machinery	0.7%	2,473
Commercial Banks	0.6%	2,267
Marine	0.6%	2,197
Computers & Peripherals	0.6%	2,188
Health Care Providers & Services	0.6%	1,960
Leisure Equipment & Products	0.5%	1,726
Trading Companies & Distributors	0.3%	951
Real Estate Investment Trusts	0.2%	782
Electric Utilities	0.1%	341
Investment Securities, at value	78.3%	281,115
Short-Term Investments	21.7%	77,841
Total Investments	100.0%	$358,956

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $44,017.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
£

Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61% and maturity date of 01/23/2009, respectively, and with a market value plus accrued interest of $33,083.

r	Interest rate shown reflects the yield at June 30, 2008.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $326,334. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $79,222 and $46,600, respectively.  Net unrealized appreciation for tax purposes is $32,622.

DEFINITIONS:

REIT       Real Estate Investment Trust

PLC        Public Limited Company

ADR        American Depositary Receipt

The notes to the financial statements are an integral part of this report.

3

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -  Quoted prices in active markets for identical securities.

Level 2 -  Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -  Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$326,525	$32,431	$—	$358,956

The notes to the financial statements are an integral part of this report.

4

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $293,903) (including securities loaned of $44,017)	$326,525
Short term investment securities, at value (cost: $32,431)	32,431
Foreign currency (cost: $151)	151
Receivables:
Investment securities sold	5,036
Shares sold	10
Interest	4
Income from loaned securities	38
Dividends	194
364,389
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	966
Management and advisory fees	230
Service fees	8
Administration fees	6
Printing and shareholder reports	74
Payable for collateral for securities on loan	45,410
Other	54
46,748
Net Assets	$317,641
Net Assets Consist of:
Capital Stock ($.01 par value)	$161
Additional paid-in capital	(21,046)
Undistributed net investment income	4,330
Undistributed net realized gain from investment securities, and foreign currency transactions	301,576
Net unrealized appreciation on:
Investment securities	32,622
Translation of assets and liabilities denominated in foreign currencies	(2)
Net Assets	$317,641
Net Assets by Class:
Initial Class	$280,283
Service Class	37,358
Shares Outstanding:
Initial Class	14,224
Service Class	1,902
Net Asset Value and Offering Price Per Share:
Initial Class	$19.71
Service Class	19.65

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $120)	$2,977
Interest	164
Income from loaned securities-net	339
3,480

Expenses:
Management and advisory fees	1,397
Custody fees	54
Administration fees	35
Legal fees	4
Audit fees	9
Trustees fees	4
Service fees:
Service Class	53
Other	3
Total expenses	1,559

Net Investment Income	1,921

Net Realized Gain from:
Investment securities	14,798
Foreign currency transactions	(66)
14,732

Net Decrease in Unrealized Depreciation on:
Investment securities	(53,745)
Translation of assets and liabilities denominated in foreign currencies	(3)
(53,748)

Net Realized and Unrealized Loss	(39,016)

Net Decrease In Net Assets Resulting from Operations	$(37,095)

The notes to the financial statements are an integral part of this report.

5

STATEMENTS OF CHANGES IN NET ASSETS

For the period ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,921	$7,179
Net realized gain from investment securities, and foreign currency transactions	14,732	295,237
Change in net unrealized depreciation on investment securities, and foreign currency translation	(53,748)	(254,018)
	(37,095)	48,398
Distributions to Shareholders:
From net investment income:
Initial Class	—	(16,201)
Service Class	—	(2,100)
	—	(18,301)
From net realized gains:
Initial Class	—	(58,048)
Service Class	—	(7,924)
	—	(65,972)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	11,108	39,625
Service Class	3,014	16,915
	14,122	56,540
Dividends and distributions reinvested:
Initial Class	—	74,248
Service Class	—	10,024
	—	84,272
Cost of shares redeemed:
Initial Class (See Note 1)	(56,530)	(851,516)
Service Class	(13,202)	(18,111)
	(69,732)	(869,627)
Net decrease in net assets from capital share transactions	(55,610)	(728,815)
Net decrease in net assets	(92,705)	(764,690)

Net Assets:
Beginning of year	410,346	1,175,036
End of period/year	$317,641	$410,346
Undistributed Net Investment Income	$4,330	$2,409

Share Activity:
Shares issued:
Initial Class	526	1,478
Service Class	144	637
	670	2,115
Shares issued-reinvested from distributions:
Initial Class	—	3,397
Service Class	—	459
	—	3,856
Shares redeemed:
Initial Class	(2,772)	(31,009)
Service Class	(649)	(709)
	(3,421)	(31,718)
Net decrease in shares outstanding:
Initial Class	(2,246)	(26,134)
Service Class	(505)	387
	(2,751)	(25,747)

The notes to the financial statements are an integral part of this report.

6

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$21.75		$26.33	$24.22	$20.98	$16.93	$12.39
Investment Operations
Net investment income(a)	0.12		0.27	0.25	0.17	0.09	0.11
Net realized and unrealized gain (loss)	(2.16)		0.07	3.49	3.74	4.08	4.50
Total operations	(2.04)		0.34	3.74	3.91	4.17	4.61
Distributions
From net investment income	—		(1.07)	(0.21)	(0.12)	(0.12)	(0.05)
From net realized gains	—		(3.85)	(1.42)	(0.55)	—	(0.02)
Total distributions	—		(4.92)	(1.63)	(0.67)	(0.12)	(0.07)
Net Asset Value
End of period/year	$19.71		$21.75	$26.33	$24.22	$20.98	$16.93
Total Return(b)	(9.38	)%(c)	1.20%	16.07%	18.81%	24.81%	37.26%
Net Assets End of Period/Year (000’s)	$280,283		$358,128	$1,121,918	$971,322	$574,721	$468,411
Ratios and Supplemental Data
Expenses to average net assets	0.86	%(d)	0.87%	0.86%	0.87%	0.86%	0.85%
Net investment income, to average net assets	1.18	%(d)	1.05%	1.00%	0.74%	0.47%	0.75%
Portfolio turnover rate	7	%(c)	13%	17%	19%	19%	20%

For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31,2003
Net Asset Value
Beginning of period	$21.70		$26.30	$24.21	$21.02	$16.96	$12.50
Investment Operations
Net investment income(a)	0.05		0.19	0.19	0.12	0.05	0.10
Net realized and unrealized gain (loss)	(2.10)		0.08	3.49	3.73	4.09	4.38
Total operations	(2.05)		0.27	3.68	3.85	4.14	4.48
Distributions
From net investment income	—		(1.02)	(0.17)	(0.11)	(0.08)	—
From net realized gains	—		(3.85)	(1.42)	(0.55)	—	(0.02)
Total distributions	—		(4.87)	(1.59)	(0.66)	(0.08)	(0.02)
Net Asset Value
End of period/year	$19.65		$21.70	$26.30	$24.21	$21.02	$16.96
Total Return(b)	(9.45	)%(c)	0.94%	15.78%	18.47%	24.51%	35.85	%(c)
Net Assets End of Period/Year (000’s)	$37,358		$52,218	$53,118	$36,086	$13,240	$1,098
Ratios and Supplemental Data
Expenses to average net assets	1.11	%(d)	1.12%	1.11%	1.12%	1.12%	1.11	%(d)
Net investment income, to average net assets	0.50	%(d)	0.74%	0.74%	0.53%	0.29%	0.93	%(d)
Portfolio turnover rate	7	%(c)	13%	17%	19%	19%	20	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.

The notes to the financial statements are an integral part of this report.

7

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.                    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Third Avenue Value changed its name to Transamerica Third Avenue Value VP (the “Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Recaptured commissions during the period ended June 30, 2008 of $14 are included in net realized gain in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $99.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.–(continued)

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

In-Kind Redemption: During the fiscal year ended December 31, 2007, a shareholder of the Fund redeemed Initial Shares and the Fund paid the redemption proceeds primarily by means of a redemption in-kind of the Fund’s portfolio securities. Cash and portfolio securities were transferred on May 1, 2007, at the market value of securities transferred and gains resulting from the redemption in-kind are listed below:

Date	Market Value	Realized Gains
May 1, 2007	$652,906	$208,391

NOTE 2.                    RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.  Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc.  (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following rate:

            0.80% of average daily net assets

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

            1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008.  There are no amounts available for recapture at June 30, 2008.

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.–(continued)

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the period ended June 30, 2008 were $92.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $15 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, and is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $16. As of June 30, 2008, payments made related to the Emeritus Plan were $29.

The Emeritus Plan was terminated effective October 30, 2007. Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.       INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$23,881
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	75,599
U.S. Government	—

NOTE 4.       FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, investment in partnership, REITs and capital loss carryforwards.

10

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 5.       ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

11

Transamerica Third Avenue Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Third Avenue Value VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Third Avenue Management LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was strong compared to its peer universe over the past 3- and 5-year periods.  The Board also noted that the Fund’s performance was below the median for its peer universe over the past 1-year period.  The Board noted further that the Fund’s 1-year performance could be attributed in part to the Fund having taken early positions in certain investments and that it would be monitoring performance closely.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were above the median for its peer group but below the median for its peer universe.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board considered the specific reasons for the absence of breakpoints, and concluded that the absence of breakpoints was acceptable under the circumstances.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

12

Transamerica U.S. Government Securities VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$1,019.16	0.60%	$3.01
Hypothetical (b)	1,000.00	1,021.88	0.60	3.02

Service Class
Actual	1,000.00	1,018.04	0.85	4.26
Hypothetical (b)	1,000.00	1,020.64	0.85	4.27

(a)

 Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Asset Type

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by asset type of the Fund’s total investment securities.

The notes to the financial statements are an integral part of this report.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (40.9%)
U.S. Treasury Bond
4.38%, due 02/15/2038 ^	$5,000	$4,873
8.00%, due 11/15/2021	9,000	12,207
U.S. Treasury Inflation Indexed Bond, TIPS
3.38%, due 04/15/2032	3,630	4,568
U.S. Treasury Inflation Indexed Note, TIPS
2.63%, due 07/15/2017	5,482	6,055
U.S. Treasury Note
2.00%, due 02/28/2010 ^	12,500	12,409
2.13%, due 04/30/2010 ^	9,000	8,935
2.63%, due 05/31/2010 ^	7,500	7,505
2.88%, due 06/30/2010	5,000	5,025
3.25%, due 12/31/2009 ^	3,000	3,036
3.50%, due 05/31/2013 – 02/15/2018 ^	21,070	21,021
3.88%, due 05/15/2018 ^	10,000	9,916
4.00%, due 02/15/2015	8,000	8,223
4.25%, due 11/15/2017	5,844	5,970
5.13%, due 05/15/2016	2,250	2,453
Total U.S. Government Obligations (cost $111,006)		112,196

U.S. GOVERNMENT AGENCY OBLIGATIONS (42.3%)
Fannie Mae
4.25%, due 05/15/2009	6,500	6,578
4.50%, due 03/25/2017 – 04/25/2030	7,814	7,787
4.72%, due 10/01/2035 *	5,564	5,601
5.00%, due 04/25/2034 – 10/25/2035	6,514	6,415
5.25%, due 08/01/2012	2,000	2,024
5.50%, due 06/01/2038	10,036	9,852
5.94%, due 07/01/2037 *	2,917	2,968
6.00%, due 12/01/2037	5,879	5,939
Federal Agricultural Mortgage Corp. -144A
5.50%, due 07/15/2011	10,000	10,598
Federal Home Loan Bank
3.00%, due 04/15/2009	13,000	13,016
Freddie Mac
4.00%, due 10/15/2029	5,124	5,064
4.13%, due 12/21/2012	5,000	5,017
4.82%, due 06/01/2035 *	4,792	4,849
5.00%, due 10/15/2030 – 11/15/2032	11,457	11,436
5.35%, due 11/14/2011	7,500	7,551
5.50%, due 01/15/2029	3,000	3,063
5.51%, due 08/01/2037 *	1,571	1,603
5.52%, due 09/01/2037 *	4,513	4,582
5.71%, due 03/01/2037 *	2,242	2,285
Total U.S. Government Agency Obligations (cost $115,466)		116,228

MORTGAGE-BACKED SECURITIES (2.8%)
American Tower Trust
Series 2007-1A, Class AFX-144A
5.42%, due 04/15/2037	1,500	1,446
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4
5.20%, due 12/11/2038	1,000	933
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2007-CD4, Class A4
5.32%, due 12/11/2049	435	402
Crown Castle Towers LLC
Series 2006-1A, Class AFX-144A
5.24%, due 11/15/2036	2,000	1,968
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, due 11/12/2041	1,000	943
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4
5.57%, due 10/15/2048	1,000	957
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class A3
5.93%, due 06/15/2049	1,000	949
Total Mortgage-Backed Securities (cost $7,858)		7,598

ASSET-BACKED SECURITY (0.6%)
USAA Auto Owner Trust
Series 2007-2, Class A2
5.04%, due 04/15/2010	1,618	1,627
Total Asset-Backed Security (cost $1,618)		1,627

CORPORATE DEBT SECURITIES (11.0%)
Airlines (0.3%)
Delta Air Lines, Inc.
7.57%, due 11/18/2010	1,000	945
Beverages (0.5%)
Miller Brewing Co. -144A
4.25%, due 08/15/2008	1,500	1,502
Capital Markets (1.5%)
Legg Mason, Inc.
6.75%, due 07/02/2008	900	900
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	1,250	1,179
Morgan Stanley
2.84%, due 02/09/2009 *	1,000	991
State Street Capital Trust III °
8.25%, due 03/15/2011 Ž	1,000	1,019
Chemicals (0.4%)
Nalco Co.
7.75%, due 11/15/2011	1,000	1,000

The notes to the financial statements are an integral part of this report.

2

	Principal	Value
Commercial Banks (0.7%)
Barclays Bank PLC -144A
7.70%, due 04/25/2018 Ž	$1,000	$1,019
Principal Financial Group -144A
8.20%, due 08/15/2009	1,000	1,033
Diversified Financial Services (1.6%)
ASIF Global Financing XXIII -144A
3.90%, due 10/22/2008	1,000	996
Bank of America Corp.
8.00%, due 01/30/2018 Ž	1,000	937
International Lease Finance Corp.
6.38%, due 03/15/2009	1,000	995
JPMorgan Chase & Co.
7.90%, due 04/30/2018 Ž	1,000	938
Pemex Finance, Ltd.
9.03%, due 02/15/2011	517	552
Food Products (1.3%)
Cargill, Inc. -144A
5.60%, due 09/15/2012	1,000	1,008
Kellogg Co.
4.25%, due 03/06/2013	1,000	971
Michael Foods, Inc.
8.00%, due 11/15/2013	1,500	1,478
Insurance (0.3%)
Metropolitan Life Global Funding I -144A
5.75%, due 07/25/2011	850	881
Media (0.4%)
Comcast Cable Holdings LLC
9.80%, due 02/01/2012	1,000	1,127
Metals & Mining (1.2%)
Arcelormittal -144A
5.38%, due 06/01/2013	1,300	1,280
BHP Billiton Finance, Ltd.
5.13%, due 03/29/2012	1,000	997
Rio Tinto Finance USA, Ltd.
5.88%, due 07/15/2013	1,000	1,006
Multiline Retail (0.4%)
JC Penney Co., Inc.
7.38%, due 08/15/2008	1,000	1,003
Oil, Gas & Consumable Fuels (1.3%)
Husky Oil, Ltd.
8.90%, due 08/15/2028 ¡	1,615	1,624
Premcor Refining Group, Inc.
6.13%, due 05/01/2011	1,000	1,006
Ras Laffan Liquefied Natural Gas Co., Ltd. -144A
3.44%, due 09/15/2009	1,000	1,001
Real Estate Investment Trusts (0.7%)
Hospitality Properties Trust
6.75%, due 02/15/2013	1,000	950
Westfield Capital Corp. -144A
4.38%, due 11/15/2010	1,000	981
Real Estate Management & Development (0.4%)
Duke Realty, LP
5.63%, due 08/15/2011	1,000	971
Total Corporate Debt Securities (cost $31,078)		30,290

REPURCHASE AGREEMENT (4.2%)
State Street Repurchase Agreement °
1.05%, dated 06/30/2008, to be repurchased at $11,630 on 07/01/2008	11,629	11,629
Total Repurchase Agreement (cost $11,629)		11,629

	Shares
SECURITIES LENDING COLLATERAL (22.3%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% ° €	61,210	61,210
Total Securities Lending Collateral (cost $61,210)		61,210

Total Investment Securities (cost $339,865) #		$340,778

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $60,004.
*	Floating or variable rate note. Rate is listed as of June 30, 2008.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of June 30, 2008.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.

Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.12% and maturity date of 05/06/2013, respectively, and with a market value plus accrued interest of $11,864.

€	Interest rate shown reflects the yield at June 30, 2008.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $339,865. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,883 and $1,970, respectively. Net unrealized appreciation for tax purposes is $913.

The notes to the financial statements are an integral part of this report.

3

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities aggregated to $23,713 or 8.63% of the Fund’s net assets.

TIPS	Treasury Inflation Protected Security
LLC	Limited Liability Corporation
PLC	Public Limited Company
LP	Limited Partnership

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$61,210	$279,568	$—	$340,778

The notes to the financial statements are an integral part of this report.

4

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $339,865) (including securities loaned of $60,004)	$340,778
Receivables:
Investment securities sold	147
Shares sold	2,008
Interest	2,182
Income from loaned securities	18
345,133
Liabilities:
Investment securities purchased	9,007
Accounts payable and accrued liabilities:
Shares redeemed	98
Management and advisory fees	120
Service fees	20
Administration fees	4
Printing and shareholder reports	21
Payable for collateral for securities on loan	61,210
Other	19
70,499
Net Assets	$274,634

Net Assets Consist of:
Capital Stock ($.01 par value)	$223
Additional paid-in capital	265,822
Undistributed net investment income	12,317
Accumulated net realized loss from investment securities	(4,641)
Net unrealized appreciation on: Investment securities	913
Net Assets	$274,634
Net Assets by Class:
Initial Class	$162,747
Service Class	111,887
Shares Outstanding:
Initial Class	13,308
Service Class	8,986
Net Asset Value and Offering Price Per Share:
Initial Class	$12.23
Service Class	12.45

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$5,289
Income from loaned securities-net	276
5,565

Expenses:
Management and advisory fees	701
Printing and shareholder reports	13
Custody fees	16
Administration fees	25
Legal fees	3
Audit fees	9
Trustees fees	3
Service fees:
Service Class	105
Other	1
Total expenses	876

Net Investment Income	4,689

Net Realized Gain from:
Investment securities	304

Net Decrease in Unrealized Depreciation on:
Investment securities	(1,723)

Net Realized and Unrealized Loss	(1,419)

Net Increase In Net Assets Resulting from Operations	$3,270

The notes to the financial statements are an integral part of this report.

5

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$4,689	$7,627
Net realized gain (loss) from investment securities	304	(951)
Change in net unrealized appreciation (depreciation) on investment securities	(1,723)	3,140
	3,270	9,816
Distributions to Shareholders:
From net investment income:
Initial Class	—	(7,070)
Service Class	—	(1,119)
	—	(8,189)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	47,467	27,588
Service Class	116,603	40,835
	164,070	68,423
Dividends and distributions reinvested:
Initial Class	—	7,070
Service Class	—	1,118
	—	8,188
Cost of shares redeemed:
Initial Class	(37,158)	(50,975)
Service Class	(31,425)	(24,028)
	(68,583)	(75,003)
Net increase in net assets from capital share transactions	95,487	1,608
Net increase in net assets	98,757	3,235

Net Assets:
Beginning of year	175,877	172,642
End of period/year	$274,634	$175,877
Undistributed Net Investment Income	$12,317	$7,628

Share Activity:
Shares issued:
Initial Class	3,874	2,303
Service Class	9,363	3,340
	13,237	5,643
Shares issued-reinvested from distributions:
Initial Class	—	610
Service Class	—	95
	—	705
Shares redeemed:
Initial Class	(3,041)	(4,273)
Service Class	(2,520)	(2,001)
	(5,561)	(6,274)
Net increase in shares outstanding:
Initial Class	833	(1,360)
Service Class	6,843	1,434
	7,676	74

The notes to the financial statements are an integral part of this report.

6

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

	Period ended		Initial Class Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$12.00		$11.86	$11.94	$12.32	$12.42	$12.32
Investment Operations
Net investment income(a)	0.23		0.54	0.52	0.43	0.40	0.36
Net realized and unrealized gain (loss)	—	(b)	0.16	(0.14)	(0.15)	—	(0.01)
Total operations	0.23		0.70	0.38	0.28	0.40	0.35
Distributions
From net investment income	—		(0.56)	(0.44)	(0.50)	(0.44)	(0.25)
From net realized gains	—		—	(0.02)	(0.16)	(0.06)	—
Total distributions	—		(0.56)	(0.46)	(0.66)	(0.50)	(0.25)
Net Asset Value
End of period/year	$12.23		$12.00	$11.86	$11.94	$12.32	$12.42
Total Return(c)	1.92	%(d)	6.05%	3.27%	2.23%	3.30%	2.95%
Net Assets End of Period/Year (000’s)	$162,747		$149,664	$164,070	$186,335	$211,847	$275,208
Ratios and Supplemental Data
Expenses to average net assets	0.60	%(e)	0.62%	0.62%	0.67%	0.72%	0.69%
Net investment income, to average net assets	3.78	%(e)	4.56%	4.41%	3.50%	3.19%	2.89%
Portfolio turnover rate	83	%(d)	170%	184%	92%	82%	124%

For a share outstanding throughout each period

	Period ended		Service Class Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$12.23		$12.09	$12.18	$12.53	$12.64	$12.58
Investment Operations
Net investment income(a)	0.22		0.52	0.51	0.41	0.37	0.38
Net realized and unrealized gain (loss)	—	(b)	0.16	(0.14)	(0.16)	(0.01)	(0.29)
Total operations	0.22		0.68	0.37	0.25	0.36	0.09
Distributions
From net investment income	—		(0.54)	(0.44)	(0.44)	(0.41)	(0.03)
From net realized gains	—		—	(0.02)	(0.16)	(0.06)	—
Total distributions	—		(0.54)	(0.46)	(0.60)	(0.47)	(0.03)
Net Asset Value
End of period/year	$12.45		$12.23	$12.09	$12.18	$12.53	$12.64
Total Return(c)	1.80	%(d)	5.78%	3.06%	1.98%	2.90%	0.68	%(d)
Net Assets End of Period/Year (000’s)	$111,887		$26,213	$8,572	$7,558	$5,250	$1,421
Ratios and Supplemental Data
Expenses to average net assets	0.85	%(e)	0.87%	0.87%	0.92%	0.97%	0.96	%(e)
Net investment income, to average net assets	3.49	%(e)	4.29%	4.27%	3.27%	2.97%	4.53	%(e)
Portfolio turnover rate	83	%(d)	170%	184%	92%	82%	124	%(d)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Rounds to less than $0.01.
(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(d)	Not annualized.
(e)	Annualized.

The notes to the financial statements are an integral part of this report.

7

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Transamerica U.S. Government Securities also changed its name to Transamerica U.S. Government Securities VP (the “Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short-term, interest-bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $87.

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. – (continued)

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent.  Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affiliates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Management, LLC (“TIM”) is an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2008:

	Net Assets	% of Net Assets

Transamerica Asset Allocation-Conservative VP	$8,971	3.27%

Total	$8,971	3.27%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following rate:

0.55% of average daily net assets

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.63% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008.  There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee.

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2. – (continued)

Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST.

The pro rata liability to the Fund of all deferred fees in the Plan amounted to $12 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, and is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $3. As of June 30, 2008, payments made to the Emeritus Plan were $5.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$118,100
U.S. Government	188,303
Proceeds from maturities and sales of securities:
Long-term	52,283
U.S. Government	149,020

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.  These differences are primarily due to differing treatment for items including, but not limited to, wash sales and capital loss carryover.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available Through
$3,973	December 31, 2014
$623	December 31, 2015

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

10

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica U.S. Government Securities VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was below the median for its peer universe for the past 1- and 3-year periods, and in line with the median for the past 5-year period.  The Board further noted that it would be monitoring performance closely.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe, but by a relatively small margin, and that the total expenses of the Fund were at the median for its peer group and below the median for its peer universe.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board considered the specific reasons for the absence of breakpoints, and concluded that the absence of breakpoints was acceptable under the circumstances.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

11

Transamerica Value Balanced VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$943.62	0.80%	$3.87
Hypothetical (b)	1,000.00	1,020.89	0.80	4.02

Service Class
Actual	1,000.00	942.62	1.05	5.07
Hypothetical (b)	1,000.00	1,019.64	1.05	5.27

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)       5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Asset Type

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by asset type of the Fund’s total investment.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (2.0%)
U.S. Treasury Bond
4.38%, due 02/15/2038	$1,250	$1,218
4.50%, due 02/15/2036	963	956
5.00%, due 05/15/2037	1,235	1,327
8.00%, due 11/15/2021	240	326
U.S. Treasury Note
4.50%, due 03/31/2009	3,000	3,048
Total U.S. Government Obligations (cost $6,814)		6,875

U.S. GOVERNMENT AGENCY OBLIGATIONS (12.7%)
Fannie Mae
4.72%, due 10/01/2035 *	2,448	2,464
5.00%, due 05/01/2018	861	860
5.50%, due 08/01/2017 – 07/01/2036	9,076	9,000
6.00%, due 01/01/2018 – 12/01/2037	10,922	11,067
Freddie Mac
4.00%, due 10/15/2029	2,424	2,395
4.25%, due 10/15/2026	2,813	2,820
4.82%, due 06/01/2035 *	2,045	2,069
5.00%, due 04/01/2018 – 11/15/2032	4,665	4,656
5.50%, due 09/01/2018 – 11/01/2018	2,000	2,028
5.52%, due 09/01/2037 *	2,638	2,679
6.00%, due 11/01/2033 – 12/01/2033	2,108	2,142
Ginnie Mae
6.00%, due 02/20/2034 – 08/20/2034	811	823
6.50%, due 10/15/2027	474	493
Total U.S. Government Agency Obligations (cost $43,625)		43,496

MORTGAGE-BACKED SECURITIES (2.0%)
American Tower Trust
Series 2007-1A, Class C-144A
5.62%, due 04/15/2037	1,090	947
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4
5.20%, due 12/11/2038	1,650	1,539
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, due 11/12/2041	1,720	1,621
SBA CMBS Trust
Series 2006-1A, Class A-144A
5.31%, due 11/15/2036	900	877
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4
5.57%, due 10/15/2048	1,649	1,578
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class H-144A
5.93%, due 06/15/2049	570	254
Total Mortgage-Backed Securities (cost $7,539)		6,816

ASSET-BACKED SECURITY (0.3%)
USAA Auto Owner Trust
Series 2008-2, Class A3
4.64%, due 10/15/2012	970	976
Total Asset-Backed Security (cost $970)		976

CORPORATE DEBT SECURITIES (12.6%)
Airlines (0.2%)
Delta Air Lines, Inc.
7.57%, due 11/18/2010	580	548
Automobiles (0.3%)
Daimler Finance North America LLC
8.00%, due 06/15/2010	1,000	1,063
Beverages (0.3%)
Diageo Capital PLC
5.75%, due 10/23/2017	1,025	1,012
Building Products (0.2%)
CRH PLC
5.30%, due 10/15/2013	650	605
Capital Markets (0.4%)
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	1,050	990
Morgan Stanley
6.63%, due 04/01/2018	560	531
Chemicals (0.3%)
PPG Industries, Inc.
5.75%, due 03/15/2013	1,100	1,118
Commercial Banks (1.2%)
Barclays Bank PLC -144A
7.70%, due 04/25/2018 Ž	870	887
General Electric Capital Corp.
4.80%, due 05/01/2013	930	911
ICICI Bank, Ltd. -144A
3.33%, due 01/12/2010 *	925	897
JPMorgan Chase Bank NA
6.00%, due 10/01/2017	1,000	971
PNC Bank NA
6.88%, due 04/01/2018	595	590
Consumer Finance (0.2%)
Discover Financial Services
3.32%, due 06/11/2010 *	947	810
Diversified Financial Services (1.1%)
Bank of America Corp.
5.75%, due 12/01/2017	875	822
Citigroup, Inc.
6.13%, due 05/15/2018	1,087	1,040

The notes to the financial statements are an integral part of this report.

2

	Principal	Value
Diversified Financial Services (continued)
Glencore Funding LLC -144A
6.00%, due 04/15/2014	$935	$893
ILFC E-Capital Trust II -144A
6.25%, due 12/21/2065 ▪	525	438
Pemex Finance, Ltd.
9.03%, due 02/15/2011	715	764
Energy Equipment & Services (0.2%)
Transocean, Inc.
6.80%, due 03/15/2038	655	670
Food & Staples Retailing (0.2%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	600	603
Food Products (0.7%)
Cargill, Inc. -144A
5.60%, due 09/15/2012	1,083	1,091
General Mills, Inc.
5.20%, due 03/17/2015	545	532
Michael Foods, Inc.
8.00%, due 11/15/2013	700	690
Hotels, Restaurants & Leisure (0.4%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015	700	595
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	773	778
Household Products (0.2%)
Kimberly-Clark Corp.
6.63%, due 08/01/2037	565	605
Independent Power Producers & Energy Traders (0.4%)
Empresa Nacional de Electricidad SA -Class B
8.50%, due 04/01/2009	1,300	1,336
Industrial Conglomerates (0.3%)
Hutchison Whampoa International, Ltd. -144A
5.45%, due 11/24/2010	1,010	1,018
Insurance (0.5%)
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 Ž ▪	650	553
Travelers Cos., Inc.
6.75%, due 06/20/2036	1,030	1,038
IT Services (0.1%)
Aramark Corp.
8.50%, due 02/01/2015	450	441
Machinery (0.2%)
Tyco Electronics Group SA
6.55%, due 10/01/2017	652	658
Media (0.8%)
Amfm, Inc.
8.00%, due 11/01/2008	1,275	1,294
News America Holdings, Inc.
7.75%, due 12/01/2045	610	651
Time Warner Cable, Inc.
6.75%, due 07/01/2018	950	956
Metals & Mining (0.4%)
Arcelormittal -144A
5.38%, due 06/01/2013	565	556
BHP Billiton Finance, Ltd.
5.13%, due 03/29/2012	1,000	997
Multiline Retail (0.3%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	500	494
Target Corp.
7.00%, due 01/15/2038	540	553
Oil, Gas & Consumable Fuels (0.8%)
Husky Oil, Ltd.
8.90%, due 08/15/2028 ▪	1,320	1,327
Petrobras International Finance Co.
5.88%, due 03/01/2018	630	606
PetroHawk Energy Corp.
9.13%, due 07/15/2013	720	738
Paper & Forest Products (0.4%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	1,240	1,331
Real Estate Investment Trusts (1.0%)
iStar Financial, Inc.
4.88%, due 01/15/2009	600	576
PPF Funding, Inc. -144A
5.35%, due 04/15/2012	1,800	1,745
Westfield Group -144A
5.40%, due 10/01/2012	1,155	1,132
Real Estate Management & Development (0.7%)
Duke Realty, LP
5.63%, due 08/15/2011	1,230	1,194
Post Apartment Homes, LP
6.30%, due 06/01/2013	1,247	1,193
Road & Rail (0.2%)
Hertz Corp.
8.88%, due 01/01/2014	650	595
Software (0.3%)
Oracle Corp.
5.75%, due 04/15/2018	881	880
Specialty Retail (0.1%)
Lowe’s Companies, Inc.
6.65%, due 09/15/2037	450	439
Wireless Telecommunication Services (0.2%)
Nextel Communications, Inc.
7.38%, due 08/01/2015	728	604
Total Corporate Debt Securities (cost $45,014)		43,359

The notes to the financial statements are an integral part of this report.

3

	Shares	Value
COMMON STOCKS (68.7%)
Capital Markets (4.2%)
AllianceBernstein Holding, LP	235,800	$12,894
Jefferies Group, Inc.	77,900	1,310
Commercial Banks (1.2%)
PNC Financial Services Group, Inc.	70,000	3,997
Diversified Financial Services (1.1%)
Bank of America Corp.	161,844	3,863
Electric Utilities (1.7%)
Dominion Resources, Inc.	90,000	4,274
Duke Energy Corp.	92,000	1,599
Energy Equipment & Services (4.4%)
Transocean, Inc.	47,489	7,237
Weatherford International, Ltd. ‡	158,000	7,835
Food Products (0.9%)
Kraft Foods, Inc. -Class A	110,723	3,150
Household Products (1.8%)
Colgate-Palmolive Co.	56,000	3,870
Kimberly-Clark Corp.	40,000	2,391
Industrial Conglomerates (3.9%)
General Electric Co.	165,000	4,404
McDermott International, Inc. ‡	145,000	8,974
IT Services (1.3%)
Fiserv, Inc. ‡	101,380	4,600
Life Sciences Tools & Services (1.4%)
Thermo Fisher Scientific, Inc. ‡	85,000	4,737
Marine (3.7%)
Genco Shipping & Trading, Ltd.	192,300	12,538
Media (1.6%)
Walt Disney Co.	175,000	5,460
Metals & Mining (5.6%)
Cia Vale do Rio Doce, ADR	246,000	8,812
Fording Canadian Coal Trust	110,000	10,517
Oil, Gas & Consumable Fuels (10.4%)
Anadarko Petroleum Corp.	85,000	6,361
BP PLC, ADR	68,315	4,753
Chesapeake Energy Corp.	120,000	7,915
Exxon Mobil Corp.	55,000	4,847
Valero Energy Corp.	105,000	4,324
XTO Energy, Inc.	110,000	7,536
Pharmaceuticals (7.9%)
Bristol-Myers Squibb Co.	545,000	11,189
Merck & Co., Inc.	228,200	8,601
Pfizer, Inc.	180,600	3,155
Schering-Plough Corp.	210,000	4,135
Real Estate Investment Trusts (2.2%)
Annaly Capital Management, Inc.	475,000	7,367
Road & Rail (1.8%)
Union Pacific Corp.	80,000	6,040
Software (4.1%)
Microsoft Corp.	508,700	13,994
Textiles, Apparel & Luxury Goods (1.5%)
Hanesbrands, Inc. ‡	191,200	5,189
Tobacco (5.1%)
Altria Group, Inc.	160,000	3,290
Lorillard, Inc. ‡	90,000	6,224
Philip Morris International, Inc.	160,000	7,902
Transportation Infrastructure (2.9%)
Aegean Marine Petroleum Network, Inc.	240,600	9,790
Total Common Stocks (cost $195,030)		235,074

	Principal
REPURCHASE AGREEMENT (2.2%)
State Street Repurchase Agreement  £ 1.05%, dated 06/30/2008 to be repurchased at $7,437 on 07/01/2008	$7,437	7,437
Total Repurchase Agreement (cost $7,437)		7,437

Total Investment Securities (cost $306,429) #		$344,033

The notes to the financial statements are an integral part of this report.

4

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of June 30, 2008.
▪	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of June 30, 2008.
	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
£

Repurchase agreement excluding collateral for securities on loan is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.88% and maturity date of 04/30/2010, respectively, and with a market value plus accrued interest of $7,587.

‡	Non-income producing security.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $306,429. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $52,633 and $15,029, respectively. Net unrealized appreciation for tax purposes is $37,604.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities aggregated to $11,288 or 3.30% of the Fund’s net assets.

LLC	Limited Liability Corporation
PLC	Public Limited Company
LP	Limited Partnership
ADR	American Depositary Receipts

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$235,074	$108,959	$—	$344,033

The notes to the financial statements are an integral part of this report.

5

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $306,429)	$344,033
Receivables:
Investment securities sold	58
Shares sold	66
Interest	1,078
Dividends	842
346,077
Liabilities:
Investment securities purchased	3,082
Accounts payable and accrued liabilities:
Shares redeemed	433
Management and advisory fees	222
Service fees	2
Administration fees	6
Printing and shareholder reports	94
Other	35
3,874
Net Assets	$342,203

Net Assets Consist of:
Capital Stock ($.01 par value)	$255
Additional paid-in capital	252,727
Undistributed net investment income	17,715
Undistributed net realized gain from investment securities	33,903
Net unrealized appreciation on:
Investment securities	37,604
Translation of assets and liabilities denominated in foreign currencies	(1)
Net Assets	$342,203
Net Assets by Class:
Initial Class	$335,062
Service Class	7,141
Shares Outstanding:
Initial Class	25,027
Service Class	518
Net Asset Value and Offering Price Per Share:
Initial Class	$13.39
Service Class	13.80

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $37)	$3,959
Interest	2,928
6,887

Expenses:
Management and advisory fees	1,336
Custody fees	33
Administration fees	36
Legal fees	5
Audit fees	9
Trustees fees	4
Service fees:
Service Class	8
Other	2
Total expenses	1,433

Net Investment Income	5,454

Net Realized Gain from:
Investment securities	5,129

Net Decrease in Unrealized Depreciation on:
Investment securities	(33,388)
Translation of assets and liabilities denominated in foreign currencies	(1)
(33,389)

Net Realized and Unrealized Loss	(28,260)

Net Decrease In Net Assets Resulting from Operations	$(22,806)

The notes to the financial statements are an integral part of this report.

6

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$5,454	$12,017
Net realized gain from investment securities	5,129	30,560
Change in net unrealized depreciation on investment securities	(33,389)	(13,892)
	(22,806)	28,685
Distributions to Shareholders:
From net investment income:
Initial Class	—	(10,590)
Service Class	—	(186)
	—	(10,776)
From net realized gains:
Initial Class	—	(6,513)
Service Class	—	(123)
	—	(6,636)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	5,175	12,437
Service Class	2,155	2,569
	7,330	15,006
Dividends and distributions reinvested:
Initial Class	—	17,103
Service Class	—	310
	—	17,413
Cost of shares redeemed:
Initial Class	(41,424)	(88,531)
Service Class	(2,013)	(2,105)
	(43,437)	(90,636)
Net decrease in net assets from capital share transactions	(36,107)	(58,217)
Net decrease in net assets	(58,913)	(46,944)

Net Assets:
Beginning of year	401,116	448,060
End of period/year	$342,203	$401,116
Undistributed Net Investment Income	$17,715	$12,261

Share Activity:
Shares issued:
Initial Class	378	875
Service Class	153	173
	531	1,048
Shares issued-reinvested from distributions:
Initial Class	—	1,244
Service Class	—	22
	—	1,266
Shares redeemed:
Initial Class	(3,095)	(6,176)
Service Class	(146)	(143)
	(3,241)	(6,319)
Net decrease in shares outstanding:
Initial Class	(2,717)	(4,057)
Service Class	7	52
	(2,710)	(4,005)

The notes to the financial statements are an integral part of this report.

7

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$14.19		$13.88	$12.88	$13.48	$12.41	$10.66
Investment Operations
Net investment income(a)	0.21		0.40	0.36	0.31	0.36	0.30
Net realized and unrealized gain (loss)	(1.01)		0.51	1.52	0.51	0.86	1.81
Total operations	(0.80)		0.91	1.88	0.82	1.22	2.11
Distributions
From net investment income	—		(0.37)	(0.35)	(0.36)	(0.15)	(0.36)
From net realized gains	—		(0.23)	(0.53)	(1.06)	—	—
Total distributions	—		(0.60)	(0.88)	(1.42)	(0.15)	(0.36)
Net Asset Value
End of period/year	$13.39		$14.19	$13.88	$12.88	$13.48	$12.41
Total Return(b)	(5.64	)%(c)	6.72%	15.27%	6.59%	9.96%	20.16%
Net Assets End of Period/Year (000’s)	$335,062		$393,632	$441,492	$462,906	$525,519	$249,184
Ratios and Supplemental Data
Expenses to average net assets	0.80	%(d)	0.83%	0.83%	0.85%	0.84%	0.82%
Net investment income, to average net assets	3.09	%(d)	2.79%	2.70%	2.34%	2.88%	2.68%
Portfolio turnover rate	23	%(c)	45%	41%	58%	98%	53%

For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$14.64		$14.31	$13.25	$13.86	$12.74	$11.08
Investment Operations
Net investment income(a)	0.19		0.37	0.34	0.28	0.37	0.18
Net realized and unrealized gain (loss)	(1.03)		0.54	1.57	0.52	0.87	1.52
Total operations	(0.84)		0.91	1.91	0.80	1.24	1.70
Distributions
From net investment income	—		(0.35)	(0.32)	(0.35)	(0.12)	(0.04)
From net realized gains	—		(0.23)	(0.53)	(1.06)	—	—
Total distributions	—		(0.58)	(0.85)	(1.41)	(0.12)	(0.04)
Net Asset Value
End of period/year	$13.80		$14.64	$14.31	$13.25	$13.86	$12.74
Total Return(b)	(5.74	)%(c)	6.46%	15.04%	6.21%	9.83%	15.40	%(c)
Net Assets End of Period/Year (000’s)	$7,141		$7,484	$6,568	$5,240	$3,711	$462
Ratios and Supplemental Data
Expenses to average net assets	1.05	%(d)	1.08%	1.08%	1.10%	1.10%	1.09	%(d)
Net investment income, to average net assets	2.79	%(d)	2.53%	2.45%	2.09%	2.81%	2.26	%(d)
Portfolio turnover rate	23	%(c)	45%	41%	58%	98%	53	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.

The notes to the financial statements are an integral part of this report.

8

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.        ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Transamerica Value Balanced also changed its name to Transamerica Value Balanced VP (the “Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

There were no recaptured commission amounts during the period ended June 30, 2008.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.–(continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.        RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE).

Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Management, LLC (“TIM”) is both an affiliate of the Fund and a sub-adviser of the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $500 million	0.75%
Over $500 million up to $1 billion	0.65%
Over $1 billion	0.60%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008.  There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

10

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.–(continued)

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses, or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $16 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, and is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $7. As of June 30, 2008, payments made related to the Emeritus Plan were $12.

The Emeritus Plan was terminated effective October 30, 2007. Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.        INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$63,727
U.S. Government	18,884
Proceeds from maturities and sales of securities:
Long-term	86,322
U.S. Government	31,745

NOTE 4.        FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, investment in partnership, REITs and capital loss carryforwards.

NOTE 5.        ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

11

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Value Balanced VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was in line with the median for its peer universe for the past 1-year period and above the median for the past 3- and 5-year periods.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were above the median for its peer group but slightly below the median for its peer universe.  The Trustees considered that fees were renegotiated in 2005.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

12

Transamerica Van Kampen Active International Allocation VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$906.18	1.03%	$4.88
Hypothetical (b)	1,000.00	1,019.74	1.03	5.17

Service Class
Actual	1,000.00	905.37	1.28	6.06
Hypothetical (b)	1,000.00	1,018.50	1.28	6.42

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK (0.0%)
Australia (0.0%)
Bbi Eps, Ltd., 8.91% *	230	$
Total Convertible Preferred Stock (cost $1)

PREFERRED STOCKS (1.3%)
Brazil (1.1%)
All America Latina Logistica SA, 0.42% *	10,200	131
Aracruz Celulose SA -Class B, 1.75% *	3,939	29
Banco Bradesco SA, 0.47% *	6,448	132
Banco Itau Holding Financeira SA, 0.43% *	5,531	113
Brasil Telecom Participacoes SA, 4.18% *	2,441	36
Centrais Eletricas Brasileiras SA -Class B, 4.56% *	1,196	20
Cia de Bebidas das Americas, 2.57% *	3,179	202
Cia Energetica de Minas Gerais, 2.20% *	1,594	39
Cia Vale do Rio Doce, 0.49% *	13,521	405
Contax Participacoes SA, 1.77% *	235	7
Embratel Participacoes SA, 2.30% *	2,528,870	23
Gerdau SA, 1.74% *	7,894	190
Klabin SA, 4.68% *	8,609	33
Petroleo Brasileiro SA, 0.07% *	24,340	707
Sadia SA, 0.33% *	23,533	168
Usinas Siderurgicas de Minas Gerais SA -Class A, 0.88% *	1,869	93
VIVO Participacoes SA, 2.39% *	7,929	51
Votorantim Celulose e Papel SA, 1.71% *	694	19
Germany (0.2%)
Henkel KGAA, 2.15% *	2,136	85
Porsche AG, 3.71% *	1,479	228
RWE AG, 5.18% *	416	42
Volkswagen AG, 1.98% *	1,090	158
Total Preferred Stocks (cost $2,101)		2,911

COMMON STOCKS (79.0%)
Australia (4.8%)
AGL Energy, Ltd.	5,365	74
Alumina, Ltd.	29,755	135
Amcor, Ltd.	23,105	112
AMP, Ltd.	15,002	96
Ansell, Ltd.	1,835	16
Apa Group	957	2
Asciano Group	2,862	10
Australia & New Zealand Banking Group, Ltd.	16,751	301
BHP Billiton, Ltd.	73,235	3,071
BlueScope Steel, Ltd.	20,883	227
Boral, Ltd.	15,307	83
Brambles, Ltd.	11,167	94
Caltex Australia, Ltd.	5,037	63
Coca-Cola Amatil, Ltd.	6,167	42
Commonwealth Bank of Australia	13,478	520
CSL, Ltd.	2,424	83
CSR, Ltd.	25,337	60
Fairfax Media, Ltd.	11,649	33
Foster’s Group, Ltd.	23,028	112
Insurance Australia Group, Ltd.	19,881	66
Leighton Holdings, Ltd.	2,026	99
Lend Lease Corp., Ltd.	5,605	51
Macquarie Group Ltd.	2,408	112
Macquarie Infrastructure Group	26,280	59
National Australia Bank, Ltd.	18,067	459
Newcrest Mining, Ltd.	8,522	240
OneSteel, Ltd.	14,572	104
Orica, Ltd.	7,489	211
Origin Energy, Ltd.	36,092	558
PaperlinX, Ltd.	11,828	19
QBE Insurance Group, Ltd.	7,831	168
Rio Tinto PLC	6,659	866
Santos, Ltd.	26,504	546
Sonic Healthcare, Ltd.	1,548	22
Stockland REIT	413	2
Suncorp-Metway, Ltd.	6,220	78
Tabcorp Holdings, Ltd.	4,577	43
Telstra Corp., Ltd.	24,350	99
Toll Holdings, Ltd.	2,937	17
Transurban Group ‡	8,674	35
Wesfarmers, Ltd.	1,722	62
Wesfarmers, Ltd.	4,448	159
Westpac Banking Corp.	19,060	366
Woodside Petroleum, Ltd.	14,974	970
Woolworths, Ltd.	11,826	277
Belgium (0.5%)
AGFA-Gevaert NV ‡	1,638	11
Bekaert SA ‡	84	13
Belgacom SA	1,764	76
Delhaize Group	605	41
Dexia SA	12,803	205
Fortis	11,396	182
InBev NV	1,637	114
KBC Groep NV	1,760	195
Solvay SA -Class A	848	111
UCB SA	1,637	61
Umicore ‡	1,805	89
Bermuda (0.5%)
Cheung Kong Infrastructure Holdings, Ltd.	7,000	30
China Water Affairs Group, Ltd. ‡	501,806	148
Chow Sang Sang Holding	14,000	14
Cosco Pacific, Ltd.	80,000	131
Esprit Holdings, Ltd.	8,900	92
Frontline, Ltd.	950	67
Kerry Properties, Ltd.	5,046	26
LI & Fung, Ltd.	61,614	186
NWS Holdings, Ltd.	43,967	115
Rexcapital Financial Holdings, Ltd. ‡	218,789	22
SeaDrill, Ltd.	3,700	113

The notes to the financial statements are an integral part of this report.

2

	Shares	Value
Bermuda (continued)
Shangri-La Asia, Ltd.	9,125	$21
Ship Finance International, Ltd.	511	15
YUE Yuen Industrial Holdings, Ltd.	7,000	17
Brazil (0.3%)
Banco Do Brasil SA	8,200	134
Cia Brasileira de Distribuicao Grupo PAO de Acucar ADR	350	15
Cia de Bebidas das Americas	671	40
Cia Siderurgica Nacional SA ‡	632	28
Empresa Brasileira de Aeronautica SA ‡	7,126	48
Lojas Renner SA	8,300	165
Perdigao SA ‡	4,900	134
Souza Cruz SA	1,273	37
Tele Norte Leste Participacoes SA	4,102	103
Unibanco - Uniao de Bancos Brasileiros SA GDR ‡	350	44
Cayman Islands (0.2%)
Chaoda Modern Agriculture	48,600	61
China Infrastructure Machinery Holdings, Ltd.	55,000	51
China Resources Land, Ltd.	36,000	50
Hopewell Highway Infrastructure, Ltd.	83,425	63
Hutchison Telecommunications International, Ltd. ‡	13,000	18
Kingboard Chemical Holdings, Ltd.	6,500	30
LI Ning Co., Ltd.	26,000	60
New World China Land, Ltd.	66,600	35
Prime Success International Group, Ltd.	91,900	51
Wasion Group, Ltd.	43,225	17
China (0.2%)
Anhui Expressway Co. -Class H	90,000	65
China Communications Construction Co., Ltd. -Class H	125,000	214
Zhejiang Expressway Co., Ltd. -Class H	78,000	60
Cyprus (0.0%)
Prosafe Production Public, Ltd. ‡	5,360	31
Prosafe Se	5,360	53
Denmark (0.6%)
Danske Bank A/S -Class R	11,584	335
DSV A/S	3,000	72
GN Store Nord ‡	8,266	40
NOVO Nordisk A/S -Class B ‡	6,972	457
Novozymes A/S	786	71
Vestas Wind Systems ‡	2,557	335
Egypt (0.1%)
Orascom Construction Industries	2,019	139
Orascom Hotels & Development ‡	4,100	43
Finland (1.3%)
Cargotec Corp. -Class B	646	23
Fortum OYJ	4,428	225
Kesko OYJ -Class B	2,710	88
Kone OYJ -Class B	2,729	96
Metso OYJ	7,495	342
Neste Oil OYJ	1,357	40
Nokia OYJ	62,681	1,530
Outokumpu OYJ	2,264	79
Rautaruukki OYJ	1,488	68
Sampo OYJ -Class A	4,259	108
Stora ENSO OYJ -Class R	9,824	92
Tietoenator OYJ	2,144	45
UPM-Kymmene OYJ	8,551	140
Uponor OYJ	495	7
Wartsila OYJ	885	56
France (7.5%)
Accor SA	3,853	258
Air Liquide	4,615	610
Alcatel-Lucent ‡	27,203	165
Alstom SA	6,150	1,421
Atos Origin	183	10
AXA SA	18,611	553
BNP Paribas	13,246	1,201
Bouygues	4,424	294
Capital Gemini SA	2,418	143
Carrefour SA	7,048	399
Casino Guichard Perrachon SA	949	108
Cie de Saint-Gobain	4,479	280
Cie Generale D’Optique Essilor International SA	2,382	146
CNP Assurances	1,156	131
Credit Agricole SA	4,756	97
Dassault Systemes SA	627	38
France Telecom SA	23,361	689
Groupe Danone	5,254	369
Hermes International	2,605	410
Imerys SA	521	38
Lafarge SA	2,773	425
Lagardere SCA	1,928	110
L’Oreal SA	1,866	202
LVMH Moet Hennessy Louis Vuitton SA	7,157	751
Michelin -Class B	1,068	77
Neopost SA	763	81
Pernod-Ricard SA	242	25
Peugeot SA	1,217	66
PPR SA	635	71
Publicis Groupe	938	30
Renault SA	1,252	103
Safran SA	814	16
Sanofi-Aventis SA	13,715	917
Schneider Electric SA	5,606	606
Societe BIC SA	377	20
Societe Generale	5,213	454
Societe Television Francaise	2,955	49
Sodexo	2,055	135
Suez SA	8,183	557
Technip SA	2,094	194
Thales SA	1,783	102

The notes to the financial statements are an integral part of this report.

3

	Shares	Value
France (continued)
Thomson ‡	2,434	$13
Total SA	39,322	3,358
Valeo SA	886	28
Vallourec	674	237
Veolia Environnement	6,792	381
Vinci SA	4,096	252
Vivendi	8,819	335
Zodiac SA	138	6
Germany (5.3%)
Adidas AG	3,139	198
Allianz SE	3,716	655
Altana AG	719	12
Arcandor AG ‡	927	11
BASF Se	10,632	734
Bayer AG	8,849	745
Beiersdorf AG	1,473	109
Celesio AG	2,174	79
Commerzbank AG	5,885	175
Continental AG	1,536	158
Daimler AG	9,468	586
Deutsche Bank AG	3,820	330
Deutsche Boerse AG	1,457	165
Deutsche Lufthansa AG	2,652	57
Deutsche Post AG	8,347	218
Deutsche Postbank AG	537	47
Deutsche Telekom AG	36,489	598
E.ON AG	8,342	1,684
Fresenius Medical Care AG	5,096	281
Heidelberger Druckmaschinen AG	615	13
Hochtief AG	734	75
HYPO Real Estate Holding AG	2,099	59
Infineon Technologies AG ‡	6,137	54
Linde AG	1,427	201
Man AG	1,997	222
Merck KGAA	747	106
Metro AG	3,458	221
Muenchener Rueckversicherungs AG	1,860	326
Puma AG	129	43
RWE AG	5,371	679
SAP AG	20,252	1,061
Siemens AG	10,410	1,157
Suedzucker AG	4,906	89
ThyssenKrupp AG	4,249	267
TUI AG	2,642	61
Volkswagen AG	1,818	525
Greece (0.5%)
Alpha Bank A.E.	8,665	262
EFG Eurobank Ergasias SA	4,892	116
National Bank of Greece SA	9,904	447
Opap SA	2,900	101
Piraeus Bank SA	8,450	230
Titan Cement Co. SA	900	36
Hong Kong (1.1%)
Agile Property Holdings, Ltd.	71,444	62
Bank of East Asia, Ltd.	15,405	84
BOC Hong Kong Holdings, Ltd.	34,000	90
Cathay Pacific Airways, Ltd.	10,000	19
Cheung Kong Holdings, Ltd.	14,000	189
China Overseas Land & Investment, Ltd.	52,000	82
China Resources Enterprise	30,000	86
China Travel International INV HK, Ltd.	190,000	51
CLP Holdings, Ltd.	16,003	137
Guangdong Investment, Ltd.	432,000	175
Hang Lung Properties, Ltd.	54,000	173
Hang Seng Bank, Ltd.	6,700	141
Harbin Power Equipment ‡	30,000	44
Henderson Land Development Co., Ltd.	7,000	44
Hong Kong & China Gas Co., Ltd.	43,571	104
Hong Kong Exchanges and Clearing, Ltd.	10,000	146
HongKong Electric Holdings	13,000	78
Hopewell Holdings, Ltd.	6,000	21
Hutchison Whampoa International, Ltd.	19,920	201
Hysan Development Co., Ltd.	8,535	23
Link REIT	16,152	37
MTR Corp.	14,098	44
New World Development, Ltd.	23,232	47
PCCW, Ltd.	35,220	21
Sino Land Co.	11,349	23
Sun Hung KAI Properties, Ltd.	19,500	265
Swire Pacific, Ltd.	8,500	87
Television Broadcasts, Ltd.	3,000	17
Wharf Holdings, Ltd.	12,016	50
Indonesia (0.2%)
Bank Central Asia TBK PT	957,000	257
Indocement Tunggal Prakarsa TBK PT	43,000	25
PT Astra International TBK	74,000	155
Japan (19.9%)
77 Bank, Ltd.	9,000	57
ACOM Co., Ltd.	440	14
Advantest Corp.	4,300	91
AEON Co., Ltd.	9,600	119
AEON Credit Service Co., Ltd.	500	6
Aiful Corp. ^	425	5
AIOI Insurance Co., Ltd.	1,000	5
Ajinomoto Co., Inc.	13,000	123
ALPS Electric Co., Ltd.	3,300	34
Amada Co., Ltd.	7,000	55
Asahi Breweries, Ltd.	6,600	123
Asahi Glass Co., Ltd.	24,000	291
Asahi Kasei Corp.	22,000	115
Asatsu-DK, Inc.	300	8
Astellas Pharma, Inc.	8,800	374
Bank of Kyoto, Ltd.	8,000	84
Bank of Yokohama, Ltd.	30,000	208

The notes to the financial statements are an integral part of this report.

4

	Shares	Value
Japan (continued)
Benesse Corp.	600	$24
Bridgestone Corp.	18,000	276
Canon, Inc.	18,550	955
Casio Computer Co., Ltd.	8,100	92
Central Japan Railway Co.	33	364
Chiba Bank, Ltd.	19,000	133
Chiyoda Corp.	5,000	54
Chubu Electric Power Co., Inc.	8,800	215
Chugai Pharmaceutical Co., Ltd.	5,302	85
Chuo Mitsui Trust Holdings, Inc.	16,000	95
Citizen Holdings Co., Ltd.	6,900	53
COMSYS Holdings Corp.	4,000	35
Credit Saison Co., Ltd.	1,500	32
CSK Holdings Corp.	1,500	30
DAI Nippon Printing Co., Ltd.	8,000	118
Daicel Chemical Industries, Ltd.	3,000	17
Daiichi Sankyo Co., Ltd.	12,056	333
Daikin Industries, Ltd.	3,700	187
Daito Trust Construction Co., Ltd.	3,100	151
Daiwa House Industry Co., Ltd.	18,000	169
Daiwa Securities Group, Inc.	35,000	322
Denki Kagaku Kogyo K K	7,000	26
Denso Corp.	13,000	448
Dic Corp.	12,000	35
Dowa Mining Co., Ltd.	9,000	66
East Japan Railway Co.	77	628
Ebara Corp. ‡	7,000	22
Eisai Co., Ltd.	4,300	152
Familymart Co., Ltd.	1,200	49
Fanuc, Ltd.	3,700	362
Fast Retailing Co., Ltd.	2,000	190
Fuji Electric Holdings Co., Ltd.	4,000	14
Fuji Soft, Inc.	900	16
Fujifilm Holdings Corp.	9,100	313
Fujikura, Ltd.	5,000	22
Fujitsu, Ltd.	34,000	253
Fukuoka Financial Group, Inc.	16,000	72
Furukawa Electric Co., Ltd.	14,000	61
Gunma Bank, Ltd.	1,000	7
Hachijuni Bank, Ltd.	1,000	6
Hirose Electric Co., Ltd.	600	60
Hiroshima Bank, Ltd.	1,000	4
Hitachi Construction Machinery Co., Ltd.	700	20
Hitachi, Ltd.	61,000	441
Hokuhoku Financial Group, Inc.	30,000	87
Honda Motor Co., Ltd.	31,100	1,059
Hoya Corp.	7,400	171
Ibiden Co., Ltd.	2,300	84
IHI Corp.	22,000	45
INPEX Holdings, Inc.	8	101
Isetan Mitsukoshi Holdings, Ltd. ‡	5,160	55
It Holdings Corp. ‡	800	16
ITOCHU Corp.	33,000	352
ITOCHU Techno-Solutions Corp.	700	23
J Front Retailing Co., Ltd.	7,000	37
Japan Airlines Corp. ‡	16,000	34
Japan Real Estate Investment Corp. -Class A REIT	13	137
Japan Retail Fund Investment Corp. -Class A REIT	9	52
Japan Tobacco, Inc.	88	376
JFE Holdings, Inc.	6,900	348
JGC Corp.	6,000	118
Joyo Bank, Ltd.	20,000	97
JS Group Corp.	4,400	70
JSR Corp.	2,800	56
Kajima Corp.	25,000	87
Kaneka Corp.	5,000	34
Kansai Electric Power Co., Inc.	16,900	396
KAO Corp.	13,000	342
Kawasaki Heavy Industries, Ltd.	22,000	59
Keihin Electric Express Railway Co., Ltd.	6,000	37
KEIO Corp.	2,000	10
Keyence Corp.	720	172
Kikkoman Corp.	3,000	37
Kintetsu Corp.	36,000	113
Kirin Holdings Co., Ltd.	19,000	297
Kobe Steel, Ltd.	38,000	109
Komatsu, Ltd.	21,400	598
Konami Corp.	2,300	80
Konica Minolta Holdings, Inc.	9,000	152
Kubota Corp.	32,000	230
Kuraray Co., Ltd.	6,500	78
Kurita Water Industries, Ltd.	1,300	48
Kyocera Corp.	3,000	283
Kyowa Hakko Kogyo Co., Ltd.	6,011	62
Kyushu Electric Power Co., Inc.	5,100	107
Lawson, Inc.	800	39
Leopalace21 Corp.	2,200	32
Mabuchi Motor Co., Ltd.	500	27
Marubeni Corp.	46,000	385
Marui Group Co., Ltd.	8,200	64
Matsui Securities Co., Ltd.	4,400	26
Matsushita Electric Industrial Co., Ltd.	42,000	907
Matsushita Electric Works, Ltd.	7,000	71
Meiji Seika Kaisha, Ltd.	3,000	13
Meitec Corp.	300	8
Minebea Co., Ltd.	8,000	46
Mitsubishi Chemical Holdings Corp.	15,500	90
Mitsubishi Corp.	28,700	948
Mitsubishi Electric Corp.	42,000	454
Mitsubishi Estate Co., Ltd.	21,000	481
Mitsubishi Heavy Industries, Ltd.	71,000	339
Mitsubishi Materials Corp.	35,000	150
Mitsubishi Rayon Co., Ltd.	9,000	28

The notes to the financial statements are an integral part of this report.

5

	Shares	Value
Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	171,708	$1,524
Mitsui & Co., Ltd.	34,000	752
Mitsui Chemicals, Inc.	8,000	39
Mitsui Fudosan Co., Ltd.	16,000	343
Mitsui Mining & Smelting Co., Ltd.	21,000	62
Mitsui O.S.K. Lines, Ltd.	2,000	29
Mitsui Sumitomo Insurance Group Holdings, Inc. ‡	9,100	314
Mizuho Financial Group, Inc.	198	926
Murata Manufacturing Co., Ltd.	3,600	170
NEC Corp.	38,000	199
NEC Electronics Corp. ‡	1,100	27
NGK Insulators, Ltd.	8,000	156
NGK Spark Plug Co., Ltd.	5,000	57
Nidec Corp.	2,100	140
Nikon Corp.	6,000	175
Nintendo Co., Ltd.	1,500	848
Nippon Building Fund, Inc. -Class A REIT	13	153
Nippon Electric Glass Co., Ltd.	6,000	104
Nippon Express Co., Ltd.	19,000	91
Nippon Meat Packers, Inc.	3,000	41
Nippon Mining Holdings, Inc.	11,500	72
Nippon Oil Corp.	32,000	215
Nippon Paper Group, Inc.	52	142
Nippon Sheet Glass Co., Ltd.	8,000	40
Nippon Steel Corp.	93,000	504
Nippon Telegraph & Telephone Corp.	54	265
Nippon Yusen Kabushiki Kaisha	22,000	212
Nipponkoa Insurance Co., Ltd.	1,000	9
Nishi-Nippon City Bank, Ltd.	9,000	27
Nissan Chemical Industries, Ltd.	3,000	37
Nissan Motor Co., Ltd.	45,500	376
Nisshin Seifun Group, Inc.	5,500	69
Nissin Food Products Co., Ltd.	1,600	54
Nitto Denko Corp.	4,500	173
Nomura Holdings, Inc.	50,800	754
Nomura Real Estate Office Fund, Inc. -Class A REIT	1	8
Nomura Research Institute, Ltd.	2,400	56
NSK, Ltd.	14,000	123
NTN Corp.	10,000	67
NTT Data Corp.	26	102
NTT DoCoMo, Inc.	78	115
Obayashi Corp.	20,000	91
OBIC Co., Ltd.	170	29
OJI Paper Co., Ltd.	21,000	99
Oki Electric Industry Co., Ltd. ‡	12,000	18
Okumura Corp.	5,000	20
Olympus Corp.	3,000	102
Omron Corp.	4,200	90
Onward Kashiyama Co., Ltd.	3,000	32
Oracle Corp.	1,000	41
Oriental Land Co., Ltd.	1,400	84
ORIX Corp.	220	32
Osaka Gas Co., Ltd.	41,000	150
Pioneer Corp.	3,100	25
Promise Co., Ltd.	800	22
Resona Holdings, Inc.	105	161
Ricoh Co., Ltd.	11,000	199
ROHM Co., Ltd.	3,200	184
Sanken Electric Co., Ltd.	3,000	18
Sanyo Electric Co., Ltd. ‡	36,000	84
Sapporo Hokuyo Holdings, Inc.	1	7
SBI Holdings, Inc.	22	5
SBI Securities Co., Ltd.	46	36
Secom Co., Ltd.	2,800	136
Seiko Epson Corp.	2,200	61
Sekisui Chemical Co., Ltd.	7,000	48
Sekisui House, Ltd.	20,000	187
Seven & I Holdings Co., Ltd.	14,060	402
Sharp Corp.	18,000	294
Shimachu Co., Ltd.	1,200	29
Shimamura Co., Ltd.	500	31
Shimano, Inc.	1,700	85
Shimizu Corp.	20,000	95
Shin-Etsu Chemical Co., Ltd.	7,500	466
Shinko Securities Co., Ltd.	14,000	41
Shinsei Bank, Ltd.	25,000	86
Shionogi & Co., Ltd.	6,000	119
Shiseido Co., Ltd.	6,000	138
Shizuoka Bank, Ltd.	16,000	164
Showa Denko KK	12,000	32
Showa Shell Sekiyu KK	1,700	19
SMC Corp.	1,300	143
Softbank Corp.	17,900	302
Sompo Japan Insurance, Inc.	20,000	188
Sony Corp.	14,400	630
Sony Financial Holdings, Inc.	2	8
Stanley Electric Co., Ltd.	1,000	24
Sumitomo Chemical Co., Ltd.	26,000	164
Sumitomo Corp.	21,600	284
Sumitomo Electric Industries, Ltd.	13,700	174
Sumitomo Heavy Industries, Ltd.	8,000	54
Sumitomo Metal Industries, Ltd.	53,000	233
Sumitomo Metal Mining Co., Ltd.	20,000	307
Sumitomo Mitsui Financial Group, Inc.	125	942
Sumitomo Realty & Development Co., Ltd.	7,000	139
Sumitomo Trust & Banking Co., Ltd.	33,000	231
T&D Holdings, Inc.	5,350	330
Taiheiyo Cement Corp.	12,000	24
Taisei Corp.	25,000	60
Taisho Pharmaceutical Co., Ltd.	2,911	54
Taiyo Yuden Co., Ltd.	1,000	10
Takashimaya Co., Ltd.	8,000	73

The notes to the financial statements are an integral part of this report.

6

	Shares	Value
Japan (continued)
Takeda Pharmaceutical Co., Ltd.	14,600	$744
Takefuji Corp.	990	14
TDK Corp.	2,300	138
Teijin, Ltd.	17,000	58
Terumo Corp.	4,100	210
THK Co., Ltd.	800	16
Tobu Railway Co., Ltd.	21,000	100
Toho Co., Ltd.	800	16
Tohoku Electric Power Co., Inc.	8,100	176
Tokio Marine Holdings, Inc.	17,348	677
Tokyo Broadcasting System, Inc.	2,100	40
Tokyo Electric Power Co., Inc.	26,900	693
Tokyo Electron, Ltd.	4,500	260
Tokyo Gas Co., Ltd.	45,000	182
Tokyo Tatemono Co., Ltd.	6,000	39
Tokyu Corp.	23,000	120
Tokyu Land Corp.	1,000	6
TonenGeneral Sekiyu KK	8,000	73
Toppan Printing Co., Ltd.	8,000	88
Toray Industries, Inc.	22,000	118
Toshiba Corp.	51,000	377
Tosoh Corp.	8,000	33
Toto, Ltd.	10,000	71
Toyo Seikan Kaisha, Ltd.	3,100	55
Toyota Industries Corp.	1,900	61
Toyota Motor Corp.	50,300	2,377
Trend Micro, Inc.	2,000	66
Uni-Charm Corp.	400	28
UNY Co., Ltd.	1,000	10
Ushio, Inc.	1,000	16
West Japan Railway Co.	4	20
Yahoo! Japan Corp.	328	127
Yamada Denki Co., Ltd.	2,160	154
Yamaha Corp.	1,900	37
Yamaha Motor Co., Ltd.	700	13
Yamato Holdings Co., Ltd.	5,000	70
Yamazaki Baking Co., Ltd.	1,000	11
Yokogawa Electric Corp.	4,100	38
Jersey, C.I. (0.0%)
Experian Group, Ltd.	7,320	54
United Business Media, Ltd.	3,359	37
Korea, Republic of (0.0%)
Doosan Heavy Industries And Construction Co., Ltd.	580	55
Luxembourg (0.7%)
Acergy SA	4,000	90
Acrelormittal	14,021	1,387
Malaysia (0.1%)
IJM Corp. Berhad	95,700	161
Mexico (0.2%)
Corp. Geo SAB de CV Series B, Class B ‡	22,900	77
Desarrolladora Homex SAB de CV ADR ‡	2,100	123
URBI Desarrollos Urbanos SA de CV ‡	11,600	40
Wal-Mart de Mexico SAB de CV Series V, Class V	47,305	188
Netherlands (3.3%)
AKZO Nobel NV	3,688	254
ASML Holding NV ‡	7,867	194
European Aeronautic Defense and Space Co.	4,181	79
Fugro NV	1,182	101
Heineken NV	14,633	747
ING Groep NV	14,729	470
James Hardie Industries NV	12,239	50
Koninklijke DSM NV	2,160	127
Koninklijke KPN NV	27,721	476
Koninklijke Philips Electronics NV	16,065	547
OCE NV	1,999	25
Qiagen NV ‡	1,585	32
Reed Elsevier NV	8,103	137
Royal Dutch Shell PLC	62,892	2,582
SBM Offshore NV	3,009	111
STMicroelectronics NV	12,420	129
TNT NV	11,732	402
Unilever NV	30,321	861
Wolters Kluwer NV	5,286	124
New Zealand (0.0%)
Telecom Corp. of New Zealand, Ltd.	4,768	13
Norway (1.3%)
Aker Kvaerner ASA	3,400	80
DNB NOR ASA	5,351	68
Norsk Hydro ASA	12,940	189
Ocean RIG ASA ‡	12,479	111
Orkla ASA	12,390	159
Statoil ASA	37,537	1,400
Tandberg ASA	3,196	52
Telenor ASA	11,500	216
Yara International ASA	6,641	588
Philippines (0.1%)
Ayala Corp.	2,414	14
Ayala Land, Inc.	820,460	175
Poland (0.5%)
Agora SA	1,257	20
Asseco Poland SA ‡	691	18
Bank Bph SA ‡	319	11
Bank Pekao SA	3,729	288
Bank Zachodni WBK SA	877	56
Grupa Kety SA ‡	43	2
KGHM Polska Miedz SA ‡	2,867	135
Polski Koncern Naftowy Orlen ‡	10,198	164
Powszechna Kasa Oszczednosci Bank Polski SA	12,748	275
Telekomunikacja Polska SA	23,583	229
Portugal (0.1%)
Banco Comercial Portugues SA	32,145	69

The notes to the financial statements are an integral part of this report.

7

	Shares	Value
Portugal (continued)
Brisa -Class V	5,252	$61
Energias de Portugal SA	548	3
Portugal Telecom SGPS SA	10,587	120
Zon Multimedia SGPS SA ‡	5,032	42
Russian Federation (1.1%)
Gazprom OAO ADR	3,735	218
LUKOIL ADR	2,609	262
MMC Norilsk Nickel ADR	8,407	212
Mobile Telesystems OJSC ADR	3,900	299
Novolipetsk Steel OJSC GDR	2,900	164
OAO Gazprom, ADR	4,737	275
Polyus Gold Co. ADR	1,600	46
Severstal GDR	5,600	145
Surgutneftegaz, ADR	16,000	96
Surgutneftegaz, ADR	6,000	67
Tatneft GDR	832	125
Unified Energy System OAO GDR ‡	648	65
Vimpel-Communications ADR	10,000	297
Wimm-Bill-Dann Foods OJSC ADR ‡	1,600	168
Singapore (2.1%)
Ascendas REIT ‡	39,000	63
Capitaland, Ltd.	44,000	185
CapitaMall Trust REIT ‡	31,800	70
City Developments, Ltd.	19,484	156
ComfortDelgro Corp., Ltd.	69,598	77
Cosco Corp. Singapore, Ltd.	31,000	73
DBS Group Holdings, Ltd.	39,788	552
Fraser and Neave, Ltd.	42,000	140
Jardine Cycle & Carriage, Ltd.	5,013	63
Keppel Corp., Ltd.	40,000	328
Keppel Land, Ltd.	14,000	51
K-REIT Asia REIT ‡	2,600	3
Neptune Orient Lines, Ltd.	24,000	57
Oversea-Chinese Banking Corp.	89,568	539
Parkway Holdings, Ltd.	23,000	39
Raffles Education Corp., Ltd.	12,972	11
SembCorp Industries, Ltd.	31,617	97
SembCorp Marine, Ltd.	29,400	87
Singapore Airlines, Ltd.	19,269	208
Singapore Exchange, Ltd.	27,713	141
Singapore Land, Ltd.	8,000	37
Singapore Post, Ltd.	56,000	45
Singapore Press Holdings, Ltd.	55,622	174
Singapore Technologies Engineering, Ltd.	49,184	100
Singapore Telecommunications, Ltd.	259,482	691
United Overseas Bank, Ltd.	41,219	565
Uol Group, Ltd.	22,651	57
Venture Corp., Ltd.	9,879	71
South Africa (0.0%)
Mondi, Ltd.	3,762	23
Spain (2.6%)
Antena 3 de Television SA	1,622	13
Banco Bilbao Vizcaya Argentaria SA	49,042	940
Banco Popular Espanol SA ^	13,565	188
Banco Santander SA	85,365	1,570
Iberdrola SA	16,544	222
Inditex SA	2,351	108
Indra Sistemas SA	1,323	34
Repsol YPF SA	11,196	442
Telefonica SA	87,450	2,326
Sweden (1.7%)
Alfa Laval AB	1,200	19
ASSA Abloy AB -Class B	5,145	75
Atlas Copco AB -Class A	11,438	169
Atlas Copco AB -Class B	7,300	97
Electrolux AB Series B, Class B	2,840	36
Eniro AB	2,049	8
Getinge AB -Class B	4,049	99
Hennes & Mauritz AB -Class B	4,530	246
Holmen AB -Class B	850	25
Husqvarna AB -Class B	2,840	25
Lundin Petroleum AB ‡	8,448	125
Modern Times Group AB -Class B ^	1,151	68
Nordea Bank AB	37,713	521
Sandvik AB	17,155	235
Skandinaviska Enskilda Banken AB -Class A	6,367	119
Skanska AB -Class B	5,942	85
SSAB Svenskt Stal AB Series A, Class A	3,000	97
Svenska Cellulosa AB -Class B	9,300	132
Svenska Handelsbanken AB -Class A	10,661	254
Swedish Match AB	5,766	118
Tele2 AB -Class B	1,950	38
Telefonaktiebolaget LM Ericsson -Class B	64,341	672
TeliaSonera AB	23,635	175
Volvo AB -Class A, ADR	7,845	93
Volvo AB -Class B	16,910	208
Switzerland (6.3%)
ABB, Ltd., ADR ‡	11,600	328
ABB, Ltd. ‡	38,980	1,112
Ciba Holding AG	1,038	30
Compagnie Financiere Richemont SA -Class A	18,945	1,058
Credit Suisse Group AG	13,413	618
Geberit AG	623	92
Givaudan SA	93	83
Holcim, Ltd.	3,092	251
Kudelski SA	690	9
Logitech International SA ‡	3,894	105
Lonza Group AG	597	83
Nestle SA	88,480	4,010
Nobel Biocare Holding AG ‡	4,555	149
Novartis AG	30,706	1,696

The notes to the financial statements are an integral part of this report.

8

	Shares	Value
Switzerland (continued)
OC Oerlikon Corp. AG ‡	116	$32
Roche Holding AG	9,234	1,668
Schindler Holding AG	1,490	111
Straumann Holding AG	390	94
Swatch Group AG	2,122	532
Swatch Group AG	888	42
Swiss Reinsurance	7,020	469
Swisscom AG	299	100
Syngenta AG	2,262	738
UBS AG	24,006	505
Zurich Financial Services AG	899	231
Turkey (0.0%)
Anadolu AS	424	4
Ford Otomotiv Sanayi AS	1,617	12
Is Gayrimenkul Yatirim Ortakligi As REIT	514	♦
Trakya CAM Sanayi As ‡	14,035	15
United Kingdom (15.8%)
3i Group PLC	4,607	76
AMEC PLC	4,719	84
Anglo American PLC	28,051	1,968
Arm Holdings PLC	24,470	42
Arriva PLC	1,921	26
AstraZeneca PLC	26,399	1,125
Aviva PLC	46,006	459
BAE Systems PLC	56,208	495
Balfour Beatty PLC	9,225	78
Barclays Bank PLC	71,111	413
Barratt Developments PLC	2,360	3
BBA Aviation PLC	7,008	18
Berkeley Group Holdings PLC ‡	1,109	15
BG Group PLC	56,375	1,466
BHP Billiton, Ltd.	45,451	1,737
BP PLC	279,819	3,248
British Airways PLC	8,169	35
British American Tobacco PLC	26,450	915
British Sky Broadcasting Group PLC	25,835	243
BT Group PLC -Class A	137,941	549
Bunzl PLC	6,775	88
Burberry Group PLC	12,006	108
Cadbury PLC	16,462	207
Capital Group PLC	2,000	27
Carnival Corp.	3,342	107
Centrica PLC	36,480	225
Close Brothers Group PLC	2,632	29
Cobham PLC	19,705	78
Compass Group PLC	40,407	305
CSR PLC ‡	2,347	12
Daily Mail & General Trust	4,130	26
Diageo PLC	42,229	777
DSG International PLC	18,341	16
Electrocomponents PLC	8,861	26
Enterprise Inns PLC	13,734	111
FirstGroup PLC	6,306	65
Friends Provident PLC	34,260	70
GKN PLC	6,509	29
GlaxoSmithKline PLC	90,338	2,001
Group 4 Securicor PLC	3,563	14
Hays PLC	4,978	9
HBOS PLC	42,570	234
Home Retail Group PLC	7,805	34
HSBC Holdings PLC	115,323	1,780
ICAP PLC	1,517	16
IMI PLC	7,386	64
Imperial Tobacco Group PLC	12,173	453
Intercontinental Hotels Group PLC	6,680	89
International Power PLC	4,604	40
Invensys PLC ‡	1,777	9
J Sainsbury PLC	17,056	108
Johnson Matthey PLC	2,820	104
KESA Electricals PLC	2,470	8
Kingfisher PLC	11,088	25
Ladbrokes PLC	10,893	56
Legal & General Group PLC	117,823	235
Lloyds TSB Group PLC	71,115	440
Logica PLC	15,691	34
London Stock Exchange Group PLC	858	13
Man Group PLC	14,481	180
Marks & Spencer Group PLC	15,040	98
Meggitt PLC	7,991	34
Misys PLC	7,450	22
Mondi PLC	9,407	56
National Express Group PLC	1,908	36
National Grid PLC	46,428	610
Next PLC	2,340	45
Pearson PLC	9,935	121
Persimmon PLC	2,486	16
Prudential PLC	33,784	358
Punch Taverns PLC	4,892	30
Reckitt Benckiser Group PLC	14,980	759
Reed Elsevier PLC	13,597	156
Rentokil Initial PLC	5,658	11
Rexam PLC	8,365	65
Rio Tinto PLC	20,850	2,493
Rolls-Royce Group PLC ‡	32,058	218
Royal Bank of Scotland PLC	175,143	749
Royal Dutch Shell PLC -Class B	43,934	1,766
Sabmiller PLC	4,192	96
Sage Group PLC	22,155	92
Schroders PLC	1,420	26
Scottish & Southern Energy PLC	14,577	407
Serco Group PLC	1,448	13
Severn Trent PLC	4,776	122
Signet Group PLC	14,749	15
Smith & Nephew PLC	15,973	176
Smiths Group PLC	6,356	137

The notes to the financial statements are an integral part of this report.

9

	Shares	Value
United Kingdom (continued)
Stagecoach Group PLC	4,640	$26
Tate & Lyle PLC	8,917	71
Taylor Wimpey PLC	11,144	14
Tesco PLC	97,818	719
Thomson Reuters PLC	2,948	79
Tomkins PLC	16,467	49
Unilever PLC	16,952	482
United Utilities PLC	2,726	37
Vodafone Group PLC	857,729	2,546
Whitbread PLC	3,796	93
William Hill PLC	7,914	50
Wolseley PLC	10,120	76
WPP Group PLC	31,203	301
Xstrata PLC	13,871	1,111
Yell Group PLC	8,382	12
United States (0.1%)
Dr Pepper Snapple Group, Inc. ‡	1	♦
Synthes, Inc. ‡	1,925	266
Total Common Stocks (cost $147,132)		177,826

	Principal
REPURCHASE AGREEMENT (8.8%)
United States (8.8%)
State Street Repurchase Agreement

Total Repurchase Agreement (cost $19,777)		19,777
1.05%, dated 06/30/2008 to be repurchased at $19,778 on 07/01/2008 à #	$19,777	19,777

	Shares
RIGHTS (0.1%)
Japan (0.0%)
Dowa Holdings Co Ltd. à°	10,000	♦
United Kingdom (0.1%)
Barclays Bank PLC à	15,238	85
HBOS PLC	17,028	4
Total Rights (cost $0)		89

SECURITIES LENDING COLLATERAL (0.1%)
State Street Navigator Securities Lending Trust – Prime Portfolio, 2.66% à *	228	228
Total Securities Lending Collateral (cost $228)		228

Total Investment Securities (cost $169,239) #		$200,831

FUTURES CONTRACTS:      £

	Contracts (•)	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
CAC40 10 Euro	32	07/18/2008	$2,240	$(129)
DAX Index	4	09/19/2008	1,021	(65)
DJ Stoxx Euro	133	09/20/2008	7,083	(394)
FTSE 100 Index	5	09/19/2008	562	(28)
Hang Seng Index	21	07/30/2008	2,979	(92)
IBEX 35 Index	10	07/18/2008	1,883	(118)
MSCI SING IX ETS	25	07/28/2008	1,319	(23)
MSCI Taiwan Index	53	07/30/2008	1,524	(59)
SPI 200 Index	19	09/18/2008	2,367	(77)
TOPIX Index	50	09/11/2008	6,219	(571)
			$27,197	$(1,556)

The notes to the financial statements are an integral part of this report.

10

FORWARD FOREIGN CURRENCY CONTRACTS:   ±

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Australian Dollar	1,602	09/11/2008	$1,496	$27
Euro	12,056	09/11/2008	18,566	361
Hong Kong Dollar	(28,102)	09/11/2008	(3,606)	(3)
Japanese Yen	204,257	09/11/2008	1,917	17
Japanese Yen	(500,686)	09/11/2008	(4,692)	(50)
Swiss Franc	888	09/11/2008	853	20
British Pound Sterling	(1,628)	09/11/2008	(3,159)	(64)
			$11,375	$308

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	10.6%	$21,288
Oil, Gas & Consumable Fuels	9.5%	19,039
Metals & Mining	8.6%	17,240
Pharmaceuticals	5.3%	10,697
Food Products	3.5%	6,968
Diversified Telecommunication Services	3.4%	6,844
Automobiles	2.8%	5,658
Chemicals	2.8%	5,562
Insurance	2.8%	5,534
Electrical Equipment	2.3%	4,672
Machinery	2.3%	4,585
Electric Utilities	2.2%	4,497
Wireless Telecommunication Services	1.8%	3,628
Real Estate Management & Development	1.6%	3,248
Textiles, Apparel & Luxury Goods	1.6%	3,242
Trading Companies & Distributors	1.6%	3,219
Capital Markets	1.5%	3,077
Food & Staples Retailing	1.5%	3,003
Industrial Conglomerates	1.5%	2,990
Household Durables	1.3%	2,628
Multi-Utilities	1.3%	2,606
Beverages	1.3%	2,579
Electronic Equipment & Instruments	1.2%	2,499
Communications Equipment	1.2%	2,419
Software	1.1%	2,283
Media	1.1%	2,198
Construction & Engineering	1.0%	2,013
Road & Rail	1.0%	1,970
Tobacco	0.9%	1,900
Hotels, Restaurants & Leisure	0.8%	1,661
Office Electronics	0.7%	1,412
Health Care Equipment & Supplies	0.6%	1,297
Household Products	0.6%	1,214
Aerospace & Defense	0.6%	1,175
Auto Components	0.6%	1,158
Building Products	0.6%	1,128
Semiconductors & Semiconductor Equipment	0.5%	1,043
Computers & Peripherals	0.5%	995

The notes to the financial statements are an integral part of this report.

11

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY (continued):
Energy Equipment & Services	0.5%	$967
Diversified Financial Services	0.5%	949
Construction Materials	0.5%	933
Specialty Retail	0.5%	928
Paper & Forest Products	0.4%	776
Air Freight & Logistics	0.4%	752
Multiline Retail	0.3%	619
Commercial Services & Supplies	0.3%	600
Real Estate Investment Trusts	0.3%	526
IT Services	0.3%	521
Transportation Infrastructure	0.2%	492
Personal Products	0.2%	448
Water Utilities	0.2%	445
Gas Utilities	0.2%	438
Health Care Providers & Services	0.2%	421
Leisure Equipment & Products	0.2%	358
Airlines	0.2%	353
Marine	0.1%	298
Containers & Packaging	0.1%	264
Internet Software & Services	0.1%	127
Consumer Finance	0.1%	124
Life Sciences Tools & Services	0.1%	115
Biotechnology	0.0%	83
Independent Power Producers & Energy Traders	0.0%	40
Diversified Consumer Services	0.0%	35
Internet & Catalog Retail	0.0%	34
Health Care Technology	0.0%	11
Investment Securities, at value	90.0%	180,826
Short-Term Investments	10.0%	20,005
Total Investments	100.0%	$200,831

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $217.
*	Interest rate shown reflects the yield at June 30, 2008.

Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.88% and maturity date of 04/30/2010, respectively, and with a market value plus accrued interest of $20,175.

State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
Securities valued as determined in good faith in accordance with procedures established by the Trust’s Board of Trustees.
‡	Non-income producing security.
•	Contract amounts are not in thousands.
Value is less than $1.
±	Substantially all of the Fund’s securities are pledged as collateral by the custodian for the listed open currency contracts written by the Fund.
£	Cash in the amount of $6,147 is segregated with the custodian to cover margin requirements for open futures contracts.
#

Aggregate cost for federal income tax purposes is $169,239. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $43,888 and $12,296, respectively. Net unrealized appreciation for tax purposes is $31,592.

DEFINITIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
PLC	Public Limited Company

The notes to the financial statements are an integral part of this report.

12

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities			Other Financial Instruments*
Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Total Investments in Securities
$180,826	$20,005	$—	$—	$(1,248)	$—	$200,831

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

13

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $169,239) (including securities loaned of $217)	$200,831
Cash on deposit with broker	6,147
Foreign currency (cost $21,047)	21,255
Receivables:
Investment securities sold	154
Shares sold	73
Interest	2
Income from loaned securities	9
Dividends	401
Dividend reclaims	138
Unrealized appreciation on forward foreign currency contracts	425
229,435
Liabilities:
Investment securities purchased	45
Accounts payable and accrued liabilities:
Shares redeemed	148
Management and advisory fees	169
Service fees	3
Deferred foreign taxes	13
Administration fees	4
Printing and shareholder reports	36
Payable for collateral for securities on loan	228
Unrealized depreciation on forward foreign currency contracts	117
Variation margin	3,623
Other	56
4,442
Net Assets	$224,993

Net Assets Consist of:
Capital Stock ($.01 par value)	$145
Additional paid-in capital	152,517
Undistributed net investment income	9,232
Undistributed net realized gain from investment securities, futures, and foreign currency transactions	32,544
Net unrealized appreciation on:
Investment securities	31,578
Futures contracts	(1,556)
Translation of assets and liabilities denominated in foreign currencies	533
Net Assets	$224,993

Net Assets by Class:
Initial Class	$208,860
Service Class	16,133
Shares Outstanding:
Initial Class	13,433
Service Class	1,041
Net Asset Value and Offering Price Per Share:
Initial Class	$15.55
Service Class	15.50

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $413)	$4,125
Interest	173
Income from loaned securities-net	64
4,362

Expenses:
Management and advisory fees	1,006
Printing and shareholder reports	3
Custody fees	170
Administration fees	24
Legal fees	3
Audit fees	13
Trustees fees	3
Service fees:
Service Class	21
Other	1
Total expenses	1,244

Net Investment Income	3,118

Net Realized Gain from:
Investment securities (net of foreign capital gains tax of $58)	9,663
Futures contracts	(3,570)
Foreign currency transactions	1,017
7,110

Net Decrease in Unrealized Depreciation on:
Investment securities (Net of foreign capital gains tax of $14)	(33,182)
Futures contracts	(2,128)
Translation of assets and liabilities denominated in foreign currencies	564
(34,746)

Net Realized and Unrealized Loss	(27,636)

Net Decrease In Net Assets Resulting from Operations	$(24,518)

The notes to the financial statements are an integral part of this report.

14

STATEMENT OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$3,118	$4,542
Net realized gain from investment securities, futures contracts, and foreign currency transactions	7,110	30,088
Change in net unrealized depreciation on investment securities, futures contracts, and foreign currency translation	(34,746)	1,918
	(24,518)	36,548
Distributions to Shareholders:
From net investment income:
Initial Class	—	(6,827)
Service Class	—	(419)
	—	(7,246)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	13,193	37,967
Service Class	3,131	8,804
	16,324	46,771
Dividends and distributions reinvested:
Initial Class	—	6,827
Service Class	—	419
	—	7,246
Cost of shares redeemed:
Initial Class	(28,664)	(55,895)
Service Class	(3,291)	(5,067)
	(31,955)	(60,962)
Net decrease in net assets from capital share transactions	(15,631)	(6,945)
Net increase (decrease) in net assets	(40,149)	22,357

Net Assets:
Beginning of year	265,142	242,785
End of period/year	$224,993	$265,142
Undistributed Net Investment Income	$9,232	$6,114

Share Activity:
Shares issued:
Initial Class	828	2,275
Service Class	200	530
	1,028	2,805
Shares issued-reinvested from distributions:
Initial Class	—	436
Service Class	—	27
	—	463
Shares redeemed:
Initial Class	(1,799)	(3,386)
Service Class	(209)	(302)
	(2,008)	(3,688)
Net increase (decrease) in shares outstanding:
Initial Class	(971)	(675)
Service Class	(9)	255
	(980)	(420)

The notes to the financial statements are an integral part of this report.

15

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

	Period ended		Initial Class Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$17.16		$15.29	$12.42	$11.30	$9.98	$7.59
Investment Operations
Net investment income(a)	0.21		0.29	0.25	0.18	0.11	0.10
Net realized and unrealized gain (loss)	(1.82)		2.05	2.67	1.34	1.45	2.37
Total operations	(1.61)		2.34	2.92	1.52	1.56	2.47
Distributions
From net investment income	—		(0.47)	(0.05)	(0.40)	(0.24)	(0.08)
Total distributions	—		(0.47)	(0.05)	(0.40)	(0.24)	(0.08)
Net Asset Value
End of period/year	$15.55		$17.16	$15.29	$12.42	$11.30	$9.98
Total Return(b)	(9.38	)%(c)	15.60%	23.51%	13.79%	16.04%	32.81%
Net Assets End of Period/Year (000’s)	$208,860		$247,159	$230,638	$190,875	$151,185	$187,949
Ratios and Supplemental Data
Expenses to average net assets
After reimbursement/fee waiver	1.03	%(d)	1.02%	0.94%	0.94%	0.99%	0.99%
Before reimbursement/fee waiver	1.03	%(d)	1.04%	1.05%	1.12%	1.12%	1.17%
Net investment income, to average net assets	2.64	%(d)	1.75%	1.84%	1.62%	1.13%	1.20%
Portfolio turnover rate	6	%(c)	27%	17%	22%	63%	53%

For a share outstanding throughout each period

	Period ended		Service Class Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$17.12		$15.28	$12.43	$11.32	$10.00	$7.50
Investment Operations
Net investment income(a)	0.20		0.25	0.21	0.15	0.05	—
Net realized and unrealized gain (loss)	(1.82)		2.04	2.67	1.36	1.48	2.50
Total operations	(1.62)		2.29	2.88	1.51	1.53	2.50
Distributions
From net investment income	—		(0.45)	(0.03)	(0.40)	(0.21)	—
Total distributions	—		(0.45)	(0.03)	(0.40)	(0.21)	—
Net Asset Value
End of period/year	$15.50		$17.12	$15.28	$12.43	$11.32	$10.00
Total Return(b)	(9.46	)%(c)	15.27%	23.18%	13.61%	15.71%	33.36	%(c)
Net Assets End of Period/Year (000’s)	$16,133		$17,983	$12,147	$4,917	$2,293	$116
Ratios and Supplemental Data
Expenses to average net assets
After reimbursement/fee waiver	1.28	%(d)	1.27%	1.19%	1.19%	1.24%	1.24	%(d)
Before reimbursement/fee waiver	1.28	%(d)	1.29%	1.30%	1.37%	1.37%	1.49	%(d)
Net investment income, to average net assets	2.55	%(d)	1.47%	1.48%	1.27%	0.50%	0.05	%(d)
Portfolio turnover rate	6	%(c)	27%	17%	22%	63%	53	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.

The notes to the finanvial statements are an integral part of this report.

16

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.                    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Van Kampen Active International Allocation also changed its name to Transamerica Van Kampen Active International Allocation VP (the “Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products.  The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short-term, interest-bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees.  The fees earned by State Street for the period ended June 30, 2008 were $18.

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

17

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.–(continued)

Dividend income is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The Fund’s investments in India and Thailand are subject to a governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2008 are listed in the Schedule of Investments.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amount of open futures contracts at June 30, 2008 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities. Variation margin represents the additional payments due or excess deposits made in order to maintain the equity account at the required margin level.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE).

18

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.–(continued)

Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $250 million	0.85%
Over $250 million up to $1 billion	0.80%
Over $1 billion	0.775%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit, effective May 1, 2007:

1.07% Expense Limit

The expense limit prior to May 1, 2007 was 0.94%.

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008. The following amounts were available for recapture at June 30, 2008:

	Reimbursement of	Available for
	Expenses*	Recapture Through

Fiscal Year 2007:	$51	12/31/2010
Fiscal Year 2006:	233	12/31/2009
Fiscal Year 2005:	308	12/31/2008

* The above Reimbursements of Expenses were incurred when the expense limit was 0.94%. Therefore, the Fund will recapture expenses waived if the expense ratio falls below 0.94%.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”).  Such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses, or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $10 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause and is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

19

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.–(continued)

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $3. As of June 30, 2008, payments made related to the Emeritus Plan were $6.

The Emeritus Plan was terminated effective October 30, 2007. Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$11,973
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	44,674
U.S. Government	—

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, mark to market on derivative contracts, passive foreign investment companies and capital loss carryforwards.

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

20

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Van Kampen Active International Allocation VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morgan Stanley Investment Management, Inc. (doing business as Van Kampen) (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was above the median for its peer universe for the past 1-year periods and in line with the median for the past 3- and 5-year periods.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were above the median for its peer group but slightly below the median for its peer universe.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

21

Transamerica Van Kampen Large Cap Core VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at  January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$867.65	0.83%	$3.85
Hypothetical (b)	1,000.00	1,020.74	0.83	4.17

Service Class
Actual	1,000.00	866.74	1.08	5.01
Hypothetical (b)	1,000.00	1,019.49	1.08	5.42

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.0%)
Air Freight & Logistics (1.7%)
CH Robinson Worldwide, Inc.	22,799	$1,250
Expeditors International of Washington, Inc.	20,142	866
Airlines (0.4%)
Southwest Airlines Co.	39,500	515
Beverages (0.9%)
Coca-Cola Co.	13,700	712
Dr Pepper Snapple Group, Inc. ‡	16,896	355
Capital Markets (1.4%)
Bank of New York Mellon Corp.	31,524	1,192
Merrill Lynch & Co., Inc. ^	15,700	498
Chemicals (5.7%)
Ei DU Pont de Nemours & Co.	23,699	1,017
Monsanto Co.	43,241	5,467
Rohm & Haas Co.	12,700	590
Commercial Banks (2.5%)
Barclays Bank PLC ADR ^	2,700	62
PNC Financial Services Group, Inc.	12,640	722
US Bancorp	15,300	427
Wachovia Corp. ^	64,400	1,000
Wells Fargo & Co.	35,000	831
Commercial Services & Supplies (0.8%)
Corporate Executive Board Co.	15,224	640
Monster Worldwide, Inc. ‡ ^	18,926	390
Communications Equipment (2.5%)
Alcatel-Lucent ADR ‡	41,028	248
Research In Motion, Ltd. ‡	23,171	2,708
Telefonaktiebolaget LM Ericsson ADR ^	17,000	177
Computers & Peripherals (3.1%)
Apple, Inc. ‡	10,077	1,687
Dell, Inc. ‡	35,100	768
Hewlett-Packard Co.	10,000	442
International Business Machines Corp.	7,760	920
Construction Materials (1.7%)
Cemex SAB de CV ADR ‡	49,122	1,213
Martin Marietta Materials, Inc. ^	8,399	870
Consumer Finance (1.0%)
American Express Co.	33,686	1,269
Diversified Financial Services (6.7%)
Bank of America Corp.	67,600	1,613
Bovespa Holding SA	129,393	1,611
Citigroup, Inc. ^	71,000	1,190
CME Group, Inc. -Class A	2,624	1,005
JPMorgan Chase & Co.	28,000	961
Leucadia National Corp.	39,600	1,859
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	35,700	1,203
Verizon Communications, Inc.	60,400	2,138
Electrical Equipment (0.5%)
First Solar, Inc. ‡	2,451	669
Electronic Equipment & Instruments (0.1%)
Flextronics International, Ltd. ‡	16,300	153
Food & Staples Retailing (2.6%)
CVS Caremark Corp.	17,300	684
Wal-Mart Stores, Inc. ^	45,100	2,535
Food Products (3.6%)
Cadbury PLC ADR	25,928	1,305
Kraft Foods, Inc. -Class A	50,941	1,449
Sara Lee Corp.	18,600	228
Unilever NV	50,400	1,431
Health Care Equipment & Supplies (1.2%)
Boston Scientific Corp. ‡	41,800	514
Gen-Probe, Inc. ‡	6,993	332
Intuitive Surgical, Inc. ‡	2,427	654
Health Care Providers & Services (1.2%)
Cardinal Health, Inc.	19,200	990
UnitedHealth Group, Inc.	7,600	200
WellPoint, Inc. ‡	4,700	224
Hotels, Restaurants & Leisure (3.2%)
Starbucks Corp. ‡ ^	74,975	1,180
Starwood Hotels & Resorts Worldwide, Inc.	17,345	695
Wynn Resorts, Ltd. ^	25,357	2,063
Household Products (1.0%)
Kimberly-Clark Corp.	14,600	873
Procter & Gamble Co.	6,400	389
Industrial Conglomerates (0.5%)
General Electric Co.	21,800	582
Insurance (6.5%)
Aflac, Inc.	4,000	251
American International Group, Inc.	14,400	381
Berkshire Hathaway, Inc. -Class B ‡	493	1,978
Chubb Corp.	37,280	1,827
Genworth Financial, Inc. -Class A	11,100	198
Hartford Financial Services Group, Inc.	10,200	659
Loews Corp.	29,013	1,361
MetLife, Inc.	13,400	707
Travelers Cos., Inc. ‡	13,600	590
Internet & Catalog Retail (3.1%)
Amazon.com, Inc. ‡	44,214	3,242
Liberty Media Corp. -	40,125	592
Interactive -Class A ‡
Internet Software & Services (7.1%)
Baidu.com, ADR ‡	3,325	1,041
eBay, Inc. ‡	100,776	2,754
Google, Inc. -Class A ‡	7,151	3,764
Tencent Holdings, Ltd. ‡	113,600	878
Yahoo!, Inc. ‡	15,380	318
IT Services (3.7%)
Computer Sciences Corp. ‡	6,400	300
Mastercard, Inc. -Class A	7,286	1,935
Redecard SA	71,411	1,330
Visa, Inc. -Class A ‡	7,863	639
Western Union Co.	13,400	331
Life Sciences Tools & Services (0.9%)
Illumina, Inc. ‡ ^	12,749	1,111

The notes to the financial statements are an integral part of this report.

2

	Shares	Value
Media (5.5%)
Comcast Corp. -Class A	112,700	$2,138
Liberty Media Corp. - Entertainment Series A ‡	25,640	621
News Corp. -Class B	47,000	721
Time Warner, Inc.	113,900	1,686
Viacom, Inc. -Class B ‡	53,850	1,645
Metals & Mining (0.7%)
Alcoa, Inc.	6,600	235
Nucor Corp.	8,325	622
Multiline Retail (0.6%)
JC Penney Co., Inc. ^	10,400	377
Macy’s, Inc.	17,700	344
Office Electronics (0.0%)
Seagate Technology, Inc. ‡	36,900
Oil, Gas & Consumable Fuels (5.1%)
Southwestern Energy Co. ‡	37,051	1,764
Ultra Petroleum Corp. ‡	46,054	4,523
Paper & Forest Products (2.0%)
International Paper Co.	105,650	2,462
Pharmaceuticals (6.8%)
Abbott Laboratories	15,900	842
Allergan, Inc.	13,029	678
Bristol-Myers Squibb Co. ^	98,500	2,022
Eli Lilly & Co.	14,000	646
GlaxoSmithKline PLC ADR	8,500	376
Pfizer, Inc.	54,400	951
Roche Holding AG ADR	2,420	217
Schering-Plough Corp.	74,200	1,461
Wyeth	24,100	1,156
Real Estate Management & Development (2.5%)
Brookfield Asset Management, Inc. -Class A	92,564	3,012
Semiconductors & Semiconductor Equipment (0.6%)
Intel Corp.	18,600	399
KLA-Tencor Corp.	6,700	273
Software (0.8%)
Microsoft Corp.	11,900	327
VMware, Inc. -Class A ‡ ^	10,984	592
Specialty Retail (1.3%)
Abercrombie & Fitch Co. -Class A	15,682	983
Home Depot, Inc.	13,100	307
Lowe’s Companies, Inc.	16,600	344
Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc. ‡ ^	27,379	791
Thrifts & Mortgage Finance (0.3%)
Freddie Mac ^	20,800	341
Tobacco (0.9%)
Altria Group, Inc.	17,600	362
Philip Morris International, Inc.	16,200	800
Trading Companies & Distributors (0.7%)
Li & Fung, Ltd.	304,000	916
Transportation Infrastructure (0.5%)
China Merchants Holdings International Co., Ltd.	148,000	572
U.S. Government Agency Obligations (0.1%)
Fannie Mae ^	5,880	115
Wireless Telecommunication Services (1.7%)
America Movil SAB de CV Series L ADR	23,977	1,265
China Mobile, Ltd. ADR	12,518	838
Total Common Stocks (cost $120,152)		119,477

	Principal
REPURCHASE AGREEMENT (3.0%)
State Street Repurchase Agreement •	$3,697	3,697
1.05%, dated 06/30/2008, to be repurchased at $3,697 on 07/01/2008
Total Repurchase Agreement (cost $3,697)		3,697

	Shares
SECURITIES LENDING COLLATERAL (10.4%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% • €	12,836	12,836
Total Securities Lending Collateral (cost $12,836)		12,836
Total Investment Securities (cost $136,685) #		$136,010

The notes to the financial statements are an integral part of this report.

3

NOTES TO SCHEDULE OF INVESTMENTS:

^                   All or a portion of this security is on loan. The value of all securities on loan is $12,339.

•                  State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.

               Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.88% and maturity date of 04/30/2010, respectively, and with a market value plus accrued interest of $3,773.

‡                 Non-income producing security.

€                 Interest rate shown reflects the yield at June 30, 2008.

               Value is less than $1.

            Securities fair valued as determined in good faith in accordance with procedures established by the Trust’s Board of Trustees.

#                 Aggregate cost for federal income tax purposes is $136,685. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $19,558 and $20,233, respectively. Net unrealized depreciation for tax purposes is $675.

DEFINITIONS:

ADR        American Depositary Receipt

PLC        Public Limited Company

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$132,313	$3,697	$—	$136,010

The notes to the financial statements are an integral part of this report.

4

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $136,685) (including securities loaned of $12,339)	$136,010
Receivables:
Investment securities sold	323
Interest	1
Income from loaned securities	17
Dividends	120
Dividend reclaims	3
136,474
Liabilities:
Investment securities purchased	213
Accounts payable and accrued liabilities:
Shares redeemed	50
Management and advisory fees	85
Service fees	1
Administration fees	2
Printing and shareholder reports	13
Payable for collateral for securities on loan	12,836
Other	27
13,227
Net Assets	$123,247
Net Assets Consist of:
Capital Stock ($.01 par value)	$74
Additional paid-in capital	99,664
Undistributed net investment income	2,394
Undistributed net realized gain from investment securities and foreign currency transactions	21,790
Net unrealized depreciation on:
Investment securities	(675)
Net Assets	$123,247
Net Assets by Class:
Initial Class	$120,315
Service Class	2,932
Shares Outstanding:
Initial Class	7,286
Service Class	175
Net Asset Value and Offering Price Per Share:
Initial Class	$16.52
Service Class	16.78

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $22)	$1,183
Interest	11
Income from loaned securities-net	100
1,294
Expenses:
Management and advisory fees	514
Printing and shareholder reports	6
Custody fees	23
Administration fees	14
Legal fees	2
Audit fees	9
Trustees fees	1
Service fees:
Service Class	3
Other	1
Total expenses	573
Net Investment Income	721

Net Realized Gain from:
Investment securities	3,745
Foreign currency transactions	(21)
3,724
Net Decrease in Unrealized Depreciation on:
Investment securities	(24,182)
Translation of assets and liabilities denominated in foreign currencies	2
(24,180)
Net Realized and Unrealized Loss	(20,456)
Net Decrease In Net Assets Resulting from Operations	$(19,735)

The notes to the financial statements are an integral part of this report.

5

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$721	$1,664
Net realized gain from investment securities and foreign currency transactions	3,724	19,202
Change in net unrealized depreciation on investment securities and foreign currency translation	(24,180)	(5,127)
	(19,735)	15,739
Distributions to Shareholders:
From net investment income:
Initial Class	—	(1,527)
Service Class	—	(13)
	—	(1,540)
From net realized gains:
Initial Class	—	(9,655)
Service Class	—	(100)
	—	(9,755)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	1,262	2,845
Service Class	1,684	1,026
	2,946	3,871
Dividends and distributions reinvested:
Initial Class	—	11,183
Service Class	—	113
	—	11,296
Cost of shares redeemed:
Initial Class	(14,750)	(45,699)
Service Class	(284)	(713)
	(15,034)	(46,412)
Net decrease in net assets from capital share transactions	(12,088)	(31,245)
Net decrease in net assets	(31,823)	(26,801)

Net Assets:
Beginning of year	155,070	181,871
End of period/year	$123,247	$155,070
Undistributed Net Investment Income	$2,394	$1,673

Share Activity:
Shares issued:
Initial Class	72	144
Service Class	94	52
	166	196
Shares issued-reinvested from distributions:
Initial Class	—	604
Service Class	—	6
	—	610
Shares redeemed:
Initial Class	(834)	(2,335)
Service Class	(16)	(36)
	(850)	(2,371)
Net decrease in shares outstanding:
Initial Class	(762)	(1,587)
Service Class	78	22
	(684)	(1,565)

The notes to the financial statements are an integral part of this report.

6

FINANCIAL HIGHLIGHTS

(unaudited for the period or year ended June 30, 2008)

For a share outstanding throughout each period

	Period ended		Initial Class Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$19.04		$18.73	$18.23	$16.90	$15.26	$12.85
Investment Operations
Net investment income(a)	0.09		0.19	0.15	0.14	0.19	0.22
Net realized and unrealized gain (loss)	(2.61)		1.50	1.59	1.43	1.71	2.46
Total operations	(2.52)		1.69	1.74	1.57	1.90	2.68
Distributions
From net investment income	—		(0.19)	(0.18)	(0.24)	(0.26)	(0.27)
From net realized gains	—		(1.19)	(1.06)	—	—	—
Total distributions	—		(1.38)	(1.24)	(0.24)	(0.26)	(0.27)
Net Asset Value
End of period/year	$16.52		$19.04	$18.73	$18.23	$16.90	$15.26
Total Return(b)	(13.24	)%(c)	9.25%	10.33%	9.41%	12.75%	21.08%
Net Assets End of Period/Year (000’s)	$120,315		$153,193	$180,443	$208,119	$234,150	$246,502
Ratios and Supplemental Data
Expenses to average net assets	0.83	%(b)	0.82%	0.82%	0.82%	0.82%	0.83%
Net investment income, to average net assets	1.05	%(d)	0.97%	0.81%	0.84%	1.23%	1.62%
Portfolio turnover rate	19	%(c)	37%	40%	50%	175%	180%

For a share outstanding throughout each period

	Period ended		Service Class Year Ended December 31,				May 1 to Dec
	June 30, 2008		2007	2006	2005	2004	31, 2003
Net Asset Value
Beginning of period	$19.36		$19.04	$18.52	$17.19	$15.51	$13.37
Investment Operations
Net investment income(a)	0.07		0.15	0.10	0.10	0.16	0.13
Net realized and unrealized gain (loss)	(2.65)		1.51	1.63	1.45	1.75	2.03
Total operations	(2.58)		1.66	1.73	1.55	1.91	2.16
Distributions
From net investment income	—		(0.15)	(0.15)	(0.22)	(0.23)	(0.02)
From net realized gains	—		(1.19)	(1.06)	—	—	—
Total distributions	—		(1.34)	(1.21)	(0.22)	(0.23)	(0.02)
Net Asset Value
End of period/year	$16.78		$19.36	$19.04	$18.52	$17.19	$15.51
Total Return(b)	(13.33	)%(c)	8.94%	10.06%	9.12%	12.53%	16.14	%(c)
Net Assets End of Period/Year (000’s)	$2,932		$1,878	$1,428	$1,076	$805	$225
Ratios and Supplemental Data
Expenses to average net assets	1.08	%(d)	1.06%	1.07%	1.07%	1.07%	1.08	%(d)
Net investment income, to average net assets	0.83	%(d)	0.74%	0.55%	0.59%	1.03%	1.31	%(d)
Portfolio turnover rate	19	%(c)	37%	40%	50%	175%	180	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.

The notes to the financial statements are an integral part of this report.

7

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Van Kampen Large Cap Core also changed its name to Transamerica Van Kampen Large Cap Core VP (the “Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Recaptured commissions during the period ended June 30, 2008 of $3 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008 were $22

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.-(continued)

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc.  (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $250 million	0.75%
Over $250 million	0.70%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.84% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008. There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreements, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.-(continued)

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the period ended June 30, 2008 were $24.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses, or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $6 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $3. As of June 30, 2008, payments made related to the Emeritus Plan were $5.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$24,810
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	34,825
U.S. Government	—

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, investment in partnership, REITs and capital loss carryforwards.

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

10

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Van Kampen Large Cap Core VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morgan Stanley Investment Management, Inc. (doing business as Van Kampen) (the “Sub-Adviser”), to determine whether the agreements should be renewed.  The Board considered that a proposal to reorganize Transamerica Capital Guardian U.S. Equity VP into the Fund had been determined by the Board to be in the best interests of the shareholders of both funds and that the reorganization, subject to the satisfaction of certain conditions, is expected to close in the first half of 2009.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-year period, in line with the median for the past 3-year period, and above the median for the past 5-year period.  The Board noted that there were challenges in finding the appropriate peer group for performance comparisons and that prior to May 2004, the Fund was managed using a balanced strategy by a different manager at Van Kampen.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were above the median for its peer group but below the median for its peer universe.  The Board considered that the Fund’s contractual management fees were above the median for its expense group by a relatively small margin.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that despite a flat fee schedule from the Sub-Adviser, TAM offers a breakpoint which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grow.  The Board also noted that there is potential for a further fee reduction via the reorganization.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

11

Transamerica Van Kampen Mid-Cap Growth VP

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at  January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Initial Class
Actual	$1,000.00	$907.87	0.85%	$4.03
Hypothetical (b)	1,000.00	1,020.64	0.85	4.27
Service Class
Actual	1,000.00	906.50	1.10	5.21
Hypothetical (b)	1,000.00	1,019.39	1.10	5.52

(a) Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b) 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

1

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.7%)
Air Freight & Logistics (4.4%)
CH Robinson Worldwide, Inc.	255,416	$14,007
Expeditors International of Washington, Inc. ^	236,124	10,153
Capital Markets (1.5%)
Calamos Asset Management, Inc. -Class A	310,084	5,281
GLG Partners, Inc. ‡ ^	402,950	3,143
Chemicals (3.3%)
Intrepid Potash, Inc. ‡	120,329	7,915
Nalco Holding Co.	473,769	10,020
Commercial Services & Supplies (3.6%)
Corporate Executive Board Co.	180,716	7,599
Covanta Holding Corp. ‡	276,794	7,388
Monster Worldwide, Inc. ‡ ^	248,106	5,113
Computers & Peripherals (1.0%)
Teradata Corp. ‡	248,073	5,740
Construction & Engineering (0.9%)
Aecom Technology Corp. ‡	146,017	4,750
Construction Materials (3.1%)
Martin Marietta Materials, Inc. ^	124,112	12,857
Texas Industries, Inc. ^	77,680	4,360
Diversified Consumer Services (1.8%)
New Oriental Education & Technology Group ADR ‡	78,816	4,605
Strayer Education, Inc.	26,557	5,552
Diversified Financial Services (4.4%)
IntercontinentalExchange, Inc. ‡	67,840	7,734
Leucadia National Corp.	353,501	16,593
Energy Equipment & Services (2.2%)
IHS, Inc. -Class A ‡	174,788	12,165
Gas Utilities (1.9%)
Questar Corp.	150,029	10,658
Health Care Equipment & Supplies (3.8%)
GEN-Probe, Inc. ‡	150,195	7,131
Intuitive Surgical, Inc. ‡ ^	21,006	5,659
Mindray Medical International, Ltd., ADR	224,449	8,377
Hotels, Restaurants & Leisure (9.0%)
Choice Hotels International, Inc.	148,116	3,925
Ctrip.com International, Ltd. ADR	206,569	9,457
Marriott International, Inc. -Class A ^	224,724	5,897
Penn National Gaming, Inc. ‡	66,507	2,138
Starbucks Corp. ‡	654,004	10,294
Wynn Resorts, Ltd. ^	222,966	18,138
Household Durables (2.9%)
Gafisa SA ADR ^	228,607	7,857
Mohawk Industries, Inc. ‡ ^	65,167	4,177
NVR, Inc. ‡ ^	8,380	4,191
Insurance (1.0%)
Alleghany Corp. ‡	16,879	5,605
Internet & Catalog Retail (1.9%)
priceline.com, Inc. ‡ ^	89,456	10,329
Internet Software & Services (9.9%)
Akamai Technologies, Inc. ‡	167,261	5,819
Alibaba.com, Ltd. ‡	4,397,800	6,204
Baidu.com, ADR ‡ ^	49,427	15,469
Equinix, Inc. ‡ ^	76,507	6,826
NHN Corp. ‡	36,397	6,350
Tencent Holdings, Ltd.	1,825,800	14,119
IT Services (2.2%)
Redecard SA	655,216	12,202
Life Sciences Tools & Services (5.6%)
Illumina, Inc. ‡ ^	205,324	17,886
Techne Corp. ‡	165,128	12,779
Media (4.5%)
Discovery Holding Co. -Class A ‡	346,727	7,614
Groupe Aeroplan, Inc.	535,355	9,103
Grupo Televisa SA ADR^	342,008	8,078
Oil, Gas & Consumable Fuels (15.6%)
Continental Resources, Inc. ‡	131,973	9,148
Range Resources Corp.	96,950	6,354
Southwestern Energy Co. ‡	632,719	30,124
Ultra Petroleum Corp. ‡	416,121	40,863
Real Estate Management & Development (2.8%)
Brookfield Asset Management, Inc. -Class A	284,442	9,255
Forest City Enterprises, Inc. -Class A	194,500	6,267
Software (1.8%)
Salesforce.com, Inc. ‡	147,672	10,076
Specialty Retail (2.2%)
Abercrombie & Fitch Co. -Class A	195,136	12,231
Textiles, Apparel & Luxury Goods (2.2%)
Coach, Inc. ‡ ^	247,211	7,139
Lululemon Athletica, Inc. ‡ ^	179,369	5,213
Trading Companies & Distributors (1.7%)
Li & Fung, Ltd.	3,184,000	9,596
Transportation Infrastructure (0.9%)
Grupo Aeroportuario del Pacifico SA de CV ADR	169,382	4,975
Wireless Telecommunication Services (1.6%)
NII Holdings, Inc. ‡	182,641	8,674
Total Common Stocks (cost $524,904)		541,172

	Principal
REPURCHASE AGREEMENT (2.3%)
State Street Repurchase Agreement € 1.05%, dated 06/30/2008, to be repurchased at $12,864 on 07/01/2008	$12,864	12,864
Total Repurchase Agreement (cost $12,864)		12,864

	Shares
SECURITIES LENDING COLLATERAL (22.5%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% €	124,267	124,267
Total Securities Lending Collateral (cost $124,267)		124,267
Total Investment Securities (cost $662,035) #		$678,303

The notes to the financial statements are an integral part of this report.

2

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $120,466.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
£

Repurchase agreement excluding collateral for securities on loan are collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61% and maturity date of 01/23/2009, respectively, and with a market value plus accrued interest of $13,121.

‡	Non-income producing security.
€	Interest rate shown reflects the yield at June 30, 2008.
#

Aggregate cost for federal income tax purposes is $662,035. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $85,588 and $69,320 respectively. Net unrealized appreciation for tax purposes is $16,268.

DEFINITIONS:

ADR        American Depositary Receipt

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 5 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$665,439	$12,864	$—	$678,303

The notes to the financial statements are an integral part of this report.

3

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $662,035) (including securities loaned of $120,466)	$678,303
Receivables:
Investment securities sold	10,554
Shares sold	3
Interest	9
Income from loaned securities	148
Dividends	307
689,324
Liabilities:
Investment securities purchased	10,052
Accounts payable and accrued liabilities:
Shares redeemed	701
Management and advisory fees	396
Service fees	2
Administration fees	10
Printing and shareholder reports	179
Payable for collateral for securities on loan	124,267
Other	50
135,657
Net Assets	$553,667

Net Assets Consist of:
Capital Stock ($.01 par value)	$236
Additional paid-in capital	912,253
Undistributed net investment income	4,167
Accumulated net realized loss from investment securities, and foreign currency transactions	(379,257)
Net unrealized appreciation on:
Investment securities	16,268
Net Assets	$553,667
Net Assets by Class:
Initial Class	$543,917
Service Class	9,750
Shares Outstanding:
Initial Class	23,206
Service Class	421
Net Asset Value and Offering Price Per Share:
Initial Class	$23.45
Service Class	23.17

STATEMENT OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $86)	$1,417
Interest	39
Income from loaned securities-net	701
2,157
Expenses:
Management and advisory fees	2,327
Custody fees	59
Administration fees	58
Legal fees	8
Audit fees	9
Trustees fees	7
Service fees:
Service Class	13
Other	4
Total expenses	2,485
Net Investment Loss	(328)
Net Realized Gain from:
Investment securities	9,486
Foreign currency transactions	(165)
9,321
Net Decrease in Unrealized Depreciation on:
Investment securities	(70,050)
Net Realized and Unrealized Loss	(60,729)
Net Decrease In Net Assets Resulting from Operations	$(61,057)

The notes to the financial statements are an integral part of this report.

4

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2008 (unaudited)	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(328)	$2,983
Net realized gain from investment securities and foreign currency transactions	9,321	82,609
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(70,050)	42,072
	(61,057)	127,664
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	8,034	36,884
Service Class	1,592	7,159
	9,626	44,043
Cost of shares redeemed:
Initial Class	(52,322)	(108,211)
Service Class	(2,705)	(3,380)
	(55,027)	(111,591)
Net decrease in net assets from capital share transactions	(45,401)	(67,548)
Net increase (decrease) in net assets	(106,458)	60,116

Net Assets:
Beginning of year	660,125	600,009
End of period/year	$553,667	$660,125
Undistributed Net Investment Income	$4,167	$4,495

Share Activity:
Shares issued:
Initial Class	332	1,546
Service Class	67	295
	399	1,841
Shares redeemed:
Initial Class	(2,215)	(4,604)
Service Class	(118)	(140)
	(2,333)	(4,744)
Net decrease in shares outstanding:
Initial Class	(1,883)	(3,058)
Service Class	(51)	155
	(1,934)	(2,903)

The notes to the financial statements are an integral part of this report.

5

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2008)

For a share outstanding throughout each period

	Period ended		Initial Class Year Ended December 31,
	June 30, 2008		2007	2006	2005	2004	2003
Net Asset Value
Beginning of period	$25.83		$21.08	$19.18	$17.85	$16.66	$13.00
Investment Operations
Net investment income (loss)(a)	(0.01)		0.11	0.05	(0.02)	0.01	(0.06)
Net realized and unrealized gain (loss)	(2.37)		4.64	1.85	1.37	1.18	3.72
Total operations	(2.38)		4.75	1.90	1.35	1.19	3.66
Distributions
From net investment income	—		—	—	(0.02)	—	—
From net realized gains	—		—	—	—	—	—
Total distributions	—		—	—	(0.02)	—	—
Net Asset Value
End of period/year	$23.45		$25.83	$21.08	$19.18	$17.85	$16.66
Total Return(b)	(9.21	)%(c)	22.53%	9.91%	7.55%	7.14%	28.15%
Net Assets End of Period/Year (000’s)	$543,917		$648,069	$593,375	$642,496	$702,974	$762,732
Ratios and Supplemental Data
Expenses to average net assets	0.85	%(d)	0.89%	0.89%	0.92%	0.89%	0.86%
Net investment income (loss), to average net assets	(0.11	)%(d)	0.47%	0.24%	(0.13)%	0.09%	(0.39)%
Portfolio turnover rate	25	%(c)	76%	65%	177%	170%	171%

For a share outstanding throughout each period

	Period ended		Service Class Year Ended December 31,					May 1 to Dec
	June 30, 2008		2007	2006		2005	2004	31, 2003
Net Asset Value
Beginning of period	$25.56		$20.91	$19.07		$17.78	$16.63	$13.83
Investment Operations
Net investment income (loss)(a)	(0.04)		0.05	—	(e)	(0.07)	0.01	(0.06)
Net realized and unrealized gain (loss)	(2.35)		4.60	1.84		1.36	1.14	2.86
Total operations	(2.39)		4.65	1.84		1.29	1.15	2.80
Distributions
From net investment income	—		—	—		—	—	—
From net realized gains	—		—	—		—	—	—
Total distributions	—		—	—		—	—	—
Net Asset Value
End of period/year	$23.17		$25.56	$20.91		$19.07	$17.78	$16.63
Total Return(b)	(9.35	)%(c)	22.24%	9.59%		7.31%	6.92%	20.25	%(c)
Net Assets End of Period/Year (000’s)	$9,750		$12,057	$6,634		$4,758	$2,971	$548
Ratios and Supplemental Data
Expenses to average net assets	1.10	%(d)	1.14%	1.14%		1.17%	1.15%	1.12	%(d)
Net investment income (loss), to average net assets	(0.35	)%(d)	0.21%	—	%(e)	(0.40)%	0.06%	(0.61	)%(d)
Portfolio turnover rate	25	%(c)	76%	65%		177%	170%	171	%(c)

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(c)	Not annualized.
(d)	Annualized.
(e)	Rounds to less than $0.01 or 0.01%.

The notes to the financial statements are an integral part of this report.

6

NOTES TO FINANCIAL STATEMENTS

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2008, TST was known as AEGON/Transamerica Series Trust. At the same time, Van Kampen Mid-Cap Growth also changed its name to Transamerica Van Kampen Mid-Cap Growth VP (the “Fund”). TST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. The Fund is part of TST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income, and expenses: The Fund currently offers two classes of shares; an Initial Class and a Service Class. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, State Street, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Recaptured commissions during the period ended June 30, 2008 of $21 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees. The fees earned by State Street for the period ended June 30, 2008, were $209.

7

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.-(continued)

The value of loaned securities and related collateral outstanding at June 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-dividend date.

NOTE 2.   RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affliliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Transamerica Occidental Life Insurance Company.

TAM is the Fund’s investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc.  (“TCI”) is the Fund’s distributor. TFS and TCI are affilates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TAM, TFS, and TCI.

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $1 billion	0.80%
Over $1 billion	0.775%

TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts recaptured during the period ended June 30, 2008. There are no amounts available for recapture at June 30, 2008.

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreements, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2009. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the period ended June 30, 2008 were $172.

8

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2.-(continued)

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses, or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST. The pro rata liability to the Fund of all deferred fees in the Plan amounted to $25 as of June 30, 2008.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of TST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee’s current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by TST on a pro rata basis allocable to each series of TST based on the relative assets of the series. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of TST. For the period ended June 30, 2008, the amount related to the Emeritus Plan was $9. As of June 30, 2008, payments made related to the Emeritus Plan were $17.

The Emeritus Plan was terminated effective October 30, 2007.  Upon the termination, the Fund shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2008 were as follows:

Purchases of securities:
Long-term	$142,402
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	158,986
U.S. Government	—

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, investment in partnership, REITs and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available Through

$285,142	December 31, 2010
$102,512	December 31, 2009

NOTE 5.   ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

9

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 5.-(continued)

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

10

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

June 30, 2008

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (“TST”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Van Kampen Mid-Cap Growth VP (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Van Kampen Asset Management (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was above the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5-year period.  The Trustees considered that the Fund’s longer-term performance was partially reflective of the older emerging growth strategy used by a different management team at the Sub-Adviser prior to November 2005 and that short-term performance was better.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were above the median for its peer group but below with the median for its peer universe.  The Board considered that the Fund’s fees and expenses were above the median for its expense group by a relatively small margin.  Based on their review, the Trustees determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

11

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

A description of the Transamerica Series Trusts’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission website www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-800-851-9777; and (2) on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

P.O. Box 9012

Clearwater, FL 33758-9012

Distributor:	Transamerica Capital, Inc.,
4600 South Syracuse Street
Denver, CO 80237

Customer Service: 1-800-851-9777

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6: Schedule of Investments.

The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders

The Registrant’s Nominating Committee’s provisions with respect to nominations of Trustees to its Board are as follows:

A candidate for nomination as Trustee submitted by a shareholder will not be deemed to be properly submitted to the Committee for the Committee’s consideration unless the following requirements have been met and procedures followed:

1.                                       Each eligible shareholder or shareholder group may submit no more than one nominee each calendar year.

2.                                       The nominee must satisfy all qualifications provided herein and in the Funds’ organizational documents, including qualification as a possible Independent Trustee if the nominee is to serve in that capacity.

•                                          The nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group.(1)

•                                          Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the year prior to the nomination by any nominating shareholder entity or entity in a nominating shareholder group.

•                                          Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group.

•                                          The nominee may not be an executive officer, director or person fulfilling similar functions of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group.

•                                          The nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an interested person of such holder or member as defined by Section 2(a)(19) of the 1940 Act).

•                                          A shareholder or shareholder group may not submit for consideration a nominee which has previously been considered by the Committee.

3.                                       In order for the Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee:

•                                          Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of a Fund’s (or a series thereof) securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the meeting.

The nominating shareholder or shareholder group must also bear the economic risk of the investment.

•                                          The nominating shareholder or shareholder group must also submit a certification which provides the number of shares which the person or group has (a) sole power to vote or direct the vote; (b) shared power to vote or direct the vote; (c) sole power to dispose or direct the disposition of such shares; and (d) shared power to dispose or direct the disposition of such shares. In addition the certification shall provide that the shares have been held continuously for at least two years.

4.                                       Shareholders or shareholder groups submitting proposed nominees must substantiate compliance with the above requirements at the time of submitting their proposed nominee as part of their

(1) Terms such as “immediate family member” and “control” shall be interpreted in accordance with the federal securities laws.

written submission to the attention of the Funds’ Secretary, who will provide all submissions to the Committee. This submission to the Funds must include:

•                                          the shareholder’s contact information;

•                                          the nominee’s contact information and the number of applicable Fund shares owned by the proposed nominee;

•                                          all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A under the Securities Exchange Act of 1934;

and

•                                          a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in a Fund’s proxy statement, if so designated by the Committee and the Funds’ Board.

5.                                       The Committee will consider all submissions meeting the applicable requirements stated herein that are received by December 31 of the most recently completed calendar year.

Item 11: Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)          (1) Not Applicable

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3) Not Applicable

(b)         A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer

Date:	September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer

Date:	September 5, 2008

By:	/s/ Joseph P. Carusone
Joseph P. Carusone
Principal Financial Officer

Date:	September 5, 2008

EXHIBIT INDEX

Exhibit No.

Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Chief Executive Officer and Principal Financial Officer